Quarterly Report
March 31, 2026
State Street Multi-Asset Real Return ETF (formerly SPDR SSGA Multi-Asset Real Return ETF)
State Street Income Allocation ETF (formerly SPDR SSGA Income Allocation ETF)
State Street Global Allocation ETF (formerly SPDR SSGA Global Allocation ETF)
State Street Blackstone High Income ETF (formerly SPDR Blackstone High Income ETF)
State Street Blackstone Senior Loan ETF (formerly SPDR Blackstone Senior Loan ETF)
State Street Ultra Short Term Bond ETF (formerly SPDR SSGA Ultra Short Term Bond ETF)
State Street DoubleLine Total Return Tactical ETF (formerly SPDR DoubleLine Total Return Tactical ETF)
State Street DoubleLine Emerging Markets Fixed Income ETF (formerly SPDR DoubleLine Emerging Markets Fixed Income ETF)
State Street DoubleLine Short Duration Total Return Tactical ETF (formerly SPDR DoubleLine Short Duration Total Return Tactical ETF)
State Street Fixed Income Sector Rotation ETF (formerly SPDR SSGA Fixed Income Sector Rotation ETF)
State Street US Sector Rotation ETF (formerly SPDR SSGA US Sector Rotation ETF)
State Street US Equity Premium Income ETF (formerly SPDR SSGA US Equity Premium Income ETF)
State Street Nuveen Municipal Bond ETF (formerly SPDR Nuveen Municipal Bond ETF)
State Street Nuveen Municipal Bond ESG ETF (formerly SPDR Nuveen Municipal Bond ESG ETF)
State Street Loomis Sayles Opportunistic Bond ETF (formerly SPDR Loomis Sayles Opportunistic Bond ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 5.3%
State Street Energy Select Sector SPDR ETF (a) (b)	862,735	$52,851,146
DOMESTIC FIXED INCOME — 26.9%
State Street SPDR Bloomberg 1-3 Month T-Bills ETF (a)	255,705	23,432,806
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	6,971,364	245,670,868
		269,103,674
INFLATION LINKED — 5.7%
State Street SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,953,478	56,677,243
INTERNATIONAL EQUITY — 27.7%
State Street SPDR S&P Global Infrastructure ETF (a) (b)	3,342,474	254,094,873
VanEck Agribusiness ETF (b)	269,969	22,812,381
		276,907,254
INTERNATIONAL FIXED INCOME — 2.9%
State Street SPDR FTSE International Government Inflation-Protected Bond ETF (a) (b)	732,766	29,017,534
NATURAL RESOURCES — 28.4%
State Street SPDR S&P Global Natural Resources ETF (a) (b)	3,396,740	253,634,576
State Street SPDR S&P Metals & Mining ETF (a) (b)	281,255	30,378,352
		284,012,928
REAL ESTATE — 3.0%
State Street SPDR Dow Jones International Real Estate ETF (a) (b)	257,064	6,843,043
State Street SPDR Dow Jones REIT ETF REIT (a) (b)	232,441	23,469,568
		30,312,611
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $832,117,614)		998,882,390
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	520,893	$520,893
State Street Navigator Securities Lending Portfolio II (e) (f)	19,252,543	19,252,543
TOTAL SHORT-TERM INVESTMENTS (Cost $19,773,436)		$19,773,436
TOTAL INVESTMENTS — 101.9% (Cost $851,891,050)		1,018,655,826
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(19,254,508)
NET ASSETS — 100.0%		$999,401,318

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$998,882,390	$—	$—	$998,882,390
Short-Term Investments	19,773,436	—	—	19,773,436
TOTAL INVESTMENTS	$1,018,655,826	$—	$—	$1,018,655,826
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Energy Select Sector SPDR ETF	207,471	$17,595,616	$25,684,975	$3,446,045	$209,188	$12,807,412	862,735	$52,851,146	$782,376
State Street Institutional U.S. Government Money Market Fund, Class G Shares	246,692	246,692	16,048,175	15,773,974	—	—	520,893	520,893	20,219
State Street Navigator Securities Lending Portfolio II	48,201,739	48,201,739	1,067,811,471	1,096,760,667	—	—	19,252,543	19,252,543	312,323
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2,843,197	54,418,791	28,295,130	26,118,901	3,055	79,168	2,953,478	56,677,243	1,097,299
State Street SPDR Bloomberg 1-3 Month T-Bills ETF	27,479	2,520,649	36,572,113	15,679,900	(3,320)	23,264	255,705	23,432,806	105,649
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	4,382,544	119,336,673	108,756,321	30,245,432	1,036,319	46,786,987	6,971,364	245,670,868	7,626,011
State Street SPDR Dow Jones International Real Estate ETF	420,935	11,533,619	5,334,341	9,910,417	283,716	(398,216)	257,064	6,843,043	260,647
State Street SPDR Dow Jones REIT ETF	281,344	27,132,815	13,121,930	17,719,469	115,401	818,891	232,441	23,469,568	610,596
State Street SPDR FTSE International Government Inflation-Protected Bond ETF	638,546	25,465,214	14,348,929	10,185,630	(316,363)	(294,616)	732,766	29,017,534	797,018
State Street SPDR S&P Global Infrastructure ETF	1,736,596	116,928,482	126,489,504	8,448,576	771,546	18,353,917	3,342,474	254,094,873	2,857,185
State Street SPDR S&P Global Natural Resources ETF	1,942,468	105,359,464	115,022,293	19,136,802	639,095	51,750,526	3,396,740	253,634,576	2,463,805
State Street SPDR S&P Metals & Mining ETF	264,311	17,766,985	30,200,587	28,389,809	712,882	10,087,707	281,255	30,378,352	86,065
Total		$546,506,739	$1,587,685,769	$1,281,815,622	$3,451,519	$140,015,040		$995,843,445	$17,019,193
See accompanying notes to Schedule of Investments.

STATE STREET INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 31.7%
Schwab U.S. Dividend Equity ETF (a)	176,801	$5,424,255
State Street SPDR ICE Preferred Securities ETF (a) (b)	131,256	4,047,935
State Street SPDR Portfolio S&P 500 High Dividend ETF (a) (b)	119,346	5,432,630
State Street U.S. Equity Premium Income ETF (b)	220,771	6,739,763
		21,644,583
DOMESTIC FIXED INCOME — 36.7%
State Street Blackstone Senior Loan ETF (a) (b)	103,429	4,151,640
State Street SPDR Bloomberg 1-3 Month T-Bills ETF (a) (b)	10,237	938,119
State Street SPDR Bloomberg Convertible Securities ETF (a) (b)	29,882	2,734,801
State Street SPDR Bloomberg High Yield Bond ETF (b)	68,360	6,543,419
State Street SPDR Portfolio Intermediate Term Treasury ETF (a) (b)	25,477	730,171
State Street SPDR Portfolio Long Term Corporate Bond ETF (a) (b)	61,837	1,374,018
State Street SPDR Portfolio Long Term Treasury ETF (b)	327,038	8,601,099
		25,073,267
INTERNATIONAL EQUITY — 15.7%
State Street SPDR S&P Global Infrastructure ETF (a) (b)	96,688	7,350,222
State Street SPDR S&P International Dividend ETF (b)	75,122	3,425,706
		10,775,928
INTERNATIONAL FIXED INCOME — 13.9%
State Street SPDR Bloomberg Emerging Markets Local Bond ETF (b)	162,007	3,343,824
Security Description	Shares	Value
State Street SPDR Bloomberg Emerging Markets USD Bond ETF (b)	247,432	$6,136,314
		9,480,138
REAL ESTATE — 1.9%
State Street SPDR Dow Jones REIT ETF REIT (a) (b)	13,132	1,325,938
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $67,350,690)		68,299,854
SHORT-TERM INVESTMENTS — 30.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	47,930	47,930
State Street Navigator Securities Lending Portfolio II (e) (f)	20,805,903	20,805,903
TOTAL SHORT-TERM INVESTMENTS (Cost $20,853,833)		$20,853,833
TOTAL INVESTMENTS — 130.4% (Cost $88,204,523)		89,153,687
LIABILITIES IN EXCESS OF OTHER ASSETS — (30.4)%		(20,809,742)
NET ASSETS — 100.0%		$68,343,945

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$68,299,854	$—	$—	$68,299,854
Short-Term Investments	20,853,833	—	—	20,853,833
TOTAL INVESTMENTS	$89,153,687	$—	$—	$89,153,687
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Blackstone Senior Loan ETF	98,253	$4,086,342	$1,221,223	$1,001,024	$(8,957)	$(145,944)	103,429	$4,151,640	$235,033
State Street Institutional U.S. Government Money Market Fund, Class G Shares	36,671	36,671	2,835,170	2,823,911	—	—	47,930	47,930	4,332
State Street Navigator Securities Lending Portfolio II	11,747,638	11,747,638	181,600,348	172,542,083	—	—	20,805,903	20,805,903	52,506
State Street SPDR Bloomberg 1-3 Month T-Bills ETF	25,559	2,344,527	1,908,032	3,309,205	(805)	(4,430)	10,237	938,119	24,864
State Street SPDR Bloomberg Convertible Securities ETF	33,227	2,746,544	657,049	958,606	187,507	102,307	29,882	2,734,801	34,397
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	161,194	3,449,551	915,277	879,574	(3,365)	(138,065)	162,007	3,343,824	148,202
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	251,965	6,200,859	1,611,183	1,698,352	69,886	(47,262)	247,432	6,136,314	296,171
State Street SPDR Bloomberg High Yield Bond ETF	69,696	6,779,330	4,990,861	5,125,770	78,787	(179,789)	68,360	6,543,419	340,517
State Street SPDR Dow Jones REIT ETF	48,098	4,638,571	520,183	3,973,417	89,227	51,374	13,132	1,325,938	61,917
State Street SPDR ICE Preferred Securities ETF	128,189	4,071,282	1,179,074	1,071,677	(35,622)	(95,122)	131,256	4,047,935	210,013
State Street SPDR Portfolio Intermediate Term Treasury ETF	59,169	1,702,292	754,301	1,718,306	14,551	(22,667)	25,477	730,171	7,453
State Street SPDR Portfolio Long Term Corporate Bond ETF	57,166	1,290,237	1,564,606	1,429,397	13,022	(64,450)	61,837	1,374,018	27,663
State Street SPDR Portfolio Long Term Treasury ETF	355,231	9,442,040	8,352,031	9,012,930	(364,347)	184,305	327,038	8,601,099	240,625
State Street SPDR Portfolio S&P 500 High Dividend ETF	91,329	3,876,003	6,054,415	4,966,798	437,447	31,563	119,346	5,432,630	248,588
State Street SPDR S&P Global Infrastructure ETF	91,914	6,188,754	2,534,389	2,145,463	389,792	382,750	96,688	7,350,222	106,719
State Street SPDR S&P International Dividend ETF	—	—	5,106,106	1,830,812	88,873	61,539	75,122	3,425,706	62,059
State Street U.S. Equity Premium Income ETF	229,532	6,826,259	1,947,002	2,175,799	38,841	103,460	220,771	6,739,763	245,922
Total		$75,426,900	$223,751,250	$216,663,124	$994,837	$219,569		$83,729,432	$2,346,981
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 31.2%
State Street SPDR Portfolio S&P 600 Small Cap ETF (b)	177,692	$8,586,077
State Street SPDR S&P 500 ETF Trust	116,358	75,672,262
State Street SPDR S&P MidCap 400 ETF Trust (b)	9,073	5,595,864
		89,854,203
DOMESTIC FIXED INCOME — 29.9%
State Street Blackstone Senior Loan ETF (b)	182,608	7,329,885
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	533,496	18,800,399
State Street SPDR Bloomberg High Yield Bond ETF	76,530	7,325,452
State Street SPDR Bloomberg International Treasury Bond ETF (b)	353,517	7,759,698
State Street SPDR Portfolio Aggregate Bond ETF (b)	1,186,027	30,386,012
State Street SPDR Portfolio Long Term Corporate Bond ETF (b)	390,230	8,670,910
State Street SPDR Portfolio Long Term Treasury ETF	218,994	5,759,542
		86,031,898
INFLATION LINKED — 4.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	612,606	11,755,909
INTERNATIONAL EQUITY — 26.6%
State Street SPDR Portfolio Developed World ex-U.S. ETF (b)	920,176	42,006,035
State Street SPDR Portfolio Emerging Markets ETF (b)	556,175	26,090,169
State Street SPDR S&P International Small Cap ETF (b)	201,984	8,529,784
		76,625,988
INTERNATIONAL FIXED INCOME — 7.5%
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	205,859	4,248,930
Security Description	Shares	Value
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	348,474	$8,642,155
State Street SPDR Bloomberg International Corporate Bond ETF (b)	274,717	8,538,204
		21,429,289
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $253,996,794)		285,697,287
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	1,920,638	1,920,638
State Street Navigator Securities Lending Portfolio II (e) (f)	24,649,229	24,649,229
TOTAL SHORT-TERM INVESTMENTS (Cost $26,569,867)		$26,569,867
TOTAL INVESTMENTS — 108.5% (Cost $280,566,661)		312,267,154
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(24,407,313)
NET ASSETS — 100.0%		$287,859,841

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$285,697,287	$—	$—	$285,697,287
Short-Term Investments	26,569,867	—	—	26,569,867
TOTAL INVESTMENTS	$312,267,154	$—	$—	$312,267,154
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Blackstone Senior Loan ETF	154,293	$6,417,046	$1,554,806	$397,808	$1,928	$(246,087)	182,608	$7,329,885	$376,881
State Street Communication Services Select Sector SPDR ETF	49,159	5,335,226	27,601	5,333,171	305,164	(334,820)	—	—	—
State Street Consumer Discretionary Select Sector SPDR ETF	—	—	5,246,171	5,313,678	67,507	—	—	—	—
State Street Consumer Staples Select Sector SPDR ETF	62,368	5,049,937	148,237	5,273,530	67,647	7,709	—	—	—
State Street Health Care Select Sector SPDR ETF	37,957	5,116,224	9,136	5,195,066	64,454	5,252	—	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,861,447	8,861,447	23,427,535	30,368,344	—	—	1,920,638	1,920,638	302,021
State Street Navigator Securities Lending Portfolio II	30,268,752	30,268,752	1,883,655,908	1,889,275,431	—	—	24,649,229	24,649,229	116,267
State Street SPDR Bloomberg 1-10 Year TIPS ETF	539,336	10,322,891	2,176,604	769,858	11,330	14,942	612,606	11,755,909	258,283
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	182,180	3,898,652	763,618	259,174	20,247	(174,413)	205,859	4,248,930	171,198
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	316,524	7,789,656	1,421,339	609,676	29,465	11,371	348,474	8,642,155	381,220
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	233,458	6,357,061	15,483,929	6,425,838	377,185	3,008,062	533,496	18,800,399	395,805
State Street SPDR Bloomberg High Yield Bond ETF	79,722	7,754,559	12,983,169	13,379,753	114,861	(147,384)	76,530	7,325,452	378,772
State Street SPDR Bloomberg International Corporate Bond ETF	242,543	7,904,476	1,605,776	577,446	64,447	(459,049)	274,717	8,538,204	145,578
State Street SPDR Bloomberg International Treasury Bond ETF	221,473	5,202,401	7,978,881	5,151,225	(11,807)	(258,552)	353,517	7,759,698	19,274
State Street SPDR Dow Jones International Real Estate ETF	141,710	3,882,854	43,780	3,871,579	129,668	(184,723)	—	—	13,828
State Street SPDR Dow Jones REIT ETF	90,614	8,738,814	52,588	8,859,543	60,635	7,506	—	—	13,300
State Street SPDR Portfolio Aggregate Bond ETF	1,671,132	42,780,979	34,315,150	46,432,693	738,903	(1,016,327)	1,186,027	30,386,012	596,165
State Street SPDR Portfolio Developed World ex-US ETF	567,095	22,961,677	28,038,968	13,456,958	2,508,245	1,954,103	920,176	42,006,035	769,343
State Street SPDR Portfolio Emerging Markets ETF	451,595	19,301,170	7,780,535	3,227,780	480,847	1,755,397	556,175	26,090,169	399,531
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	115,455	3,876,979	4,168,014	8,090,177	98,104	(52,920)	—	—	87,464
State Street SPDR Portfolio Long Term Corporate Bond ETF	405,905	9,161,276	9,216,698	9,486,253	177,018	(397,829)	390,230	8,670,910	180,119
State Street SPDR Portfolio Long Term Treasury ETF	98,569	2,619,964	20,695,134	17,288,930	(180,152)	(86,474)	218,994	5,759,542	202,784
State Street SPDR Portfolio S&P 600 Small Cap ETF	149,944	6,387,615	12,163,840	11,178,467	366,965	846,124	177,692	8,586,077	143,669
State Street SPDR S&P 500 ETF Trust	72,105	44,550,074	49,931,892	22,160,643	4,887,189	(1,536,250)	116,358	75,672,262	714,471
State Street SPDR S&P International Small Cap ETF	210,260	7,817,467	1,215,758	1,545,678	209,625	832,612	201,984	8,529,784	138,535
State Street SPDR S&P MidCap 400 ETF Trust	9,084	5,145,904	937,534	956,551	189,772	279,205	9,073	5,595,864	48,294
Total		$287,503,101	$2,125,042,601	$2,114,885,250	$10,779,247	$3,827,455		$312,267,154	$5,852,802
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 37.8%
ADVERTISING SERVICES — 0.7%
Neptune Bidco U.S., Inc. 2026 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.76%, 2/3/2033 (a)	$2,800,000	$2,676,800
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 2/7/2031 (a)	218,639	218,982
Wasserman Media Group LLC Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 6/23/2032 (a)	924,063	921,752
		3,817,534
AEROSPACE & DEFENSE — 1.3%
Air Comm Corp. LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.42%, 12/11/2031 (a)	197,708	198,450
Propulsion BC Finco SARL 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.20%, 12/1/2032 (a)	250,000	250,401
TransDigm, Inc.:
2023 Term Loan J 1 mo. USD Term SOFR + 2.50%, 6.17%, 2/28/2031 (a)	497,468	498,095
2024 Term Loan L 1 mo. USD Term SOFR + 2.50%, 6.17%, 1/19/2032 (a)	299,241	299,559
2025 Term Loan K 1 mo. USD Term SOFR + 2.25%, 5.92%, 3/22/2030 (a)	3,419,319	3,423,200
2025 Term Loan M 1 mo. USD Term SOFR + 2.50%, 6.17%, 8/19/2032 (a)	2,236,269	2,238,740
		6,908,445
AIRLINES — 0.9%
American Airlines, Inc.:
2025 Term Loan 3 mo. USD Term SOFR + 2.25%, 5.92%, 4/20/2028 (a)	2,351,330	2,333,695
2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 5/28/2032 (a)	876,957	870,490
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.44%, 8/27/2029 (a)	1,849,867	1,700,952
		4,905,137
APPAREL — 0.2%
Beach Acquisition Bidco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.95%, 9/12/2032 (a)	847,875	851,055
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.4%
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 8.51%, 11/17/2028 (a)	$291,627	$284,775
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.76%, 11/17/2028 (a)	1,660,801	1,623,433
		1,908,208
BEVERAGES — 0.3%
Primo Brands Corp. 2026 Term Loan B (b)	2,700,000	1,704,777
BIOTECHNOLOGY — 0.2%
Genmab AS Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.70%, 12/13/2032 (a)	900,000	904,428
BUILDING MATERIALS — 0.1%
EMRLD Borrower LP:
2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.95%, 8/4/2031 (a)	215,502	215,390
Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 5/31/2030 (a)	50,085	50,079
Icebox Holdco III, Inc. 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 6.95%, 12/22/2031 (a)	47,809	47,939
Potters Industries LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.17%, 12/23/2032 (a)	200,000	200,166
Quikrete Holdings, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 2.25%, 5.92%, 3/19/2029 (a)	637	637
		514,211
CHEMICALS — 0.1%
SCIH Salt Holdings, Inc. 2025 Repriced Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.35%, 1/31/2029 (a)	488,710	488,099
COMMERCIAL SERVICES — 3.7%
Adtalem Global Education, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/4/2033 (a)	375,000	376,172
Albion Financing 3 SARL 2025 USD Term Loan 3 mo. USD Term SOFR + 3.00%, 6.66%, 5/21/2031 (a)	398,995	399,869
Allied Universal Holdco LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 8/20/2032 (a)	2,612,862	2,616,128
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Ankura Consulting Group LLC 2024 Repriced Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/29/2031 (a)	$1,085,465	$1,039,333
Anticimex International AB 2025 USD Term Loan 3 mo. USD Term SOFR + 2.90%, 6.56%, 11/17/2031 (a)	528,494	529,981
CHG Healthcare Services, Inc. 2025 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 6.42%, 9/29/2028 (a)	9,543	9,563
Creative Artists Agency LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 10/1/2031 (a)	722,622	723,016
Ensemble RCM LLC 2026 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.70%, 2/9/2033 (a)	2,483,425	2,459,622
Fugue Finance BV 2026 USD Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 1/9/2032 (a)	607,579	601,315
Genuine Financial Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 9/27/2030 (a)	1,370,570	1,183,144
ION Platform Finance U.S., Inc. USD Term Loan 3 mo. USD Term SOFR + 3.75%, 7.45%, 10/7/2032 (a)	867,694	702,107
KUEHG Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 6/12/2030 (a)	1,333,348	1,200,014
Mavis Tire Express Services Corp. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.67%, 5/4/2028 (a)	2,055,071	2,055,852
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.43%, 12/31/2032 (a)	1,044,501	1,044,939
Parexel International Corp. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 12/12/2031 (a)	1,945,125	1,941,069
Raven Acquisition Holdings LLC:
Delayed Draw Term Loan, 11/19/2031	6,527	6,411
Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 11/19/2031 (a)	1,704,434	1,674,147
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.70%, 6/18/2029 (a)	141,628	139,327
Security Description	Principal Amount	Value
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 1/30/2031 (a)	$498,669	$495,268
XPLOR T1 LLC 2025 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/1/2032 (a)	746,250	695,878
		19,893,155
COMPUTERS — 1.6%
Access CIG LLC 2025 Term Loan 1 mo. USD Term SOFR + 4.00%, 7.70%, 8/19/2030 (a)	1,887,800	1,716,322
Ahead DB Holdings LLC 2024 Term Loan B4 3 mo. USD Term SOFR + 2.50%, 6.20%, 2/3/2031 (a)	130,471	128,738
Bingo Holdings I LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.45%, 6/30/2032 (a)	31	30
Clover Holdings 2 LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.68%, 12/9/2031 (a)	1,281,459	1,230,201
Imprivata, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.70%, 12/1/2027 (a)	97,252	96,595
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 3/1/2029 (a)	1,846,911	1,655,294
Peraton Corp. Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.52%, 2/1/2028 (a)	720,108	616,294
Perforce Software, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.75%, 8.42%, 7/2/2029 (a)	857,516	580,033
Ping Identity Corp. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.42%, 11/15/2032 (a)	1,400,000	1,384,250
Surf Holdings LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 7.28%, 3/5/2027 (a)	777,933	742,805
Virtusa Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 2/15/2029 (a)	494,950	448,239
		8,598,801
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 1.0%
Azuria Water Solutions, Inc.:
2026 Delayed Draw Term Loan (b)	$282,353	$280,235
2026 Term Loan B (b)	2,117,647	2,101,765
Blackfin Pipeline LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 9/29/2032 (a)	497,500	500,843
Cube Industrials Buyer, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/17/2031 (a)	138,603	138,834
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 3.25%, 6.92%, 7/9/2032 (a)	1,937,200	1,938,411
Radar Bidco SARL 2026 USD Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.41%, 4/4/2031 (a)	748,534	746,662
		5,706,750
CONSTRUCTION MATERIALS — 0.1%
Quikrete Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/10/2032 (a)	688,700	688,269
CONTAINERS & PACKAGING — 0.9%
Berlin Packaging LLC 2025 Term Loan B7 3 mo. USD Term SOFR + 3.25%, 6.91%, 6/7/2031 (a)	763,658	737,991
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 4/1/2032 (a)	45,963	43,050
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 8.52%, 6/28/2028 (a)	447,911	420,916
Proampac PG Borrower LLC 2026 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.78%, 3/7/2033 (a)	2,376,160	2,300,717
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.17%, 4/21/2031 (a)	279,781	280,919
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 7.45%, 9/15/2028 (a)	936,782	889,502
		4,673,095
Security Description	Principal Amount	Value
COSMETICS & TOILETRIES — 0.1%
Opal Bidco SAS USD Term Loan B4 3 mo. USD Term SOFR + 3.00%, 6.70%, 4/28/2032 (a)	$712,481	$712,926
DISTRIBUTION/WHOLESALE — 0.3%
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 12/11/2030 (a)	213,390	210,544
Fluid-Flow Products, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 3/4/2033 (a)	956,182	957,377
Openlane, Inc. Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.14%, 10/8/2032 (a)	750	751
S&S Holdings LLC:
2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 8.68%, 10/1/2031 (a)	251,599	237,761
Term Loan 1 mo. USD Term SOFR + 5.00%, 8.78%, 3/11/2028 (a)	22,499	21,346
		1,427,779
DIVERSIFIED FINANCIAL SERVICES — 2.8%
Apex Group Treasury LLC 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.17%, 2/27/2032 (a)	375,838	343,578
Aretec Group, Inc. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.67%, 8/9/2030 (a)	1,716,207	1,696,994
Chicago U.S. Midco III LP Term Loan 1 mo. USD Term SOFR + 2.50%, 6.17%, 11/1/2032 (a)	435,345	431,808
Citco Funding LLC 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.67%, 1/30/2033 (a)	249,375	248,742
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 8.92%, 10/6/2028 (a)	340,000	337,535
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 6.67%, 4/7/2028 (a)	881,755	881,927
Focus Financial Partners LLC 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 9/15/2031 (a)	2,532,291	2,456,183
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
GTCR Everest Borrower LLC 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.20%, 9/5/2031 (a)	$665,728	$661,781
Hudson River Trading LLC 2026 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.18%, 3/18/2030 (a)	1,439,534	1,435,337
Jane Street Group LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 5.67%, 12/15/2031 (a)	2,187,117	2,149,838
June Purchaser LLC Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 11/28/2031 (a)	135,771	135,722
Jupiter Borrower, Inc. Term Loan B (b)	2,200,000	2,200,000
Kestra Advisor Services Holdings A, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.67%, 3/22/2031 (a)	195,972	194,843
Osaic Holdings, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.20%, 7/30/2032 (a)	1,800,000	1,769,742
Superannuation & Investments U.S. LLC 2026 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.17%, 12/1/2028 (a)	330,305	330,676
		15,274,706
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 8.92%, 11/29/2030 (a)	888,583	784,912
2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 11/30/2029 (a)	706,987	685,502
Vantor Holdings, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 4.50%, 8.17%, 3/3/2033 (a)	2,500,000	2,455,475
		3,925,889
ELECTRONICS — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 12/2/2031 (a)	414,706	415,638
Security Description	Principal Amount	Value
Pinnacle Buyer LLC Term Loan 3 mo. USD Term SOFR + 2.50%, 6.16%, 10/1/2032 (a)	$33,805	$33,885
		449,523
ENTERTAINMENT — 0.7%
Crown Finance U.S., Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.17%, 12/2/2031 (a)	484,575	480,560
EOC Borrower LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 3/24/2032 (a)	397,000	396,603
Flutter Financing BV 2024 Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.45%, 11/30/2030 (a)	540,246	535,654
GVC Holdings (Gibraltar) Ltd. 2025 Term Loan B6 (2029) 3 mo. USD Term SOFR + 2.25%, 5.95%, 10/31/2029 (a)	30,660	30,687
Herschend Entertainment Co. LLC 2026 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 5/27/2032 (a)	89,633	89,857
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.65%, 4/4/2029 (a)	487,423	480,857
TKO Worldwide Holdings LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.00%, 5.66%, 11/21/2031 (a)	623,430	623,819
Voyager Parent LLC Repriced Term Loan B 3 mo. USD Term SOFR + 4.25%, 7.95%, 7/1/2032 (a)	1,376,192	1,368,596
		4,006,633
ENVIRONMENTAL CONTROL — 0.1%
Madison IAQ LLC 2025 Repriced Term Loan 6 mo. USD Term SOFR + 2.75%, 6.38%, 11/8/2032 (a)	395,841	397,156
FINANCIAL SERVICES — 0.1%
Ascensus Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 11/25/2032 (a)	356,189	351,068
Chrysaor Bidco SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.90%, 10/30/2031 (a)	348,777	348,724
		699,792
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.6%
Froneri Lux Finco SARL:
2024 USD Term Loan B4 6 mo. USD Term SOFR + 2.25%, 5.88%, 9/30/2031 (a)	$734,674	$721,244
2025 USD Term Loan B6 6 mo. USD Term SOFR + 2.25%, 5.88%, 9/30/2032 (a)	1,232,628	1,211,144
Nomad Foods Europe Midco Ltd. 2025 USD Term Loan B 6 mo. USD Term SOFR + 2.50%, 6.28%, 10/28/2032 (a)	525,000	515,374
PFI Lower Midco LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.67%, 12/1/2032 (a)	399,000	400,997
Snacking Investments Bidco Pty. Ltd. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/29/2032 (a)	250,000	250,443
Solina Bidco 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.92%, 3/12/2029 (a)	281,729	283,608
		3,382,810
GROUND TRANSPORTATION — 0.4%
AIT Worldwide Logistics, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 4.00%, 7.67%, 4/8/2030 (a)	941,612	944,555
Stonepeak Nile Parent LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 4/9/2032 (a)	199,542	199,470
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.70%, 7/26/2028 (a)	980,012	982,001
		2,126,026
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Auris Luxembourg III SARL 2026 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.95%, 2/28/2029 (a)	439,497	440,046
Hanger, Inc.:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 7.17%, 10/23/2031 (a)	30,845	30,961
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.17%, 10/23/2031 (a)	381,526	382,957
Security Description	Principal Amount	Value
Medline Borrower LP:
2025 Incremental Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.42%, 10/23/2030 (a)	$529,430	$530,669
2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.42%, 10/23/2028 (a)	61,833	61,996
Resonetics LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 6/18/2031 (a)	41,134	41,024
		1,487,653
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Global Medical Response, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.17%, 10/1/2032 (a)	3,191,629	3,185,644
MED ParentCo LP 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 4/15/2031 (a)	223,597	223,775
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 6.96%, 3/12/2028 (a)	2,061,621	1,772,994
Onex TSG Intermediate Corp. 2026 Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.95%, 8/6/2032 (a)	1,054,112	1,061,228
Outcomes Group Holdings, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 5/6/2031 (a)	93,102	93,233
Radiology Partners, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.50%, 8.20%, 6/30/2032 (a)	2,189,387	2,160,848
U.S. Fertility Enterprises LLC 2025 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/30/2032 (a)	74,273	74,250
		8,571,972
HOME FURNISHINGS — 0.4%
AI Aqua Merger Sub, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.16%, 7/31/2028 (a)	2,423,252	2,420,598
HOUSEWARES — 0.2%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 9.42%, 10/30/2029 (a)	582,886	582,522
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.70%, 1/20/2032 (a)	$621,711	$619,833
		1,202,355
INSURANCE — 2.1%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 6.67%, 11/6/2030 (a)	699,861	679,390
Alera Group, Inc.:
2025 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 9.18%, 5/30/2033 (a)	300,000	290,625
2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 5/30/2032 (a)	1,150,231	1,118,008
Alliant Holdings Intermediate LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 9/19/2031 (a)	245	244
AmWINS Group, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 1/30/2032 (a)	1,010	1,007
Asurion LLC:
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.03%, 1/20/2029 (a)	1,136,704	1,131,123
2025 Term Loan B13 1 mo. USD Term SOFR + 4.25%, 7.92%, 9/19/2030 (a)	368,150	364,468
2026 Term Loan B14 1 mo. USD Term SOFR + 3.75%, 7.42%, 2/23/2033 (a)	670,372	649,007
Baldwin Insurance Group Holdings LLC 2025 Term Loan B2 1 mo. USD Term SOFR + 2.50%, 6.18%, 5/26/2031 (a)	648,367	638,914
Broadstreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 6.17%, 6/13/2031 (a)	2,518,391	2,460,632
Howden Group Holdings Ltd. 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 2/15/2031 (a)	2,128,354	2,066,684
Hyperion Insurance Group Ltd. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 4/18/2030 (a)	196,975	192,543
Security Description	Principal Amount	Value
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 7/31/2031 (a)	$702,674	$690,880
Trucordia Insurance Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 6/17/2032 (a)	696,500	644,262
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.45%, 5/6/2031 (a)	135,367	133,802
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.45%, 5/6/2032 (a)	558,587	555,096
		11,616,685
INTERNET & TELECOM — 1.0%
MH Sub I LLC:
2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 7.92%, 5/3/2028 (a)	1,484,420	1,280,312
2024 Term Loan B4 1 mo. USD Term SOFR + 4.25%, 7.92%, 12/31/2031 (a)	491,674	330,036
Newfold Digital Holdings Group, Inc.:
2025 New Money Tranche A Term Loan 1 mo. USD Term SOFR + 5.75%, 9.42%, 4/30/2029 (a)	37,266	28,322
2025 Tranche A Term Loan 1 mo. USD Term SOFR + 3.50%, 7.27%, 4/30/2029 (a)	545,044	401,774
2025 Tranche B Term Loan 1 mo. USD Term SOFR + 3.50%, 7.27%, 4/30/2029 (a)	53,945	17,802
Plano HoldCo, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.20%, 10/2/2031 (a)	133,650	108,256
Proofpoint, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 6.70%, 8/31/2028 (a)	2,043,564	1,981,409
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.42%, 3/15/2030 (a)	414,115	408,811
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 6.42%, 7/8/2031 (a)	810,619	771,438
		5,328,160
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
INVESTMENT COMPANIES — 0.0% *
AAL Delaware Holdco, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.42%, 7/30/2031 (a)	$33,884	$33,896
LEISURE TIME — 0.1%
GBT U.S. III LLC 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.67%, 7/25/2031 (a)	675,194	662,703
LODGING — 0.6%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 1/27/2029 (a)	2,696,896	2,649,700
Turquoise Topco Ltd. Term Loan B 3 mo. USD Term SOFR + 0.19%, 6.94%, 12/30/2032 (a)	493,928	479,730
		3,129,430
MACHINERY — 0.5%
Arcline FM Holdings LLC 2025 1st Lien Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 6/23/2030 (a)	747,128	749,205
Pro Mach Group, Inc. 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 10/15/2032 (a)	498,750	498,464
TK Elevator Midco GmbH:
2025 USD Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.38%, 4/30/2030 (a)	1,190,604	1,194,491
2026 USD Term Loan B (b)	90,863	91,109
		2,533,269
MACHINERY-CONSTRUCTION & MINING — 0.0% *
WEC U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.00%, 5.67%, 1/27/2031 (a)	742	742
MEDIA — 1.0%
Altice France SA 2025 USD Term Loan B14 3 mo. USD Term SOFR + 6.88%, 10.55%, 5/31/2031 (a)	3,000,311	3,012,192
Cogeco Communications Finance USA LP 2023 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 9/18/2030 (a)	209,782	199,517
Coral-U.S. Co-Borrower LLC:
2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 6.79%, 10/15/2029 (a)	912,668	908,520
Security Description	Principal Amount	Value
2025 Term Loan B7 3 mo. USD Term SOFR + 3.25%, 6.92%, 1/31/2032 (a)	$262,818	$258,713
DirecTV Financing LLC 2024 Term Loan 3 mo. USD Term SOFR + 5.25%, 9.18%, 8/2/2029 (a)	819,250	822,601
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 6.78%, 12/1/2028 (a)	41,907	41,974
Radiate Holdco LLC 2025 FLFO Term Loan 1 mo. USD Term SOFR + 3.50%, 7.28%, 9/25/2029 (a)	24	21
		5,243,538
MISCELLANEOUS MANUFACTURER — 0.2%
CoorsTek, Inc. Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/28/2032 (a)	498,750	502,024
Touchdown Acquirer, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.16%, 2/21/2031 (a)	625,000	617,188
		1,119,212
PHARMACEUTICALS — 1.0%
Alkermes, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 8/12/2031 (a)	625,000	630,472
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.80%, 10/1/2027 (a)	3,055,216	2,972,480
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 10.42%, 4/12/2029 (a)	965,542	969,540
Southern Veterinary Partners LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.18%, 12/4/2031 (a)	746,874	741,399
		5,313,891
RETAIL — 4.1%
Boots Group Bidco Ltd. USD Term Loan 3 mo. USD Term SOFR + 3.25%, 6.92%, 8/30/2032 (a)	881,753	885,976
EG America LLC 2026 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 2/10/2031 (a)	1,900,000	1,903,800
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Flynn Restaurant Group LP 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 7.42%, 1/28/2032 (a)	$1,492,729	$1,469,540
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 1/23/2032 (a)	2,424,848	2,423,939
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.92%, 6/11/2031 (a)	375,183	371,849
IRB Holding Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.18%, 12/16/2030 (a)	914,132	912,990
K-Mac Holdings Corp. 2025 Add-on Term Loan 1 mo. USD Term SOFR + 3.25%, 6.92%, 7/21/2028 (a)	159,476	160,114
Kodiak Building Partners, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 9.50%, 12/4/2031 (a)	276,833	277,201
Michaels Cos., Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.67%, 3/15/2033 (a)	3,300,000	3,209,448
Petco Health & Wellness Co., Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 4.25%, 7.95%, 2/3/2031 (a)	2,300,000	2,253,218
PetSmart, Inc. 2025 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.68%, 8/18/2032 (a)	2,433,267	2,421,709
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 7.02%, 10/20/2028 (a)	698,144	695,526
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.28%, 10/20/2028 (a)	791,314	771,532
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.68%, 7/15/2031 (a)	756,445	758,968
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 9.41%, 9/4/2029 (a)	2,629,051	2,396,130
Tacala LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 1/31/2031 (a)	582,678	583,353
Security Description	Principal Amount	Value
Whatabrands LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 8/3/2028 (a)	$592,820	$592,556
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 10/19/2029 (a)	440,190	424,400
		22,512,249
SHIPBUILDING — 0.0% *
LSF11 Trinity Bidco, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.18%, 6/14/2030 (a)	270,144	270,144
SOFTWARE — 7.3%
Ascend Learning LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 12/11/2028 (a)	792,762	775,718
Athenahealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 2/15/2029 (a)	870,596	855,904
Avalara, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 3/26/2032 (a)	566,207	554,175
BCPE Pequod Buyer, Inc. USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 11/25/2031 (a)	267,582	260,167
BEP Intermediate Holdco LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 4/25/2031 (a)	496,250	496,250
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 9.42%, 7/30/2032 (a)	1,402,063	1,181,246
2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 7/30/2031 (a)	1,985,280	1,846,102
Cast & Crew Payroll LLC 2021 Incremental Term Loan 3 mo. USD Term SOFR + 3.75%, 7.42%, 12/29/2028 (a)	335,020	134,594
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.95%, 7/6/2029 (a)	1,893,826	1,356,624
Cloud Software Group, Inc.:
2025 Term Loan B (2031) 3 mo. USD Term SOFR + 3.25%, 6.95%, 3/21/2031 (a)	2,334,017	2,144,962
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2025 Term Loan B (2032) 3 mo. USD Term SOFR + 3.25%, 6.95%, 8/13/2032 (a)	$2,241,012	$2,056,924
Cloudera, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.52%, 10/8/2028 (a)	768,665	688,435
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.28%, 6/2/2028 (a)	1,107,523	1,061,844
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.53%, 10/16/2028 (a)	477,917	350,822
Cotiviti Corp. 2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.42%, 5/1/2031 (a)	1,436,429	1,326,908
Cvent, Inc. 2025 Term Loan B (b)	100,505	95,806
Dayforce, Inc. 2026 Term Loan 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/4/2033 (a)	2,101,395	1,993,404
Disco Parent, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 8/6/2032 (a)	879,314	865,025
Electronic Arts, Inc. USD Term Loan B (b)	1,700,000	1,691,500
EP Purchaser LLC:
2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.29%, 11/6/2028 (a)	790,896	502,361
2023 Term Loan B 3 mo. USD Term SOFR + 4.50%, 8.29%, 11/6/2028 (a)	290,777	185,189
Finastra USA, Inc. 2025 USD Term Loan 3 mo. USD Term SOFR + 4.00%, 7.67%, 9/15/2032 (a)	1,963,747	1,848,789
Flash Charm, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.16%, 3/2/2028 (a)	416,536	332,083
Instructure Holdings, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.44%, 11/13/2031 (a)	795,450	765,124
Ivanti Software, Inc.:
2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.41%, 6/1/2029 (a)	457,277	310,343
Security Description	Principal Amount	Value
2025 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.17%, 6/1/2029 (a)	$167,097	$58,902
Javelin Buyer, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.42%, 12/5/2031 (a)	365,983	349,744
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.91%, 7/3/2031 (a)	799,317	784,330
Metropolis Technologies, Inc. 2025 Term Loan B 6 mo. USD Term SOFR + 5.25%, 8.98%, 11/3/2032 (a)	523,688	518,778
Mitchell International, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 8.92%, 6/17/2032 (a)	135,000	122,302
2026 Add-on Term Loan (b)	625,000	598,078
2026 Term Loan 1 mo. USD Term SOFR + 3.00%, 6.67%, 6/17/2031 (a)	1,571,921	1,504,210
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.25%, 7.92%, 7/1/2031 (a)	589,649	531,256
Planview Parent, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 7.20%, 12/17/2027 (a)	199,980	150,611
PointClickCare Technologies, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 11/3/2031 (a)	212,358	211,496
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.68%, 6/2/2028 (a)	523,108	461,807
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.95%, 10/26/2030 (a)	558,741	425,915
2025 2nd Lien Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 8.70%, 5/9/2033 (a)	85,506	52,458
Project Boost Purchaser LLC 2025 Refinancing Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 7/16/2031 (a)	598,154	577,820
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Project Ruby Ultimate Parent Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.53%, 3/10/2028 (a)	$802,866	$800,192
Quartz Acquireco LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.95%, 6/28/2030 (a)	147,871	123,842
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 6.96%, 4/24/2028 (a)	1,898,809	1,823,388
Relativity ODA LLC 2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 1/30/2033 (a)	625,000	619,141
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.42%, 11/28/2028 (a)	3,110,322	2,990,450
SolarWinds Holdings, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.00%, 7.67%, 4/16/2032 (a)	1,636,782	1,395,357
Sovos Compliance LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 8/13/2029 (a)	39,336	37,458
SS&C Technologies, Inc. 2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 5.67%, 5/9/2031 (a)	23,068	23,021
UKG, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.17%, 2/10/2031 (a)	2,065,504	1,976,563
		39,817,418
TOTAL SENIOR FLOATING RATE LOANS (Cost $210,388,467)		205,229,119
ASSET-BACKED SECURITIES — 9.3%
OTHER ABS — 9.3%
1988 CLO 3 Ltd. Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 6.25%, 9.92%, 10/15/2040 (a)(c)	1,500,000	1,453,815
AGL CLO 15 Ltd. Series 2021-15A, Class ER, 3 mo. USD Term SOFR + 4.95%, 8.62%, 1/20/2039 (a)(c)	1,000,000	916,728
Security Description	Principal Amount	Value
Apidos CLO XXXVI Series 2021-36A, Class ER, 3 mo. USD Term SOFR + 4.75%, 8.47%, 1/20/2039 (a)(c)	$1,000,000	$975,494
ARES Loan Funding I Ltd. Series 2021-ALFA, Class ER, 3 mo. USD Term SOFR + 5.10%, 8.77%, 4/15/2039 (a)(c)	1,000,000	954,166
Bain Capital Credit CLO Ltd. Series 2022-4A, Class ER, 3 mo. USD Term SOFR + 6.40%, 10.07%, 10/16/2037 (a)(c)	1,100,000	1,020,021
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 10.53%, 1/20/2035 (a)(c)	500,000	462,506
Barings CLO Ltd.:
Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 5.00%, 8.67%, 10/15/2038 (a)(c)	1,500,000	1,416,709
Series 2025-5A, Class E, 3 mo. USD Term SOFR + 5.00%, 8.84%, 10/15/2038 (a)(c)	1,500,000	1,429,923
Series 2019-3A, Class ERR, 3 mo. USD Term SOFR + 5.85%, 9.52%, 1/20/2036 (a)(c)	1,000,000	911,433
Barrow Hanley CLO I Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 5.25%, 8.92%, 1/20/2038 (a)(c)	1,000,000	969,726
BBAM U.S. CLO V Ltd. Series 2025-5A, Class E, 3 mo. USD Term SOFR + 5.50%, 9.17%, 7/25/2038 (a)(c)	500,000	484,448
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 9.57%, 10/20/2037 (a)(c)	500,000	484,934
Benefit Street Partners CLO XXV Ltd. Series 2021-25A, Class ER, 3 mo. USD Term SOFR + 4.60%, 8.27%, 1/15/2035 (a)(c)	1,000,000	971,116
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Carlyle U.S. CLO Ltd.:
Series 2018-4A, Class E2R, 3 mo. USD Term SOFR + 7.86%, 11.53%, 10/17/2037 (a)(c)	$500,000	$500,105
Series 2019-3A, Class D2R3, 3 mo. USD Term SOFR + 2.95%, 6.62%, 4/20/2039 (a)(c)	2,000,000	1,904,802
Series 2019-3A, Class ER3, 3 mo. USD Term SOFR + 4.95%, 8.62%, 4/20/2039 (a)(c)	1,000,000	953,201
Series 2021-11A, Class ER, 3 mo. USD Term SOFR + 6.50%, 10.17%, 7/25/2037 (a)(c)	1,250,000	1,148,309
Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.92%, 10.59%, 4/15/2037 (a)(c)	500,000	500,000
CarVal CLO IX-C Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.75%, 10.42%, 4/20/2037 (a)(c)	500,000	496,605
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class ER, 3 mo. USD Term SOFR + 7.39%, 11.06%, 10/15/2037 (a)(c)	1,000,000	912,915
CIFC Funding Ltd. Series 2021-5A, Class ER, 3 mo. USD Term SOFR + 5.10%, 8.77%, 1/15/2038 (a)(c)	1,000,000	975,345
Columbia Cent CLO 34 Ltd. Series 2024-34A, Class E, 3 mo. USD Term SOFR + 6.85%, 10.52%, 1/25/2038 (a)(c)	1,000,000	935,403
Dryden 107 CLO Ltd. Series 2023-107A, Class ER, 3 mo. USD Term SOFR + 5.75%, 9.40%, 8/15/2038 (a)(c)	1,000,000	962,008
Dryden 97 CLO Ltd. Series 2022-97A, Class ER, 3 mo. USD Term SOFR + 6.15%, 9.82%, 10/20/2038 (a)(c)	1,000,000	961,771
Eaton Vance CLO Ltd. Series 2020-2A, Class ER2, 3 mo. USD Term SOFR + 6.50%, 10.17%, 10/15/2037 (a)(c)	1,000,000	910,945
Security Description	Principal Amount	Value
Empower CLO Ltd.:
Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 5.90%, 9.57%, 10/20/2037 (a)(c)	$1,750,000	$1,605,361
Series 2025-1A, Class E, 3 mo. USD Term SOFR + 5.90%, 9.57%, 7/20/2038 (a)(c)	1,000,000	969,082
Galaxy 31 CLO Ltd. Series 2023-31A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.17%, 7/15/2038 (a)(c)	1,000,000	949,893
GoldenTree Loan Management U.S. CLO 23 Ltd. Series 2024-23A, Class E, 3 mo. USD Term SOFR + 5.00%, 8.67%, 1/20/2039 (a)(c)	1,000,000	968,316
Kennedy Lewis CLO 10 Ltd. Series 2022-10A, Class D1R, 3 mo. USD Term SOFR + 2.85%, 6.52%, 1/22/2038 (a)(c)	1,000,000	954,712
KKR CLO 35 Ltd. Series 35A, Class ER, 3 mo. USD Term SOFR + 4.90%, 8.57%, 1/20/2038 (a)(c)	1,500,000	1,315,750
Madison Park Funding LXV Ltd. Series 2025-65A, Class E, 3 mo. USD Term SOFR + 5.00%, 8.67%, 7/16/2038 (a)(c)	500,000	484,102
MidOcean Credit CLO XIII Ltd. Series 2023-13A, Class ER, 3 mo. USD Term SOFR + 5.00%, 8.64%, 1/21/2039 (a)(c)	1,000,000	967,017
MidOcean Credit CLO XXII Series 2026-22A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.57%, 4/20/2039 (a)(c)	1,000,000	987,146
Morgan Stanley Eaton Vance CLO Ltd. Series 2023-19A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.17%, 7/15/2038 (a)(c)	1,500,000	1,369,540
Neuberger Berman Loan Advisers CLO 61 Ltd. Series 2025-61A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.57%, 7/17/2039 (a)(c)	1,000,000	989,362
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
New Mountain CLO 1 Ltd. Series CLO-1A, Class ERR, 3 mo. USD Term SOFR + 5.25%, 8.92%, 1/15/2038 (a)(c)	$500,000	$473,959
Oaktree CLO Ltd.:
Series 2025-32A, Class E, 3 mo. USD Term SOFR + 5.35%, 9.02%, 7/15/2038 (a)(c)	1,000,000	968,692
Series 2025-30A, Class E, 3 mo. USD Term SOFR + 7.42%, 11.09%, 7/15/2038 (a)(c)	1,500,000	1,489,363
Octagon 62 Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.40%, 10.07%, 1/23/2038 (a)(c)	1,150,000	1,033,610
Octagon 75 Ltd. Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.95%, 8.62%, 1/22/2038 (a)(c)	1,000,000	940,645
Palmer Square CLO Ltd. Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 4.85%, 8.52%, 1/20/2039 (a)(c)	1,000,000	963,351
Pikes Peak CLO 2 Series 2018-2A, Class D2R, 3 mo. USD Term SOFR + 5.12%, 8.79%, 10/18/2034 (a)(c)	1,000,000	964,002
Pikes Peak CLO 8 Series 2021-8A, Class ER, 3 mo. USD Term SOFR + 5.75%, 9.42%, 1/20/2038 (a)(c)	1,000,000	916,329
Rad CLO 10 Ltd. Series 2021-10A, Class E, 3 mo. USD Term SOFR + 6.11%, 9.78%, 4/23/2034 (a)(c)	500,000	446,557
Rad CLO 3 Ltd. Series 2019-3A, Class E1R2, 3 mo. USD Term SOFR + 5.88%, 9.55%, 7/15/2037 (a)(c)	500,000	424,959
Regatta XI Funding Ltd. Series 2018-1A, Class ER, 3 mo. USD Term SOFR + 6.75%, 10.42%, 7/17/2037 (a)(c)	1,250,000	1,203,840
RIN XIII LLC Series 2026-1A, Class D, 3 mo. USD Term SOFR + 2.85%, 6.51%, 4/15/2039 (a)(c)	1,000,000	990,059
Security Description	Principal Amount	Value
RR 36 Ltd. Series 2024-36RA, Class DR, 3 mo. USD Term SOFR + 5.25%, 8.92%, 1/15/2040 (a)(c)	$850,000	$824,213
TCW CLO Ltd. Series 2024-3X, Class E, 3 mo. USD Term SOFR + 6.60%, 10.27%, 10/20/2037 (a)	1,000,000	913,374
TICP CLO XI Ltd. Series 2018-11A, Class ER, 3 mo. USD Term SOFR + 6.70%, 10.37%, 4/25/2037 (a)(c)	500,000	484,464
Trestles CLO X Ltd. Series 2026-10A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.58%, 4/20/2039 (a)(c)	1,000,000	985,308
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 5.45%, 9.12%, 10/20/2038 (a)(c)	1,500,000	1,402,087
		50,597,521
TOTAL ASSET-BACKED SECURITIES (Cost $53,534,000)		50,597,521

	Shares
COMMON STOCKS — 0.0%*
ELECTRICAL EQUIPMENT — 0.0% *
Luxco Co. Ltd. (d) (e)	5,033	84,955
ENTERTAINMENT — 0.0% *
Cineworld Group PLC (d) (e)	1,834	32,783
TOTAL COMMON STOCKS (Cost $132,018)		117,738

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.0%
DOMESTIC FIXED INCOME — 1.0%
State Street Blackstone Senior Loan ETF (f) (Cost $5,530,195)	132,691	5,326,217

Principal Amount
CORPORATE BONDS & NOTES — 49.6%
ADVERTISING — 0.4%
Lamar Media Corp. 3.75%, 2/15/2028	$700,000	681,086
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Stagwell Global LLC 5.63%, 8/15/2029 (c)	$1,636,000	$1,559,484
		2,240,570
AEROSPACE & DEFENSE — 0.9%
Bombardier, Inc. 7.45%, 5/1/2034 (c)	314,000	339,176
TransDigm, Inc.:
6.13%, 7/31/2034 (c)	10,000	9,851
6.38%, 3/1/2029 (c)	4,317,000	4,404,765
6.63%, 3/1/2032 (c)	200,000	204,340
		4,958,132
AIRLINES — 0.6%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (c)	3,757,000	3,550,590
APPAREL — 0.2%
Under Armour, Inc. 7.25%, 7/15/2030 (c)	557,000	563,166
William Carter Co. 7.38%, 2/15/2031 (c)	530,000	541,098
		1,104,264
AUTO MANUFACTURERS — 0.7%
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (c)	410,000	416,146
Nissan Motor Co. Ltd.:
4.81%, 9/17/2030 (c)	2,230,000	2,021,339
8.13%, 7/17/2035 (c)	474,000	488,386
Wabash National Corp. 4.50%, 10/15/2028 (c)	1,078,000	949,049
		3,874,920
AUTO PARTS & EQUIPMENT — 0.9%
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (c)	1,132,000	1,069,932
Cyprium Corp./Cyprium Holdings Luxembourg SARL:
6.13%, 4/15/2031 (c)	316,000	312,436
6.38%, 4/15/2034 (c)	322,000	312,894
Forvia SE 8.00%, 6/15/2030 (c)	636,000	656,912
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029	330,000	313,074
5.25%, 7/15/2031	186,000	166,606
6.63%, 7/15/2030	183,000	179,060
Phinia, Inc. 6.75%, 4/15/2029 (c)	168,000	171,486
Tenneco, Inc. 8.00%, 11/17/2028 (c)	630,000	629,049
ZF North America Capital, Inc.:
6.88%, 4/23/2032 (c)	740,000	705,834
7.50%, 3/24/2031 (c)	350,000	343,392
		4,860,675
Security Description	Principal Amount	Value
BANKS — 0.1%
Freedom Mortgage Corp. 12.25%, 10/1/2030 (c)	$330,000	$356,169
BIOTECHNOLOGY — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (c)	1,166,000	992,371
CHEMICALS — 1.9%
Celanese U.S. Holdings LLC:
7.00%, 2/15/2031	227,000	232,925
7.38%, 2/15/2034	1,439,000	1,476,169
Chemours Co.:
4.63%, 11/15/2029 (c)	26,000	24,424
7.88%, 3/15/2034 (c)	1,082,000	1,081,632
8.00%, 1/15/2033 (c)	3,612,000	3,631,396
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (c)	1,040,000	1,035,112
FMC Corp.:
3.45%, 10/1/2029	760,000	680,390
5.65%, 5/18/2033	30,000	26,548
Huntsman International LLC:
2.95%, 6/15/2031	110,000	90,756
4.50%, 5/1/2029	20,000	18,732
5.70%, 10/15/2034	440,000	405,240
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (c)	534,000	482,101
Olin Corp. 6.63%, 4/1/2033 (c)	1,350,000	1,320,016
		10,505,441
COAL — 0.2%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	1,334,000	1,204,976
COMMERCIAL SERVICES — 2.1%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (c)	460,000	468,809
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (c)	938,000	836,649
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25%, 1/15/2030 (c)	5,000	5,032
8.38%, 6/15/2032 (c)	1,477,000	1,471,077
Brink's Co. 6.50%, 6/15/2029 (c)	120,000	121,720
Carriage Services, Inc. 4.25%, 5/15/2029 (c)	1,090,000	1,035,609
Cimpress PLC 7.38%, 9/15/2032 (c)	1,359,000	1,347,177
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	350,000	353,640
Deluxe Corp.:
8.00%, 6/1/2029 (c)	1,668,000	1,680,610
8.13%, 9/15/2029 (c)	778,000	810,007
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (c)	$120,000	$92,957
PROG Holdings, Inc. 6.00%, 11/15/2029 (c)	1,601,000	1,526,681
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	500,000	508,250
Service Corp. International:
3.38%, 8/15/2030	142,000	131,214
4.00%, 5/15/2031	320,000	298,899
Veritiv Operating Co. 10.50%, 11/30/2030 (c)	450,000	467,275
VM Consolidated, Inc. 5.50%, 4/15/2029 (c)	330,000	318,810
		11,474,416
COMPUTERS — 0.1%
Crane NXT Co. 4.20%, 3/15/2048	52,000	31,385
Science Applications International Corp. 4.88%, 4/1/2028 (c)	505,000	496,814
		528,199
CONSTRUCTION MATERIALS — 0.2%
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (c)	172,000	177,397
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (c)	400,000	382,952
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	670,000	685,276
		1,245,625
DIVERSIFIED FINANCIAL SERVICES — 5.3%
Ally Financial, Inc. 6.70%, 2/14/2033	1,220,000	1,229,284
Aretec Group, Inc. 10.00%, 8/15/2030 (c)	374,000	397,293
Azorra Finance Ltd.:
6.25%, 2/15/2034 (c)	200,000	186,142
7.25%, 1/15/2031 (c)	346,000	349,104
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (c)	856,000	849,409
Burford Capital Global Finance LLC:
8.50%, 1/15/2034 (c)	45,000	38,475
9.25%, 7/1/2031 (c)	320,000	288,957
Credit Acceptance Corp. 6.63%, 3/15/2030 (c)	2,356,000	2,297,383
CrossCountry Intermediate HoldCo LLC:
6.50%, 10/1/2030 (c)	20,000	19,064
6.75%, 12/1/2032 (c)	550,000	517,990
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (c)	2,680,000	2,678,044
8.50%, 5/15/2030 (c)	514,000	543,565
Security Description	Principal Amount	Value
Enova International, Inc. 9.13%, 8/1/2029 (c)	$2,480,000	$2,546,712
Focus Financial Partners LLC 6.75%, 9/15/2031 (c)	460,000	457,594
Freedom Mortgage Holdings LLC:
7.88%, 4/1/2033 (c)	360,000	337,687
8.38%, 4/1/2032 (c)	294,000	289,443
9.13%, 5/15/2031 (c)	330,000	335,247
Jane Street Group/JSG Finance, Inc.:
6.13%, 11/1/2032 (c)	220,000	217,958
6.75%, 5/1/2033 (c)	751,000	762,280
7.13%, 4/30/2031 (c)	400,000	411,516
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/2031 (c)	539,000	512,982
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (c)	410,000	427,659
Navient Corp.:
5.50%, 3/15/2029	711,000	655,194
7.88%, 6/15/2032	1,024,000	916,388
9.38%, 7/25/2030	33,000	32,201
11.50%, 3/15/2031	1,371,000	1,391,853
OneMain Finance Corp.:
6.13%, 5/15/2030	398,000	388,946
6.50%, 3/15/2033	595,000	569,320
6.63%, 5/15/2029	87,000	87,406
6.75%, 3/15/2032	60,000	58,275
6.75%, 9/15/2033	1,388,000	1,333,743
Osaic Holdings, Inc. 6.75%, 8/1/2032 (c)	594,000	593,299
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (c)	301,000	285,468
6.75%, 2/15/2034 (c)	592,000	554,432
6.88%, 5/15/2032 (c)	293,000	282,801
PRA Group, Inc.:
5.00%, 10/1/2029 (c)	230,000	212,223
8.88%, 1/31/2030 (c)	835,000	843,909
Rfna LP 7.88%, 2/15/2030 (c)	80,000	76,445
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (c)	1,060,000	1,073,918
StoneX Group, Inc. 7.88%, 3/1/2031 (c)	15,000	15,605
Synchrony Financial 7.25%, 2/2/2033	1,839,000	1,875,743
TrueNoord Capital DAC 8.75%, 3/1/2030 (c)	340,000	346,763
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (c)	510,000	477,304
UWM Holdings LLC:
6.25%, 3/15/2031 (c)	340,000	309,648
6.63%, 2/1/2030 (c)	290,000	273,493
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (c)	$293,000	$292,771
		28,640,936
ELECTRIC — 0.1%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (c)	240,000	234,595
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (c)	114,000	106,450
		341,045
ELECTRONICS — 0.2%
Imola Merger Corp. 4.75%, 5/15/2029 (c)	340,000	330,694
TTM Technologies, Inc. 4.00%, 3/1/2029 (c)	680,000	653,086
		983,780
ENGINEERING & CONSTRUCTION — 0.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (c)	320,000	324,486
Weekley Homes LLC/Weekley Finance Corp. 6.75%, 1/15/2034 (c)	423,000	405,467
		729,953
ENTERTAINMENT — 0.6%
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	2,582,000	2,285,948
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (c)	360,000	351,054
Voyager Parent LLC 9.25%, 7/1/2032 (c)	609,000	634,109
		3,271,111
FOOD — 1.2%
B&G Foods, Inc. 8.00%, 9/15/2028 (c)	3,557,000	3,503,467
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (c)	430,000	437,646
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	1,592,000	1,481,881
6.38%, 3/1/2033 (c)	50,000	49,331
U.S. Foods, Inc. 4.75%, 2/15/2029 (c)	1,087,000	1,073,532
		6,545,857
FOREST PRODUCTS & PAPER — 0.1%
Magnera Corp. 7.25%, 11/15/2031 (c)	480,000	444,182
HEALTH CARE PRODUCTS — 0.1%
Hologic, Inc. 4.63%, 2/1/2028 (c)	707,000	707,000
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 1.5%
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (c)	$1,850,000	$1,754,318
4.25%, 5/1/2028 (c)	1,140,000	1,113,370
CHS/Community Health Systems, Inc.:
6.13%, 4/1/2030 (c)	543,000	471,465
6.88%, 4/15/2029 (c)	1,227,000	1,178,656
DaVita, Inc.:
4.63%, 6/1/2030 (c)	975,000	937,433
6.88%, 9/1/2032 (c)	500,000	512,950
Encompass Health Corp.:
4.50%, 2/1/2028	950,000	942,077
4.63%, 4/1/2031	68,000	65,649
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	530,000	549,377
Select Medical Corp. 6.25%, 12/1/2032 (c)	100,000	95,050
Star Parent, Inc. 9.00%, 10/1/2030 (c)	440,000	457,081
		8,077,426
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Clue Opco LLC 9.50%, 10/15/2031 (c)	5,000	4,861
Stena International SA:
7.25%, 1/15/2031 (c)	360,000	363,690
7.63%, 2/15/2031 (c)	100,000	102,072
		470,623
HOME BUILDERS — 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 8/1/2033 (c)	485,000	468,171
Beazer Homes USA, Inc.:
7.25%, 10/15/2029	640,000	640,160
7.50%, 3/15/2031 (c)	1,863,000	1,833,173
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (c)	530,000	488,427
5.00%, 6/15/2029 (c)	40,000	37,974
Century Communities, Inc.:
3.88%, 8/15/2029 (c)	223,000	209,319
6.63%, 9/15/2033 (c)	487,000	479,091
LGI Homes, Inc. 7.00%, 11/15/2032 (c)	1,484,000	1,381,930
M/I Homes, Inc.:
3.95%, 2/15/2030	63,000	59,102
4.95%, 2/1/2028	630,000	623,580
Mattamy Group Corp. 6.00%, 12/15/2033 (c)	490,000	461,605
Risewell Homes, Inc. 8.50%, 11/1/2030 (c)	410,000	401,009
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (c)	$1,083,000	$1,084,819
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	179,000	180,468
		8,348,828
HOME FURNISHINGS — 0.1%
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	738,000	709,609
HOUSEHOLD PRODUCTS — 0.2%
Prestige Brands, Inc. 3.75%, 4/1/2031 (c)	1,103,000	1,012,135
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	1,517,000	1,354,909
HOUSEWARES — 0.2%
Central Garden & Pet Co.:
4.13%, 10/15/2030	890,000	840,329
4.13%, 4/30/2031 (c)	10,000	9,328
		849,657
INSURANCE — 1.1%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/6/2030 (c)	886,000	886,257
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 4/15/2028 (c)	660,000	663,465
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	430,000	388,630
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/2032 (c)	1,417,000	1,471,115
8.38%, 2/1/2034 (c)	1,398,000	1,361,694
HUB International Ltd. 7.25%, 6/15/2030 (c)	400,000	410,684
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (c)	470,000	478,972
Nassau Cos., of New York 7.88%, 7/15/2030 (c)	359,000	326,801
		5,987,618
INTERNET — 1.3%
ANGI Group LLC 3.88%, 8/15/2028 (c)	689,000	615,504
Gen Digital, Inc. 7.13%, 9/30/2030 (c)	452,000	456,335
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (c)	276,000	256,995
Security Description	Principal Amount	Value
ION Platform Finance U.S., Inc./ION Platform Finance SARL 9.00%, 8/1/2029 (c)	$680,000	$629,388
Match Group Holdings II LLC 6.13%, 9/15/2033 (c)	545,000	530,459
Rakuten Group, Inc. 9.75%, 4/15/2029 (c)	959,000	1,022,706
Wayfair LLC:
7.25%, 10/31/2029 (c)	580,000	592,627
7.75%, 9/15/2030 (c)	2,680,000	2,788,593
		6,892,607
INVESTMENT COMPANY SECURITIES — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	350,000	299,012
9.00%, 6/15/2030	520,000	486,907
9.75%, 1/15/2029	1,238,000	1,218,762
10.00%, 11/15/2029 (c)	1,338,000	1,316,418
		3,321,099
IRON/STEEL — 0.5%
Cleveland-Cliffs, Inc. 7.38%, 5/1/2033 (c)	7,000	6,850
Mineral Resources Ltd. 7.00%, 4/1/2031 (c)	2,444,000	2,495,031
		2,501,881
IT SERVICES — 0.7%
ASGN, Inc. 4.63%, 5/15/2028 (c)	1,176,000	1,138,239
Pitney Bowes, Inc. 7.25%, 3/15/2029 (c)	1,802,000	1,805,280
Seagate Data Storage Technology Pte. Ltd. 5.75%, 12/1/2034 (c)	829,000	828,154
		3,771,673
LEISURE TIME — 0.1%
Patrick Industries, Inc. 4.75%, 5/1/2029 (c)	605,000	589,046
LODGING — 0.8%
Hilton Domestic Operating Co., Inc.:
4.00%, 5/1/2031 (c)	1,164,000	1,091,739
5.88%, 4/1/2029 (c)	60,000	60,582
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (c)	2,473,000	2,350,611
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (c)	679,000	663,587
		4,166,519
MACHINERY, CONSTRUCTION & MINING — 0.3%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (c)	430,000	418,880
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 4/15/2029 (c)	$1,048,000	$1,008,732
		1,427,612
MACHINERY-DIVERSIFIED — 0.0% *
Esab Corp. 6.25%, 4/15/2029 (c)	230,000	232,990
MEDIA — 1.6%
AMC Networks, Inc. 10.50%, 7/15/2032 (c)	705,000	695,884
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2027 (c)	18,000	18,003
7.38%, 2/1/2036 (c)	405,000	402,971
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 2/15/2031 (c)	1,424,000	1,453,847
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (c)	360,000	331,931
Gray Media, Inc.:
4.75%, 10/15/2030 (c)	1,486,000	1,148,336
5.38%, 11/15/2031 (c)	1,239,000	915,968
iHeartCommunications, Inc. 10.88%, 5/1/2030 (c)	520,407	333,758
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (c)	474,000	409,972
Univision Communications, Inc.:
8.50%, 7/31/2031 (c)	920,000	922,779
9.38%, 8/1/2032 (c)	363,000	374,329
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (c)	548,000	485,555
5.50%, 5/15/2029 (c)	210,000	201,359
VZ Secured Financing BV:
5.00%, 1/15/2032 (c)	102,000	87,705
7.50%, 1/15/2033 (c)	845,000	798,204
		8,580,601
METAL FABRICATE & HARDWARE — 0.4%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (c)	920,000	940,700
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	1,219,000	1,183,405
		2,124,105
MINING — 0.2%
Century Aluminum Co. 6.88%, 8/1/2032 (c)	150,000	154,858
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	1,167,000	1,208,312
		1,363,170
MISCELLANEOUS MANUFACTURER — 0.2%
Entegris, Inc. 3.63%, 5/1/2029 (c)	980,000	932,421
Security Description	Principal Amount	Value
OIL & GAS — 5.9%
California Resources Corp. 7.00%, 1/15/2034 (c)	$2,221,000	$2,234,437
CNX Resources Corp. 7.38%, 1/15/2031 (c)	145,000	148,966
Comstock Resources, Inc. 6.75%, 3/1/2029 (c)	2,870,000	2,831,284
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (c)	250,000	250,062
7.63%, 4/1/2032 (c)	330,000	334,643
8.38%, 1/15/2034 (c)	1,010,000	1,055,814
CVR Energy, Inc.:
7.50%, 2/15/2031 (c)	170,000	171,263
7.88%, 2/15/2034 (c)	658,000	659,954
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	1,589,000	1,625,992
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25%, 4/15/2032 (c)	60,000	58,036
6.88%, 5/15/2034 (c)	140,000	136,590
7.25%, 2/15/2035 (c)	320,000	319,098
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (c)	841,000	865,936
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (c)	360,000	365,792
Murphy Oil Corp. 6.50%, 2/15/2034	474,000	467,862
Nabors Industries, Inc.:
7.63%, 11/15/2032 (c)	170,000	173,968
8.88%, 8/15/2031 (c)	3,039,000	3,168,826
Northern Oil & Gas, Inc.:
7.88%, 10/15/2033 (c)	645,000	667,839
8.75%, 6/15/2031 (c)	1,805,000	1,878,048
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (c)	1,167,000	1,196,887
9.88%, 3/15/2030 (c)	2,017,000	2,159,824
Precision Drilling Corp. 6.88%, 1/15/2029 (c)	313,000	315,144
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (c)	1,398,000	1,470,151
SM Energy Co. 6.75%, 8/1/2029 (c)	931,000	945,682
Sunoco LP 7.00%, 5/1/2029 (c)	190,000	194,902
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,314,000	1,280,900
Talos Production, Inc.:
9.00%, 2/1/2029 (c)	736,000	765,948
9.38%, 2/1/2031 (c)	2,356,000	2,500,776
Transocean International Ltd.:
6.80%, 3/15/2038	90,000	86,591
7.50%, 4/15/2031	724,000	739,856
8.25%, 5/15/2029 (c)	2,156,000	2,226,781
8.50%, 5/15/2031 (c)	170,000	178,593
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (c)	$350,000	$353,965
		31,830,410
OIL & GAS SERVICES — 1.1%
Kodiak Gas Services LLC 5.88%, 4/1/2031 (c)	445,000	446,878
Star Holding LLC 8.75%, 8/1/2031 (c)	330,000	335,003
Tidewater, Inc. 9.13%, 7/15/2030 (c)	1,742,000	1,859,707
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (c)	269,000	268,110
7.13%, 3/15/2029 (c)	2,379,000	2,434,573
Viridien 10.00%, 10/15/2030 (c)	478,000	508,123
		5,852,394
PACKAGING & CONTAINERS — 0.7%
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (c)	1,870,000	1,886,213
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (c)	920,000	904,433
Owens-Brockway Glass Container, Inc. 7.38%, 6/1/2032 (c)	773,000	731,861
TriMas Corp. 4.13%, 4/15/2029 (c)	570,000	542,572
		4,065,079
PHARMACEUTICALS — 0.8%
AdaptHealth LLC:
4.63%, 8/1/2029 (c)	260,000	248,006
5.13%, 3/1/2030 (c)	813,000	779,448
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (c)	3,778,000	3,540,439
		4,567,893
PIPELINES — 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 10/15/2033 (c)	1,287,000	1,273,731
6.63%, 2/1/2032 (c)	15,000	15,353
Buckeye Partners LP:
4.50%, 3/1/2028 (c)	20,000	19,699
6.75%, 2/1/2030 (c)	730,000	752,688
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.38%, 6/30/2033 (c)	3,266,000	3,290,985
Security Description	Principal Amount	Value
Excelerate Energy LP 8.00%, 5/15/2030 (c)	$370,000	$387,431
Genesis Energy LP/Genesis Energy Finance Corp. 6.75%, 3/15/2034	891,000	887,231
Harvest Midstream I LP 7.50%, 5/15/2032 (c)	500,000	510,020
Hess Midstream Operations LP 5.88%, 3/1/2028 (c)	107,000	107,839
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (c)	80,000	82,472
8.38%, 2/15/2032 (c)	3,184,000	3,290,505
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (c)	1,746,000	1,798,397
Venture Global LNG, Inc.:
8.38%, 6/1/2031 (c)	650,000	675,987
9.88%, 2/1/2032 (c)	110,000	118,160
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (c)	531,000	546,229
6.75%, 1/15/2036 (c)	316,000	334,363
		14,091,090
REAL ESTATE — 0.4%
Five Point Operating Co. LP 8.00%, 10/1/2030 (c)	350,000	349,391
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	355,000	336,046
4.38%, 2/1/2031 (c)	660,000	606,362
5.88%, 3/1/2032 (c)	290,000	278,951
6.13%, 3/1/2034 (c)	417,000	400,804
		1,971,554
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Arbor Realty SR, Inc.:
7.88%, 7/15/2030 (c)	536,000	496,127
8.50%, 12/15/2028 (c)	960,000	943,498
Diversified Healthcare Trust:
4.38%, 3/1/2031	1,257,000	1,113,589
4.75%, 2/15/2028	2,500,000	2,400,200
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	905,000	591,580
4.63%, 8/1/2029	3,829,000	2,982,791
Rithm Capital Corp.:
8.00%, 4/1/2029 (c)	1,441,000	1,420,149
8.00%, 7/15/2030 (c)	1,986,000	1,919,886
Service Properties Trust:
3.95%, 1/15/2028	600,000	573,954
4.95%, 10/1/2029	245,000	221,725
8.88%, 6/15/2032	1,400,000	1,384,880
Starwood Property Trust, Inc.:
5.75%, 1/15/2031 (c)	1,129,000	1,115,395
6.00%, 4/15/2030 (c)	400,000	399,900
6.50%, 7/1/2030 (c)	222,000	225,412
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 10/15/2030 (c)	$350,000	$355,866
7.25%, 4/1/2029 (c)	37,000	38,124
		16,183,076
RETAIL — 2.6%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (c)	160,000	153,067
3.88%, 1/15/2028 (c)	370,000	362,112
4.38%, 1/15/2028 (c)	80,000	78,924
5.63%, 9/15/2029 (c)	1,230,000	1,236,728
Advance Auto Parts, Inc. 3.90%, 4/15/2030	30,000	27,546
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 1/15/2029 (c)	400,000	382,748
FirstCash, Inc.:
4.63%, 9/1/2028 (c)	2,922,000	2,870,602
6.88%, 3/1/2032 (c)	1,218,000	1,243,407
Kohl's Corp. 5.55%, 7/17/2045	370,000	211,133
Macy's Retail Holdings LLC 7.38%, 8/1/2033 (c)	32,000	32,725
Men's Wearhouse LLC 9.00%, 2/1/2031 (c)	344,000	349,903
Michaels Cos., Inc. 8.50%, 3/15/2033 (c)	847,000	824,800
Nordstrom, Inc.:
4.25%, 8/1/2031	240,000	216,370
4.38%, 4/1/2030	210,000	196,298
5.00%, 1/15/2044	289,000	193,737
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (c)	276,000	275,627
PetSmart LLC/PetSmart Finance Corp. 7.50%, 9/15/2032 (c)	753,000	759,167
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (c)	1,541,000	1,447,061
6.50%, 12/15/2035 (c)	1,166,000	1,133,597
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	1,589,000	1,516,637
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (c)	350,000	362,789
		13,874,978
SOFTWARE — 2.0%
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (c)	1,610,000	1,566,659
6.63%, 8/15/2033 (c)	183,000	162,905
8.25%, 6/30/2032 (c)	570,000	541,705
Security Description	Principal Amount	Value
CoreWeave, Inc. 9.00%, 2/1/2031 (c)	$1,184,000	$1,126,079
Fair Isaac Corp.:
4.00%, 6/15/2028 (c)	3,004,000	2,916,253
6.00%, 5/15/2033 (c)	250,000	245,287
6.25%, 9/15/2034 (c)	58,000	56,997
OAK-Eagle Acquireco, Inc. 7.25%, 7/1/2033 (c) (g)	310,000	321,058
Open Text Corp.:
3.88%, 2/15/2028 (c)	540,000	520,031
3.88%, 12/1/2029 (c)	860,000	770,044
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (c)	1,240,000	1,109,626
4.13%, 12/1/2031 (c)	20,000	17,050
PTC, Inc. 4.00%, 2/15/2028 (c)	363,000	354,524
Twilio, Inc. 3.63%, 3/15/2029	1,469,000	1,403,571
		11,111,789
TELECOMMUNICATIONS — 2.3%
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (c)	759,000	754,696
APLD ComputeCo LLC 9.25%, 12/15/2030 (c)	700,000	721,280
Cipher Compute LLC 7.13%, 11/15/2030 (c)	540,000	559,629
EchoStar Corp. 10.75%, 11/30/2029	1,423,333	1,537,200
Iliad Holding SAS 7.00%, 4/15/2032 (c)	400,000	400,824
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (c)	728,000	721,426
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (c)	630,000	612,360
Viasat, Inc.:
6.50%, 7/15/2028 (c)	2,595,000	2,561,810
7.50%, 5/30/2031 (c)	1,945,000	1,922,205
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	967,000	904,957
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (c)	150,000	128,702
6.75%, 1/15/2033 (c)	530,000	473,687
7.75%, 4/15/2032 (c)	590,000	565,692
WULF Compute LLC 7.75%, 10/15/2030 (c)	800,000	845,376
		12,709,844
TRANSPORTATION — 0.4%
Danaos Corp. 6.88%, 10/15/2032 (c)	1,701,000	1,729,373
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	408,000	379,546
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (c)	$105,000	$108,992
		2,217,911
TOTAL CORPORATE BONDS & NOTES (Cost $271,365,998)		269,750,759

	Shares
SHORT-TERM INVESTMENT — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (h) (i) (Cost $16,865,691)	16,865,691	16,865,691
TOTAL INVESTMENTS — 100.8% (Cost $557,818,155)		547,887,045
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(4,559,629)
NET ASSETS — 100.0%		$543,327,416

(a)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 51.9% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $117,738,
representing less than 0.05% of the Fund's net assets.

(e)	Non-income producing security.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	When-issued security.
(h)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(i)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
SOFR	Secured Overnight Financing Rate
At March 31, 2026, the Fund had unfunded loan commitments of $249,990, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	9,600	9,636	36
Chicago U.S. Midco III LP	64,655	64,129	(526)
Hanger, Inc.	18,591	18,661	70
June Purchaser LLC	22,857	22,849	(8)
Pinnacle Buyer LLC	6,517	6,533	16
Raven Acquisition Holdings LLC	116,516	114,445	(2,071)
U.S. Fertility Enterprises LLC	11,254	11,250	(4)
	$249,990	$247,503	$(2,487)
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$269,750,759	$—	$269,750,759
Asset-Backed Securities	—	50,597,521	—	50,597,521
Common Stocks	—	—	117,738	117,738
Mutual Funds and Exchange Traded Products	5,326,217	—	—	5,326,217
Senior Floating Rate Loans	—	205,229,119	—	205,229,119
Short-Term Investment	16,865,691	—	—	16,865,691
TOTAL INVESTMENTS	$22,191,908	$525,577,399	$117,738	$547,887,045
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$122	$—	$122
Unfunded Loans - Unrealized Depreciation	—	(2,609)	—	(2,609)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(2,487)	$—	$(2,487)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Blackstone Senior Loan ETF	132,691	$5,518,619	$—	$—	$—	$(192,402)	132,691	$5,326,217	$307,666
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,246,810	23,246,810	308,080,952	314,462,071	—	—	16,865,691	16,865,691	992,087
Total		$28,765,429	$308,080,952	$314,462,071	$—	$(192,402)		$22,191,908	$1,299,753
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 85.5%
ADVERTISING SERVICES — 1.1%
Neptune Bidco U.S., Inc. 2026 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.76%, 2/3/2033 (a)	$44,000,000	$42,064,000
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 2/7/2031 (a)	6,657,626	6,668,045
Wasserman Media Group LLC Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 6/23/2032 (a)	982,297	979,841
		49,711,886
AEROSPACE & DEFENSE — 3.1%
Air Comm Corp. LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.42%, 12/11/2031 (a)	76,234	76,520
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1 1 mo. USD Term SOFR + 2.00%, 5.67%, 10/31/2031 (a)	188,827	189,146
2024 1st Lien Term Loan B2 1 mo. USD Term SOFR + 2.00%, 5.67%, 10/31/2031 (a)	71,824	71,945
Kaman Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.20%, 2/26/2032 (a)	1,116,850	1,118,559
Propulsion BC Finco SARL 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.20%, 12/1/2032 (a)	2,709,945	2,714,294
TransDigm, Inc.:
2023 Term Loan J 1 mo. USD Term SOFR + 2.50%, 6.17%, 2/28/2031 (a)	30,152,925	30,190,917
2024 Term Loan L 1 mo. USD Term SOFR + 2.50%, 6.17%, 1/19/2032 (a)	5,075,090	5,080,495
2025 Term Loan K 1 mo. USD Term SOFR + 2.25%, 5.92%, 3/22/2030 (a)	81,555,814	81,648,380
2025 Term Loan M 1 mo. USD Term SOFR + 2.50%, 6.17%, 8/19/2032 (a)	21,499,774	21,523,531
Security Description	Principal Amount	Value
2026 Term Loan N 1 mo. USD Term SOFR + 2.50%, 6.17%, 2/13/2033 (a)	$1,806,452	$1,809,387
		144,423,174
AIRLINES — 2.4%
Air Canada 2024 Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.42%, 3/21/2031 (a)	1,492,797	1,483,467
American Airlines, Inc.:
2023 1st Lien Term Loan 3 mo. USD Term SOFR + 2.25%, 5.91%, 6/4/2029 (a)	6,353,843	6,182,289
2024 1st Lien Term Loan B (b)	5,000,000	4,887,500
2025 Term Loan 3 mo. USD Term SOFR + 2.25%, 5.92%, 4/20/2028 (a)	62,441,217	61,972,907
2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 5/28/2032 (a)	4,841,780	4,806,072
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.44%, 8/27/2029 (a)	38,410,487	35,318,443
		114,650,678
APPAREL — 0.5%
ABG Intermediate Holdings 2 LLC:
2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.92%, 12/21/2028 (a)	12,153,996	12,142,997
2025 Delayed Draw Term Loan 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/13/2032 (a)	5,699,025	5,680,332
Beach Acquisition Bidco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.95%, 9/12/2032 (a)	5,048,769	5,067,702
		22,891,031
AUTO PARTS & EQUIPMENT — 1.2%
Clarios Global LP:
2024 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 5/6/2030 (a)	3,593,814	3,587,076
2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 1/28/2032 (a)	22,240,594	22,212,793
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 8.51%, 11/17/2028 (a)	$10,228,394	$9,988,078
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.76%, 11/17/2028 (a)	20,755,139	20,288,148
		56,076,095
BEVERAGES — 0.6%
Primo Brands Corp. 2026 Term Loan B (b)	20,924,663	20,983,462
Sazerac Co., Inc. Repriced Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 7/9/2032 (a)	5,784,368	5,787,983
		26,771,445
BIOTECHNOLOGY — 0.5%
BioMarin Pharmaceutical, Inc. Term Loan B (b)	10,974,581	10,960,918
Genmab AS Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.70%, 12/13/2032 (a)	12,991,456	13,055,374
		24,016,292
BUILDING MATERIALS — 0.3%
EMRLD Borrower LP:
2024 Term Loan B (b)	4,191,057	4,188,877
Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 5/31/2030 (a)	8,604,300	8,603,224
Icebox Holdco III, Inc. 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 6.95%, 12/22/2031 (a)	407,764	408,869
Potters Industries LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.17%, 12/23/2032 (a)	77,466	77,531
Quikrete Holdings, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 2.25%, 5.92%, 3/19/2029 (a)	222,387	222,451
		13,500,952
CHEMICALS — 0.5%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B7 (b)	3,848,359	3,857,596
Security Description	Principal Amount	Value
Olympus Water U.S. Holding Corp. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.95%, 11/3/2032 (a)	$13,046,257	$12,610,055
Qnity Electronics, Inc. Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 11/1/2032 (a)	79,653	79,653
SCIH Salt Holdings, Inc. 2025 Repriced Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.35%, 1/31/2029 (a)	6,543,337	6,535,157
Solstice Advanced Materials, Inc. Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.42%, 10/29/2032 (a)	46,845	47,148
		23,129,609
COMMERCIAL SERVICES — 6.8%
Adtalem Global Education, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/4/2033 (a)	2,772,727	2,781,392
Albion Financing 3 SARL 2025 USD Term Loan 3 mo. USD Term SOFR + 3.00%, 6.66%, 5/21/2031 (a)	2,506,221	2,511,709
AlixPartners LLP 2025 USD Term Loan 1 mo. USD Term SOFR + 2.00%, 5.67%, 8/12/2032 (a)	3,085,667	3,061,444
Allied Universal Holdco LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 8/20/2032 (a)	42,250,521	42,303,334
Ankura Consulting Group LLC 2024 Repriced Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/29/2031 (a)	9,235,305	8,842,805
Anticimex International AB 2025 USD Term Loan 3 mo. USD Term SOFR + 2.90%, 6.56%, 11/17/2031 (a)	225,479	226,114
Belfor Holdings, Inc. 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 11/1/2030 (a)	791,165	793,641
Belron Finance LLC 2026 Repriced Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.66%, 10/16/2031 (a)	6,126,462	6,131,823
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CHG Healthcare Services, Inc. 2025 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 6.42%, 9/29/2028 (a)	$383,374	$384,152
Creative Artists Agency LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 10/1/2031 (a)	4,502,539	4,504,993
Ensemble RCM LLC 2026 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.70%, 2/9/2033 (a)	40,625,703	40,236,306
First Advantage Holdings LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.45%, 10/31/2031 (a)	15,982,675	15,596,454
Fugue Finance BV 2026 USD Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 1/9/2032 (a)	1,292,435	1,279,110
Genuine Financial Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 9/27/2030 (a)	26,989,397	23,298,597
Homeserve USA Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.68%, 10/21/2030 (a)	616,151	612,300
ION Platform Finance U.S., Inc. USD Term Loan 3 mo. USD Term SOFR + 3.75%, 7.45%, 10/7/2032 (a)	18,599,960	15,050,437
KUEHG Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 6/12/2030 (a)	22,140,492	19,926,443
Mavis Tire Express Services Corp. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.67%, 5/4/2028 (a)	36,020,044	36,033,732
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.43%, 12/31/2032 (a)	5,308,943	5,311,173
Parexel International Corp. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 12/12/2031 (a)	9,174,770	9,155,641
PG Investment Co. 59 SARL 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.95%, 3/26/2031 (a)	1,232,238	1,234,111
Security Description	Principal Amount	Value
Pye-Barker Fire & Safety LLC 2025 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.14%, 12/16/2032 (a)	$7,131,432	$7,150,508
Raven Acquisition Holdings LLC:
Delayed Draw Term Loan, 11/19/2031	59,489	58,432
Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 11/19/2031 (a)	32,515,268	31,937,471
Shift4 Payments LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.65%, 7/3/2032 (a)	1,035,143	1,034,175
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.70%, 6/18/2029 (a)	12,911,103	12,701,298
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 1/30/2031 (a)	7,441,849	7,391,096
XPLOR T1 LLC 2025 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/1/2032 (a)	19,545,351	18,226,039
		317,774,730
COMPUTERS — 4.0%
Access CIG LLC 2025 Term Loan 1 mo. USD Term SOFR + 4.00%, 7.70%, 8/19/2030 (a)	29,338,703	26,673,722
Ahead DB Holdings LLC 2024 Term Loan B4 3 mo. USD Term SOFR + 2.50%, 6.20%, 2/3/2031 (a)	610,915	602,802
Amentum Government Services Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 9/29/2031 (a)	5,287,379	5,295,098
Clover Holdings 2 LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.68%, 12/9/2031 (a)	22,843,639	21,929,894
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 3/1/2029 (a)	59,754,407	53,554,888
Peraton Corp. Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.52%, 2/1/2028 (a)	56,686,146	48,513,988
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Perforce Software, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.75%, 8.42%, 7/2/2029 (a)	$18,381,793	$12,433,629
Ping Identity Corp. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.42%, 11/15/2032 (a)	6,099,206	6,030,590
Surf Holdings LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 7.28%, 3/5/2027 (a)	12,238,803	11,686,159
		186,720,770
CONSTRUCTION & ENGINEERING — 0.8%
Azuria Water Solutions, Inc.:
2026 Delayed Draw Term Loan (b)	1,310,429	1,300,601
2026 Term Loan B (b)	9,828,220	9,754,509
Blackfin Pipeline LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 9/29/2032 (a)	2,064,951	2,078,827
Centuri Group, Inc. 2025 Refinance Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 7/9/2032 (a)	500,823	502,263
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 3.25%, 6.92%, 7/9/2032 (a)	8,930,624	8,936,206
Dycom Investments, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.42%, 1/27/2033 (a)	2,654,171	2,667,999
Green Infrastructure Partners, Inc. USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.45%, 9/24/2032 (a)	562,461	562,461
KKR Apple Bidco LLC 2025 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.17%, 9/23/2031 (a)	9,423,912	9,440,121
Radar Bidco SARL 2026 USD Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.41%, 4/4/2031 (a)	600,242	598,741
		35,841,728
CONSTRUCTION MATERIALS — 0.2%
Quikrete Holdings, Inc.:
2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/10/2032 (a)	8,857,016	8,851,480
Security Description	Principal Amount	Value
2025 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 5.92%, 4/14/2031 (a)	$2,274,831	$2,274,183
		11,125,663
CONTAINERS & PACKAGING — 2.3%
Berlin Packaging LLC 2025 Term Loan B7 3 mo. USD Term SOFR + 3.25%, 6.91%, 6/7/2031 (a)	1,569,591	1,516,837
Charter NEX U.S., Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 11/29/2030 (a)	237,850	236,727
Clydesdale Acquisition Holdings, Inc.:
2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 4/1/2032 (a)	25,191,232	23,594,738
Term Loan B 1 mo. USD Term SOFR + 3.18%, 6.84%, 4/13/2029 (a)	3,060,305	2,927,106
Graham Packaging Co., Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.92%, 1/26/2033 (a)	3,455,551	3,426,041
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 8.52%, 6/28/2028 (a)	11,919,536	11,201,145
Proampac PG Borrower LLC 2026 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.78%, 3/7/2033 (a)	43,273,393	41,899,462
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.17%, 4/21/2031 (a)	2,555,035	2,565,422
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 7.45%, 9/15/2028 (a)	20,625,456	19,584,489
		106,951,967
COSMETICS & TOILETRIES — 0.4%
Opal Bidco SAS USD Term Loan B4 3 mo. USD Term SOFR + 3.00%, 6.70%, 4/28/2032 (a)	21,198,928	21,212,177
DISTRIBUTION/WHOLESALE — 0.6%
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 12/11/2030 (a)	11,116,299	10,968,064
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Fluid-Flow Products, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 3/4/2033 (a)	$4,971,109	$4,977,323
Resideo Funding, Inc. 2025 Incremental Term Loan 3 mo. USD Term SOFR + 2.00%, 5.67%, 8/13/2032 (a)	1,230,020	1,228,482
S&S Holdings LLC 2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 8.68%, 10/1/2031 (a)	2,303,509	2,176,816
Windsor Holdings III LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 8/1/2030 (a)	8,658,249	8,547,336
		27,898,021
DIVERSIFIED FINANCIAL SERVICES — 5.3%
Apex Group Treasury LLC 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.17%, 2/27/2032 (a)	16,830,488	15,385,843
Aretec Group, Inc. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.67%, 8/9/2030 (a)	27,796,761	27,485,576
Chicago U.S. Midco III LP Term Loan 1 mo. USD Term SOFR + 2.50%, 6.17%, 11/1/2032 (a)	3,936,509	3,904,525
Citadel Securities LP 2024 First Lien Term Loan 3 mo. USD Term SOFR + 2.00%, 5.70%, 10/31/2031 (a)	10,613,669	10,638,027
Citco Funding LLC 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.67%, 1/30/2033 (a)	11,134,521	11,106,240
Corpay Technologies Operating Co. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.42%, 11/5/2032 (a)	618,291	618,099
CPI Holdco B LLC 2025 Add-on Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 5/19/2031 (a)	3,071,081	3,054,681
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 8.92%, 10/6/2028 (a)	7,331,428	7,278,276
Security Description	Principal Amount	Value
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 6.67%, 4/7/2028 (a)	$3,275,242	$3,275,881
Focus Financial Partners LLC 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 9/15/2031 (a)	46,264,737	44,874,250
GTCR Everest Borrower LLC 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.20%, 9/5/2031 (a)	5,000,268	4,970,617
Hudson River Trading LLC 2026 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.18%, 3/18/2030 (a)	16,232,313	16,184,996
Jane Street Group LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 5.67%, 12/15/2031 (a)	66,219,338	65,090,629
June Purchaser LLC Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 11/28/2031 (a)	365,420	365,289
Jupiter Borrower, Inc. Term Loan B (b)	4,989,561	4,989,561
Kestra Advisor Services Holdings A, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.67%, 3/22/2031 (a)	795,456	790,874
Osaic Holdings, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.20%, 7/30/2032 (a)	29,173,008	28,682,609
Superannuation & Investments U.S. LLC 2026 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.17%, 12/1/2028 (a)	49,636	49,692
Victory Capital Holdings, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.00%, 5.70%, 9/23/2032 (a)	1,068,974	1,067,771
		249,813,436
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 8.92%, 11/29/2030 (a)	33,735,276	29,799,382
2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 11/30/2029 (a)	28,353,121	27,491,470
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Vantor Holdings, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 4.50%, 8.17%, 3/3/2033 (a)	$55,938,152	$54,941,893
Viavi Solutions, Inc. Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.17%, 10/16/2032 (a)	886,590	889,914
Zayo Group Holdings, Inc. 2025 USD Term Loan 1 mo. USD Term SOFR + 3.00%, 6.78%, 3/11/2030 (a)	4,503	4,430
		113,127,089
ELECTRIC — 0.1%
Alpha Generation LLC Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.42%, 9/30/2031 (a)	6,293,664	6,285,451
Cogentrix Finance Holdco I LLC Repriced Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/26/2032 (a)	595,726	596,694
		6,882,145
ELECTRONICS — 0.1%
Coherent Corp. 2025 Term Loan B2 1 mo. USD Term SOFR + 1.75%, 5.42%, 7/2/2029 (a)	271,923	272,715
LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 12/2/2031 (a)	1,957,375	1,961,779
Pinnacle Buyer LLC Term Loan 3 mo. USD Term SOFR + 2.50%, 6.16%, 10/1/2032 (a)	287,889	288,564
Sanmina Corp. Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 10/27/2032 (a)	1,234,668	1,237,755
		3,760,813
ENTERTAINMENT — 1.8%
Caesars Entertainment, Inc.:
2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/6/2031 (a)	7,615,933	7,416,015
Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/6/2030 (a)	7,805,328	7,600,438
Crown Finance U.S., Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.17%, 12/2/2031 (a)	6,258,546	6,206,694
Security Description	Principal Amount	Value
DK Crown Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.42%, 3/4/2032 (a)	$119,338	$119,357
EOC Borrower LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 3/24/2032 (a)	10,890,791	10,879,900
Flutter Financing BV:
2024 Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.45%, 11/30/2030 (a)	11,361,945	11,265,369
2025 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.70%, 6/4/2032 (a)	228,491	226,492
GVC Holdings (Gibraltar) Ltd.:
2025 Term Loan B5 (2032) 3 mo. USD Term SOFR + 2.25%, 5.95%, 7/31/2032 (a)	1,580,677	1,580,930
2025 Term Loan B6 (2029) 3 mo. USD Term SOFR + 2.25%, 5.95%, 10/31/2029 (a)	2,417,667	2,419,746
Herschend Entertainment Co. LLC 2026 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 5/27/2032 (a)	1,150,117	1,152,992
Light & Wonder International, Inc.:
2024 Term Loan B2 (b)	394,886	395,380
2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.68%, 4/16/2029 (a)	418,349	418,872
PCI Gaming Authority Term Loan 1 mo. USD Term SOFR + 2.00%, 5.67%, 7/18/2031 (a)	1,229,329	1,230,644
PENN Entertainment, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 5/3/2029 (a)	901,979	905,483
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.65%, 4/4/2029 (a)	3,803,941	3,752,702
TKO Worldwide Holdings LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.00%, 5.66%, 11/21/2031 (a)	4,327,815	4,330,520
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Voyager Parent LLC Repriced Term Loan B 3 mo. USD Term SOFR + 4.25%, 7.95%, 7/1/2032 (a)	$25,723,688	$25,581,693
		85,483,227
ENVIRONMENTAL CONTROL — 0.1%
Madison IAQ LLC:
2025 Repriced Term Loan 6 mo. USD Term SOFR + 2.75%, 6.38%, 11/8/2032 (a)	3,496,116	3,507,723
Term Loan 6 mo. USD Term SOFR + 2.50%, 6.13%, 6/21/2028 (a)	333,689	333,993
		3,841,716
FINANCIAL SERVICES — 0.2%
Ascensus Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 11/25/2032 (a)	9,531,578	9,394,562
Chrysaor Bidco SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.90%, 10/30/2031 (a)	1,940,408	1,940,107
		11,334,669
FOOD PRODUCTS — 0.6%
Aramark Services, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 1.75%, 5.42%, 6/22/2030 (a)	305,004	305,893
Froneri Lux Finco SARL:
2024 USD Term Loan B4 6 mo. USD Term SOFR + 2.25%, 5.88%, 9/30/2031 (a)	2,295,345	2,253,386
2025 USD Term Loan B6 6 mo. USD Term SOFR + 2.25%, 5.88%, 9/30/2032 (a)	18,328,690	18,009,221
Nomad Foods Europe Midco Ltd. 2025 USD Term Loan B 6 mo. USD Term SOFR + 2.50%, 6.28%, 10/28/2032 (a)	691,369	678,693
PFI Lower Midco LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.67%, 12/1/2032 (a)	1,192,000	1,197,966
Snacking Investments Bidco Pty. Ltd. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/29/2032 (a)	4,098,753	4,106,008
		26,551,167
Security Description	Principal Amount	Value
GROUND TRANSPORTATION — 0.7%
Genesee & Wyoming, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 1.75%, 5.45%, 4/10/2031 (a)	$616,484	$614,237
Savage Enterprises LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 8/5/2032 (a)	894,927	896,189
Stonepeak Nile Parent LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 4/9/2032 (a)	4,463,799	4,462,192
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.70%, 7/26/2028 (a)	27,101,856	27,156,873
		33,129,491
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Auris Luxembourg III SARL 2026 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.95%, 2/28/2029 (a)	6,927,276	6,935,935
Embecta Corp. Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 3/30/2029 (a)	20,310	20,344
Hanger, Inc.:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 7.17%, 10/23/2031 (a)	99,103	99,475
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.17%, 10/23/2031 (a)	3,886,611	3,901,185
Medline Borrower LP:
2025 Incremental Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.42%, 10/23/2030 (a)	13,123,952	13,154,662
2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.42%, 10/23/2028 (a)	2,135,129	2,140,734
Resonetics LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 6/18/2031 (a)	316,761	315,920
		26,568,255
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Global Medical Response, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.17%, 10/1/2032 (a)	$94,030,877	$93,854,569
MED ParentCo LP 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 4/15/2031 (a)	4,495,716	4,499,289
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 6.96%, 3/12/2028 (a)	33,497,007	28,807,426
Onex TSG Intermediate Corp. 2026 Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.95%, 8/6/2032 (a)	4,974,684	5,008,263
Outcomes Group Holdings, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 5/6/2031 (a)	1,064,119	1,065,620
Radiology Partners, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.50%, 8.20%, 6/30/2032 (a)	6,570,262	6,484,619
U.S. Fertility Enterprises LLC 2025 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/30/2032 (a)	754,663	754,429
		140,474,215
HOME FURNISHINGS — 0.8%
AI Aqua Merger Sub, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.16%, 7/31/2028 (a)	39,861,423	39,817,775
HOUSEWARES — 0.4%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 9.42%, 10/30/2029 (a)	2,751,714	2,749,994
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.70%, 1/20/2032 (a)	16,991,805	16,940,490
		19,690,484
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
NRG Energy, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 1.75%, 5.52%, 4/16/2031 (a)	2,950,076	2,959,516
Security Description	Principal Amount	Value
Talen Energy Supply LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 11/25/2032 (a)	$3,086,159	$3,092,224
		6,051,740
INSURANCE — 6.7%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 6.67%, 11/6/2030 (a)	36,841,309	35,763,700
Alera Group, Inc.:
2025 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 9.18%, 5/30/2033 (a)	11,340,909	10,986,506
2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 5/30/2032 (a)	19,732,673	19,179,862
Alliant Holdings Intermediate LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 9/19/2031 (a)	19,876,447	19,746,554
AmWINS Group, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 1/30/2032 (a)	11,196,836	11,135,366
Asurion LLC:
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.03%, 1/20/2029 (a)	33,612,141	33,447,105
2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 7.92%, 9/19/2030 (a)	4,736,197	4,693,903
2025 Term Loan B13 1 mo. USD Term SOFR + 4.25%, 7.92%, 9/19/2030 (a)	13,552,026	13,416,506
2026 Term Loan B14 1 mo. USD Term SOFR + 3.75%, 7.42%, 2/23/2033 (a)	30,339,338	29,372,423
Baldwin Insurance Group Holdings LLC 2025 Term Loan B2 1 mo. USD Term SOFR + 2.50%, 6.18%, 5/26/2031 (a)	3,189,200	3,142,701
Broadstreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 6.17%, 6/13/2031 (a)	39,291,968	38,390,806
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Howden Group Holdings Ltd. 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 2/15/2031 (a)	$48,697,432	$47,286,424
HUB International Ltd. 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 6/20/2030 (a)	1,225,889	1,224,535
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 7/31/2031 (a)	17,302,005	17,011,591
Trucordia Insurance Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 6/17/2032 (a)	13,999,335	12,949,385
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.45%, 5/6/2031 (a)	106,554	105,322
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.45%, 5/6/2032 (a)	13,955,785	13,868,562
USI, Inc.:
2024 Term Loan C 3 mo. USD Term SOFR + 2.25%, 5.95%, 9/29/2030 (a)	607,014	606,113
2024 Term Loan D 3 mo. USD Term SOFR + 2.25%, 5.95%, 11/21/2029 (a)	277,678	277,389
		312,604,753
INTERNET & TELECOM — 2.3%
MH Sub I LLC:
2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 7.92%, 5/3/2028 (a)	48,634,496	41,947,253
2024 Term Loan B4 1 mo. USD Term SOFR + 4.25%, 7.92%, 12/31/2031 (a)	14,661,303	9,841,400
Newfold Digital Holdings Group, Inc.:
2025 New Money Tranche A Term Loan 1 mo. USD Term SOFR + 5.75%, 9.42%, 4/30/2029 (a)	1,556,946	1,183,279
2025 Tranche A Term Loan 1 mo. USD Term SOFR + 3.50%, 7.27%, 4/30/2029 (a)	10,370,283	7,644,351
Security Description	Principal Amount	Value
2025 Tranche B Term Loan 1 mo. USD Term SOFR + 3.50%, 7.27%, 4/30/2029 (a)	$3,701,376	$1,221,454
Proofpoint, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 6.70%, 8/31/2028 (a)	27,611,456	26,771,653
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.42%, 3/15/2030 (a)	2,147,269	2,119,762
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 6.42%, 7/8/2031 (a)	17,988,432	17,118,961
		107,848,113
INVESTMENT COMPANIES — 0.1%
AAL Delaware Holdco, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.42%, 7/30/2031 (a)	2,522,088	2,522,971
LEISURE TIME — 0.4%
19th Holdings Golf LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.02%, 2/7/2029 (a)	2,549,977	2,549,977
Alterra Mountain Co.:
2025 Term Loan B8 1 mo. USD Term SOFR + 2.50%, 6.17%, 5/31/2030 (a)	473,356	473,948
2025 Term Loan B9 1 mo. USD Term SOFR + 2.50%, 6.17%, 8/17/2028 (a)	995,000	995,935
GBT U.S. III LLC 2026 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.67%, 7/25/2031 (a)	12,533,862	12,301,985
Life Time Fitness, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.00%, 5.67%, 11/5/2031 (a)	615,643	616,413
		16,938,258
LODGING — 0.9%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 1/27/2029 (a)	31,360,749	30,811,936
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 1 mo. USD Term SOFR + 1.75%, 5.43%, 11/8/2030 (a)	3,715,000	3,726,424
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 1/17/2031 (a)	$1,237,012	$1,235,471
Turquoise Topco Ltd. Term Loan B 3 mo. USD Term SOFR + 0.19%, 6.94%, 12/30/2032 (a)	4,163,538	4,043,858
Wyndham Hotels & Resorts, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 1.75%, 5.42%, 5/24/2030 (a)	232,198	233,310
		40,050,999
MACHINERY — 0.8%
Allison Transmission, Inc. 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.42%, 1/2/2033 (a)	1,709,631	1,717,752
Arcline FM Holdings LLC 2025 1st Lien Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 6/23/2030 (a)	313,570	314,442
Chart Industries, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.16%, 3/15/2030 (a)	111,596	111,665
Pro Mach Group, Inc. 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 10/15/2032 (a)	7,935,914	7,931,351
TK Elevator Midco GmbH:
2025 USD Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.38%, 4/30/2030 (a)	26,417,446	26,503,699
2026 USD Term Loan B (b)	1,909,137	1,914,311
		38,493,220
MACHINERY-CONSTRUCTION & MINING — 0.2%
WEC U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.00%, 5.67%, 1/27/2031 (a)	11,204,389	11,197,386
MEDIA — 1.6%
Altice France SA 2025 USD Term Loan B14 3 mo. USD Term SOFR + 6.88%, 10.55%, 5/31/2031 (a)	32,347,590	32,475,686
Cengage Learning, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 3/24/2031 (a)	6,173,763	6,060,567
Security Description	Principal Amount	Value
Charter Communications Operating LLC 2024 Term Loan B5 3 mo. USD Term SOFR + 2.25%, 5.91%, 12/15/2031 (a)	$1,947,885	$1,949,960
Cogeco Communications Finance USA LP 2023 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 9/18/2030 (a)	8,170,801	7,771,004
Coral-U.S. Co-Borrower LLC 2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 6.79%, 10/15/2029 (a)	14,774,216	14,707,067
DirecTV Financing LLC 2024 Term Loan (b)	1,000,000	1,004,090
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 6.78%, 12/1/2028 (a)	2,608,674	2,612,847
McGraw-Hill Global Education Holdings LLC 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 8/6/2031 (a)	345,925	345,925
Nexstar Broadcasting, Inc. 2025 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 6.17%, 6/28/2032 (a)	5,845,600	5,792,873
Radiate Holdco LLC 2025 FLFO Term Loan 1 mo. USD Term SOFR + 3.50%, 7.28%, 9/25/2029 (a)	31,738	28,340
		72,748,359
MISCELLANEOUS MANUFACTURER — 0.0% *
CoorsTek, Inc. Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/28/2032 (a)	225,328	226,807
Touchdown Acquirer, Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.16%, 2/21/2031 (a)	1,977,355	1,952,638
		2,179,445
PHARMACEUTICALS — 2.9%
Alkermes, Inc. 2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 8/12/2031 (a)	1,845,455	1,861,611
Elanco Animal Health, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.42%, 10/31/2032 (a)	238,713	238,952
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.80%, 10/1/2027 (a)	114,192,113	111,099,790
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 10.42%, 4/12/2029 (a)	$7,352,027	$7,382,465
Southern Veterinary Partners LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.18%, 12/4/2031 (a)	13,346,988	13,249,155
		133,831,973
PIPELINES — 0.2%
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.91%, 12/6/2030 (a)	1,895,545	1,900,682
Colossus Acquireco LLC Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.38%, 7/30/2032 (a)	1,091,777	1,089,473
Freeport LNG Investments LLLP Term Loan B (b)	2,000,000	2,003,760
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.93%, 10/5/2028 (a)	3,260,966	3,269,118
WhiteWater Matterhorn Holdings LLC 2026 Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.45%, 6/16/2032 (a)	240,922	240,119
		8,503,152
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% *
Iron Mountain, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 1/31/2031 (a)	616,110	613,609
RETAIL — 7.7%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 5.42%, 9/20/2030 (a)	3,279,373	3,276,110
Boots Group Bidco Ltd. USD Term Loan 3 mo. USD Term SOFR + 3.25%, 6.92%, 8/30/2032 (a)	5,322,711	5,348,207
EG America LLC 2026 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 2/10/2031 (a)	5,987,078	5,999,052
Security Description	Principal Amount	Value
Flynn Restaurant Group LP 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 7.42%, 1/28/2032 (a)	$11,497,108	$11,318,500
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 1/23/2032 (a)	58,176,229	58,154,413
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.92%, 6/11/2031 (a)	23,294,055	23,087,087
IRB Holding Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.18%, 12/16/2030 (a)	12,477,923	12,462,326
K-Mac Holdings Corp. 2025 Add-on Term Loan 1 mo. USD Term SOFR + 3.25%, 6.92%, 7/21/2028 (a)	8,781	8,817
Kodiak Building Partners, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 9.50%, 12/4/2031 (a)	8,613,832	8,625,288
Michaels Cos., Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.67%, 3/15/2033 (a)	70,500,000	68,565,480
Peer Holding III BV:
2025 USD Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.95%, 10/14/2032 (a)	17,344,784	17,217,387
2025 USD Term Loan B4B 3 mo. USD Term SOFR + 2.50%, 6.20%, 10/28/2030 (a)	910,842	910,700
2025 USD Term Loan B5B 3 mo. USD Term SOFR + 2.50%, 6.20%, 7/1/2031 (a)	6,148,469	6,143,673
Petco Health & Wellness Co., Inc. 2026 Term Loan B 3 mo. USD Term SOFR + 4.25%, 7.95%, 2/3/2031 (a)	23,767,324	23,283,897
PetSmart, Inc. 2025 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.68%, 8/18/2032 (a)	21,173,124	21,072,552
QXO, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 4/30/2032 (a)	617,319	616,896
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Raising Cane's Restaurants LLC:
2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 9/18/2031 (a)	$615,172	$613,539
2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 11/3/2032 (a)	5,204,900	5,180,515
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 7.02%, 10/20/2028 (a)	951,682	948,113
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.28%, 10/20/2028 (a)	20,524,172	20,011,067
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.68%, 7/15/2031 (a)	5,115,432	5,132,492
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 9.41%, 9/4/2029 (a)	45,332,949	41,316,676
Tacala LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 1/31/2031 (a)	1,588,660	1,590,503
Whatabrands LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 8/3/2028 (a)	11,003,330	10,998,433
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.92%, 10/19/2029 (a)	8,746,511	8,432,774
		360,314,497
SHIPBUILDING — 0.1%
LSF11 Trinity Bidco, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.18%, 6/14/2030 (a)	2,638,005	2,638,005
SOFTWARE — 20.1%
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.17%, 5/8/2028 (a)	2,886,929	2,480,363
Ascend Learning LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.67%, 12/11/2028 (a)	16,159,715	15,812,281
Security Description	Principal Amount	Value
Athenahealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 2/15/2029 (a)	$49,145,698	$48,316,365
Avalara, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 3/26/2032 (a)	11,813,217	11,562,186
BCPE Pequod Buyer, Inc. USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 11/25/2031 (a)	59,918	58,257
BEP Intermediate Holdco LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 4/25/2031 (a)	487,171	487,171
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 9.42%, 7/30/2032 (a)	39,850,234	33,574,022
2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 7/30/2031 (a)	35,433,712	32,949,632
Cast & Crew Payroll LLC 2021 Incremental Term Loan 3 mo. USD Term SOFR + 3.75%, 7.42%, 12/29/2028 (a)	13,023,393	5,232,148
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.95%, 7/6/2029 (a)	71,496,758	51,215,988
Cloud Software Group, Inc.:
2025 Term Loan B (2031) 3 mo. USD Term SOFR + 3.25%, 6.95%, 3/21/2031 (a)	49,575,370	45,559,765
2025 Term Loan B (2032) 3 mo. USD Term SOFR + 3.25%, 6.95%, 8/13/2032 (a)	44,763,668	41,086,557
Cloudera, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.52%, 10/8/2028 (a)	19,440,151	17,411,085
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.28%, 6/2/2028 (a)	53,541,785	51,333,454
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.53%, 10/16/2028 (a)	12,976,218	9,525,387
Cotiviti Corp.:
2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.42%, 5/1/2031 (a)	50,106,394	46,286,032
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2025 2nd Amendment Term Loan 1 mo. USD Term SOFR + 2.75%, 6.42%, 3/26/2032 (a)	$11,893,735	$10,977,918
Cvent, Inc. 2025 Term Loan B (b)	2,117,094	2,018,120
Dayforce, Inc. 2026 Term Loan 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/4/2033 (a)	73,341,407	69,572,393
Disco Parent, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 8/6/2032 (a)	902,521	887,855
ECI Macola Max Holding LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 5/9/2030 (a)	56,496	55,366
Electronic Arts, Inc. USD Term Loan B (b)	45,801,942	45,572,932
EP Purchaser LLC:
2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.29%, 11/6/2028 (a)	15,617,617	9,919,998
2023 Term Loan B 3 mo. USD Term SOFR + 4.50%, 8.29%, 11/6/2028 (a)	6,031,392	3,841,243
Epicor Software Corp. 2024 Term Loan F 1 mo. USD Term SOFR + 2.50%, 6.17%, 5/30/2031 (a)	3,069,095	3,014,818
EverCommerce, Inc. Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.92%, 7/7/2031 (a)	949,637	926,685
Finastra USA, Inc. 2025 USD Term Loan 3 mo. USD Term SOFR + 4.00%, 7.67%, 9/15/2032 (a)	57,347,000	53,989,906
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.17%, 1/30/2032 (a)	21,885,088	20,982,328
Instructure Holdings, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.44%, 11/13/2031 (a)	88,763	85,380
Ivanti Software, Inc.:
2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.41%, 6/1/2029 (a)	11,419,749	7,750,298
Security Description	Principal Amount	Value
2025 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.17%, 6/1/2029 (a)	$7,727,910	$2,724,088
Javelin Buyer, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.42%, 12/5/2031 (a)	803,011	767,381
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.91%, 7/3/2031 (a)	7,688,455	7,544,297
Metropolis Technologies, Inc. 2025 Term Loan B 6 mo. USD Term SOFR + 5.25%, 8.98%, 11/3/2032 (a)	9,381,610	9,293,657
Mitchell International, Inc.:
2026 Add-on Term Loan (b)	2,274,380	2,176,411
2026 Term Loan 1 mo. USD Term SOFR + 3.00%, 6.67%, 6/17/2031 (a)	45,507,432	43,547,199
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.25%, 7.92%, 7/1/2031 (a)	10,668,167	9,611,699
Planview Parent, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 7.20%, 12/17/2027 (a)	3,488,684	2,627,433
PointClickCare Technologies, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 11/3/2031 (a)	3,271,449	3,258,167
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.68%, 6/2/2028 (a)	17,917,835	15,818,133
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.95%, 10/26/2030 (a)	14,537,075	11,081,249
2025 2nd Lien Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 8.70%, 5/9/2033 (a)	6,264,695	3,843,390
Project Boost Purchaser LLC 2025 Refinancing Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 7/16/2031 (a)	2,239,056	2,162,939
Project Ruby Ultimate Parent Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.53%, 3/10/2028 (a)	6,502,887	6,481,232
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Quartz Acquireco LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.95%, 6/28/2030 (a)	$587,752	$492,242
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 6.96%, 4/24/2028 (a)	30,882,792	29,656,128
Relativity ODA LLC 2026 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.42%, 1/30/2033 (a)	154,171	152,725
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.42%, 11/28/2028 (a)	59,915,870	57,606,712
SolarWinds Holdings, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.00%, 7.67%, 4/16/2032 (a)	4,761,133	4,058,866
SS&C Technologies, Inc. 2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 5.67%, 5/9/2031 (a)	9,596,690	9,576,873
UKG, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.17%, 2/10/2031 (a)	67,637,920	64,725,431
VS Buyer LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 4/12/2031 (a)	10,357,998	10,142,189
Waystar Technologies, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.67%, 10/22/2029 (a)	605,931	605,173
		940,439,547
TOTAL SENIOR FLOATING RATE LOANS (Cost $4,113,417,210)		4,000,146,727
ASSET-BACKED SECURITIES — 3.0%
OTHER ABS — 3.0%
1988 CLO 3 Ltd. Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 6.25%, 9.92%, 10/15/2040 (a)(c)	2,000,000	1,938,420
1988 CLO 7 Ltd. Series 2026-7A, Class E, 3 mo. USD Term SOFR - 5.35%, Zero Coupon, 4/15/2039 (a)(c)(d)	1,000,000	977,350
Security Description	Principal Amount	Value
AGL CLO 15 Ltd. Series 2021-15A, Class ER, 3 mo. USD Term SOFR + 4.95%, 8.62%, 1/20/2039 (a)(c)	$4,000,000	$3,666,912
AGL CLO 46 Ltd. Series 2025-46A, Class E, 3 mo. USD Term SOFR + 4.75%, 8.42%, 1/22/2039 (a)(c)	2,000,000	1,943,402
Apidos CLO XXXIV Series 2020-34A, Class ER2, 3 mo. USD Term SOFR + 4.80%, 8.53%, 1/20/2039 (a)(c)	1,500,000	1,453,987
Apidos CLO XXXVI Series 2021-36A, Class ER, 3 mo. USD Term SOFR + 4.75%, 8.47%, 1/20/2039 (a)(c)	5,000,000	4,877,470
ARES Loan Funding I Ltd. Series 2021-ALFA, Class ER, 3 mo. USD Term SOFR + 5.10%, 8.77%, 4/15/2039 (a)(c)	3,000,000	2,862,498
ARES LXX CLO Ltd.:
Series 2023-70A, Class D1AR, 3 mo. USD Term SOFR + 2.60%, 6.27%, 1/25/2039 (a)(c)	1,000,000	983,064
Series 2023-70A, Class D1BR, 3 mo. USD Term SOFR + 3.05%, 6.72%, 1/25/2039 (a)(c)	1,000,000	962,303
Series 2023-70A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.17%, 1/25/2039 (a)(c)	1,500,000	1,430,834
Arini U.S. CLO IV Ltd. Series 4A, Class E, 3 mo. USD Term SOFR + 5.60%, 9.27%, 1/15/2039 (a)(c)	1,000,000	975,972
Bain Capital Credit CLO Ltd.:
Series 2019-4A, Class DRR, 3 mo. USD Term SOFR + 2.90%, 6.57%, 4/23/2035 (a)(c)	2,500,000	2,393,885
Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 5.25%, 8.92%, 10/24/2038 (a)(c)	1,500,000	1,395,167
Ballyrock CLO 25 Ltd. Series 2023-25A, Class DR, 3 mo. USD Term SOFR + 4.80%, 8.47%, 1/25/2038 (a)(c)	3,000,000	2,757,693
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Barings CLO Ltd.:
Series 2022-1A, Class D1R, 3 mo. USD Term SOFR + 2.80%, 6.54%, 1/15/2039 (a)(c)	$1,000,000	$982,492
Series 2022-1A, Class D2R, 3 mo. USD Term SOFR + 3.25%, 6.99%, 1/15/2039 (a)(c)	1,000,000	941,889
Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.25%, 9.99%, 1/15/2039 (a)(c)	2,000,000	1,937,174
Bayswater Park CLO Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 4.70%, 8.37%, 1/20/2039 (a)(c)	3,000,000	2,851,815
BBAM U.S. CLO IV Ltd. Series 2024-4A, Class D, 3 mo. USD Term SOFR + 6.25%, 9.92%, 7/15/2039 (a)(c)	2,000,000	1,986,054
BBAM U.S. CLO V Ltd. Series 2025-5A, Class E, 3 mo. USD Term SOFR + 5.50%, 9.17%, 7/25/2038 (a)(c)	2,000,000	1,937,792
Benefit Street Partners CLO XXXV Ltd. Series 2024-35A, Class D, 3 mo. USD Term SOFR + 3.30%, 6.97%, 4/25/2037 (a)(c)	3,800,000	3,772,256
Bethpage Park CLO Ltd. Series 2021-1A, Class D, 3 mo. USD Term SOFR + 3.21%, 6.88%, 10/15/2036 (a)(c)	4,000,000	3,800,068
Birch Grove CLO 4 Ltd. Series 2022-4A, Class ER, 3 mo. USD Term SOFR + 6.50%, 10.17%, 7/15/2037 (a)(c)	4,000,000	3,944,760
Blueberry Park CLO Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 5.35%, 9.02%, 10/20/2037 (a)(c)	2,125,000	2,009,085
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class D2R3, 3 mo. USD Term SOFR + 2.95%, 6.62%, 4/20/2039 (a)(c)	5,000,000	4,762,005
Series 2019-3A, Class ER3, 3 mo. USD Term SOFR + 4.95%, 8.62%, 4/20/2039 (a)(c)	2,500,000	2,383,002
Security Description	Principal Amount	Value
CarVal CLO VI-C Ltd.:
Series 2022-1A, Class D2R, 3 mo. USD Term SOFR + 3.10%, 6.76%, 3/21/2038 (a)(c)	$6,000,000	$5,688,018
Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.10%, 9.76%, 3/21/2038 (a)(c)	3,750,000	3,540,619
Diameter Capital CLO 5 Ltd. Series 2023-5A, Class A1R, 3 mo. USD Term SOFR + 1.24%, 4.91%, 1/15/2039 (a)(c)	10,000,000	9,992,000
Eldridge CLO Ltd. Series 2025-1A, Class E, 3 mo. USD Term SOFR + 5.30%, 9.22%, 10/20/2038 (a)(c)	2,525,000	2,476,449
Elmwood CLO 37 Ltd. Series 2024-13A, Class F, 3 mo. USD Term SOFR + 7.25%, 10.92%, 1/17/2038 (a)(c)	2,500,000	2,267,257
Elmwood CLO 41 Ltd. Series 2025-4A, Class F, 3 mo. USD Term SOFR + 7.50%, 11.17%, 7/17/2038 (a)(c)	1,000,000	954,348
Elmwood CLO 42 Ltd. Series 2025-5A, Class F, 3 mo. USD Term SOFR + 7.50%, 11.17%, 3/31/2038 (a)(c)	2,300,000	2,190,980
Galaxy 32 CLO Ltd. Series 2023-32A, Class ER, 3 mo. USD Term SOFR + 5.85%, 9.52%, 1/20/2039 (a)(c)	1,370,000	1,321,732
Greenacre Park CLO LLC Series 2021-2A, Class D1R, 3 mo. USD Term SOFR + 3.10%, 6.77%, 7/20/2038 (a)(c)	3,000,000	2,865,159
Magnetite XXXV Ltd. Series 2022-35A, Class ERR, 3 mo. USD Term SOFR + 4.80%, 8.52%, 1/25/2039 (a)(c)	1,250,000	1,212,495
Meacham Park CLO Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 5.35%, 9.02%, 10/20/2037 (a)(c)	1,000,000	913,869
MidOcean Credit CLO XIII Ltd. Series 2023-13A, Class ER, 3 mo. USD Term SOFR + 5.00%, 8.64%, 1/21/2039 (a)(c)	5,000,000	4,835,085
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MidOcean Credit CLO XIV Ltd. Series 2024-14A, Class ER, 3 mo. USD Term SOFR + 6.14%, 9.85%, 4/15/2037 (a)(c)	$1,000,000	$1,000,000
MidOcean Credit CLO XV Ltd. Series 2024-15A, Class D, 3 mo. USD Term SOFR + 3.35%, 7.02%, 7/21/2037 (a)(c)	1,000,000	984,042
MidOcean Credit CLO XXII Series 2026-22A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.57%, 4/20/2039 (a)(c)	1,500,000	1,480,719
Neuberger Berman Loan Advisers CLO 61 Ltd. Series 2025-61A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.57%, 7/17/2039 (a)(c)	1,250,000	1,236,703
New Mountain CLO 3 Ltd. Series CLO-3A, Class D1R, 3 mo. USD Term SOFR + 2.95%, 6.62%, 10/20/2038 (a)(c)	1,000,000	991,620
Orion CLO Ltd. Series 2023-2A, Class ER, 3 mo. USD Term SOFR + 6.00%, 9.67%, 1/25/2037 (a)(c)	1,000,000	966,503
Palmer Square CLO Ltd.:
Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 4.85%, 8.52%, 1/20/2039 (a)(c)	9,250,000	8,910,997
Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 5.20%, 8.87%, 10/20/2038 (a)(c)	1,000,000	956,702
Rad CLO 20 Ltd. Series 2023-20A, Class DR, 3 mo. USD Term SOFR + 6.40%, 10.07%, 7/20/2040 (a)(c)	2,500,000	2,351,417
Rad CLO 23 Ltd. Series 2024-23A, Class E, 3 mo. USD Term SOFR + 6.75%, 10.42%, 4/20/2037 (a)(c)	1,500,000	1,398,974
Regatta VI Funding Ltd. Series 2016-1A, Class FR3, 3 mo. USD Term SOFR + 8.41%, 12.08%, 10/20/2038 (a)(c)	1,000,000	860,760
Security Description	Principal Amount	Value
Regatta XIX Funding Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 5.25%, 8.92%, 10/20/2038 (a)(c)	$1,062,500	$1,035,006
Regatta XXII Funding Ltd.:
Series 2022-2A, Class D1R2, 3 mo. USD Term SOFR + 2.60%, 6.27%, 1/15/2039 (a)(c)	1,000,000	986,527
Series 2022-2A, Class D2R2, 3 mo. USD Term SOFR + 3.05%, 6.72%, 1/15/2039 (a)(c)	1,000,000	964,957
Series 2022-2A, Class ER2, 3 mo. USD Term SOFR + 5.75%, 9.42%, 1/15/2039 (a)(c)	3,000,000	2,903,751
RIN XIII LLC Series 2026-1A, Class D, 3 mo. USD Term SOFR + 2.85%, 6.51%, 4/15/2039 (a)(c)	3,000,000	2,970,177
RR 7 Ltd. Series 2019-7A, Class D1B, 3 mo. USD Term SOFR + 6.50%, 10.17%, 1/15/2037 (a)(c)	2,000,000	1,859,738
Sixth Street CLO XXII Ltd. Series 2023-22A, Class D1R, 3 mo. USD Term SOFR + 2.65%, 6.32%, 4/21/2038 (a)(c)	1,000,000	959,065
Trestles CLO X Ltd. Series 2026-10A, Class E, 3 mo. USD Term SOFR + 4.90%, 8.58%, 4/20/2039 (a)(c)	1,500,000	1,477,962
Trinitas CLO XXI Ltd. Series 2022-21A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.17%, 4/20/2038 (a)(c)	1,000,000	935,000
Vibrant CLO IV-R Ltd. Series 2024-4RA, Class D1, 3 mo. USD Term SOFR + 3.75%, 7.42%, 10/20/2037 (a)(c)	5,000,000	4,924,795
Whitebox CLO V Ltd. Series 2025-5A, Class E, 3 mo. USD Term SOFR + 5.25%, 8.92%, 7/20/2038 (a)(c)	2,190,000	2,159,449
		140,500,224
TOTAL ASSET-BACKED SECURITIES (Cost $145,227,395)		140,500,224

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.6%
ELECTRICAL EQUIPMENT — 0.1%
Luxco Co. Ltd. (e) (f)	280,944	$4,742,258
ENTERTAINMENT — 0.4%
Cineworld Group PLC (e) (f)	1,063,146	19,003,735
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Envision Healthcare Corp. (e) (f)	154,531	2,678,486
TOTAL COMMON STOCKS (Cost $31,375,347)		26,424,479

	Principal Amount
CORPORATE BONDS & NOTES — 7.9%
ADVERTISING — 0.1%
Lamar Media Corp. 3.75%, 2/15/2028	$1,000,000	972,980
Stagwell Global LLC 5.63%, 8/15/2029 (c)	1,961,000	1,869,284
		2,842,264
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc. 6.38%, 3/1/2029 (c)	4,660,000	4,754,738
AIRLINES — 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (c)	4,587,000	4,334,990
APPAREL — 0.0% *
Under Armour, Inc. 7.25%, 7/15/2030 (c)	1,090,000	1,102,067
William Carter Co. 7.38%, 2/15/2031 (c)	580,000	592,145
		1,694,212
AUTO MANUFACTURERS — 0.1%
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (c)	510,000	517,645
Nissan Motor Co. Ltd.:
4.81%, 9/17/2030 (c)	4,102,000	3,718,176
8.13%, 7/17/2035 (c)	390,000	401,837
Wabash National Corp. 4.50%, 10/15/2028 (c)	1,280,000	1,126,886
		5,764,544
AUTO PARTS & EQUIPMENT — 0.1%
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (c)	1,390,000	1,313,786
Cyprium Corp./Cyprium Holdings Luxembourg SARL:
6.13%, 4/15/2031 (c)	326,000	322,323
6.38%, 4/15/2034 (c)	384,000	373,141
Goodyear Tire & Rubber Co. 5.00%, 7/15/2029	730,000	692,558
Security Description	Principal Amount	Value
Phinia, Inc. 6.75%, 4/15/2029 (c)	$174,000	$177,611
Qnity Electronics, Inc. 5.75%, 8/15/2032 (c)	177,000	177,221
Tenneco, Inc. 8.00%, 11/17/2028 (c)	760,000	758,852
ZF North America Capital, Inc.:
6.88%, 4/23/2032 (c)	1,100,000	1,049,213
7.50%, 3/24/2031 (c)	220,000	215,846
		5,080,551
BANKS — 0.0% *
Freedom Mortgage Corp. 12.25%, 10/1/2030 (c)	300,000	323,790
CHEMICALS — 0.3%
Celanese U.S. Holdings LLC:
7.00%, 2/15/2031	243,000	249,342
7.38%, 2/15/2034	1,421,000	1,457,704
Chemours Co.:
4.63%, 11/15/2029 (c)	1,000,000	939,380
7.88%, 3/15/2034 (c)	1,602,000	1,601,455
8.00%, 1/15/2033 (c)	3,291,000	3,308,673
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (c)	1,763,000	1,754,714
FMC Corp. 3.45%, 10/1/2029	870,000	778,868
Huntsman International LLC:
2.95%, 6/15/2031	110,000	90,756
4.50%, 5/1/2029	570,000	533,862
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (c)	362,000	326,817
Olin Corp. 6.63%, 4/1/2033 (c)	1,315,000	1,285,794
		12,327,365
COAL — 0.0% *
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	1,610,000	1,454,281
COMMERCIAL SERVICES — 0.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (c)	531,000	541,169
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (c)	1,117,000	996,308
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 6/15/2032 (c)	1,123,000	1,118,497
Carriage Services, Inc. 4.25%, 5/15/2029 (c)	1,070,000	1,016,607
Cimpress PLC 7.38%, 9/15/2032 (c)	1,681,000	1,666,375
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (c)	$200,000	$172,186
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	360,000	363,744
Deluxe Corp.:
8.00%, 6/1/2029 (c)	1,964,000	1,978,848
8.13%, 9/15/2029 (c)	978,000	1,018,235
PROG Holdings, Inc. 6.00%, 11/15/2029 (c)	1,920,000	1,830,873
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	550,000	559,075
Service Corp. International 3.38%, 8/15/2030	840,000	776,193
Veritiv Operating Co. 10.50%, 11/30/2030 (c)	540,000	560,731
VM Consolidated, Inc. 5.50%, 4/15/2029 (c)	230,000	222,201
		12,821,042
COMPUTERS — 0.1%
Crane NXT Co. 4.20%, 3/15/2048	321,000	193,743
Science Applications International Corp. 4.88%, 4/1/2028 (c)	1,830,000	1,800,336
		1,994,079
CONSTRUCTION MATERIALS — 0.0% *
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (c)	490,000	469,116
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	800,000	818,240
		1,287,356
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Ally Financial, Inc. 6.70%, 2/14/2033	1,120,000	1,128,523
Aretec Group, Inc. 10.00%, 8/15/2030 (c)	449,000	476,964
Azorra Finance Ltd. 6.25%, 2/15/2034 (c)	640,000	595,654
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (c)	882,000	875,209
Credit Acceptance Corp. 6.63%, 3/15/2030 (c)	2,400,000	2,340,288
CrossCountry Intermediate HoldCo LLC 6.75%, 12/1/2032 (c)	670,000	631,006
Encore Capital Group, Inc. 6.63%, 4/15/2031 (c)	3,178,000	3,175,680
Enova International, Inc. 9.13%, 8/1/2029 (c)	2,987,000	3,067,350
Focus Financial Partners LLC 6.75%, 9/15/2031 (c)	790,000	785,868
Security Description	Principal Amount	Value
Freedom Mortgage Holdings LLC:
7.88%, 4/1/2033 (c)	$220,000	$206,364
8.38%, 4/1/2032 (c)	965,000	950,043
Jane Street Group/JSG Finance, Inc.:
6.75%, 5/1/2033 (c)	1,324,000	1,343,887
7.13%, 4/30/2031 (c)	270,000	277,773
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/2031 (c)	660,000	628,142
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (c)	430,000	448,520
Navient Corp.:
7.88%, 6/15/2032	413,000	369,598
9.38%, 7/25/2030	2,777,000	2,709,769
OneMain Finance Corp.:
6.50%, 3/15/2033	651,000	622,903
6.75%, 9/15/2033	1,596,000	1,533,612
Osaic Holdings, Inc. 6.75%, 8/1/2032 (c)	720,000	719,150
PennyMac Financial Services, Inc.:
6.75%, 2/15/2034 (c)	568,000	531,955
7.13%, 11/15/2030 (c)	320,000	319,296
PRA Group, Inc.:
5.00%, 10/1/2029 (c)	303,000	279,581
8.88%, 1/31/2030 (c)	966,000	976,307
Rfna LP 7.88%, 2/15/2030 (c)	90,000	86,000
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (c)	1,154,000	1,169,152
Synchrony Financial 7.25%, 2/2/2033	1,994,000	2,033,840
TrueNoord Capital DAC 8.75%, 3/1/2030 (c)	370,000	377,359
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (c)	610,000	570,893
UWM Holdings LLC:
6.25%, 3/15/2031 (c)	150,000	136,610
6.63%, 2/1/2030 (c)	600,000	565,848
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (c)	112,000	111,913
		30,045,057
ELECTRIC — 0.0% *
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (c)	359,000	335,223
ENGINEERING & CONSTRUCTION — 0.0% *
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (c)	350,000	354,907
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
TopBuild Corp. 3.63%, 3/15/2029 (c)	$990,000	$942,193
Weekley Homes LLC/Weekley Finance Corp. 6.75%, 1/15/2034 (c)	379,000	363,290
		1,660,390
ENTERTAINMENT — 0.1%
Churchill Downs, Inc. 4.75%, 1/15/2028 (c)	1,986,000	1,960,440
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	3,196,000	2,829,547
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (c)	440,000	429,066
Voyager Parent LLC 9.25%, 7/1/2032 (c)	729,000	759,057
		5,978,110
ENVIRONMENTAL CONTROL — 0.0% *
Wrangler Holdco Corp. 6.63%, 4/1/2032 (c)	1,010,000	1,040,542
FOOD — 0.2%
B&G Foods, Inc. 8.00%, 9/15/2028 (c)	4,331,000	4,265,818
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	219,000	203,852
6.50%, 3/15/2036 (c)	470,000	460,929
U.S. Foods, Inc. 4.75%, 2/15/2029 (c)	4,000,000	3,950,440
		8,881,039
FOREST PRODUCTS & PAPER — 0.0% *
Magnera Corp. 7.25%, 11/15/2031 (c)	521,000	482,123
HEALTH CARE SERVICES — 0.1%
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (c)	1,690,000	1,602,593
4.25%, 5/1/2028 (c)	150,000	146,496
CHS/Community Health Systems, Inc. 6.13%, 4/1/2030 (c)	2,150,000	1,866,759
DaVita, Inc. 6.88%, 9/1/2032 (c)	150,000	153,885
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	660,000	684,129
Select Medical Corp. 6.25%, 12/1/2032 (c)	120,000	114,060
Star Parent, Inc. 9.00%, 10/1/2030 (c)	530,000	550,575
		5,118,497
HOLDING COMPANIES-DIVERSIFIED — 0.0% *
Clue Opco LLC 9.50%, 10/15/2031 (c)	64,000	62,215
Stena International SA:
7.25%, 1/15/2031 (c)	400,000	404,100
Security Description	Principal Amount	Value
7.63%, 2/15/2031 (c)	$110,000	$112,279
		578,594
HOME BUILDERS — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 8/1/2033 (c)	600,000	579,180
Beazer Homes USA, Inc.:
7.25%, 10/15/2029	270,000	270,067
7.50%, 3/15/2031 (c)	2,147,000	2,112,627
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.88%, 2/15/2030 (c)	700,000	645,092
Century Communities, Inc. 3.88%, 8/15/2029 (c)	2,041,000	1,915,785
LGI Homes, Inc. 7.00%, 11/15/2032 (c)	1,678,000	1,562,587
M/I Homes, Inc. 4.95%, 2/1/2028	1,830,000	1,811,352
Mattamy Group Corp. 6.00%, 12/15/2033 (c)	580,000	546,389
Risewell Homes, Inc. 8.50%, 11/1/2030 (c)	490,000	479,254
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (c)	3,990,000	3,996,703
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	759,000	765,224
		14,684,260
HOME FURNISHINGS — 0.0% *
Whirlpool Corp.:
6.13%, 6/15/2030	763,000	744,658
6.50%, 6/15/2033	144,000	136,873
		881,531
HOUSEHOLD PRODUCTS — 0.1%
Edgewell Personal Care Co. 4.13%, 4/1/2029 (c)	180,000	170,059
Prestige Brands, Inc. 3.75%, 4/1/2031 (c)	3,310,000	3,037,322
		3,207,381
HOUSEHOLD PRODUCTS & WARES — 0.0% *
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	1,588,000	1,418,322
HOUSEWARES — 0.0% *
Central Garden & Pet Co. 4.13%, 10/15/2030	1,430,000	1,350,192
INSURANCE — 0.1%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/6/2030 (c)	476,000	476,138
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.00%, 1/15/2031 (c)	$740,000	$746,305
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	510,000	460,933
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/2032 (c)	1,774,000	1,841,749
8.38%, 2/1/2034 (c)	1,000,000	974,030
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (c)	570,000	580,881
Nassau Cos., of New York 7.88%, 7/15/2030 (c)	421,000	383,241
		5,463,277
INTERNET — 0.1%
ANGI Group LLC 3.88%, 8/15/2028 (c)	205,000	183,132
Gen Digital, Inc. 7.13%, 9/30/2030 (c)	100,000	100,959
Wayfair LLC 7.75%, 9/15/2030 (c)	3,340,000	3,475,337
		3,759,428
INVESTMENT COMPANY SECURITIES — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	681,000	581,792
9.75%, 1/15/2029	1,660,000	1,634,204
10.00%, 11/15/2029 (c)	2,082,000	2,048,417
		4,264,413
IRON/STEEL — 0.1%
Cleveland-Cliffs, Inc. 7.63%, 1/15/2034 (c)	975,000	952,156
Mineral Resources Ltd. 7.00%, 4/1/2031 (c)	4,588,000	4,683,797
		5,635,953
IT SERVICES — 0.1%
ASGN, Inc. 4.63%, 5/15/2028 (c)	1,264,000	1,223,413
Pitney Bowes, Inc. 7.25%, 3/15/2029 (c)	2,237,000	2,241,071
Seagate Data Storage Technology Pte. Ltd.:
5.75%, 12/1/2034 (c)	829,000	828,155
5.88%, 7/15/2030 (c)	1,890,000	1,922,073
		6,214,712
LEISURE TIME — 0.0% *
Patrick Industries, Inc. 4.75%, 5/1/2029 (c)	611,000	594,888
Security Description	Principal Amount	Value
LODGING — 0.1%
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (c)	$202,000	$193,738
4.00%, 5/1/2031 (c)	1,010,000	947,299
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (c)	2,922,000	2,777,391
		3,918,428
MACHINERY-DIVERSIFIED — 0.0% *
Esab Corp. 6.25%, 4/15/2029 (c)	240,000	243,120
Mueller Water Products, Inc. 4.00%, 6/15/2029 (c)	384,000	370,095
		613,215
MEDIA — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.38%, 6/1/2029 (c)	600,000	591,900
7.38%, 2/1/2036 (c)	450,000	447,746
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 2/15/2031 (c)	1,711,000	1,746,863
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (c)	440,000	405,693
Gray Media, Inc.:
4.75%, 10/15/2030 (c)	2,272,000	1,755,733
5.38%, 11/15/2031 (c)	930,000	687,530
iHeartCommunications, Inc. 10.88%, 5/1/2030 (c)	415,239	266,309
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (c)	526,000	454,948
Univision Communications, Inc. 8.50%, 7/31/2031 (c)	1,400,000	1,404,228
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (c)	930,000	824,027
VZ Secured Financing BV:
5.00%, 1/15/2032 (c)	137,000	117,799
7.50%, 1/15/2033 (c)	1,005,000	949,343
		9,652,119
METAL FABRICATE & HARDWARE — 0.1%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (c)	1,130,000	1,155,425
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	1,330,000	1,291,164
		2,446,589
MINING — 0.0% *
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	402,000	416,231
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Novelis Corp. 4.75%, 1/30/2030 (c)	$1,140,000	$1,079,728
		1,495,959
OIL & GAS — 0.8%
California Resources Corp. 7.00%, 1/15/2034 (c)	2,986,000	3,004,065
CNX Resources Corp.:
5.88%, 3/1/2034 (c)	646,000	628,797
7.38%, 1/15/2031 (c)	390,000	400,667
Comstock Resources, Inc.:
5.88%, 1/15/2030 (c)	895,000	863,944
6.75%, 3/1/2029 (c)	1,758,000	1,734,285
Crescent Energy Finance LLC:
7.63%, 4/1/2032 (c)	1,260,000	1,277,728
8.38%, 1/15/2034 (c)	842,000	880,193
CVR Energy, Inc.:
7.50%, 2/15/2031 (c)	400,000	402,972
7.88%, 2/15/2034 (c)	955,000	957,836
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	1,739,000	1,779,484
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.88%, 5/15/2034 (c)	500,000	487,820
7.25%, 2/15/2035 (c)	740,000	737,913
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (c)	670,000	689,866
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (c)	440,000	447,080
Murphy Oil Corp. 6.50%, 2/15/2034	593,000	585,321
Nabors Industries, Inc.:
7.63%, 11/15/2032 (c)	360,000	368,402
8.88%, 8/15/2031 (c)	3,353,000	3,496,240
Northern Oil & Gas, Inc.:
7.88%, 10/15/2033 (c)	1,291,000	1,336,714
8.75%, 6/15/2031 (c)	1,064,000	1,107,060
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (c)	760,000	779,464
9.88%, 3/15/2030 (c)	3,131,000	3,352,706
Precision Drilling Corp. 6.88%, 1/15/2029 (c)	881,000	887,035
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (c)	1,653,000	1,738,311
SM Energy Co. 6.75%, 8/1/2029 (c)	1,146,000	1,164,072
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,766,000	1,721,514
Talos Production, Inc.:
9.00%, 2/1/2029 (c)	100,000	104,069
9.38%, 2/1/2031 (c)	3,215,000	3,412,562
Transocean International Ltd.:
7.50%, 4/15/2031	663,000	677,520
8.25%, 5/15/2029 (c)	1,970,000	2,034,675
Security Description	Principal Amount	Value
8.50%, 5/15/2031 (c)	$1,230,000	$1,292,177
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (c)	380,000	384,305
		38,734,797
OIL & GAS SERVICES — 0.2%
Kodiak Gas Services LLC 5.88%, 4/1/2031 (c)	465,000	466,962
Star Holding LLC 8.75%, 8/1/2031 (c)	380,000	385,761
Tidewater, Inc. 9.13%, 7/15/2030 (c)	2,066,000	2,205,600
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (c)	672,000	669,776
7.13%, 3/15/2029 (c)	2,623,000	2,684,273
Viridien 10.00%, 10/15/2030 (c)	874,000	929,079
		7,341,451
PACKAGING & CONTAINERS — 0.2%
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (c)	2,221,000	2,240,256
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (c)	500,000	491,540
OI European Group BV 4.75%, 2/15/2030 (c)	2,966,000	2,754,346
Owens-Brockway Glass Container, Inc. 7.38%, 6/1/2032 (c)	523,000	495,166
TriMas Corp. 4.13%, 4/15/2029 (c)	2,060,000	1,960,873
		7,942,181
PHARMACEUTICALS — 0.2%
AdaptHealth LLC:
4.63%, 8/1/2029 (c)	2,875,000	2,742,376
5.13%, 3/1/2030 (c)	1,742,000	1,670,108
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (c)	4,089,000	3,831,884
		8,244,368
PIPELINES — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 10/15/2033 (c)	2,342,000	2,317,854
Buckeye Partners LP:
4.50%, 3/1/2028 (c)	790,000	778,134
6.75%, 2/1/2030 (c)	160,000	164,973
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.38%, 6/30/2033 (c)	$3,045,000	$3,068,294
Genesis Energy LP/Genesis Energy Finance Corp. 6.75%, 3/15/2034	984,000	979,838
Harvest Midstream I LP 7.50%, 5/15/2032 (c)	310,000	316,212
Hess Midstream Operations LP 5.88%, 3/1/2028 (c)	839,000	845,578
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%, 2/15/2032 (c)	3,951,000	4,083,161
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (c)	1,606,000	1,654,196
Venture Global LNG, Inc. 8.38%, 6/1/2031 (c)	1,420,000	1,476,772
		15,685,012
REAL ESTATE — 0.1%
Five Point Operating Co. LP 8.00%, 10/1/2030 (c)	410,000	409,287
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	350,000	331,314
4.38%, 2/1/2031 (c)	950,000	872,793
5.88%, 3/1/2032 (c)	319,000	306,846
6.13%, 3/1/2034 (c)	459,000	441,172
		2,361,412
REAL ESTATE INVESTMENT TRUSTS — 0.5%
Arbor Realty SR, Inc.:
7.88%, 7/15/2030 (c)	643,000	595,167
8.50%, 12/15/2028 (c)	1,230,000	1,208,856
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (c)	420,000	411,394
Diversified Healthcare Trust:
4.38%, 3/1/2031	2,820,000	2,498,266
4.75%, 2/15/2028	1,782,000	1,710,863
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	160,000	104,589
4.63%, 8/1/2029	5,834,000	4,544,686
Rithm Capital Corp.:
8.00%, 4/1/2029 (c)	638,000	628,768
8.00%, 7/15/2030 (c)	3,546,000	3,427,954
Service Properties Trust:
4.95%, 10/1/2029	127,000	114,935
8.88%, 6/15/2032	1,820,000	1,800,344
Starwood Property Trust, Inc.:
5.25%, 10/15/2028 (c)	2,770,000	2,746,649
Security Description	Principal Amount	Value
6.50%, 7/1/2030 (c)	$1,110,000	$1,127,061
		20,919,532
RETAIL — 1.0%
1011778 BC ULC/New Red Finance, Inc.:
4.38%, 1/15/2028 (c)	638,000	629,419
5.63%, 9/15/2029 (c)	110,000	110,602
FirstCash, Inc.:
4.63%, 9/1/2028 (c)	4,213,000	4,138,893
6.88%, 3/1/2032 (c)	841,000	858,543
Kohl's Corp. 5.55%, 7/17/2045	905,000	516,420
Men's Wearhouse LLC 9.00%, 2/1/2031 (c)	413,000	420,087
Michaels Cos., Inc.:
8.50%, 3/15/2033 (c)	3,458,000	3,367,366
11.00%, 3/15/2034 (c)	28,556,000	26,636,751
Nordstrom, Inc.:
4.38%, 4/1/2030	260,000	243,035
5.00%, 1/15/2044	651,000	436,411
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (c)	120,000	119,838
PetSmart LLC/PetSmart Finance Corp. 7.50%, 9/15/2032 (c)	779,000	785,380
Staples, Inc. 12.75%, 1/15/2030 (c)	7,146,543	4,821,558
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (c)	851,000	799,123
6.50%, 12/15/2035 (c)	2,312,000	2,247,750
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	1,934,000	1,845,926
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (c)	380,000	393,885
		48,370,987
SOFTWARE — 0.6%
Capstone Borrower, Inc. 8.00%, 6/15/2030 (c)	9,805,000	9,369,266
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (c)	2,250,000	2,189,430
6.63%, 8/15/2033 (c)	85,000	75,666
8.25%, 6/30/2032 (c)	490,000	465,676
CoreWeave, Inc. 9.00%, 2/1/2031 (c)	4,772,000	4,538,554
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	3,477,000	3,375,437
OAK-Eagle Acquireco, Inc. 7.25%, 7/1/2033 (c) (d)	385,000	398,733
Open Text Corp. 3.88%, 2/15/2028 (c)	3,340,000	3,216,487
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
PTC, Inc. 4.00%, 2/15/2028 (c)	$1,421,000	$1,387,819
RingCentral, Inc. 8.50%, 8/15/2030 (c)	80,000	83,681
Twilio, Inc. 3.63%, 3/15/2029	1,505,000	1,437,967
		26,538,716
TELECOMMUNICATIONS — 0.3%
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (c)	784,000	779,555
APLD ComputeCo LLC 9.25%, 12/15/2030 (c)	840,000	865,536
Cipher Compute LLC 7.13%, 11/15/2030 (c)	620,000	642,537
EchoStar Corp. 10.75%, 11/30/2029	1,641,000	1,772,280
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (c)	804,000	796,740
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (c)	820,000	797,040
Viasat, Inc.:
6.50%, 7/15/2028 (c)	3,781,000	3,732,641
7.50%, 5/30/2031 (c)	1,822,000	1,800,646
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	1,064,000	995,734
Vmed O2 U.K. Financing I PLC:
6.75%, 1/15/2033 (c)	410,000	366,437
7.75%, 4/15/2032 (c)	1,000,000	958,800
WULF Compute LLC 7.75%, 10/15/2030 (c)	872,000	921,460
		14,429,406
TRANSPORTATION — 0.1%
Danaos Corp. 6.88%, 10/15/2032 (c)	1,590,000	1,616,521
RXO, Inc. 6.38%, 5/15/2031 (c)	455,000	437,519
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	506,000	470,712
		2,524,752
TOTAL CORPORATE BONDS & NOTES (Cost $369,676,677)		367,492,068
Security Description	Principal Amount	Value
REPURCHASE AGREEMENTS — 2.1%
Barclays Capital, Inc., dated 09/30/2024 (collateralized by U.S. Treasury Bonds 2.000% due 11/15/2041, valued at $138,169,300); expected proceeds $105,454,806, 3.59%, 06/15/2026 (Cost $100,000,000)	100,000,000	$100,000,000

	Shares
SHORT-TERM INVESTMENT — 7.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (g) (h) (Cost $327,262,737)	327,262,737	327,262,737
TOTAL INVESTMENTS — 106.1% (Cost $5,086,959,366)		4,961,826,235
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(285,832,834)
NET ASSETS — 100.0%		$4,675,993,401

(a)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 9.9% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	When-issued security.
(e)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $26,424,479, representing 0.6% of the Fund's net assets.

(f)	Non-income producing security.
(g)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
At March 31, 2026, the Fund had unfunded loan commitments of $4,265,343, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	3,482	3,495	13
Chicago U.S. Midco III LP	584,631	579,881	(4,750)
Hanger, Inc.	405,101	406,620	1,519
Kaman Corp.	105,775	105,937	162
Pinnacle Buyer LLC	55,502	55,632	130
Pye-Barker Fire & Safety, LLC	1,065,616	1,068,467	2,851
Raven Acquisition Holdings LLC	1,930,893	1,896,581	(34,312)
U.S. Fertility Enterprises LLC	114,343	114,307	(36)
	$4,265,343	$4,230,920	$(34,423)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$367,492,068	$—	$367,492,068
Asset-Backed Securities	—	140,500,224	—	140,500,224
Common Stocks	—	—	26,424,479	26,424,479
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	4,000,146,727	—	4,000,146,727
Short-Term Investment	327,262,737	—	—	327,262,737
TOTAL INVESTMENTS	$327,262,737	$4,608,139,019	$26,424,479	$4,961,826,235
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$4,675	$—	$4,675
Unfunded Loans - Unrealized Depreciation	—	(39,098)	—	(39,098)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(34,423)	$—	$(34,423)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	276,140,409	$276,140,409	$3,795,751,847	$3,744,629,519	$—	$—	327,262,737	$327,262,737	$10,276,121
See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 47.5%
AEROSPACE & DEFENSE — 2.4%
BAE Systems PLC 5.00%, 3/26/2027 (a)	$2,500,000	$2,517,450
Boeing Co.:
3.10%, 5/1/2026	5,000,000	4,994,650
5.04%, 5/1/2027	110,000	110,582
6.26%, 5/1/2027	310,000	315,289
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (a)	540,000	536,182
4.00%, 3/16/2029 (a)	330,000	327,079
4.30%, 3/16/2031 (a)	500,000	494,905
L3Harris Technologies, Inc.:
5.05%, 6/1/2029	295,000	300,121
5.40%, 1/15/2027	1,000,000	1,008,090
Lockheed Martin Corp. 5.10%, 11/15/2027	200,000	203,418
RTX Corp.:
4.13%, 11/16/2028	3,050,000	3,037,983
5.75%, 11/8/2026	750,000	755,055
7.50%, 9/15/2029	240,000	263,554
		14,864,358
AGRICULTURE — 1.1%
Altria Group, Inc. 4.88%, 2/4/2028	100,000	100,873
Imperial Brands Finance PLC:
3.50%, 7/26/2026 (a)	750,000	747,742
4.50%, 6/30/2028 (a)	1,800,000	1,801,260
Philip Morris International, Inc.:
3.88%, 10/27/2028	75,000	74,329
4.38%, 11/1/2027	65,000	65,157
4.75%, 2/12/2027	3,595,000	3,611,573
4.88%, 2/15/2028	340,000	343,760
5.13%, 11/17/2027	440,000	445,799
		7,190,493
APPAREL — 0.0% *
Tapestry, Inc. 4.13%, 7/15/2027	82,000	81,615
AUTO MANUFACTURERS — 2.1%
American Honda Finance Corp.:
Series GMTN, 4.40%, 10/5/2026	115,000	114,944
Series GMTN, 4.40%, 9/5/2029	30,000	29,737
Daimler Truck Finance North America LLC:
4.95%, 1/13/2028 (a)	3,000,000	3,024,030
5.00%, 1/15/2027 (a)	2,500,000	2,510,775
Ford Motor Credit Co. LLC 6.80%, 5/12/2028	100,000	103,018
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	71,000	70,852
Security Description	Principal Amount	Value
5.35%, 7/15/2027	$365,000	$368,416
5.40%, 4/6/2026	5,925,000	5,925,000
5.40%, 5/8/2027	300,000	302,745
Toyota Motor Corp. 5.28%, 7/13/2026	32,000	32,060
Toyota Motor Credit Corp.:
Series MTN, 1.90%, 1/13/2027	585,000	574,809
Series MTN, 5.00%, 8/14/2026	57,000	57,140
		13,113,526
BANKS — 13.7%
Australia & New Zealand Banking Group Ltd. 4.75%, 1/18/2027	215,000	215,963
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	625,000	616,944
3.80%, 2/23/2028	5,040,000	4,976,698
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (b)	125,000	128,009
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	575,000	582,262
6.61%, 11/7/2028	295,000	310,066
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	70,000	69,417
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	385,000	380,934
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	247,000	245,103
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	41,000	40,793
Series MTN, 4.25%, 10/22/2026	85,000	84,940
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	4,540,000	4,536,141
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	90,000	90,565
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	327,000	335,983
6.22%, 9/15/2026	75,000	75,595
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	37,000	36,493
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (b)	600,000	600,528
5.27%, 12/11/2026	50,000	50,341
5.72%, 9/25/2028	145,000	149,375
Barclays PLC SOFR + 1.49%, 5.67%, 3/12/2028 (b)	3,000,000	3,028,320
See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
SOFR + 0.93%, 4.51%, 9/11/2027 (b)	$230,000	$230,085
SOFR + 0.72%, 4.86%, 1/13/2028 (b)	75,000	75,249
5.62%, 7/17/2026	20,000	20,075
5.93%, 10/2/2026	2,590,000	2,610,124
5.99%, 10/3/2028	125,000	129,625
Citibank NA:
4.58%, 5/29/2027	645,000	647,483
4.93%, 8/6/2026	2,425,000	2,429,098
Depository Trust Co. 4.30%, 3/27/2029 (a)	1,735,000	1,736,180
Deutsche Bank AG:
5.37%, 9/9/2027	515,000	523,616
SOFR + 1.59%, 5.71%, 2/8/2028 (b)	5,040,000	5,083,042
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	140,000	140,932
Fifth Third Bancorp 2.55%, 5/5/2027	41,000	40,190
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	365,000	360,233
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	500,000	493,140
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	530,000	521,372
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	285,000	282,649
3.85%, 1/26/2027	1,608,000	1,602,678
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	84,000	84,010
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	40,000	39,983
HSBC Holdings PLC:
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	2,040,000	2,062,338
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	90,000	90,440
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	505,000	519,615
HSBC USA, Inc. 4.65%, 6/3/2028	150,000	150,919
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	5,000,000	5,001,550
5.65%, 1/10/2030	5,000,000	5,170,050
ING Groep NV 3.95%, 3/29/2027	165,000	164,521
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	650,000	641,082
2.95%, 10/1/2026	158,000	157,055
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	274,000	270,515
Security Description	Principal Amount	Value
3.63%, 12/1/2027	$1,210,000	$1,195,722
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	190,000	189,947
SOFR + 0.93%, 4.98%, 7/22/2028 (b)	540,000	543,683
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	2,355,000	2,366,422
8.00%, 4/29/2027	65,000	67,555
JPMorgan Chase Bank NA 5.11%, 12/8/2026	250,000	251,377
KeyCorp Series MTN, 2.25%, 4/6/2027	32,000	31,307
Lloyds Banking Group PLC 3.75%, 1/11/2027	250,000	249,027
M&T Bank Corp. SOFR + 2.80%, 7.41%, 10/30/2029 (b)	5,000,000	5,340,100
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	200,000	197,086
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	270,000	267,592
2.76%, 9/13/2026	310,000	307,836
3.68%, 2/22/2027	180,000	179,100
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	100,000	99,186
3.66%, 2/28/2027	3,000,000	2,983,860
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b)	355,000	363,612
Morgan Stanley:
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	205,000	201,757
Series MTN, 3.13%, 7/27/2026	120,000	119,574
3.95%, 4/23/2027	90,000	89,451
Series GMTN, 4.35%, 9/8/2026	100,000	99,985
SOFR + 1.45%, 5.17%, 1/16/2030 (b)	341,000	345,829
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	6,000,000	6,068,760
Series MTN, 6.25%, 8/9/2026	100,000	100,713
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (b)	780,000	780,413
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	425,000	426,594
SOFR + 0.93%, 4.97%, 7/14/2028 (b)	200,000	201,202
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	298,000	293,861
4.00%, 5/10/2027	78,000	77,919
See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
PNC Bank NA:
3.10%, 10/25/2027	$31,000	$30,490
SOFR + 0.73%, 4.43%, 7/21/2028 (b)	285,000	284,923
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	65,000	64,267
2.55%, 1/22/2030	350,000	326,441
SOFR + 0.80%, 5.10%, 7/23/2027 (b)	55,000	55,104
Royal Bank of Canada:
2.05%, 1/21/2027	25,000	24,595
Series GMTN, 4.24%, 8/3/2027	410,000	410,004
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (b)	450,000	450,238
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (b)	500,000	500,495
Series GMTN, 4.88%, 1/19/2027	665,000	668,312
Series GMTN, 5.20%, 7/20/2026	165,000	165,487
Series MTN, 6.00%, 11/1/2027	138,000	141,632
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	185,000	183,982
SOFR + 1.94%, 5.35%, 9/6/2030 (b)	305,000	308,294
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	265,000	261,521
3.04%, 7/16/2029	120,000	114,248
3.36%, 7/12/2027	105,000	103,881
5.72%, 9/14/2028	655,000	673,504
Toronto-Dominion Bank:
Series MTN, 1.25%, 9/10/2026	270,000	266,449
Series MTN, 5.53%, 7/17/2026	82,000	82,279
Truist Bank 3.80%, 10/30/2026	335,000	333,868
Truist Financial Corp. Series MTN, 1.13%, 8/3/2027	170,000	162,993
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	305,000	299,696
Series V, 2.38%, 7/22/2026	196,000	194,979
Series DMTN, 3.00%, 7/30/2029	97,000	92,589
Series X, 3.15%, 4/27/2027	25,000	24,720
Series MTN, 3.90%, 4/26/2028	35,000	34,764
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	3,040,000	3,043,283
Security Description	Principal Amount	Value
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (b)	$230,000	$230,177
UBS AG SOFR + 0.72%, 4.86%, 1/10/2028 (b)	250,000	250,997
Wachovia Corp. 7.57%, 8/1/2026 (c)	12,000	12,117
Wells Fargo & Co.:
3.00%, 10/23/2026	658,000	653,348
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	403,000	399,703
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	154,000	152,483
Series MTN, 4.10%, 6/3/2026	186,000	185,898
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (b)	3,830,000	3,843,328
		86,302,878
BEVERAGES — 0.2%
Coca-Cola Co. 1.45%, 6/1/2027	80,000	77,725
Constellation Brands, Inc. 3.15%, 8/1/2029	110,000	105,238
Diageo Capital PLC 5.30%, 10/24/2027	30,000	30,476
Keurig Dr. Pepper, Inc. 2.55%, 9/15/2026	25,000	24,774
Maple Parent Holdings Corp.:
4.75%, 3/26/2029 (a)	260,000	259,852
5.05%, 3/26/2031 (a)	480,000	477,816
PepsiCo, Inc.:
2.63%, 3/19/2027	75,000	74,050
3.00%, 10/15/2027	134,000	132,041
		1,181,972
BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
2.60%, 8/19/2026	217,000	215,739
5.15%, 3/2/2028	22,000	22,325
Illumina, Inc. 4.65%, 9/9/2026	700,000	700,154
		938,218
CHEMICALS — 1.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/1/2026 (a)	6,668,000	6,619,657
Nutrien Ltd.:
4.50%, 3/12/2027	30,000	30,050
5.20%, 6/21/2027	1,085,000	1,095,286
		7,744,993
COMPUTERS — 0.7%
Apple, Inc.:
1.20%, 2/8/2028	200,000	190,502
See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 9/12/2027	$80,000	$78,820
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	3,500,000	3,330,320
International Business Machines Corp.:
2.20%, 2/9/2027	345,000	339,242
3.30%, 1/27/2027	172,000	170,870
4.15%, 7/27/2027	121,000	120,772
		4,230,526
CONSTRUCTION MATERIALS — 0.1%
Owens Corning:
3.40%, 8/15/2026	225,000	224,120
5.50%, 6/15/2027	700,000	708,645
		932,765
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc. 5.05%, 3/22/2028	92,000	93,432
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp. 5.75%, 6/15/2028	250,000	254,475
DIVERSIFIED FINANCIAL SERVICES — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	263,000	259,955
4.63%, 10/15/2027	60,000	60,081
4.88%, 4/1/2028	435,000	438,184
6.10%, 1/15/2027	325,000	328,595
6.45%, 4/15/2027	955,000	973,126
Air Lease Corp.:
1.88%, 8/15/2026	353,000	349,039
Series MTN, 5.30%, 6/25/2026	55,000	55,065
Ally Financial, Inc. 4.75%, 6/9/2027	67,000	67,107
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	708,000	701,479
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	140,000	137,687
3.75%, 3/9/2027	55,000	54,675
3.80%, 1/31/2028	150,000	148,250
Charles Schwab Corp.:
2.00%, 3/20/2028	238,000	228,380
2.45%, 3/3/2027	61,000	60,061
5.88%, 8/24/2026	6,100,000	6,132,269
Eaton Vance Corp. 3.50%, 4/6/2027	20,000	19,842
Mastercard, Inc. 2.95%, 11/21/2026	223,000	221,307
Nomura Holdings, Inc.:
1.65%, 7/14/2026	81,000	80,392
2.33%, 1/22/2027	205,000	201,607
Security Description	Principal Amount	Value
Takeoff Merger Sub, Inc.:
4.40%, 3/24/2028 (a)	$410,000	$407,786
4.50%, 3/24/2029 (a)	410,000	407,245
4.85%, 3/24/2031 (a)	455,000	449,554
		11,781,686
ELECTRIC — 2.7%
Appalachian Power Co. Series X, 3.30%, 6/1/2027	250,000	246,627
Consolidated Edison Co. of New York, Inc. Series D, 4.00%, 12/1/2028	100,000	99,317
Dominion Energy, Inc.:
Series D, 2.85%, 8/15/2026	125,000	124,249
Series B, 3.60%, 3/15/2027	300,000	297,699
Duke Energy Corp.:
2.65%, 9/1/2026	30,000	29,796
5.00%, 12/8/2027	134,000	135,453
Duke Energy Florida LLC 3.20%, 1/15/2027	190,000	188,799
Emera U.S. Finance LLC 4.50%, 4/1/2029	1,800,000	1,797,228
Entergy Louisiana LLC 3.12%, 9/1/2027	255,000	251,236
Entergy Mississippi LLC 2.85%, 6/1/2028	30,000	29,138
Eversource Energy:
2.90%, 3/1/2027	55,000	54,309
5.45%, 3/1/2028	250,000	254,217
National Rural Utilities Cooperative Finance Corp.:
4.12%, 9/16/2027	40,000	39,925
Series MTN, 5.60%, 11/13/2026	5,000,000	5,035,850
NSTAR Electric Co. 3.20%, 5/15/2027	125,000	123,590
Sempra:
3.25%, 6/15/2027	95,000	93,659
5.40%, 8/1/2026	820,000	821,328
Southern Co. 3.25%, 7/1/2026	39,000	38,909
Virginia Electric & Power Co. Series B, 3.75%, 5/15/2027	77,000	76,570
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	2,500,000	2,483,250
4.30%, 10/15/2028 (a)	2,500,000	2,472,950
5.05%, 12/30/2026 (a)	2,210,000	2,216,829
Wisconsin Power & Light Co. 3.00%, 7/1/2029	195,000	187,087
		17,098,015
ELECTRONICS — 0.1%
Honeywell International, Inc.:
1.10%, 3/1/2027	300,000	291,711
2.50%, 11/1/2026	250,000	247,553
		539,264
See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 0.2%
Discovery Global Holdings, Inc. 3.76%, 3/15/2027	$948,000	$936,434
ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc.:
1.15%, 3/15/2028	325,000	306,797
3.15%, 11/15/2027	200,000	197,038
3.88%, 1/15/2029	55,000	54,443
		558,278
FOOD — 0.2%
Campbell's Co.:
4.15%, 3/15/2028	75,000	74,170
5.20%, 3/19/2027	105,000	105,504
General Mills, Inc.:
3.20%, 2/10/2027	75,000	74,326
4.70%, 1/30/2027	55,000	55,062
J.M. Smucker Co. 3.38%, 12/15/2027	40,000	39,324
Kroger Co. 2.65%, 10/15/2026	136,000	134,721
Mars, Inc. 4.45%, 3/1/2027 (a)	500,000	501,615
Pilgrim's Pride Corp. 4.25%, 4/15/2031	4,000	3,830
		988,552
GAS — 0.1%
National Fuel Gas Co. 5.50%, 10/1/2026	225,000	226,046
NiSource, Inc. 3.49%, 5/15/2027	135,000	133,560
Southern California Gas Co. 2.95%, 4/15/2027	360,000	355,057
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	144,000	143,650
		858,313
HEALTH CARE PRODUCTS — 0.2%
DH Europe Finance II SARL 2.60%, 11/15/2029	30,000	28,260
Smith & Nephew PLC 5.15%, 3/20/2027	840,000	844,821
Solventum Corp. 5.45%, 2/25/2027	10,000	10,072
Thermo Fisher Scientific, Inc.:
4.80%, 11/21/2027	265,000	267,907
4.95%, 8/10/2026	250,000	250,630
		1,401,690
HEALTH CARE SERVICES — 0.6%
Centene Corp. 2.45%, 7/15/2028	2,540,000	2,365,172
Cigna Group 4.38%, 10/15/2028	160,000	159,918
HCA, Inc.:
4.50%, 2/15/2027	556,000	556,095
Security Description	Principal Amount	Value
5.25%, 6/15/2026	$250,000	$250,117
UnitedHealth Group, Inc. 2.95%, 10/15/2027	545,000	535,201
		3,866,503
HOME BUILDERS — 0.2%
DR Horton, Inc. 1.30%, 10/15/2026	725,000	713,922
Lennar Corp. 5.00%, 6/15/2027	260,000	260,580
		974,502
HOUSEHOLD PRODUCTS — 0.0% *
Colgate-Palmolive Co. 3.10%, 8/15/2027	55,000	54,400
Haleon U.S. Capital LLC 3.38%, 3/24/2027	123,000	121,835
Procter & Gamble Co. 2.85%, 8/11/2027	30,000	29,591
		205,826
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Church & Dwight Co., Inc. 3.15%, 8/1/2027	95,000	93,693
INSURANCE — 1.8%
Arch Capital Finance LLC 4.01%, 12/15/2026	400,000	398,716
Athene Global Funding 5.62%, 5/8/2026 (a)	2,500,000	2,502,675
Corebridge Global Funding 5.75%, 7/2/2026 (a)	2,500,000	2,509,500
Lincoln Financial Global Funding 4.63%, 5/28/2028 (a)	1,875,000	1,873,744
Pacific Life Global Funding II SOFR + 0.62%, 4.27%, 6/4/2026 (a) (b)	4,168,000	4,169,625
		11,454,260
INTERNET — 0.7%
Airbnb, Inc.:
4.40%, 3/16/2029	610,000	609,152
4.65%, 3/16/2031	735,000	733,677
Amazon.com, Inc.:
1.20%, 6/3/2027	250,000	242,047
3.15%, 8/22/2027	250,000	246,985
3.85%, 3/13/2028	225,000	224,084
4.00%, 3/13/2029	470,000	467,532
4.25%, 3/13/2031	345,000	342,375
4.55%, 12/1/2027	252,000	254,205
Expedia Group, Inc.:
3.80%, 2/15/2028	225,000	222,019
4.63%, 8/1/2027	85,000	85,074
Meta Platforms, Inc. 3.50%, 8/15/2027	480,000	476,837
Netflix, Inc.:
4.38%, 11/15/2026	156,000	156,172
See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 4/15/2028	$344,000	$348,455
		4,408,614
INVESTMENT COMPANY SECURITIES — 0.4%
ARES Capital Corp.:
2.88%, 6/15/2028	200,000	189,196
7.00%, 1/15/2027	500,000	506,740
FS KKR Capital Corp. 2.63%, 1/15/2027	1,350,000	1,309,824
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	268,000	269,348
Goldman Sachs Private Credit Corp. 5.38%, 1/31/2029 (a)	450,000	442,355
		2,717,463
IRON/STEEL — 0.0% *
ArcelorMittal SA 4.25%, 7/16/2029	132,000	131,491
IT SERVICES — 0.3%
Accenture Capital, Inc. 3.90%, 10/4/2027	1,540,000	1,537,520
IBM International Capital Pte. Ltd. 4.60%, 2/5/2027	25,000	25,048
		1,562,568
LODGING — 0.9%
Hyatt Hotels Corp. 4.38%, 9/15/2028	115,000	114,155
Las Vegas Sands Corp.:
3.50%, 8/18/2026	5,000,000	4,977,000
5.90%, 6/1/2027	535,000	542,062
Marriott International, Inc. 5.45%, 9/15/2026	25,000	25,092
Sands China Ltd.:
2.30%, 3/8/2027	50,000	48,801
5.40%, 8/8/2028	66,000	66,370
		5,773,480
MACHINERY, CONSTRUCTION & MINING — 0.0% *
Caterpillar Financial Services Corp. 5.00%, 5/14/2027	65,000	65,643
MACHINERY-DIVERSIFIED — 0.1%
John Deere Capital Corp.:
Series I, 4.25%, 6/5/2028	25,000	25,094
4.50%, 1/8/2027	200,000	200,816
Series MTN, 4.75%, 1/20/2028	238,000	241,215
Series MTN, 4.85%, 3/5/2027	15,000	15,100
Series MTN, 4.90%, 3/3/2028	159,000	161,706
		643,931
Security Description	Principal Amount	Value
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 2/15/2028	$340,000	$334,026
Comcast Corp.:
3.30%, 2/1/2027	3,000,000	2,977,530
4.15%, 10/15/2028	78,000	77,694
Paramount Global 2.90%, 1/15/2027	1,000,000	982,970
		4,372,220
MISCELLANEOUS MANUFACTURER — 1.6%
Siemens Financieringsmaatschappij NV:
3.40%, 3/16/2027 (a)	5,000,000	4,972,400
6.13%, 8/17/2026 (a)	3,000,000	3,022,050
Siemens Funding BV 4.35%, 5/26/2028 (a)	1,865,000	1,874,176
		9,868,626
OIL & GAS — 0.3%
BP Capital Markets America, Inc.:
3.59%, 4/14/2027	48,000	47,707
5.02%, 11/17/2027	400,000	405,468
Chevron USA, Inc.:
1.02%, 8/12/2027	35,000	33,591
3.85%, 1/15/2028	170,000	169,422
Coterra Energy, Inc. 3.90%, 5/15/2027	220,000	218,502
Diamondback Energy, Inc. 5.20%, 4/18/2027	540,000	544,520
Phillips 66 Co.:
3.90%, 3/15/2028	150,000	148,767
4.95%, 12/1/2027	150,000	151,405
TotalEnergies Capital SA 3.88%, 10/11/2028	30,000	29,928
		1,749,310
OIL & GAS SERVICES — 0.4%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	2,500,000	2,518,200
PACKAGING & CONTAINERS — 0.2%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	55,000	55,028
Sonoco Products Co. 4.45%, 9/1/2026	990,000	989,832
		1,044,860
PHARMACEUTICALS — 1.8%
AbbVie, Inc.:
2.95%, 11/21/2026	250,000	247,995
4.80%, 3/15/2027	4,477,000	4,500,191
See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp.:
3.63%, 4/1/2027	$245,000	$242,927
6.25%, 6/1/2027	325,000	331,240
Eli Lilly & Co. 3.10%, 5/15/2027	75,000	74,290
GlaxoSmithKline Capital PLC 4.32%, 3/12/2027	210,000	210,372
Johnson & Johnson 0.95%, 9/1/2027	15,000	14,422
McKesson Corp. 4.90%, 7/15/2028	235,000	238,367
Novartis Capital Corp. 4.10%, 3/16/2029	470,000	469,530
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028	90,000	90,510
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	5,215,000	5,201,076
		11,620,920
PIPELINES — 1.5%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	140,000	140,769
Energy Transfer LP:
4.95%, 5/15/2028	103,000	103,902
6.05%, 12/1/2026	2,164,000	2,184,385
MPLX LP 4.00%, 3/15/2028	150,000	148,819
Northwest Pipeline LLC 4.00%, 4/1/2027	73,000	72,680
ONEOK, Inc. 4.85%, 7/15/2026	5,000,000	5,001,350
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	236,000	236,076
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027	1,750,000	1,758,032
Williams Cos., Inc. 3.75%, 6/15/2027	50,000	49,623
		9,695,636
REAL ESTATE INVESTMENT TRUSTS — 2.6%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	200,000	197,990
American Tower Corp.:
3.13%, 1/15/2027	30,000	29,689
3.55%, 7/15/2027	55,000	54,401
3.60%, 1/15/2028	160,000	157,574
3.65%, 3/15/2027	250,000	248,210
3.95%, 3/15/2029	45,000	44,269
EPR Properties 4.50%, 6/1/2027	395,000	393,467
Equinix, Inc. 2.90%, 11/18/2026	110,000	108,997
Security Description	Principal Amount	Value
ERP Operating LP 3.25%, 8/1/2027	$240,000	$236,693
Essex Portfolio LP 3.63%, 5/1/2027	100,000	99,129
Kimco Realty OP LLC 3.80%, 4/1/2027	70,000	69,693
Mid-America Apartments LP 3.60%, 6/1/2027	2,500,000	2,481,900
Prologis LP 3.38%, 12/15/2027	245,000	241,656
Realty Income Corp. 2.20%, 6/15/2028	175,000	167,064
SBA Communications Corp. 3.88%, 2/15/2027	2,500,000	2,474,900
Simon Property Group LP 3.38%, 6/15/2027	320,000	316,765
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (a)	2,640,000	2,633,162
Vornado Realty LP 2.15%, 6/1/2026	6,441,000	6,410,534
		16,366,093
RETAIL — 0.1%
AutoNation, Inc. 3.80%, 11/15/2027	115,000	113,463
Home Depot, Inc. 5.15%, 6/25/2026	50,000	50,112
McDonald's Corp. Series MTN, 3.50%, 7/1/2027	103,000	102,083
Walmart, Inc. 1.05%, 9/17/2026	240,000	236,880
		502,538
SEMICONDUCTORS — 1.5%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	3,635,000	3,657,573
Analog Devices, Inc. 3.50%, 12/5/2026	30,000	29,864
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	5,290,000	5,227,896
Broadcom, Inc. 4.00%, 4/15/2029 (a)	146,000	144,471
Intel Corp.:
3.75%, 3/25/2027	400,000	397,332
4.88%, 2/10/2028	150,000	151,014
		9,608,150
SOFTWARE — 2.6%
Autodesk, Inc. 3.50%, 6/15/2027	205,000	202,710
Fiserv, Inc. 3.20%, 7/1/2026	2,137,000	2,130,675
Intuit, Inc.:
5.13%, 9/15/2028	138,000	140,634
5.25%, 9/15/2026	2,500,000	2,508,300
See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Microsoft Corp. 3.40%, 9/15/2026	$7,250,000	$7,230,280
Oracle Corp.:
2.65%, 7/15/2026	375,000	373,436
4.55%, 2/4/2029	2,150,000	2,122,373
Synopsys, Inc. 4.55%, 4/1/2027	1,355,000	1,356,883
		16,065,291
TELECOMMUNICATIONS — 1.9%
AT&T, Inc.:
1.65%, 2/1/2028	251,000	239,105
3.80%, 2/15/2027	300,000	299,250
4.10%, 2/15/2028	243,000	241,826
Cisco Systems, Inc.:
4.55%, 2/24/2028	250,000	252,785
4.80%, 2/26/2027	147,000	147,892
NTT Finance Corp.:
1.16%, 4/3/2026 (a)	7,500,000	7,500,000
4.57%, 7/16/2027 (a)	2,400,000	2,405,520
T-Mobile USA, Inc.:
3.75%, 4/15/2027	163,000	162,014
4.80%, 7/15/2028	55,000	55,516
4.95%, 3/15/2028	525,000	530,702
		11,834,610
TRANSPORTATION — 0.1%
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	50,000	49,198
4.00%, 6/1/2028	326,000	324,116
FedEx Corp. 3.10%, 8/5/2029	72,000	69,012
		442,326
TOTAL CORPORATE BONDS & NOTES (Cost $298,502,714)		298,678,237
ASSET-BACKED SECURITIES — 3.2%
AUTOMOBILE — 2.0%
BMW Vehicle Lease Trust Series 2024-1, Class A4, 5.00%, 6/25/2027	5,525,000	5,541,175
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A3, 5.45%, 6/16/2028	3,269,988	3,287,860
USAA Auto Owner Trust Series 2025-A, Class A2, 3.98%, 3/15/2028 (a)	3,500,000	3,498,320
		12,327,355
Security Description	Principal Amount	Value
CREDIT CARD — 1.2%
BA Credit Card Trust Series 2023-A1, Class A1, 4.79%, 5/15/2028	$7,655,000	$7,662,735
TOTAL ASSET-BACKED SECURITIES (Cost $20,032,991)		19,990,090
FOREIGN GOVERNMENT OBLIGATIONS — 0.0% *
SOUTH KOREA — 0.0% *
Korea Development Bank 4.63%, 2/15/2027 (Cost $150,400)	150,000	150,693
U.S. TREASURY OBLIGATIONS — 35.9%
U.S. Treasury Bills:
1.84%, 4/2/2026	60,000,000	59,993,981
3.60%, 5/12/2026	60,000,000	59,752,027
U.S. Treasury Notes:
3.63%, 8/31/2027	18,233,000	18,180,295
3.75%, 6/30/2027	560,000	559,563
4.00%, 6/30/2028	17,345,000	17,418,174
4.13%, 2/28/2027	69,658,000	69,886,565
TOTAL U.S. TREASURY OBLIGATIONS (Cost $225,736,945)		225,790,605
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.9%
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 4.69%, 10/15/2036 (a) (b)	2,500,000	2,492,229
Hawaii Hotel Trust Series 2025-MAUI, Class A, 1 mo. USD Term SOFR + 1.39%, 5.07%, 3/15/2042 (a) (b)	3,000,000	2,991,833
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $5,486,239)		5,484,062

	Shares
SHORT-TERM INVESTMENT — 11.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e) (Cost $74,448,117)	74,448,117	74,448,117
TOTAL INVESTMENTS — 99.3% (Cost $624,357,406)		624,541,804
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		4,113,232
NET ASSETS — 100.0%		$628,655,036

See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 12.0% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2026. Maturity date shown is the final maturity.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	243	06/30/2026	$50,774,617	$50,409,211	$(365,406)
5 Yr. U.S. Treasury Note Futures (long)	23	06/30/2026	2,524,071	2,488,133	(35,938)
					$(401,344)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$298,678,237	$—	$298,678,237
Asset-Backed Securities	—	19,990,090	—	19,990,090
Foreign Government Obligations	—	150,693	—	150,693
U.S. Treasury Obligations	—	225,790,605	—	225,790,605
Commercial Mortgage Backed Securities	—	5,484,062	—	5,484,062
Short-Term Investment	74,448,117	—	—	74,448,117
TOTAL INVESTMENTS	$74,448,117	$550,093,687	$—	$624,541,804
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(401,344)	$—	$—	$(401,344)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(401,344)	$—	$—	$(401,344)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	74,779,548	$74,779,548	$771,571,799	$771,903,230	$—	$—	74,448,117	$74,448,117	$2,053,751
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.3%
ARGENTINA — 0.0% *
Vista Energy Argentina SAU 8.50%, 6/10/2033 (a)	$150,000	$157,383
AUSTRALIA — 0.1%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	1,500,000	1,451,190
Glencore Funding LLC 5.20%, 7/1/2033 (a)(b)	1,349,000	1,348,433
		2,799,623
BERMUDA — 0.0% *
Triton Container International Ltd./TAL International Container Corp. 5.15%, 2/15/2033	1,363,000	1,334,418
BRAZIL — 0.3%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,054,546	1,069,700
Cosan Overseas Ltd. 8.25%, 5/5/2026	1,400,000	1,323,700
CSN Resources SA 5.88%, 4/8/2032	1,600,000	981,744
FS Luxembourg SARL 8.13%, 2/11/2036 (a)	450,000	414,135
Guara Norte SARL 5.20%, 6/15/2034	147,330	142,717
MARB BondCo PLC 3.95%, 1/29/2031	600,000	530,718
Minerva Luxembourg SA 8.88%, 9/13/2033 (a)	1,000,000	1,068,670
Movida Europe SA 7.85%, 4/11/2029	300,000	292,308
MV24 Capital BV 6.75%, 6/1/2034	1,388,060	1,384,118
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	600,000	600,696
Nexa Resources SA 6.50%, 1/18/2028	300,000	304,038
Petrobras Global Finance BV 5.13%, 9/10/2030	100,000	97,892
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	1,503,553	1,511,116
Simpar Europe SA 5.20%, 1/26/2031	900,000	764,712
Suzano Netherlands BV 5.50%, 1/15/2036	1,354,000	1,306,028
Unigel Luxembourg SA:
11.00%, 12/31/2028	222,252	4,585
13.50%, 12/31/2027	62,116	1,242
PIK, 11.00%, 12/31/2028 (a)	51,684	1,066
PIK, 13.50%, 12/31/2027 (a)	44,227	885
Security Description	Principal Amount	Value
Vale Overseas Ltd. 6.40%, 6/28/2054	$687,000	$692,613
Vamos Europe SA 9.20%, 1/26/2031 (a)	600,000	569,094
Yinson Bergenia Production BV 8.50%, 1/31/2045 (a)	986,700	1,039,251
		14,101,028
CANADA — 0.4%
Bank of Nova Scotia SOFR + 1.05%, 4.81%, 2/2/2034 (c)	846,000	833,725
Bausch Health Cos., Inc.:
5.25%, 1/30/2030 (a)	205,000	133,779
14.00%, 10/15/2030 (a)	28,000	26,896
Bell Telephone Co. of Canada or Bell Canada VRN, 5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (c)	1,320,000	1,345,634
CCL Industries, Inc. 3.05%, 6/1/2030 (a)	1,370,000	1,278,977
Cenovus Energy, Inc. 5.40%, 3/20/2036	664,000	660,209
Element Fleet Management Corp. 5.04%, 3/25/2030 (a)	1,279,000	1,291,253
Enbridge, Inc. 5.45%, 3/27/2036	551,000	556,229
Garda World Security Corp.:
6.50%, 1/15/2031 (a)	635,000	644,735
8.25%, 8/1/2032 (a)	695,000	689,148
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	490,000	466,475
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	540,000	517,898
Royal Bank of Canada SOFR + 0.98%, 4.31%, 11/3/2031 (c)	2,639,000	2,594,533
TELUS Corp. VRN, 5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (c)	1,257,000	1,276,006
Toronto-Dominion Bank 4.93%, 10/15/2035	1,342,000	1,317,978
Videotron Ltd. 5.70%, 1/15/2035 (a)	1,242,000	1,252,917
WSP Global, Inc. 5.04%, 9/18/2031 (a)	1,646,000	1,631,597
		16,517,989
CAYMAN ISLANDS — 0.1%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	1,915,000	1,941,944
CHILE — 0.2%
Agrosuper SA 4.60%, 1/20/2032	350,000	330,851
Antofagasta PLC 5.63%, 5/13/2032	900,000	909,108
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Banco Santander Chile 4.55%, 11/20/2030 (a)	$1,070,000	$1,058,840
CAP SA 3.90%, 4/27/2031 (a)	1,800,000	1,503,396
Cencosud SA 4.38%, 7/17/2027	1,000,000	996,310
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (a)	1,650,481	1,666,887
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	1,032,000	1,064,405
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (a)	666,239	604,611
Corp. Nacional del Cobre de Chile 3.00%, 9/30/2029	1,000,000	937,010
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	185,600	184,431
GNL Quintero SA 4.63%, 7/31/2029	288,400	286,785
Inversiones CMPC SA VRN, 5 yr. CMT + 2.83%, 6.70%, 12/9/2057 (a)(c)	300,000	293,643
		9,836,277
COLOMBIA — 0.2%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (a)	2,265,000	1,998,183
7.50%, 12/15/2028	295,832	300,450
Aris Mining Corp. 8.00%, 10/31/2029 (a)	800,000	827,040
Banco Davivienda SA:
5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (c)	600,000	605,676
VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a)(c)	400,000	353,708
VRN, 5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (a)(c)	900,000	908,514
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (c)	150,000	149,823
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (c)	200,000	209,872
Ecopetrol SA:
5.88%, 5/28/2045	200,000	147,226
5.88%, 11/2/2051	2,050,000	1,450,067
Empresas Publicas de Medellin ESP 4.38%, 2/15/2031	1,200,000	1,082,388
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	298,040	307,315
Frontera Energy Corp. 7.88%, 6/21/2028	200,000	195,146
Security Description	Principal Amount	Value
Termocandelaria Power SA 7.75%, 9/17/2031 (a)	$200,000	$203,782
		8,739,190
DENMARK — 0.0% *
Genmab AS/Genmab Finance LLC:
6.25%, 12/15/2032 (a)	210,000	215,283
7.25%, 12/15/2033 (a)	210,000	219,635
		434,918
FRANCE — 0.1%
Altice France SA 6.88%, 7/15/2032 (a)	554,481	525,504
Opal Bidco SAS 6.50%, 3/31/2032 (a)	1,160,000	1,160,777
Vallourec SACA 7.50%, 4/15/2032 (a)	464,000	486,699
		2,172,980
GERMANY — 0.0% *
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	200,000	199,498
GREECE — 0.0% *
Danaos Corp. 6.88%, 10/15/2032 (a)	515,000	523,590
GUATEMALA — 0.0% *
Industrial Subordinated Trust 2 0 VRN, 5 yr. CMT + 2.86%, 6.55%, 4/15/2036 (a)(c)	300,000	299,523
Millicom International Cellular SA:
4.50%, 4/27/2031	400,000	364,620
5.13%, 1/15/2028	630,000	624,790
6.25%, 3/25/2029	360,000	357,192
		1,646,125
HONG KONG — 0.0% *
Seaspan Corp. 5.50%, 8/1/2029 (a)	735,000	693,517
INDIA — 0.3%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	800,000	700,962
3.95%, 2/12/2030	849,000	773,422
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	949,000	865,252
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	200,000	175,434
4.20%, 8/4/2027	700,000	686,119
4.38%, 7/3/2029	400,000	382,108
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra 4.63%, 10/15/2039	492,750	396,348
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	$400,000	$399,565
4.25%, 5/21/2036	1,330,000	1,158,772
BPRL International Singapore Pte. Ltd. Series EMTN, 4.38%, 1/18/2027	1,400,000	1,396,300
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	1,876,500	1,715,778
JSW Infrastructure Ltd. 4.95%, 1/21/2029	900,000	878,706
ONGC Videsh Vankorneft Pte. Ltd. 3.75%, 7/27/2026	1,600,000	1,595,344
Reliance Industries Ltd. 3.67%, 11/30/2027	500,000	492,930
Wipro IT Services LLC 1.50%, 6/23/2026	400,000	397,188
		12,014,228
INDONESIA — 0.2%
Freeport Indonesia PT 4.76%, 4/14/2027	900,000	897,390
Indofood CBP Sukses Makmur Tbk. PT 3.40%, 6/9/2031	1,100,000	1,011,580
Minejesa Capital BV 4.63%, 8/10/2030	1,622,500	1,601,716
Pertamina Persero PT:
2.30%, 2/9/2031	300,000	263,118
3.65%, 7/30/2029	1,600,000	1,534,592
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
3.88%, 7/17/2029	200,000	191,658
4.13%, 5/15/2027	1,900,000	1,884,021
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 4/24/2033	382,500	382,905
		7,766,980
IRELAND — 0.1%
Avolon Holdings Funding Ltd.:
4.70%, 1/30/2031 (a)	390,000	382,664
5.75%, 3/1/2029 (a)	2,109,000	2,158,456
GGAM Finance Ltd. 6.88%, 4/15/2029 (a)	515,000	527,020
		3,068,140
ISRAEL — 0.0% *
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	1,326,000	1,367,438
JAMAICA — 0.0% *
Digicel Group Holdings Ltd.:
Series 2B, Zero Coupon, 12/31/2030 (a)(d)	431,335	20,938
Security Description	Principal Amount	Value
Series 4B, Zero Coupon, 12/31/2030 (a)(d)	$612,753	$4,238
		25,176
JAPAN — 0.0% *
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	260,000	252,819
4.81%, 9/17/2030 (a)	275,000	249,268
7.75%, 7/17/2032 (a)	285,000	288,622
		790,709
LUXEMBOURG — 0.0% *
ArcelorMittal SA 6.00%, 6/17/2034	662,000	697,073
INEOS Finance PLC 7.50%, 4/15/2029 (a)	200,000	194,070
		891,143
MALAYSIA — 0.0% *
MISC Capital Two Labuan Ltd. 3.75%, 4/6/2027	800,000	793,880
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a)(c)	400,000	398,760
VRN, 5 yr. CMT + 4.07%, 8.38%, 5/20/2031 (a)(c)	1,100,000	1,133,396
Banco Nacional de Comercio Exterior SNC 5.88%, 5/7/2030 (a)	400,000	408,524
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.62%, 12/10/2029	200,000	204,460
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5 yr. CMT + 2.65%, 5.13%, 1/18/2033 (c)	900,000	880,551
5 yr. CMT + 4.21%, 8.13%, 1/8/2039 (c)	1,100,000	1,157,288
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (c)	600,000	585,558
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (a)	495,670	519,115
Cemex SAB de CV:
5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (c)	2,400,000	2,387,064
VRN, 5 yr. CMT + 3.52%, 7.20%, 6/10/2030 (a)(c)	200,000	202,916
Cometa Energia SA de CV 6.38%, 4/24/2035	294,000	298,410
Comision Federal de Electricidad:
4.69%, 5/15/2029	500,000	490,230
6.45%, 1/24/2035 (a)	400,000	397,808
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Credito Real SAB de CV SOFOM ER Zero Coupon, 12/31/2099	$500,000	$4,115
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	1,287,660	1,288,342
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a)(e)	282,000	547
Mexico City Airport Trust 3.88%, 4/30/2028	1,000,000	978,340
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,039,240	1,040,674
Orbia Advance Corp. SAB de CV:
5.88%, 9/17/2044	200,000	142,666
6.75%, 9/19/2042	600,000	479,430
Saavi Energia SARL 8.88%, 2/10/2035 (a)	300,000	314,283
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	759,079	723,418
		14,035,895
MOROCCO — 0.0% *
OCP SA 6.75%, 5/2/2034	1,400,000	1,455,840
NETHERLANDS — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.85%, 8/19/2032	1,031,000	1,017,195
Trivium Packaging Finance BV 8.25%, 7/15/2030 (a)	377,000	394,478
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	262,805	1,516
Ziggo BV 4.88%, 1/15/2030 (a)	250,000	233,103
		1,646,292
PARAGUAY — 0.1%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,584,922	1,290,127
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	1,504,999	1,142,430
Telefonica Celular del Paraguay SA 5.88%, 4/15/2027	200,000	199,510
		2,632,067
PERU — 0.4%
Banco BBVA Peru SA VRN, 5 yr. CMT + 2.00%, 6.20%, 6/7/2034 (c)	200,000	203,366
Security Description	Principal Amount	Value
Banco de Credito del Peru SA 5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (c)	$2,420,000	$2,385,467
Banco Internacional del Peru SAA Interbank:
4.80%, 7/15/2031 (a)	600,000	589,002
VRN, 5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (a)(c)(c)	2,050,000	2,077,019
InRetail Consumer 3.25%, 3/22/2028	2,209,000	2,124,616
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	1,100,000	1,086,745
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	1,050,375	995,440
5.88%, 7/5/2034	745,592	760,854
Marcobre SAC 5.75%, 1/22/2036 (a)	200,000	193,076
Minsur SA 4.50%, 10/28/2031	2,600,000	2,436,954
Peru LNG SRL 5.38%, 3/22/2030	866,840	840,765
Scotiabank Peru SAA VRN, 1 yr. CMT + 2.31%, 6.10%, 10/1/2035 (a)(c)	200,000	203,698
Volcan Cia Minera SAA 8.50%, 10/28/2032 (a)	550,000	558,839
		14,455,841
SINGAPORE — 0.1%
Oversea-Chinese Banking Corp. Ltd.:
VRN, 5 yr. CMT + 0.80%, 4.55%, 9/8/2035 (c)	700,000	691,950
VRN, 5 yr. CMT + 1.58%, 4.60%, 6/15/2032 (c)	2,000,000	2,000,542
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (c)	1,000,000	986,460
VRN, 5 yr. CMT + 1.45%, 3.86%, 10/7/2032 (c)	800,000	792,232
		4,471,184
SOUTH AFRICA — 0.0% *
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	800,000	815,691
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	199,034
		1,014,725
SPAIN — 0.0% *
Grifols SA 4.75%, 10/15/2028 (a)	820,000	804,330
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
UNITED KINGDOM — 0.2%
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	$555,000	$560,678
BAT Capital Corp.:
4.54%, 8/15/2047	1,460,000	1,182,220
5.63%, 8/15/2035	1,271,000	1,307,706
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	1,150,000	1,155,900
Froneri Lux FinCo SARL 6.00%, 8/1/2032 (a)	1,185,000	1,159,025
Macquarie Airfinance Holdings Ltd.:
5.15%, 3/17/2030 (a)	653,000	650,349
5.20%, 3/27/2028 (a)	641,000	643,699
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	900,000	750,816
nVent Finance SARL 5.65%, 5/15/2033	640,000	657,318
		8,067,711
UNITED STATES — 9.1%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	1,495,000	1,521,656
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	335,000	341,375
AbbVie, Inc. 5.50%, 3/15/2064	1,278,000	1,217,819
Academy Ltd. 6.00%, 11/15/2027 (a)	500,000	500,060
Acrisure LLC/Acrisure Finance, Inc.:
6.00%, 8/1/2029 (a)	180,000	169,051
6.75%, 7/1/2032 (a)	580,000	557,560
Acushnet Co. 5.63%, 12/1/2033 (a)	1,160,000	1,157,193
AdaptHealth LLC 5.13%, 3/1/2030 (a)	210,000	201,333
Advance Auto Parts, Inc. 7.38%, 8/1/2033 (a)	305,000	308,218
Advanced Drainage Systems, Inc.:
5.38%, 3/1/2034 (a)	370,000	360,857
6.38%, 6/15/2030 (a)	1,045,000	1,054,917
AEP Texas, Inc.:
5.45%, 5/15/2029	672,000	689,344
Series Q, 5.20%, 4/15/2036	970,000	954,567
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	545,000	569,171
Agree LP 5.63%, 6/15/2034	849,000	867,211
Airbnb, Inc. 5.25%, 3/16/2036	1,304,000	1,302,879
Alliant Energy Corp. VRN, 5 yr. CMT + 2.08%, 5.75%, 4/1/2056 (c)	652,000	633,483
Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/2031 (a)	$630,000	$621,816
6.75%, 10/15/2027 (a)	495,000	494,876
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	945,000	974,673
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	635,000	657,492
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	290,000	276,463
6.38%, 10/15/2032 (a)	310,000	306,742
7.75%, 10/15/2033 (a)	280,000	272,625
American Express Co. VRN, 5 yr. CMT + 1.15%, 5.41%, 2/8/2041 (c)	1,628,000	1,614,585
American Tower Corp.:
3.70%, 10/15/2049	445,000	319,399
4.70%, 12/15/2032	1,311,000	1,287,546
Amgen, Inc. 5.75%, 3/2/2063	1,840,000	1,768,424
Amphenol Corp. 5.30%, 11/15/2055	1,881,000	1,765,676
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	440,000	422,334
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 7/1/2034 (a)	470,000	463,082
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	255,000	255,564
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	315,000	296,762
9.75%, 4/15/2030 (a)	365,000	386,922
APA Corp. 6.10%, 2/15/2035	656,000	673,364
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	325,000	293,732
AppLovin Corp. 5.38%, 12/1/2031	598,000	603,633
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	530,000	540,446
Arizona Public Service Co. 5.90%, 8/15/2055	2,625,000	2,587,987
Arrow Electronics, Inc. 5.15%, 8/21/2029	1,311,000	1,323,966
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	170,000	177,101
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Artera Services LLC 8.50%, 2/15/2031 (a)	$65,000	$56,189
Arthur J Gallagher & Co. 4.85%, 12/15/2029	693,000	700,498
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	300,000	279,204
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/2032 (a)	215,000	223,211
8.38%, 2/1/2034 (a)	165,000	160,715
AT&T, Inc. 6.05%, 8/15/2056	2,566,000	2,526,612
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	620,000	579,148
Athene Global Funding:
4.72%, 10/8/2029 (a)	625,000	615,400
5.03%, 7/17/2030 (a)	713,000	705,221
Atlassian Corp. 5.25%, 5/15/2029	796,000	801,118
Augusta SpinCo Corp. 5.25%, 3/23/2036	544,000	544,054
AutoZone, Inc. 5.13%, 6/15/2030	1,248,000	1,269,840
Aviation Capital Group LLC 5.38%, 7/15/2029 (a)	811,000	823,546
Avnet, Inc. 6.25%, 3/15/2028	2,378,000	2,448,650
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a)	560,000	565,023
7.75%, 4/15/2030 (a)	310,000	320,125
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 5.00%, 6/15/2036	1,092,000	1,071,776
Bank of America Corp.:
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	916,000	934,338
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	1,068,000	1,086,540
Series OO, VRN, 5 yr. CMT + 2.68%, 6.63%, 5/1/2030 (c)	628,000	643,681
Bank of New York Mellon Corp.:
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	971,000	989,498
Series M, VRN, 5 yr. CMT + 2.03%, 5.63%, 3/20/2031 (c)	1,090,000	1,067,208
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	695,000	719,186
Beach Acquisition Bidco LLC PIK, 10.00%, 7/15/2033 (a)	210,809	224,094
Security Description	Principal Amount	Value
BioMarin Pharmaceutical, Inc. 5.50%, 2/15/2034 (a)	$410,000	$402,960
Black Hills Corp. 6.00%, 1/15/2035	1,192,000	1,236,903
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	415,000	422,599
Block Financial LLC 5.38%, 9/15/2032	2,751,000	2,665,251
Brown & Brown, Inc. 6.25%, 6/23/2055	536,000	534,253
Buckeye Partners LP 6.88%, 7/1/2029 (a)	730,000	750,761
Builders FirstSource, Inc.:
6.38%, 3/1/2034 (a)	520,000	515,377
6.75%, 5/15/2035 (a)	645,000	645,381
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	1,464,000	1,414,971
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	1,156,000	1,113,609
CACI International, Inc. 6.38%, 6/15/2033 (a)	245,000	249,197
Caesars Entertainment, Inc. 6.00%, 10/15/2032 (a)	350,000	322,161
Cardinal Health, Inc. 4.90%, 9/15/2045	2,726,000	2,397,244
Carnival Corp.:
5.13%, 5/1/2029 (a)	432,000	428,704
5.75%, 8/1/2032 (a)	1,170,000	1,170,222
5.88%, 6/15/2031 (a)	1,360,000	1,376,565
6.13%, 2/15/2033 (a)	438,000	442,091
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	435,000	372,160
4.75%, 3/1/2030 (a)	1,180,000	1,119,206
4.75%, 2/1/2032 (a)	1,010,000	915,575
5.13%, 5/1/2027 (a)	229,000	229,041
7.38%, 2/1/2036 (a)	155,000	154,223
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030	370,000	377,145
6.75%, 4/15/2033	370,000	379,509
Charles Schwab Corp. SOFR + 0.94%, 4.34%, 11/14/2031 (c)	1,346,000	1,331,302
Chemours Co. 7.88%, 3/15/2034 (a)	155,000	154,947
Cheniere Energy, Inc.:
4.63%, 10/15/2028	2,180,000	2,172,806
5.65%, 4/15/2034	1,253,000	1,291,029
6.00%, 7/30/2056 (a)	111,000	110,512
Chord Energy Corp.:
6.00%, 10/1/2030 (a)	275,000	277,921
6.75%, 3/15/2033 (a)	435,000	449,224
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	285,860
6.00%, 1/15/2029 (a)	480,000	475,229
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 4/15/2029 (a)	$200,000	$192,120
Cipher Compute LLC 7.13%, 11/15/2030 (a)	600,000	621,810
Citigroup, Inc.:
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	759,000	749,930
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	1,118,000	1,125,032
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	601,000	622,462
Series GG, 5 yr. CMT + 2.89%, 6.88%, 8/15/2030 (c)	648,000	651,428
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	560,000	566,966
6.75%, 2/15/2030 (a)	685,000	697,775
6.75%, 9/15/2032 (a)	805,000	811,802
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	495,000	518,814
7.50%, 6/1/2029 (a)	300,000	301,209
Cleveland-Cliffs, Inc. 6.88%, 11/1/2029 (a)	365,000	365,000
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	320,000	311,386
6.63%, 8/15/2033 (a)	260,000	231,449
9.00%, 9/30/2029 (a)	420,000	405,203
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	630,000	595,955
CMS Energy Corp. VRN, 5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (c)	625,000	633,362
CNH Industrial Capital LLC 4.38%, 3/7/2031	1,363,000	1,331,215
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	550,000	524,128
CNX Resources Corp. 5.88%, 3/1/2034 (a)	410,000	399,082
Colonial Enterprises, Inc. 5.63%, 11/15/2035 (a)	763,000	762,481
Columbus McKinnon Corp. 7.13%, 2/1/2033 (a)	935,000	933,074
Commonwealth Edison Co. 5.95%, 6/1/2055	2,572,000	2,617,910
Constellation Energy Generation LLC 4.40%, 1/15/2031	1,074,000	1,061,252
Consumers Energy Co. 4.50%, 1/15/2031	761,000	762,370
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	415,000	403,621
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	260,000	269,290
Security Description	Principal Amount	Value
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	$1,180,000	$1,151,397
Crescent Energy Finance LLC 7.88%, 4/15/2032 (a)	155,000	158,563
CRH America Finance, Inc. 4.40%, 2/9/2031	1,315,000	1,297,379
CSX Corp. 3.35%, 9/15/2049	2,927,000	2,024,225
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	1,140,000	1,151,856
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	1,220,000	1,188,012
Dell, Inc. 6.50%, 4/15/2038	593,000	630,762
Delta Air Lines, Inc. 5.25%, 7/10/2030	662,000	667,064
Directv Financing LLC 8.88%, 2/1/2030 (a)	930,000	928,103
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	410,000	408,766
Discovery Global Holdings, Inc.:
4.05%, 3/15/2029	595,000	575,710
4.28%, 3/15/2032	250,000	221,335
5.05%, 3/15/2042	430,000	286,870
DISH DBS Corp.:
5.13%, 6/1/2029	870,000	777,484
5.75%, 12/1/2028 (a)	1,190,000	1,152,384
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	280,000	249,379
DTE Energy Co. 5.85%, 6/1/2034	1,698,000	1,778,944
Duke Energy Corp.:
5.00%, 8/15/2052	395,000	338,191
5.80%, 6/15/2054	2,187,000	2,096,589
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	1,298,000	1,220,756
EchoStar Corp. 10.75%, 11/30/2029	515,000	556,200
Elevance Health, Inc. 5.13%, 2/15/2053	2,400,000	2,107,848
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	760,000	741,661
Embarq LLC 8.00%, 6/1/2036	135,000	45,720
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	565,000	575,193
6.75%, 7/15/2031 (a)	270,000	278,057
Energizer Holdings, Inc. 6.00%, 9/15/2033 (a)	470,000	440,545
Energy Transfer LP Series G, VRN, 5 yr. CMT + 5.31%, 7.13%, 5/15/2030 (c)	1,304,000	1,322,765
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Entergy Arkansas LLC 5.75%, 6/1/2054	$644,000	$628,763
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	1,213,000	1,241,760
Entergy Louisiana LLC 4.75%, 9/15/2052	886,000	750,256
Enterprise Products Operating LLC 5.55%, 2/16/2055	1,237,000	1,189,536
Equinix, Inc.:
2.95%, 9/15/2051	2,213,000	1,348,115
3.90%, 4/15/2032	1,258,000	1,189,364
Essential Properties LP 5.40%, 12/1/2035	1,330,000	1,309,159
Essential Utilities, Inc. 5.13%, 3/15/2036	541,000	533,394
Evergy Kansas Central, Inc. 5.70%, 3/15/2053	1,315,000	1,291,028
Expand Energy Corp.:
4.75%, 2/1/2032	636,000	619,731
6.75%, 4/15/2029 (a)	454,000	454,994
Expedia Group, Inc. 3.80%, 2/15/2028	2,768,000	2,731,324
Extra Space Storage LP:
4.95%, 1/15/2033	635,000	626,021
5.40%, 2/1/2034	1,162,000	1,170,076
Fedex Freight Holding Co., Inc. 4.95%, 3/15/2033 (a)	220,000	214,546
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	300,000	280,287
First Industrial LP 5.25%, 1/15/2031	1,653,000	1,669,794
Fiserv, Inc. 4.55%, 2/15/2031	1,302,000	1,274,476
Flash Compute LLC 7.25%, 12/31/2030 (a)	410,000	413,555
Flex Ltd. 5.38%, 11/13/2035	647,000	636,887
Florida Gas Transmission Co. LLC 5.75%, 7/15/2035 (a)	531,000	543,500
Freedom Mortgage Holdings LLC 8.38%, 4/1/2032 (a)	465,000	457,792
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	400,000	397,612
5.25%, 9/1/2029	300,000	302,703
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	255,000	232,111
Gabx Leasing LLC 4.63%, 4/15/2031 (a)	775,000	764,057
Gates Corp. 6.88%, 7/1/2029 (a)	345,000	353,525
Security Description	Principal Amount	Value
GATX Corp. 5.20%, 3/15/2044	$686,000	$630,791
GE HealthCare Technologies, Inc. 4.80%, 1/15/2031	1,265,000	1,273,020
GE Vernova, Inc. 5.50%, 2/4/2056	420,000	403,876
General Motors Financial Co., Inc. 4.60%, 1/8/2031	1,326,000	1,306,998
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,530,000	1,547,335
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	400,000	402,136
Getty Images, Inc. 10.50%, 11/15/2030 (a)	680,000	613,992
GFL Environmental Holdings U.S., Inc. 5.50%, 2/1/2034 (a)	1,695,000	1,663,202
Global Payments, Inc. 5.55%, 11/15/2035	632,000	607,712
GLP Capital LP/GLP Financing II, Inc. 5.63%, 3/1/2036	1,082,000	1,052,288
Goat Holdco LLC 6.75%, 2/1/2032 (a)	655,000	662,388
Goldman Sachs Group, Inc.:
SOFR + 0.96%, 4.52%, 1/21/2032 (c)	199,000	196,019
SOFR + 1.06%, 4.37%, 10/21/2031 (c)	1,319,000	1,293,161
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	1,232,000	1,236,066
VRN, 5 yr. CMT + 2.46%, 6.85%, 2/10/2030 (c)	599,000	609,764
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	250,000	223,933
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	185,000	102,229
Graham Holdings Co. 5.63%, 12/1/2033 (a)	1,150,000	1,124,401
Gray Media, Inc.:
7.25%, 8/15/2033 (a)	610,000	614,459
9.63%, 7/15/2032 (a)	345,000	345,276
Griffon Corp. 5.75%, 3/1/2028	950,000	945,003
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	665,000	642,822
6.38%, 1/15/2030 (a)	350,000	353,101
Guardian Life Global Funding 4.80%, 4/28/2030 (a)	1,126,000	1,133,488
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	545,000	557,688
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	485,000	494,719
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Herc Holdings, Inc.:
5.75%, 3/15/2031 (a)	$255,000	$251,300
6.00%, 3/15/2034 (a)	255,000	246,412
7.00%, 6/15/2030 (a)	365,000	374,567
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	365,000	363,722
Hightower Holding LLC 6.75%, 4/15/2029 (a)	610,000	597,434
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%, 2/15/2035 (a)	295,000	294,168
Hilton Domestic Operating Co., Inc. 5.75%, 9/15/2033 (a)	770,000	767,467
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (a)	1,122,000	1,113,147
HUB International Ltd. 7.25%, 6/15/2030 (a)	450,000	462,019
Hubbell, Inc. 4.80%, 11/15/2035	744,000	724,448
Huntington Bancshares, Inc. 5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	1,573,000	1,348,895
Hyundai Capital America 5.30%, 1/8/2029 (a)	2,084,000	2,111,863
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	345,000	338,117
iHeartCommunications, Inc. 9.13%, 5/1/2029 (a)	155,000	140,694
Illumina, Inc. 4.75%, 12/12/2030	1,049,000	1,043,566
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	100,000	99,978
Industrial F&B Investments III, Inc. 7.75%, 2/11/2033 (a)	315,000	318,204
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	765,000	751,031
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (a)	240,000	185,914
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.00%, 5/1/2028 (a)	475,000	442,643
IQVIA, Inc. 6.25%, 6/1/2032 (a)	475,000	482,225
Iron Mountain, Inc. 7.00%, 2/15/2029 (a)	470,000	479,221
Jabil, Inc. 4.75%, 2/1/2033	547,000	532,176
Jacobs Solutions, Inc. 5.38%, 3/3/2036	2,209,000	2,150,881
Security Description	Principal Amount	Value
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
5.63%, 3/10/2037 (a)(b)	$412,000	$412,531
6.25%, 3/1/2056	1,281,000	1,253,612
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	225,000	212,639
JPMorgan Chase & Co.:
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	660,000	649,737
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	1,061,000	1,079,801
SOFR + 1.44%, 5.10%, 4/22/2031 (c)	1,248,000	1,270,564
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	2,274,000	2,298,718
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	814,000	824,867
K Hovnanian Enterprises, Inc. 8.00%, 4/1/2031 (a)	320,000	317,309
Kentucky Utilities Co. 5.85%, 8/15/2055	532,000	529,510
Kinder Morgan Energy Partners LP Series MTN, 6.95%, 1/15/2038	571,000	637,710
Kodiak Gas Services LLC:
6.50%, 10/1/2033 (a)	205,000	206,753
6.75%, 10/1/2035 (a)	205,000	208,223
7.25%, 2/15/2029 (a)	560,000	580,294
Kroger Co. 5.65%, 9/15/2064	1,278,000	1,187,390
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	2,373,000	1,660,625
Laboratory Corp. of America Holdings 4.80%, 10/1/2034	2,554,000	2,487,596
Lamar Media Corp. 5.38%, 11/1/2033 (a)	1,170,000	1,151,409
LBM Acquisition LLC:
6.25%, 1/15/2029 (a)	150,000	109,845
9.50%, 6/15/2031 (a)	215,000	187,061
Level 3 Financing, Inc. 6.88%, 6/30/2033 (a)	695,000	707,698
LFS Topco LLC 8.75%, 7/15/2030 (a)	355,000	338,734
Life Time, Inc. 6.00%, 11/15/2031 (a)	1,525,000	1,537,978
LifePoint Health, Inc. 10.00%, 6/1/2032 (a)	355,000	362,881
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (a)	385,000	376,934
7.25%, 11/15/2029 (a)	505,000	515,575
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	495,000	505,751
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Lockheed Martin Corp. 5.00%, 8/15/2035	$1,273,000	$1,283,490
Lowe's Cos., Inc. 5.63%, 4/15/2053	634,000	598,699
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	361,281
Madison IAQ LLC 5.88%, 6/30/2029 (a)	1,500,000	1,473,585
Marriott International, Inc.:
4.50%, 10/15/2031	1,291,000	1,275,792
5.35%, 3/15/2035	1,258,000	1,265,586
Mars, Inc. 5.70%, 5/1/2055 (a)	1,282,000	1,249,706
Marsh & McLennan Cos., Inc. 4.95%, 3/15/2036	1,308,000	1,295,352
Marvell Technology, Inc. 5.95%, 9/15/2033	2,323,000	2,447,257
MasTec, Inc. 5.90%, 6/15/2029	1,223,000	1,263,078
Matador Resources Co.:
6.00%, 4/15/2034 (a)	495,000	491,584
6.50%, 4/15/2032 (a)	400,000	404,256
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	771,543
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	395,000	369,305
Mattel, Inc. 5.00%, 11/17/2030	515,000	512,559
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	215,000	212,979
McAfee Corp. 7.38%, 2/15/2030 (a)	150,000	123,737
McDonald's Corp. 5.45%, 8/14/2053	1,232,000	1,167,788
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	265,000	262,146
7.38%, 9/1/2031 (a)	450,000	459,639
Medline Borrower LP 5.25%, 10/1/2029 (a)	2,416,000	2,394,353
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	160,000	163,042
Merck & Co., Inc. 5.70%, 9/15/2055	1,584,000	1,572,627
MetLife, Inc. Series G, VRN, 5 yr. CMT + 2.08%, 6.35%, 3/15/2055 (c)	1,058,000	1,071,415
Michaels Cos., Inc. 8.50%, 3/15/2033 (a)	480,000	467,419
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	445,000	431,815
Security Description	Principal Amount	Value
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	$510,000	$488,264
Molex Electronic Technologies LLC 5.25%, 4/30/2032 (a)	1,392,000	1,409,511
Morgan Stanley:
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,211,000	1,237,884
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	614,000	629,313
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	663,000	656,105
SOFR + 1.18%, 5.07%, 1/30/2037 (c)	759,000	743,387
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	1,320,000	1,293,970
Motorola Solutions, Inc. 5.20%, 8/15/2032	1,050,000	1,064,826
MPLX LP 5.30%, 4/1/2036	672,000	662,592
Nabors Industries, Inc.:
7.63%, 11/15/2032 (a)	520,000	532,137
9.13%, 1/31/2030 (a)	365,000	383,089
National Fuel Gas Co. 5.95%, 3/15/2035	526,000	544,904
Navient Corp.:
5.00%, 3/15/2027	205,000	200,166
7.88%, 6/15/2032	200,000	178,982
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	205,000	199,137
6.25%, 9/15/2033 (a)	205,000	199,088
Neptune Bidco U.S., Inc. 10.38%, 5/15/2031 (a)	510,000	515,758
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	560,000	623,784
Newell Brands, Inc. 6.38%, 5/15/2030	460,000	442,962
Nexstar Media, Inc.:
6.50%, 9/15/2033 (a)	1,115,000	1,123,630
7.25%, 4/15/2034 (a)(b)	250,000	250,545
NextEra Energy Capital Holdings, Inc. 5.90%, 3/15/2055	1,266,000	1,244,794
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	210,000	216,489
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	1,346,000	1,238,010
NiSource, Inc.:
5.35%, 4/1/2034	1,057,000	1,075,497
5.85%, 4/1/2055	1,057,000	1,025,914
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	582,000	597,475
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Nissan Motor Acceptance Co. LLC 5.63%, 9/29/2028 (a)	$360,000	$352,739
Northrop Grumman Corp.:
4.03%, 10/15/2047	785,000	617,332
5.20%, 6/1/2054	2,136,000	1,968,687
Novartis Capital Corp. 5.70%, 3/18/2056	1,363,000	1,371,696
Novelis Corp. 6.88%, 1/30/2030 (a)	230,000	232,024
NRG Energy, Inc.:
5.75%, 1/15/2034 (a)	160,000	158,184
6.00%, 2/1/2033 (a)	425,000	426,509
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/2033 (a)(b)	525,000	543,727
8.75%, 7/1/2034 (a)(b)	295,000	308,502
Olin Corp. 6.63%, 4/1/2033 (a)	260,000	254,225
Olympus Water U.S. Holding Corp.:
6.75%, 8/1/2032 (a)	500,000	476,410
7.25%, 2/15/2033 (a)	430,000	410,990
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	729,000	641,010
3.38%, 2/1/2031	690,000	638,022
OneMain Finance Corp.:
6.13%, 5/15/2030	445,000	434,876
6.50%, 3/15/2033	510,000	487,988
7.50%, 5/15/2031	340,000	343,424
ONEOK, Inc. 4.55%, 7/15/2028	673,000	673,734
O'Reilly Automotive, Inc.:
5.00%, 8/19/2034	680,000	673,384
5.75%, 11/20/2026	564,000	568,269
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 2/15/2031 (a)	415,000	432,986
Owens Corning 5.70%, 6/15/2034	1,145,000	1,184,720
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	405,000	405,644
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 2/1/2030 (a)	575,000	581,917
Paychex, Inc. 5.35%, 4/15/2032	2,503,000	2,515,966
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	120,000	119,676
Penn Entertainment, Inc. 6.75%, 4/1/2031 (a)	400,000	388,620
Security Description	Principal Amount	Value
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	$310,000	$294,004
6.88%, 5/15/2032 (a)	245,000	236,472
7.88%, 12/15/2029 (a)	340,000	348,466
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (a)	2,492,000	2,528,782
Performance Food Group, Inc. 5.63%, 3/1/2034 (a)	305,000	294,819
Permian Resources Operating LLC 6.25%, 2/1/2033 (a)	961,000	978,596
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (a)	595,000	599,873
10.00%, 9/15/2033 (a)	755,000	753,052
Philip Morris International, Inc.:
5.25%, 2/13/2034	1,160,000	1,182,110
5.38%, 2/15/2033	1,235,000	1,269,358
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	1,265,000	1,299,244
PNC Financial Services Group, Inc.:
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	845,000	851,616
VRN, 5 yr. CMT + 1.17%, 5.42%, 1/25/2041 (c)	551,000	540,724
Post Holdings, Inc.:
6.25%, 10/15/2034 (a)	55,000	53,851
6.38%, 3/1/2033 (a)	535,000	527,836
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,160,000	1,162,088
Progressive Corp. 5.15%, 3/26/2036	1,323,000	1,326,255
PSEG Power LLC 5.20%, 5/15/2030 (a)	871,000	884,239
Qnity Electronics, Inc. 6.25%, 8/15/2033 (a)	275,000	279,001
Qorvo, Inc. 3.38%, 4/1/2031 (a)	848,000	766,863
Quest Diagnostics, Inc. 5.00%, 12/15/2034	1,189,000	1,180,415
Quikrete Holdings, Inc. 6.75%, 3/1/2033 (a)	685,000	695,789
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	960,000	979,344
Radiate Holdco LLC/Radiate Finance, Inc. 2025 First Lien First Out Term Loan, 4.50%, 9/15/2026 (a)	90,000	86,418
Radiology Partners, Inc.:
8.50%, 7/15/2032 (a)	570,000	578,561
9.78%, 2/15/2030 (a)	230,351	210,078
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp.:
5.75%, 3/15/2034 (a)	$495,000	$488,540
6.50%, 6/15/2033 (a)	585,000	595,255
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	375,000	374,460
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	920,000	916,053
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	350,000	353,433
6.38%, 8/1/2033 (a)	350,000	353,654
Rollins, Inc. 5.25%, 2/24/2035	1,339,000	1,335,452
Roper Technologies, Inc. 4.25%, 9/15/2028	774,000	769,720
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	632,000	634,389
5.38%, 1/15/2036	547,000	537,603
Royalty Pharma PLC 5.95%, 9/25/2055	780,000	759,143
Sabra Health Care LP 3.20%, 12/1/2031	1,477,000	1,333,554
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	109,000	93,235
10.75%, 3/15/2030 (a)	160,000	132,878
Select Medical Corp. 6.25%, 12/1/2032 (a)	400,000	380,200
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	475,000	433,081
5.50%, 12/15/2027	115,000	115,140
8.88%, 6/15/2032	255,000	252,246
Sirius XM Radio LLC:
5.50%, 7/1/2029 (a)	1,025,000	1,020,305
5.88%, 4/15/2032 (a)	390,000	387,110
SM Energy Co. 7.00%, 8/1/2032 (a)	410,000	418,589
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	710,000	700,088
Solventum Corp. 5.40%, 3/1/2029	448,000	458,636
Sonoco Products Co.:
4.60%, 9/1/2029	322,000	321,201
5.00%, 9/1/2034	322,000	315,177
Southern Co. Series 2025, VRN, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (c)	408,000	418,718
Southern Co. Gas Capital Corp. Series A, 4.05%, 9/15/2028	430,000	426,698
Southern Natural Gas Co. LLC 5.45%, 8/1/2035 (a)	664,000	674,166
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	528,000	528,201
Security Description	Principal Amount	Value
Standard Building Solutions, Inc.:
5.88%, 3/15/2034 (a)	$510,000	$493,308
6.50%, 8/15/2032 (a)	950,000	954,721
Staples, Inc. 10.75%, 9/1/2029 (a)	450,000	417,942
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	160,000	148,842
Starwood Property Trust, Inc.:
5.25%, 10/15/2028 (a)	615,000	609,816
6.00%, 4/15/2030 (a)	355,000	354,911
7.25%, 4/1/2029 (a)	330,000	340,022
Starz Capital Holdings LLC 5.50%, 4/15/2029 (a)	70,000	57,050
Station Casinos LLC 6.63%, 3/15/2032 (a)	770,000	774,697
Store Capital LLC 4.95%, 2/11/2031 (a)	228,000	226,144
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	300,000	281,712
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	410,000	370,345
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	630,000	624,311
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	95,000	18,810
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	305,000	302,926
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.75%, 3/15/2034 (a)	205,000	205,841
7.38%, 2/15/2029 (a)	595,000	611,553
Targa Resources Corp. 4.35%, 1/15/2029	677,000	674,042
Taylor Morrison Communities, Inc. 5.75%, 11/15/2032 (a)	770,000	771,963
Tenet Healthcare Corp.:
5.50%, 11/15/2032 (a)	130,000	128,818
6.00%, 11/15/2033 (a)	130,000	131,693
6.13%, 6/15/2030	565,000	569,633
Textron, Inc. 5.50%, 5/15/2035	1,209,000	1,229,553
T-Mobile USA, Inc. 5.50%, 1/15/2055	3,171,000	2,918,747
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	2,497,000	2,536,528
TransDigm, Inc.:
6.25%, 1/31/2034 (a)	310,000	313,382
6.38%, 5/31/2033 (a)	660,000	658,112
6.75%, 1/31/2034 (a)	310,000	314,151
6.88%, 12/15/2030 (a)	565,000	579,379
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Transocean International Ltd. 7.88%, 10/15/2032 (a)	$155,000	$164,726
Travelers Cos., Inc. 4.60%, 8/1/2043	719,000	635,625
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	230,000	223,795
Tronox, Inc. 9.13%, 9/30/2030 (a)	125,000	124,815
Truist Financial Corp.:
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	1,167,000	1,182,801
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	530,000	563,093
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	770,000	768,190
Uber Technologies, Inc. 4.80%, 9/15/2034	2,450,000	2,396,173
UKG, Inc. 6.88%, 2/1/2031 (a)	1,195,000	1,171,518
United Airlines Holdings, Inc.:
4.88%, 3/1/2029	545,000	534,749
5.38%, 3/1/2031	2,520,000	2,468,038
United Airlines, Inc. 4.63%, 4/15/2029 (a)	1,874,000	1,837,082
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	1,478,000	1,478,961
United Rentals North America, Inc. 5.38%, 11/15/2033 (a)	1,185,000	1,154,356
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.63%, 6/15/2032 (a)	290,000	300,159
Series FEB, 8.63%, 6/15/2032 (a)	160,000	162,730
Uniti Services LLC 7.50%, 10/15/2033 (a)	510,000	530,053
Univision Communications, Inc. 8.50%, 7/31/2031 (a)	705,000	707,129
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	155,202
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a)	745,000	739,666
6.50%, 5/15/2032 (a)	205,000	207,325
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	375,000	383,974
8.38%, 6/1/2031 (a)	875,000	909,982
9.88%, 2/1/2032 (a)	175,000	187,982
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (a)	390,000	401,185
6.50%, 1/15/2034 (a)	410,000	427,458
7.50%, 5/1/2033 (a)	120,000	131,988
Veralto Corp.:
5.35%, 9/18/2028	413,000	421,727
5.45%, 9/18/2033	640,000	653,811
Security Description	Principal Amount	Value
VeriSign, Inc. 5.25%, 6/1/2032	$1,555,000	$1,568,202
Verisk Analytics, Inc. 5.25%, 6/5/2034	1,228,000	1,221,909
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	415,000	430,932
Verizon Communications, Inc. 5.75%, 11/30/2045	1,578,000	1,536,530
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	2,687,000	2,637,586
Vertiv Holdings Co. 5.80%, 3/15/2056	963,000	924,817
VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/1/2029 (a)	2,540,000	2,497,049
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a)	1,480,000	1,534,079
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	3,480,000	3,442,138
Viper Energy Partners LLC 4.90%, 8/1/2030	901,000	902,442
Virginia Electric & Power Co.:
5.55%, 8/15/2054	564,000	533,403
Series D, 5.60%, 9/15/2055	651,000	619,876
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	1,330,000	1,298,678
6.88%, 4/15/2032 (a)	305,000	315,608
7.75%, 10/15/2031 (a)	325,000	340,493
VoltaGrid LLC 7.38%, 11/1/2030 (a)	410,000	423,067
Voyager Parent LLC 9.25%, 7/1/2032 (a)	740,000	770,510
VSP Optical Group, Inc. 5.45%, 12/1/2035 (a)	465,000	455,598
VT Topco, Inc. 8.50%, 8/15/2030 (a)	290,000	294,634
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	405,000	394,211
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	1,505,000	1,538,862
Waste Connections, Inc. 5.25%, 9/1/2035	1,052,000	1,072,724
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	530,000	544,882
Wayfair LLC:
6.75%, 11/15/2032 (a)	510,000	513,805
7.25%, 10/31/2029 (a)	275,000	280,987
WBI Operating LLC 6.50%, 10/15/2033 (a)	595,000	590,639
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	715,000	728,606
WEC Energy Group, Inc. VRN, 5 yr. CMT + 1.91%, 5.63%, 5/15/2056 (c)	913,000	896,201
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co.:
SOFR + 1.34%, 4.89%, 9/15/2036 (c)	$2,708,000	$2,634,126
SOFR + 1.50%, 5.15%, 4/23/2031 (c)	2,583,000	2,626,859
WESCO Distribution, Inc.:
5.50%, 4/15/2034 (a)	430,000	423,825
6.38%, 3/15/2033 (a)	210,000	214,097
Western Midstream Operating LP 5.50%, 12/15/2035	676,000	664,772
Westinghouse Air Brake Technologies Corp. 4.90%, 5/29/2030	2,526,000	2,552,498
Whirlpool Corp. 6.50%, 6/15/2033	350,000	332,679
Williams Cos., Inc. 5.95%, 3/15/2056	1,289,000	1,269,085
Willis North America, Inc. 4.55%, 3/15/2031	734,000	724,223
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	350,000	366,604
Workday, Inc. 3.80%, 4/1/2032	632,000	586,648
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	580,000	532,626
WULF Compute LLC 7.75%, 10/15/2030 (a)	320,000	338,150
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	585,000	571,720
XHR LP:
4.88%, 6/1/2029 (a)	1,125,000	1,090,091
6.63%, 5/15/2030 (a)	2,395,000	2,420,579
XPO, Inc. 7.13%, 6/1/2031 (a)	680,000	700,733
Zoetis, Inc.:
4.15%, 8/17/2028	1,277,000	1,272,888
4.70%, 2/1/2043	515,000	459,086
		380,607,959
VIETNAM — 0.0% *
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	637,319	626,631
TOTAL CORPORATE BONDS & NOTES (Cost $521,937,830)		517,634,649
ASSET-BACKED SECURITIES — 9.9%
AASET Ltd. Series 2024-2A, Class A, ABS, 5.93%, 9/16/2049 (a)	2,936,133	2,957,761
Security Description	Principal Amount	Value
AASET MT-1 Ltd. Series 2025-3A, Class B, ABS, 5.73%, 2/16/2050 (a)	$3,431,980	$3,379,064
AASET Trust Series 2024-1A, Class B, 6.90%, 5/16/2049 (a)	411,265	417,144
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 4.09%, 7/25/2036 (c)	8,130,839	1,904,293
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.67%, 4.35%, 2/25/2037 (c)	2,484,792	994,786
Affirm Asset Securitization Trust Series 2025-X1, Class B, ABS, 5.19%, 4/15/2030 (a)	3,500,000	3,506,190
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates:
Series 2002-D, Class M1, ABS, 1 mo. USD Term SOFR - 3.86%, 3.24%, 2/25/2033 (c)	2,391,626	2,119,219
Series 2004-FR1, Class M5, 3.69%, 5/25/2034 (f)	4,804,032	3,566,363
AMSR Trust:
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	11,795,029
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (a)	6,800,000	6,695,154
Anthelion CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.50%, 5.17%, 7/20/2036 (a)(c)	4,000,000	3,991,476
APIDOS CLO XLI Ltd. Series 2022-41A, Class D1R, 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/20/2037 (a)(c)	1,000,000	1,002,352
Apidos CLO XXXIX Ltd. Series 2022-39A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.23%, 4.90%, 10/21/2038 (a)(c)	1,000,000	999,902
APL Finance DAC Series 2025-1A, Class B, 5.28%, 3/20/2036 (a)	1,852,000	1,855,179
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 3.97%, 7/25/2036 (c)	16,665,247	4,153,646
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
AutoNation Finance Trust Series 2025-1A, Class C, ABS, 5.19%, 12/10/2030 (a)	$3,250,000	$3,291,359
Avant Loans Funding Trust Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	3,000,000	3,027,962
Bain Capital Credit CLO Ltd.:
Series 2019-4A, Class A1RR, ABS, 3 mo. USD Term SOFR + 0.99%, 4.66%, 4/23/2035 (a)(c)	2,000,000	1,996,508
Series 2021-1A, Class AR, ABS, 3 mo. USD Term SOFR + 0.94%, 4.61%, 4/18/2034 (a)(c)	2,000,000	1,993,532
Series 2021-3A, Class AR, ABS, 3 mo. USD Term SOFR + 1.06%, 4.73%, 7/24/2034 (a)(c)	2,500,000	2,493,803
Series 2021-6A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.09%, 4.76%, 10/21/2034 (a)(c)	1,000,000	998,930
Series 2023-2A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.32%, 4.99%, 7/18/2038 (a)(c)	2,000,000	2,001,810
Series 2024-4A, Class D1, 3 mo. USD Term SOFR + 3.10%, 6.77%, 10/23/2037 (a)(c)	500,000	496,317
Series 2025-3A, Class D1, ABS, 3 mo. USD Term SOFR + 2.85%, 6.52%, 7/23/2038 (a)(c)	1,000,000	995,242
Bayswater Park CLO Ltd. Series 2023-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.21%, 4.88%, 1/20/2039 (a)(c)	3,500,000	3,490,581
Benefit Street Partners CLO 46 Ltd. Series 2025-46A, Class A, ABS, 3 mo. USD Term SOFR + 1.21%, 4.88%, 1/25/2039 (a)(c)	2,000,000	1,996,062
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class D1R2, ABS, 3 mo. USD Term SOFR + 3.10%, 6.77%, 10/20/2037 (a)(c)	1,000,000	994,980
Benefit Street Partners CLO XXXII Ltd. Series 2023-32A, Class AR, ABS, 3 mo. USD Term SOFR + 1.21%, 4.88%, 10/25/2038 (a)(c)	5,000,000	4,989,475
Security Description	Principal Amount	Value
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A, Class D1, ABS, 3 mo. USD Term SOFR + 2.85%, 6.52%, 1/25/2038 (a)(c)	$1,000,000	$983,030
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	3,101,100	2,959,144
BlueMountain CLO XXIII Ltd. Series 2018-23A, Class D1R, 3 mo. USD Term SOFR + 3.85%, 7.52%, 7/20/2037 (a)(c)	1,000,000	999,939
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 4.15%, 10/25/2036 (c)	14,442,764	9,848,284
Brant Point CLO Ltd. Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.10%, 6.77%, 10/20/2037 (a)(c)	500,000	491,769
Business Jet Securities LLC Series 2024-2A, Class B, ABS, 5.75%, 9/15/2039 (a)	2,340,332	2,320,333
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 6.93%, 7/15/2030 (a)(c)	1,000,000	998,453
Series 2021-1A, Class DR, ABS, 3 mo. USD Term SOFR + 2.90%, 6.57%, 4/15/2034 (a)(c)	2,000,000	1,932,018
Canyon CLO Ltd. Series 2020-1A, Class DR2, ABS, 3 mo. USD Term SOFR + 3.10%, 6.77%, 7/15/2034 (a)(c)	1,000,000	968,141
Carlyle Global Market Strategies CLO Ltd. Series 2016-3A, Class DRRR, ABS, 3 mo. USD Term SOFR + 2.85%, 6.52%, 7/20/2034 (a)(c)	1,000,000	971,831
Carlyle U.S. CLO Ltd.:
Series 2021-8A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.27%, 4.94%, 10/15/2038 (a)(c)	3,000,000	3,000,909
Series 2022-5A, Class D1R, 3 mo. USD Term SOFR + 3.15%, 6.82%, 10/15/2037 (a)(c)	500,000	493,638
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-3A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.23%, 4.90%, 10/15/2038 (a)(c)	$2,500,000	$2,498,762
Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/25/2036 (a)(c)	1,000,000	966,800
Series 2025-5A, Class D1, ABS, 3 mo. USD Term SOFR + 2.60%, 6.25%, 1/15/2039 (a)(c)	2,000,000	1,972,656
Carvana Auto Receivables Trust Series 2025-P2, Class B, ABS, 5.11%, 7/10/2031	1,200,000	1,215,312
CBAM Ltd. Series 2017-1A, Class AR2, ABS, 3 mo. USD Term SOFR + 1.39%, 5.06%, 1/20/2038 (a)(c)	700,000	700,923
Cedar Funding XIX CLO Ltd. Series 2024-19A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 6.67%, 1/23/2038 (a)(c)	1,000,000	1,001,705
Chase Auto Owner Trust Series 2024-5A, Class A4, ABS, 4.15%, 3/25/2030 (a)	5,250,000	5,255,505
CIFC Funding Ltd.:
Series 2018-2A, Class D1R, 3 mo. USD Term SOFR + 3.05%, 6.72%, 10/20/2037 (a)(c)	1,000,000	1,001,119
Series 2020-3A, Class A1R2, ABS, 3 mo. USD Term SOFR + 1.21%, 4.88%, 10/20/2038 (a)(c)	2,750,000	2,743,125
Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.75%, 6.42%, 1/15/2038 (a)(c)	1,000,000	992,042
Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.91%, 5.58%, 10/15/2034 (a)(c)	1,000,000	999,300
Cloud Capital Holdco LP Series 2024-2A, Class A2, ABS, 5.92%, 11/22/2049 (a)	2,000,000	1,996,481
Clover CLO LLC:
Series 2018-1A, Class A1RR, 3 mo. USD Term SOFR + 1.53%, 5.20%, 4/20/2037 (a)(c)	500,000	500,031
Series 2021-3A, Class DR, ABS, 3 mo. USD Term SOFR + 2.55%, 6.22%, 1/25/2035 (a)(c)	1,000,000	953,096
Security Description	Principal Amount	Value
Compass Datacenters Issuer II LLC Series 2024-2A, Class B2, 6.00%, 8/25/2049 (a)	$250,000	$245,215
Crown City CLO I Series 2020-1A, Class A1RR, ABS, 3 mo. USD Term SOFR + 1.37%, 5.04%, 7/20/2038 (a)(c)	2,000,000	2,000,548
CyrusOne Data Centers Issuer I LLC:
Series 2023-1A, Class A2, 4.30%, 4/20/2048 (a)	1,000,000	981,018
Series 2024-2A, Class A2, 4.50%, 5/20/2049 (a)	2,250,000	2,188,243
DataBank Issuer II LLC Series 2025-1A, Class A2, ABS, 5.18%, 9/27/2055 (a)	3,500,000	3,403,692
DataBank Issuer LLC Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	4,000,000	3,967,719
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 5.33%, 1/15/2031 (a)(c)	1,626,877	1,620,044
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.28%, 7/15/2035 (a)(c)	1,500,000	1,437,795
Eldridge CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.33%, 5.25%, 10/20/2038 (a)(c)	1,000,000	1,000,672
Elmwood CLO XII Ltd. Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.10%, 6.77%, 10/15/2037 (a)(c)	1,000,000	978,067
Empower CLO Ltd.:
Series 2022-1A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/20/2037 (a)(c)	1,000,000	969,341
Series 2023-2A, Class AR, ABS, 3 mo. USD Term SOFR + 1.32%, 4.99%, 10/15/2038 (a)(c)	1,000,000	1,000,800
Exeter Automobile Receivables Trust Series 2025-1A, Class A3, ABS, 4.67%, 8/15/2028	833,148	833,986
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 4.07%, 3/25/2037 (c)	7,879,002	4,044,729
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2028 (a)(c)	$3,000,000	$2,964,314
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a)(c)	2,650,000	2,548,497
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a)(f)	779,269	768,438
Gilead Aviation LLC Series 2025-1A, Class A, ABS, 5.79%, 3/15/2050 (a)	2,004,309	2,018,730
GLS Auto Select Receivables Trust Series 2024-4A, Class C, ABS, 4.75%, 11/15/2030 (a)	3,700,000	3,705,354
GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A, Class AR, ABS, 3 mo. USD Term SOFR + 1.28%, 4.95%, 1/20/2039 (a)(c)	1,000,000	1,000,000
GoldenTree Loan Management U.S. CLO 27 Ltd. Series 2025-27A, Class D, ABS, 3 mo. USD Term SOFR + 2.60%, 6.32%, 1/20/2039 (a)(c)	1,000,000	987,201
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,166,985	1,211,292
GreenSky Home Improvement Issuer Trust Series 2025-3A, Class E, ABS, 7.83%, 12/27/2060 (a)	3,107,000	3,158,910
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,065,805	693,985
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 4.39%, 3/25/2037 (c)	5,164,474	1,950,704
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,572,500	1,553,398
Hilton Grand Vacations Trust Series 2025-3EXT, Class B, ABS, 4.90%, 10/25/2044 (a)	3,104,084	3,086,183
Horizon Aircraft Finance IV Ltd. Series 2024-1, Class A, ABS, 5.38%, 9/15/2049 (a)	2,312,500	2,291,002
ICG U.S. CLO I Ltd. Series 2023-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.38%, 5.05%, 7/18/2038 (a)(c)	1,000,000	1,001,078
Security Description	Principal Amount	Value
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	$476,179	$475,512
Katayma CLO II Ltd. Series 2024-2A, Class D, ABS, 3 mo. USD Term SOFR + 4.50%, 8.17%, 4/20/2037 (a)(c)	730,000	729,112
Kennedy Lewis CLO 12 Ltd. Series 2023-12A, Class AR, ABS, 3 mo. USD Term SOFR + 1.33%, 5.00%, 7/20/2038 (a)(c)	1,500,000	1,501,319
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 5.78%, 4/20/2031 (a)(c)	1,435,000	1,430,839
Lewey Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 2.95%, 6.62%, 10/21/2037 (a)(c)	1,000,000	978,329
Lodi Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 3.00%, 6.67%, 7/21/2037 (a)(c)	500,000	490,155
Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class B, ABS, 3.43%, 10/15/2046 (a)	650,902	620,091
Madison Park Funding LXIII Ltd. Series 2023-63A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.40%, 5.07%, 7/21/2038 (a)(c)	3,000,000	3,003,000
Magnetite XLII Ltd. Series 2024-42A, Class D1, ABS, 3 mo. USD Term SOFR + 2.80%, 6.47%, 1/25/2038 (a)(c)	500,000	498,349
Magnetite XXIII Ltd. Series 2019-23A, Class AR2, ABS, 3 mo. USD Term SOFR + 0.99%, 4.64%, 1/25/2035 (a)(c)	500,000	498,853
Magnetite XXXIII Ltd. Series 2022-33A, Class DR, ABS, 3 mo. USD Term SOFR + 3.00%, 6.67%, 10/20/2037 (a)(c)	1,000,000	1,000,238
Magnetite XXXV Ltd. Series 2022-35A, Class A1RR, ABS, 3 mo. USD Term SOFR + 1.20%, 4.92%, 1/25/2039 (a)(c)	5,000,000	4,991,500
MAPS Trust Series 2026-1A, Class A, ABS, 5.20%, 1/15/2051 (a)	2,963,634	2,894,887
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Mariner Finance Issuance Trust Series 2024-BA, Class A, ABS, 4.91%, 11/20/2038 (a)	$2,250,000	$2,258,313
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 3.99%, 7/25/2037 (c)	3,550,252	584,970
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 4.09%, 7/25/2037 (c)	4,913,747	811,084
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.27%, 3/25/2037 (c)	30,712,677	7,377,173
Milford Park CLO Ltd. Series 2022-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.16%, 4.83%, 1/20/2038 (a)(c)	1,500,000	1,493,990
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	227,587	219,498
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	379,312	364,017
OCP CLO Ltd.:
Series 2021-21A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.65%, 6.32%, 1/20/2038 (a)(c)	1,000,000	994,012
Series 2024-31A, Class AR, ABS, 3 mo. USD Term SOFR + 1.15%, 4.82%, 4/20/2039 (a)(c)	1,000,000	996,000
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.21%, 6.88%, 7/15/2030 (a)(c)	500,000	488,200
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.28%, 1/20/2035 (a)(c)	500,000	485,800
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR, ABS, 3 mo. USD Term SOFR + 0.99%, 4.66%, 7/20/2034 (a)(c)	2,000,000	1,996,000
Security Description	Principal Amount	Value
OHA Credit Funding 2 Ltd. Series 2019-2A, Class D1R2, ABS, 3 mo. USD Term SOFR + 2.70%, 6.37%, 1/21/2038 (a)(c)	$1,500,000	$1,489,067
Pagaya AI Debt Grantor Trust Series 2025-1, Class B, ABS, 5.63%, 7/15/2032 (a)	2,779,563	2,785,599
Palmer Square CLO Ltd. Series 2021-3A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.29%, 4.96%, 10/15/2038 (a)(c)	2,000,000	2,001,218
Peace Park CLO Ltd. Series 2021-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.25%, 4.92%, 10/20/2038 (a)(c)	2,000,000	1,997,000
PPM CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.51%, 7.18%, 7/15/2031 (a)(c)	500,000	500,241
Pretium Mortgage Credit Partners LLC Series 2025-NPL7, Class A1, ABS, 5.66%, 7/25/2055 (a)(f)	3,153,325	3,159,308
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,919,592	7,854,847
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (a)	2,547,761	2,537,217
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)	9,390,600	9,305,486
Series 2024-SFR3, Class B, 3.50%, 6/17/2041 (a)	25,000,000	23,841,773
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (a)(c)	2,800,000	2,632,728
RCKT Trust Series 2025-1A, Class A, ABS, 4.90%, 7/25/2034 (a)	2,891,879	2,898,342
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (f)	8,664,451	3,019,433
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class B, 5.75%, 9/15/2048 (a)	2,500,000	2,469,460
RR 8 Ltd. Series 2020-8A, Class A1A2, ABS, 3 mo. USD Term SOFR + 1.23%, 4.90%, 1/15/2039 (a)(c)	2,000,000	1,997,204
Sabey Data Center Issuer LLC Series 2022-1, Class A2, ABS, 5.00%, 6/20/2047 (a)	2,000,000	1,996,987
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.29%, 3.97%, 5/25/2037 (c)	$3,049,488	$1,817,317
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.51%, 4.19%, 5/25/2037 (c)	21,190,411	12,643,681
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.47%, 4.15%, 5/25/2037 (c)	27,154,482	21,028,204
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 6.95%, 7/15/2030 (a)(c)	1,080,000	1,080,023
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	1,220,337	1,220,337
SoFi Consumer Loan Program Trust:
Series 2025-2, Class B, ABS, 4.97%, 6/25/2034 (a)	5,500,000	5,527,191
Series 2025-3, Class B, ABS, 4.67%, 8/15/2034 (a)	3,126,000	3,124,740
Series 2025-4, Class D, ABS, 5.27%, 8/25/2035 (a)	3,700,000	3,685,479
Sound Point CLO XVIII Ltd. Series 2017-4A, Class C, 3 mo. USD Term SOFR + 2.76%, 6.43%, 1/21/2031 (a)(c)	1,500,000	1,475,625
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 5.88%, 7/26/2031 (a)(c)	500,000	499,628
Sound Point CLO XXIII Series 2019-2A, Class AR, ABS, 3 mo. USD Term SOFR + 1.43%, 5.10%, 7/15/2034 (a)(c)	850,000	849,044
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 10.40%, 7/15/2034 (a)(c)	1,000,000	710,279
Security Description	Principal Amount	Value
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 7.28%, 7/20/2034 (a)(c)	$500,000	$475,967
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 7.58%, 1/25/2032 (a)(c)	4,000,000	3,913,412
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 6.97%, 4/25/2035 (a)(c)	700,000	656,250
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	250,132	250,134
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA, Class C, ABS, 4.44%, 8/20/2030 (a)	3,600,000	3,574,759
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 4.13%, 12/25/2036 (c)	288,457	283,688
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	1,481,250	1,489,687
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,234,199	2,018,304
Switch ABS Issuer LLC:
Series 2024-2A, Class B, 6.20%, 6/25/2054 (a)	3,000,000	2,956,009
Series 2026-1A, Class A21, ABS, 5.61%, 3/27/2056 (a)	800,000	801,453
Textainer Marine Containers VII Ltd. Series 2024-1A, Class A, 5.25%, 8/20/2049 (a)	1,804,075	1,765,514
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	2,904,167	2,653,891
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,161,667	1,060,348
Trestles CLO VIII Ltd. Series 2025-8A, Class A1, ABS, 3 mo. USD Term SOFR + 1.33%, 5.00%, 6/11/2035 (a)(c)	1,000,000	1,000,436
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Tricon Residential Trust:
Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (a)	$9,958,612	$9,919,473
Series 2024-SFR3, Class C, 5.25%, 8/17/2041 (a)	5,850,000	5,818,134
Series 2025-SFR2, Class A, ABS, 5.20%, 8/17/2044 (a)	10,376,709	10,361,167
Trimaran CAVU Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 7.71%, 1/18/2035 (a)(c)	750,000	747,745
Upstart Securitization Trust:
Series 2025-2, Class B, ABS, 5.62%, 6/20/2035 (a)	3,500,000	3,509,864
Series 2025-4, Class A2, ABS, 4.56%, 11/20/2035 (a)	3,550,000	3,550,911
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 5.83%, 10/15/2030 (a)(c)	1,000,000	997,790
Series 2023-1A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.21%, 4.88%, 1/20/2039 (a)(c)	3,000,000	2,993,499
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.28%, 4.95%, 10/20/2038 (a)(c)	2,000,000	1,996,030
Warwick Capital CLO 6 Ltd. Series 2025-6A, Class A1, ABS, 3 mo. USD Term SOFR + 1.43%, 5.10%, 7/20/2038 (a)(c)	2,000,000	2,000,548
Washington Mutual Asset-Backed Certificates Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.55%, 4.23%, 2/25/2037 (c)	12,403,702	3,703,647
Wellfleet CLO Ltd. Series 2024-2A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 6.67%, 2/25/2038 (a)(c)	500,000	497,714
Wind River CLO Ltd.:
Series 2021-1A, Class D1R, 3 mo. USD Term SOFR + 3.95%, 7.62%, 7/20/2037 (a)(c)	1,000,000	1,001,199
Security Description	Principal Amount	Value
Series 2021-3A, Class D1AR, ABS, 3 mo. USD Term SOFR + 3.00%, 6.67%, 4/20/2038 (a)(c)	$1,000,000	$988,769
Zayo Issuer LLC Series 2025-1A, Class B, ABS, 6.09%, 3/20/2055 (a)	1,920,000	1,940,855
TOTAL ASSET-BACKED SECURITIES (Cost $429,324,726)		414,735,316
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
BRAZIL — 0.0% *
Brazil Government International Bonds 4.75%, 1/14/2050	1,100,000	794,192
CHILE — 0.0% *
Chile Government International Bonds 2.45%, 1/31/2031	400,000	365,253
COLOMBIA — 0.0% *
Colombia Government International Bonds 4.13%, 5/15/2051	1,500,000	906,225
DOMINICAN REPUBLIC — 0.0% *
Dominican Republic International Bonds:
4.50%, 1/30/2030	300,000	285,104
5.75%, 3/17/2034 (a)	200,000	190,408
5.95%, 1/25/2027	1,000,000	1,004,973
		1,480,485
GUATEMALA — 0.1%
Guatemala Government Bonds:
4.38%, 6/5/2027	600,000	594,386
4.88%, 2/13/2028	200,000	198,570
5.25%, 8/10/2029	1,600,000	1,595,090
		2,388,046
MEXICO — 0.1%
Mexico Government International Bonds:
4.50%, 4/22/2029	200,000	198,744
6.34%, 5/4/2053	2,000,000	1,859,138
		2,057,882
MOROCCO — 0.1%
Morocco Government International Bonds:
2.38%, 12/15/2027	1,200,000	1,151,254
3.00%, 12/15/2032	300,000	257,427
4.00%, 12/15/2050	200,000	137,117
5.95%, 3/8/2028	200,000	203,156
		1,748,954
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
PERU — 0.0% *
Fondo MIVIVIENDA SA 5.40%, 3/31/2031 (a)	$150,000	$150,007
Peru Government International Bonds 2.84%, 6/20/2030	800,000	743,416
		893,423
TRINIDAD AND TOBAGO — 0.0% *
Trinidad & Tobago Government International Bonds 6.50%, 1/28/2036 (a)	500,000	493,453
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,829,726)		11,127,913

	Shares
COMMON STOCKS — 0.0% *
FRANCE — 0.0% *
Luxco Co. Ltd. (d) (g)	3,217	54,302
NETHERLANDS — 0.0%
Stichting Administratiekantoor (d) (g)	972	—
TOTAL COMMON STOCKS (Cost $52,931)		54,302

	Principal Amount
SENIOR FLOATING RATE LOANS — 1.0%
ADVERTISING SERVICES — 0.0% *
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.78%, 8/23/2028 (c)	$250,000	251,000
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 8.76%, 2/3/2033 (c)	85,000	81,260
		332,260
AEROSPACE & DEFENSE — 0.1%
Air Comm Corp. LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.42%, 12/11/2031 (c)	325,819	327,041
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 5.67%, 10/31/2031 (c)	135,924	136,153
Security Description	Principal Amount	Value
2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 5.67%, 10/31/2031 (c)	$51,701	$51,788
Kaman Corp.:
2025 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.20%, 2/26/2032 (c)	7,061	7,072
2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.17%, 2/26/2032 (c)	380,915	381,498
TransDigm, Inc.:
2024 Term Loan L, 1 mo. USD Term SOFR + 2.50%, 6.17%, 1/19/2032 (c)	256,100	256,373
2025 Term Loan M, 1 mo. USD Term SOFR + 2.50%, 6.17%, 8/19/2032 (c)	233,825	234,083
2026 Term Loan N, 1 mo. USD Term SOFR + 2.50%, 6.17%, 2/13/2033 (c)	55,000	55,089
		1,449,097
AGRICULTURAL OPERATIONS — 0.0% *
Golden State Food LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.20%, 12/4/2031 (c)	197,802	198,313
APPAREL — 0.0% *
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.92%, 12/21/2028 (c)	29,550	29,523
AUTO PARTS & EQUIPMENT — 0.0% *
American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C, 3 mo. USD Term SOFR + 3.25%, 7.01%, 2/3/2033 (c)	113,850	113,566
Clarios Global LP, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 5/6/2030 (c)	403,863	403,106
DexKo Global, Inc., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.68%, 10/4/2028 (c)	80,153	78,720
		595,392
BEVERAGES — 0.0% *
Primo Brands Corp., 2026 Term Loan B (h)	135,000	135,379
BIOTECHNOLOGY — 0.0% *
BioMarin Pharmaceutical, Inc., Term Loan B (h)	145,000	144,819
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Genmab AS, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.70%, 12/13/2032 (c)	$102,375	$102,879
		247,698
BUILDING MATERIALS — 0.0% *
Chamberlain Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 9/8/2032 (c)	388,600	385,511
Cornerstone Building Brands, Inc.:
2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.02%, 4/12/2028 (c)	58,395	33,389
2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.17%, 5/15/2031 (c)	29,550	14,391
EMRLD Borrower LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.95%, 8/4/2031 (c)	216,712	216,600
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 6.42%, 3/28/2031 (c)	173,029	159,979
Quikrete Holdings, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 5.92%, 3/19/2029 (c)	141,021	141,061
		950,931
CHEMICALS — 0.0% *
ECO Services Operations Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.67%, 6/12/2031 (c)	119,477	119,722
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.68%, 3/15/2029 (c)	88,558	84,924
INEOS Quattro Holdings U.K. Ltd., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.25%, 7.92%, 10/7/2031 (c)	73,827	52,648
Ineos U.S. Finance LLC, 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 2/18/2030 (c)	67,837	59,484
Mativ Holdings, Inc., 2026 Term Loan B (h)	125,000	120,625
Natgasoline LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 9.17%, 3/29/2030 (c)	102,963	103,929
Security Description	Principal Amount	Value
Qnity Electronics, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 11/1/2032 (c)	$199,500	$199,500
		740,832
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 8/20/2032 (c)	228,850	229,136
APi Group DE, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.42%, 1/3/2029 (c)	85,000	85,058
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 1/31/2031 (c)	157,563	136,916
CompoSecure Holdings LLC, Term Loan, 1 mo. USD Term SOFR + 2.25%, 5.93%, 1/14/2033 (c)	175,000	174,892
Creative Artists Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 10/1/2031 (c)	29,713	29,729
Eagle Parent Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.95%, 4/2/2029 (c)	233,724	234,479
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.20%, 7/6/2029 (c)	228,927	229,930
First Advantage Holdings LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.45%, 10/31/2031 (c)	133,404	130,180
Garda World Security Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.42%, 2/1/2029 (c)	232,138	230,977
Grant Thornton Advisors LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 6/2/2031 (c)	450,709	421,882
Homeserve USA Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.68%, 10/21/2030 (c)	107,800	107,126
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ION Platform Finance U.S., Inc., USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.45%, 10/7/2032 (c)	$245,000	$198,245
Pye-Barker Fire & Safety LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 2.50%, 6.17%, 12/16/2032 (c)	104,400	104,679
Trans Union LLC, 2024 Term Loan B8, 3 mo. USD Term SOFR + 1.75%, 5.45%, 6/24/2031 (c)	108,075	107,699
United Talent Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.68%, 6/10/2032 (c)	84,150	84,360
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.70%, 12/2/2030 (c)	168,720	164,381
Vestis Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 2.25%, 5.92%, 2/22/2031 (c)	142,372	137,745
VT Topco, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.67%, 8/9/2030 (c)	82,838	80,602
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 1/30/2031 (c)	228,689	227,129
		3,115,145
COMPUTERS — 0.0% *
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.67%, 3/1/2029 (c)	92,736	83,115
CONSTRUCTION & ENGINEERING — 0.1%
Blackfin Pipeline LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.67%, 9/29/2032 (c)	129,675	130,546
Brown Group Holding LLC:
2022 Incremental Term Loan B2, 3 mo. USD Term SOFR + 2.50%, 6.17%, 7/1/2031 (c)	89,510	89,762
Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 7/1/2031 (c)	169,144	169,577
Construction Partners, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 11/3/2031 (c)	227,125	227,374
Security Description	Principal Amount	Value
DG Investment Intermediate Holdings 2, Inc.:
2025 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.17%, 7/29/2033 (c)	$30,000	$29,400
2025 Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.92%, 7/9/2032 (c)	374,062	374,296
Dycom Investments, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.42%, 1/27/2033 (c)	65,000	65,339
Green Infrastructure Partners, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.45%, 9/24/2032 (c)	330,000	330,000
Tecta America Corp., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 2/18/2032 (c)	243,163	242,573
		1,658,867
CONSTRUCTION MATERIALS — 0.0% *
OEP Glass Purchaser LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.70%, 3/7/2033 (c)	95,000	93,664
Quikrete Holdings, Inc.:
2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/10/2032 (c)	222,625	222,486
2025 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 5.92%, 4/14/2031 (c)	39,204	39,193
		355,343
CONTAINERS & PACKAGING — 0.0% *
BradyPlus Holdings LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.20%, 12/29/2032 (c)	50,000	49,313
Clydesdale Acquisition Holdings, Inc.:
2025 Term Loan B (h)	44,887	42,042
Term Loan B, 1 mo. USD Term SOFR + 3.18%, 6.84%, 4/13/2029 (c)	83,816	80,167
Graham Packaging Co., Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.92%, 1/26/2033 (c)	225,000	223,079
Pregis TopCo Corp., 2025 Refinancing Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.67%, 2/1/2029 (c)	113,353	113,353
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 7.45%, 9/15/2028 (c)	$128,794	$122,294
		630,248
DISTRIBUTION/WHOLESALE — 0.0% *
BCPE Empire Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 12/11/2030 (c)	388,141	382,965
Openlane, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.14%, 10/8/2032 (c)	144,637	144,818
Resideo Funding, Inc., 2025 Incremental Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.67%, 8/13/2032 (c)	194,025	193,782
VSE Corp., Term Loan B (h)	160,000	160,034
		881,599
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.75%, 11/1/2030 (c)	416,819	417,665
Astra Acquisition Corp., 2021 2nd Lien Term Loan , 10/25/2029 (c) (e)	124,962	325
Corpay Technologies Operating Co. LLC, Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 5.42%, 4/28/2028 (c)	59,250	59,281
CPI Holdco B LLC, 2025 Add-on Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 5/19/2031 (c)	272,389	270,934
Edelman Financial Center LLC:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.92%, 10/6/2028 (c)	130,000	129,057
2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.67%, 4/7/2028 (c)	178,195	178,230
Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.67%, 2/28/2031 (c)	249,878	238,634
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 9/15/2031 (c)	521,907	506,221
Security Description	Principal Amount	Value
HighTower Holdings LLC, 2025 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.41%, 2/3/2032 (c)	$401,962	$398,447
Pretzel Parent, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.17%, 10/1/2031 (c)	158,997	154,625
Victory Capital Holdings, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.70%, 9/23/2032 (c)	44,775	44,725
Virtus Investment Partners, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.92%, 9/27/2032 (c)	69,650	68,954
		2,467,098
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% *
Cyxtera DC Holdings, Inc., Term Loan B , 1/16/2027 (c) (d) (e)	81,729	—
GOGO Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.53%, 4/30/2028 (c)	123,944	108,824
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.78%, 3/11/2030 (c)	651,479	640,857
		749,681
ELECTRIC — 0.0% *
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.42%, 9/30/2031 (c)	350,269	349,812
Compass Power Generation LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 4/14/2029 (c)	255,255	257,123
Cornerstone Generation LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.92%, 8/11/2032 (c)	214,461	214,921
Lightning Power LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.92%, 8/18/2031 (c)	197,000	197,662
		1,019,518
ELECTRONICS — 0.0% *
MV Holding GmbH, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 3/17/2032 (c)	74,439	74,718
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Pinnacle Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.16%, 10/1/2032 (c)	$50,197	$50,315
Spectris PLC, USD Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.45%, 12/6/2032 (c)	69,825	70,043
		195,076
ENTERTAINMENT — 0.1%
Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/6/2031 (c)	632,725	616,116
Crown Finance U.S., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.17%, 12/2/2031 (c)	262,082	259,911
Delta 2 Lux SARL, 2024 Term Loan B1, 3 mo. USD Term SOFR + 1.75%, 5.45%, 9/30/2031 (c)	845,000	844,472
Live Nation Entertainment, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.68%, 10/21/2032 (c)	149,625	149,874
Motion Finco SARL, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.20%, 11/12/2029 (c)	239,706	210,856
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.95%, 8/1/2030 (c)	156,801	147,323
OVG Business Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.67%, 6/25/2031 (c)	292,635	293,001
Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 5/1/2031 (c)	152,895	150,792
TKO Worldwide Holdings LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.66%, 11/21/2031 (c)	179,249	179,361
Voyager Parent LLC, Repriced Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.95%, 7/1/2032 (c)	228,851	227,588
		3,079,294
ENVIRONMENTAL CONTROL — 0.0% *
Harsco Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.03%, 6/9/2028 (c)	193,206	192,964
Security Description	Principal Amount	Value
Madison IAQ LLC:
2025 Repriced Term Loan, 6 mo. USD Term SOFR + 2.75%, 6.38%, 11/8/2032 (c)	$85,936	$86,222
Term Loan, 6 mo. USD Term SOFR + 2.50%, 6.13%, 6/21/2028 (c)	366,616	366,949
		646,135
FOOD PRODUCTS — 0.0% *
Aspire Bakeries Holdings LLC, 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.67%, 12/23/2030 (c)	123,000	123,308
Froneri Lux Finco SARL, 2025 USD Term Loan B6, 6 mo. USD Term SOFR + 2.25%, 5.88%, 9/30/2032 (c)	627,971	617,026
Savor Acquisition, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 2/19/2032 (c)	215,332	215,870
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.42%, 5/1/2031 (c)	85,752	86,352
		1,042,556
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% *
Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.42%, 1/15/2031 (c)	590,113	592,143
Hologic, Inc., 2026 USD Term Loan B (h)	430,000	425,405
		1,017,548
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
ADMI Corp.:
2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 7.53%, 12/23/2027 (c)	61,539	57,877
2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 9.42%, 12/23/2027 (c)	106,185	101,805
Aveanna Healthcare LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.42%, 9/17/2032 (c)	333,786	334,016
Fortrea Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.50%3 mo. USD Term SOFR + 3.50%, 7.17%, 7/1/2030 (c)	13,799	13,323
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.42%, 5/19/2031 (c)	$214,905	$215,214
Pacific Dental Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.18%, 3/15/2031 (c)	89,549	89,717
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.20%, 6/30/2032 (c)	248,800	245,557
Select Medical Corp., 2026 Term Loan B (h)	220,000	219,725
Team Health Holdings, Inc., 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.66%, 6/30/2028 (c)	144,014	143,710
		1,420,944
HOLDING COMPANIES & DIVERSIFIED — 0.0% *
GC Ferry Acquisition I, Inc., Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.20%, 8/16/2032 (c)	68,162	67,310
HOME FURNISHINGS — 0.0% *
AI Aqua Merger Sub, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.16%, 7/31/2028 (c)	659,589	658,866
HOUSEHOLD PRODUCTS — 0.0% *
Lavender Dutch BorrowerCo BV, USD Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.95%, 12/30/2032 (c)	99,750	98,503
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% *
Talen Energy Supply LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 11/25/2032 (c)	144,638	144,922
INSURANCE — 0.1%
Acrisure LLC:
2024 1st Lien Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 6.67%, 11/6/2030 (c)	691,499	671,272
2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 6/21/2032 (c)	94,287	91,518
Alera Group, Inc.:
2025 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.18%, 5/30/2033 (c)	55,000	53,281
Security Description	Principal Amount	Value
2026 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 5/30/2032 (c)	$139,301	$135,398
AmWINS Group, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 1/30/2032 (c)	193,530	192,468
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.37%, 2/15/2031 (c)	196,381	192,086
Asurion LLC:
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.03%, 1/20/2029 (c)	33,364	33,201
2025 Term Loan B13, 1 mo. USD Term SOFR + 4.25%, 7.92%, 9/19/2030 (c)	159,061	157,470
OneDigital Borrower LLC, 2025 Repriced Term Loan (h)	269,315	261,067
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 7/31/2031 (c)	290,592	285,714
Trucordia Insurance Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 6/17/2032 (c)	89,338	82,638
		2,156,113
INTERNET & TELECOM — 0.0% *
CNT Holdings I Corp., 2025 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.17%, 11/8/2032 (c)	129,902	129,993
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 7.92%, 12/31/2031 (c)	259,971	174,506
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.75%, 8.42%, 3/15/2030 (c)	76,706	75,723
		380,222
LEISURE TIME — 0.0% *
Alterra Mountain Co.:
2025 Term Loan B8, 1 mo. USD Term SOFR + 2.50%, 6.17%, 5/31/2030 (c)	19,900	19,925
2025 Term Loan B9, 1 mo. USD Term SOFR + 2.50%, 6.17%, 8/17/2028 (c)	144,636	144,772
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
GBT U.S. III LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.67%, 7/25/2031 (c)	$212,911	$208,972
LC AHAB U.S. Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 5/1/2031 (c)	330,371	327,686
Life Time Fitness, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 2.00%, 5.67%, 11/5/2031 (c)	158,404	158,602
Sabre GLBL, Inc.:
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.00%, 9.77%, 11/15/2029 (c)	60,300	47,845
2024 Term Loan B2, 1 mo. USD Term SOFR + 6.00%, 9.77%, 11/15/2029 (c)	45,719	36,347
SGH2 LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.20%, 8/18/2032 (c)	114,425	112,709
		1,056,858
LODGING — 0.0% *
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 1/27/2029 (c)	429,675	422,156
MACHINERY — 0.0% *
Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.42%, 1/2/2033 (c)	195,000	195,926
Columbus McKinnon Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.20%, 2/3/2033 (c)	185,435	184,972
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.18%, 9/26/2031 (c)	103,608	103,781
TK Elevator Midco GmbH, 2025 USD Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.38%, 4/30/2030 (c)	249,375	250,189
		734,868
MACHINERY-CONSTRUCTION & MINING — 0.0% *
WEC U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 5.67%, 1/27/2031 (c)	404,072	403,820
Security Description	Principal Amount	Value
MEDIA — 0.1%
Altice France SA, 2025 USD Term Loan B14, 3 mo. USD Term SOFR + 6.88%, 10.55%, 5/31/2031 (c)	$200,422	$201,216
Cengage Learning, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 3/24/2031 (c)	512,529	503,132
CSC Holdings LLC, 2019 Term Loan B5, 3 mo. USD Term SOFR + 1.50%, 8.25%, 4/15/2027 (c)	88,949	78,608
DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.18%, 8/2/2029 (c)	90,539	90,909
iHeartCommunications, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.78%, 9.56%, 5/1/2029 (c)	74,062	65,140
NEP Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.17%, 10/17/2031 (c)	92,246	83,808
Nexstar Broadcasting, Inc.:
2025 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 6.17%, 6/28/2032 (c)	154,225	152,834
2026 Term Loan B7 (h)	270,000	267,300
Sunrise Financing Partnership, Term Loan AAA, 6 mo. USD Term SOFR + 2.47%, 6.10%, 2/15/2032 (c)	295,000	293,587
Townsquare Media, Inc., 2025 Term Loan, 6 mo. USD Term SOFR + 5.00%, 8.59%, 2/19/2030 (c)	68,234	50,075
Univision Communications, Inc.:
2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.95%, 6/24/2029 (c)	189,002	188,647
2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.28%, 1/31/2029 (c)	44,772	44,409
Virgin Media Bristol LLC:
2020 USD Term Loan Q (h)	280,000	270,782
2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.18%, 7.05%, 3/31/2031 (c)	162,218	148,515
		2,438,962
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.0% *
Tiger Acquisition LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.18%, 8/23/2032 (c)	$229,472	$229,959
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Apro LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.43%, 7/9/2031 (c)	231,586	232,600
Par Petroleum LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.93%, 2/28/2030 (c)	48,502	48,605
		281,205
OIL-FIELD SERVICES — 0.0% *
Deep Blue Operating I LLC, Term Loan, 1 mo. USD Term SOFR + 2.75%, 6.42%, 10/1/2032 (c)	60,000	60,300
PHARMACEUTICALS — 0.0% *
Alkermes, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 8/12/2031 (c)	135,000	136,182
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 9.92%, 10/8/2030 (c)	79,400	76,841
Curium BidCo SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.70%, 8/4/2031 (c)	114,509	114,438
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.80%, 10/1/2027 (c)	324,396	315,612
Southern Veterinary Partners LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.18%, 12/4/2031 (c)	412,963	409,935
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.42%, 8/1/2031 (c)	167,434	167,591
		1,220,599
PIPELINES — 0.1%
BCP Renaissance Parent LLC, 2024 Term Loan B3, 3 mo. USD Term SOFR + 2.25%, 5.95%, 10/31/2031 (c)	192,628	192,147
Colossus Acquireco LLC, Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.38%, 7/30/2032 (c)	388,050	387,231
Security Description	Principal Amount	Value
CPPIB OVM Member U.S. LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.95%, 8/20/2031 (c)	$133,050	$133,166
Freeport LNG Investments LLLP, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.89%, 2/11/2033 (c)	230,000	230,384
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.65%, 10/4/2030 (c)	116,898	117,191
Meade Pipeline Co. LLC, Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.69%, 9/22/2032 (c)	125,000	125,208
NGL Energy Partners LP, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.18%, 3/11/2033 (c)	90,000	90,211
Stonepeak Bayou Holdings LP, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.45%, 10/1/2032 (c)	85,000	82,804
WhiteWater Matterhorn Holdings LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.45%, 6/16/2032 (c)	114,900	114,517
		1,472,859
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% *
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 1/31/2031 (c)	302,677	301,449
Starwood Property Trust, Inc.:
2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 1/2/2030 (c)	92,384	92,499
2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.92%, 9/24/2032 (c)	84,575	84,822
		478,770
RETAIL — 0.1%
Boots Group Bidco Ltd., USD Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.92%, 8/30/2032 (c)	114,712	115,262
Burlington Coat Factory Warehouse Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.42%, 9/24/2031 (c)	39,598	39,598
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
EG America LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 2/10/2031 (c)	$275,000	$275,550
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 1/23/2032 (c)	224,432	224,347
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.53%, 6/6/2031 (c)	87,857	70,901
LSF9 Atlantis Holdings LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.45%, 3/29/2029 (c)	630,620	622,737
Michaels Cos., Inc., 2026 Term Loan B (h)	100,000	97,256
PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.68%, 8/18/2032 (c)	165,000	164,216
Staples, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.41%, 9/4/2029 (c)	103,425	94,262
Whatabrands LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 8/3/2028 (c)	395,990	395,814
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 10/19/2029 (c)	132,336	127,589
		2,227,532
SOFTWARE — 0.1%
Applied Systems, Inc., 2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.20%, 2/23/2032 (c)	85,000	84,203
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.67%, 12/11/2028 (c)	398,267	389,705
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 2/15/2029 (c)	174,559	171,613
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.75%, 9.42%, 7/30/2032 (c)	78,355	66,015
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 7/30/2031 (c)	386,174	359,102
Security Description	Principal Amount	Value
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.95%, 7/6/2029 (c)	$48,976	$35,083
Cloud Software Group, Inc., 2025 Term Loan B (2032), 3 mo. USD Term SOFR + 3.25%, 6.95%, 8/13/2032 (c)	84,787	77,822
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.28%, 6/2/2028 (c)	119,797	114,856
Cotiviti Corp., 2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.75%, 6.42%, 3/26/2032 (c)	322,513	297,679
Dayforce, Inc., 2026 Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/4/2033 (c)	425,000	403,159
Electronic Arts, Inc., USD Term Loan B (h)	330,000	328,350
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.42%, 11/22/2032 (c)	15,000	14,409
Mitchell International, Inc.:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.92%, 6/17/2032 (c)	40,000	36,238
2026 Add-on Term Loan (h)	55,000	52,631
2026 Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.67%, 6/17/2031 (c)	239,655	229,331
RealPage, Inc.:
1st Lien Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.96%, 4/24/2028 (c)	222,748	213,901
2024 Incremental Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.45%, 4/24/2028 (c)	99,000	96,414
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.17%, 2/10/2031 (c)	437,925	419,068
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.92%, 11/26/2031 (c)	227,125	220,340
		3,609,919
TOTAL SENIOR FLOATING RATE LOANS (Cost $42,066,116)		41,185,335
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.4%
Federal Home Loan Mortgage Corp.:
30 day USD SOFR Average + 2.15%, 2.15%, 12/1/2051 (c)	$9,228,983	$8,425,954
30 day USD SOFR Average + 2.13%, 2.23%, 7/1/2051 (c)	9,579,405	8,844,980
2.50%, 8/1/2050	10,825,022	9,225,402
2.50%, 2/1/2052	13,479,397	11,526,496
2.50%, 4/1/2052	14,367,436	12,307,047
3.00%, 6/1/2042	8,319,733	7,683,763
3.00%, 11/1/2042	4,587,723	4,231,394
3.00%, 12/1/2042	3,959,854	3,572,773
3.00%, 1/1/2045	540,964	493,928
3.00%, 4/1/2045	7,715,789	7,044,905
3.00%, 8/1/2045	4,166,153	3,784,778
3.00%, 7/1/2047	1,501,168	1,354,427
3.00%, 10/1/2051	12,540,821	11,215,615
3.00%, 3/1/2052	4,747,338	4,186,711
3.00%, 8/1/2052	23,839,831	21,264,384
3.50%, 2/1/2045	586,605	552,280
3.50%, 4/1/2045	9,691,472	9,058,060
3.50%, 6/1/2045	4,830,002	4,508,364
3.50%, 10/1/2045	4,868,309	4,544,120
3.50%, 2/1/2046	2,484,439	2,319,324
4.00%, 4/1/2045	10,397,789	10,128,558
4.00%, 7/1/2047	1,564,224	1,497,974
4.00%, 7/1/2052	11,432,270	10,830,572
4.19%, 7/1/2033	16,202,000	15,863,408
4.24%, 12/1/2047	13,893,927	12,347,324
4.50%, 6/1/2044	618,789	613,731
4.60%, 10/1/2035	14,000,000	13,968,289
4.80%, 1/1/2030	17,395,000	17,579,028
5.00%, 3/1/2054	2,806,204	2,778,279
5.00%, 7/1/2055	15,621,097	15,584,438
5.50%, 4/1/2054	11,017,622	11,252,068
5.50%, 5/1/2054	6,703,723	6,818,771
5.50%, 7/1/2054	45,889,799	46,771,372
5.50%, 12/1/2054	23,815,858	24,208,981
5.50%, 6/1/2055	17,138,007	17,302,276
5.50%, 7/1/2055	31,788,652	32,556,852
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 2.21%, 5/15/2041 (c)	2,059,649	190,551
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	1,660,079	1,613,199
Security Description	Principal Amount	Value
Series 3935, Class SJ, CMO, IO, REMIC, 6.54% - 30 day USD SOFR Average, 2.86%, 5/15/2041 (c)	$62,946	$291
Series 4319, Class ZA, 3.00%, 3/15/2044	2,764,358	2,545,176
Series 4432, Class JZ, 3.00%, 1/15/2045	4,331,804	3,929,931
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	69,992	69,745
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	1,818,300	1,771,744
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	3,191,999	3,084,188
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,168,122	1,950,256
Series 4795, Class ZM, 3.50%, 6/15/2048	10,924,266	10,144,845
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 4.01%, 8/25/2050 (c)	5,553,593	5,375,309
Series 5023, Class HI, CMO, IO, 3.00%, 10/25/2050	5,613,690	968,560
Series 5104, Class GI, CMO, IO, 3.50%, 6/25/2049	22,576,541	4,143,386
Series 5109, Class BI, CMO, IO, 3.50%, 5/25/2051	14,318,774	2,465,538
Series 5127, Class AI, CMO, IO, 3.00%, 6/25/2051	19,241,901	3,264,921
Series 5130, Class SD, CMO, IO, 2.60% - 1 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 8/25/2051 (c)	62,644,142	136,758
Series 5131, Class IG, IO, 3.50%, 8/25/2051	8,589,641	1,574,098
Series 5152, Class MZ, CMO, 2.50%, 10/25/2051	12,308,354	7,460,151
Series 5154, Class DI, CMO, IO, 2.50%, 1/25/2050	15,185,656	2,367,006
Series 5159, Class PI, CMO, IO, 3.00%, 11/25/2051	20,326,649	3,025,586
Series 5198, Class KZ, CMO, 2.00%, 2/25/2052	19,373,808	11,631,647
Series 5243, Class IB, IO, 3.00%, 1/25/2051	14,221,101	2,642,471
Series 5250, Class NH, 3.00%, 8/25/2052	10,000,000	8,809,502
Series 5460, Class AN, CMO, 5.00%, 2/25/2054	10,921,000	10,930,946
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 5477, Class BI, CMO, IO, 3.50%, 11/25/2050	$22,303,299	$4,195,104
Series 5598, Class FA, CMO, 30 day USD SOFR Average + 1.15%, 4.81%, 11/25/2055 (c)	19,098,823	19,221,113
Series 5639, Class CB, CMO, 4.00%, 12/25/2053	20,900,426	20,005,727
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	5,145,726	4,076,698
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 6.01%, 12/25/2041 (a) (c)	5,000,000	5,029,855
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 7.41%, 2/25/2042 (a) (c)	9,500,000	9,695,992
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 6.56%, 4/25/2042 (a) (c)	20,000,000	20,347,205
Series 2024-HQA2, Class M2, CMO, 30 day USD SOFR Average + 1.80%, 5.46%, 8/25/2044 (a) (c)	18,000,000	18,031,287
Federal Home Loan Mortgage Corp. STRIPS Series 326, Class 300, CMO, 3.00%, 3/15/2044	6,953,258	6,410,907
Federal National Mortgage Association:
1.98%, 10/1/2033	18,751,375	15,973,008
30 day USD SOFR Average + 2.21%, 2.29%, 4/1/2052 (c)	3,827,408	3,506,315
2.50%, 9/1/2046	1,493,770	1,280,116
2.50%, 2/1/2047	3,825,513	3,334,806
2.50%, 6/1/2050	11,814,587	10,187,204
2.50%, 9/1/2050	10,897,887	9,284,118
2.50%, 11/1/2050	6,112,550	5,261,107
2.50%, 3/1/2051	21,272,602	18,330,513
2.50%, 2/1/2052	7,918,895	6,773,543
2.50%, 4/1/2052	13,060,420	11,132,188
2.80%, 11/1/2039	10,034,000	8,176,603
3.00%, 10/1/2041	6,523,867	5,886,149
3.00%, 3/1/2043	1,683,233	1,544,232
3.00%, 7/1/2043	1,706,668	1,554,954
3.00%, 1/1/2045	62,819	56,815
3.00%, 4/1/2045	1,041,590	937,264
Security Description	Principal Amount	Value
3.00%, 7/1/2045	$8,488,670	$7,787,681
3.00%, 10/1/2046	1,796,662	1,621,036
3.00%, 2/1/2047	6,574,279	5,931,633
3.00%, 11/1/2048	3,985,589	3,595,991
3.00%, 10/1/2049	2,747,158	2,438,578
3.00%, 11/1/2051	19,952,999	17,756,149
3.00%, 5/1/2052	14,881,209	13,355,489
3.00%, 6/1/2052	29,131,946	25,812,666
3.00%, 4/1/2053	7,992,914	7,284,306
3.50%, 12/1/2034	442,726	431,190
3.50%, 2/1/2035	298,920	290,930
3.50%, 1/1/2045	3,907,623	3,655,086
3.50%, 2/1/2045	1,074,082	1,010,252
3.50%, 6/1/2045	4,908,125	4,575,592
3.50%, 11/1/2051	9,892,384	9,169,509
4.00%, 6/1/2052	9,436,206	8,938,858
4.00%, 12/1/2052	19,301,377	18,343,110
4.10%, 8/1/2032	10,000,000	9,790,665
4.33%, 12/1/2032	10,400,000	10,105,655
4.50%, 3/1/2044	537,356	532,305
4.50%, 6/1/2044	174,846	173,200
4.50%, 7/1/2044	234,039	231,835
4.50%, 2/1/2045	330,941	327,829
30 day USD SOFR Average + 2.27%, 4.53%, 3/1/2053 (c)	16,715,789	16,619,070
4.69%, 9/1/2030	10,055,000	10,178,440
5.00%, 9/1/2052	6,831,632	6,779,860
5.00%, 12/1/2052	9,591,276	9,518,591
5.00%, 9/1/2053	23,361,079	23,154,234
5.00%, 11/1/2053	21,105,530	20,911,271
5.00%, 1/1/2055	28,538,598	28,471,600
5.50%, 7/1/2053	15,563,585	15,876,405
5.50%, 4/1/2054	21,920,567	22,416,427
5.50%, 9/1/2054	29,995,162	30,663,616
5.50%, 10/1/2054	21,170,675	21,642,471
5.50%, 2/1/2055	22,549,235	22,949,541
5.50%, 3/1/2055	18,321,781	18,753,714
5.76%, 4/1/2054	15,525,177	15,496,931
6.00%, 3/1/2054	18,924,094	19,730,819
6.00%, 2/1/2055	15,060,857	15,579,276
6.00%, 9/1/2055	12,139,583	12,497,645
3.00%, 6/1/2051	11,732,534	10,443,342
Federal National Mortgage Association Connecticut Avenue Securities Trust:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 6.66%, 1/25/2042 (a) (c)	11,581,971	11,702,547
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 7.01%, 1/25/2043 (a) (c)	13,500,000	13,930,068
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	$650,953	$626,412
Series 2011-51, Class CI, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 2.22%, 6/25/2041 (c)	1,446,919	120,171
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,039,193	971,755
Series 2012-151, Class SB, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.33%, 1/25/2043 (c)	20,907	10,974
Series 2013-110, Class CO, PO, 0.00%, 12/25/2039	2,597,587	2,077,834
Series 2013-110, Class DO, PO, 0.00%, 11/25/2043	2,087,569	1,608,237
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	15,997,777	15,064,556
Series 2013-30, Class PS, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.33%, 4/25/2043 (c)	611,451	428,746
Series 2015-18, Class LZ, 3.00%, 4/25/2045	5,287,014	4,746,185
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	966,690	958,408
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 4.13%, 11/25/2047 (c)	5,957,808	5,843,677
Series 2018-91, Class PB, 4.00%, 12/25/2048	6,434,400	6,107,822
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	10,705,903
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	6,617,175	6,003,027
Series 2020-96, Class HI, CMO, IO, 3.00%, 1/25/2051	9,561,951	1,628,302
Series 2021-3, Class MI, CMO, IO, 3.50%, 2/25/2051	25,252,036	4,601,249
Series 2021-43, CMO, IO, 2.50%, 6/25/2051	18,376,259	2,937,994
Series 2021-86, Class MA, 2.50%, 11/25/2047	10,206,372	9,463,045
Series 2021-9, Class CA, 2.00%, 3/25/2051	9,220,413	7,723,116
Security Description	Principal Amount	Value
Series 2021-95, Class ZV, CMO, 2.50%, 1/25/2052	$19,153,523	$12,008,529
Series 2023-36, IO, 2.50%, 10/25/2052	31,577,024	5,090,344
Series 2023-37, Class IA, CMO, IO, 4.00%, 10/25/2049	36,404,324	7,285,120
Series 2023-43, Class HO, PO, 0.00%, 8/25/2049	7,115,635	5,145,345
Series 2024-73, Class AL, CMO, 5.00%, 1/25/2054	18,232,000	18,269,810
Series 2025-35, Class KY, CMO, 3.50%, 4/25/2046	13,771,021	12,282,655
Series 2026-13, Class BA, CMO, 4.00%, 12/25/2053	23,852,252	22,834,782
Federal National Mortgage Association-ACES:
Series 2016-M10, Class AQ2, 3.73%, 11/25/2045 (c)	5,479,749	4,877,355
Series 2019-M32, Class X2, IO, VRN, 1.14%, 10/25/2029 (c)	60,902,692	1,577,886
Series 2020-M12, IO, 1.28%, 7/25/2029 (c)	90,389,454	2,913,126
Series 2020-M13, Class X1, IO, VRN, 1.13%, 6/25/2031 (c)	59,264,593	1,720,553
Series 2022-M13, Class A1, 2.59%, 4/25/2032 (c)	15,216,786	14,581,655
Government National Mortgage Association:
2.50%, 3/20/2051	6,968,813	5,941,275
3.00%, 2/20/2052	18,662,081	16,512,017
Series 2021-143, IO, VRN, 0.97%, 10/16/2063 (c)	78,987,254	4,964,854
Series 2021-31, IO, VRN, 0.94%, 1/16/2061 (c)	98,340,166	6,003,374
Series 2021-40, IO, VRN, 0.82%, 2/16/2063 (c)	67,710,870	3,751,761
Series 2021-57, Class AI, IO, 2.00%, 2/20/2051	7,178,594	868,784
Series 2021-60, IO, VRN, 0.83%, 5/16/2063 (c)	53,120,116	2,952,862
Series 2021-79, IO, 0.87%, 8/16/2063 (c)	73,439,240	4,351,454
Series 2021-80, IO, VRN, 0.90%, 12/16/2062 (c)	83,863,676	5,216,885
Series 2021-85, IO, VRN, 0.69%, 3/16/2063 (c)	94,878,108	4,661,650
Series 2021-99, IO, VRN, 0.58%, 5/16/2061 (c)	39,384,612	1,656,211
Series 2022-77, IO, VRN, 0.51%, 9/16/2063 (c)	87,000,561	3,966,294
Series 2022-91, IO, 0.43%, 7/16/2064 (c)	77,643,118	3,356,246
Series 2022-95, IO, VRN, 0.37%, 1/16/2063 (c)	106,322,277	3,832,279
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-161, IO, VRN, 1.12%, 7/16/2065 (c)	$50,157,606	$4,489,200
Series 2024-100, Class AI, IO, 0.74%, 10/16/2065 (c)	60,088,231	3,760,850
Series 2025-162, Class EI, IO, VRN, 0.78%, 2/16/2068 (c)	66,759,777	4,801,657
Series 2025-88, IO, VRN, 0.83%, 2/16/2067 (c)	37,579,715	2,668,348
Government National Mortgage Association REMICS:
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 4.24%, 12/20/2040 (c)	2,521,331	2,506,715
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	213,148	211,748
Series 2014-43, Class PS, CMO, IO, REMIC, 6.07% - 1 mo. USD Term SOFR, 2.39%, 7/20/2042 (c)	381,573	4,359
Series 2016-99, Class LA, 2.00%, 11/20/2043	7,668,337	6,635,726
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 4.08%, 7/20/2048 (c)	2,178,426	2,128,802
Series 2019-6, Class LA, 3.50%, 12/20/2048	4,941,853	4,639,299
Series 2020-116, Class HS, CMO, IO, 6.09% - 1 mo. USD Term SOFR, 2.41%, 8/20/2050 (c)	5,580,535	742,702
Series 2020-129, Class YI, IO, 2.50%, 9/20/2050	8,498,801	1,343,989
Series 2020-173, Class SY, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 2.51%, 11/20/2050 (c)	20,289,192	2,690,296
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	25,269,023	3,247,472
Series 2020-176, Class SL, CMO, IO, 4.89% - 1 mo. USD Term SOFR, 1.21%, 11/20/2050 (c)	6,833,151	548,305
Series 2020-181, Class QI, IO, 3.00%, 12/20/2050	6,538,978	1,156,616
Series 2020-185, Class SE, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 2.51%, 12/20/2050 (c)	25,134,942	3,133,587
Series 2020-84, Class NT, 1.25%, 6/20/2050	3,692,902	2,880,809
Series 2020-96, Class DI, CMO, IO, 3.00%, 7/20/2050	45,761,441	8,079,874
Security Description	Principal Amount	Value
Series 2021-1, Class IH, IO, 2.50%, 1/20/2051	$31,419,910	$5,092,638
Series 2021-112, IO, VRN, 0.99%, 10/16/2063 (c)	121,120,106	8,403,200
Series 2021-118, Class EI, IO, 2.50%, 7/20/2051	11,662,623	1,301,090
Series 2021-125, Class SN, CMO, IO, 4.09% - 1 mo. USD Term SOFR, 0.41%, 1/20/2051 (c)	6,415,236	259,410
Series 2021-137, Class IQ, IO, 3.00%, 8/20/2051	16,485,796	2,910,787
Series 2021-139, Class IP, IO, 3.00%, 8/20/2051	20,832,302	3,852,985
Series 2021-142, IO, 3.00%, 8/20/2051	18,195,284	3,217,301
Series 2021-159, Class IA, CMO, IO, 3.00%, 9/20/2051	5,608,558	935,454
Series 2021-196, Class IM, IO, 3.00%, 11/20/2051	22,782,851	4,097,311
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	33,840,888	5,457,151
Series 2021-221, Class IN, CMO, IO, 2.50%, 12/20/2051	32,587,537	5,342,110
Series 2021-30, Class KI, IO, 3.00%, 2/20/2051	6,926,824	1,279,648
Series 2021-44, Class IQ, IO, 3.00%, 3/20/2051	12,855,176	2,271,910
Series 2021-8, Class KX, IO, 3.00%, 1/20/2051	8,767,397	1,560,749
Series 2022-180, IO, 2.50%, 6/20/2051	35,782,188	5,778,623
Series 2022-61, Class EI, IO, 3.00%, 7/20/2051	2,964,552	527,262
Series 2022-93, CMO, IO, 3.00%, 8/20/2051	45,614,780	5,340,420
Series 2023-19, Class GI, CMO, IO, 3.00%, 11/20/2051	32,890,242	5,364,912
Series 2024-24, Class DI, CMO, IO, 3.50%, 11/20/2051	9,308,785	1,634,911
Series 2024-79, Class CI, IO, 3.50%, 2/20/2052	19,979,932	3,256,375
Series 2025-117, Class Z, CMO, 3.00%, 1/20/2055	25,503,857	17,969,036
Series 2025-208, Class MF, CMO, 30 day USD SOFR Average + 1.00%, 4.67%, 12/20/2055 (c)	16,544,775	16,599,275
Series 2025-84, CMO, IO, 3.50%, 7/20/2051	25,119,594	3,696,244
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-89, Class AL, CMO, 5.00%, 9/20/2051	$11,762,000	$11,776,286
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,648,974,606)		1,608,896,628
U.S. TREASURY OBLIGATIONS — 20.6%
U.S. Treasury Bills 3.67%, 9/10/2026	300,000,000	295,158,882
U.S. Treasury Inflation-Indexed Notes:
0.38%, 7/15/2027	11,779,104	11,779,564
0.50%, 1/15/2028	11,852,776	11,763,417
1.63%, 10/15/2027	15,271,093	15,516,266
U.S. Treasury Notes:
0.63%, 8/15/2030	70,150,000	60,909,930
0.75%, 5/31/2026	66,050,000	65,714,590
0.75%, 1/31/2028	254,450,000	240,673,919
0.88%, 9/30/2026	96,500,000	95,139,200
0.88%, 11/15/2030	75,200,000	65,547,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $857,414,144)		862,203,143
MORTGAGE-BACKED SECURITIES — 9.9%
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 3.98%, 5/25/2047 (c)	4,696,754	2,840,418
Angel Oak Mortgage Trust:
Series 2025-10, Class M1, CMO, 5.72%, 9/25/2070 (a) (f)	1,100,000	1,085,662
Series 2025-12, Class A3, CMO, 5.34%, 12/25/2070 (a) (f)	1,200,362	1,194,046
Series 2025-12, Class M1, CMO, 5.77%, 12/25/2070 (a) (f)	500,000	496,043
Series 2025-7, Class A3, CMO, 5.92%, 6/25/2070 (a) (f)	1,895,030	1,902,763
Series 2025-7, Class M1, CMO, 6.35%, 6/25/2070 (a) (c)	2,800,000	2,804,625
Series 2026-1, Class A3, CMO, 5.17%, 2/25/2071 (a) (f)	984,161	975,486
Series 2026-2, Class M1, CMO, VRN, 5.45%, 2/25/2071 (a) (c)	2,500,000	2,447,163
Aspire Mortgage Trust:
Series 2026-1, Class A3, CMO, 5.21%, 1/25/2066 (a) (f)	1,985,473	1,969,756
Security Description	Principal Amount	Value
Series 2026-1, Class M1, CMO, VRN, 5.40%, 1/25/2066 (a) (c)	$1,000,000	$990,698
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (f)	1,326,743	1,121,071
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	2,657,187	2,028,445
Banc of America Mortgage Trust Series 2004-K, Class B1, CMO, 5.28%, 12/25/2034 (c)	2,300,347	2,291,702
Barclays Mortgage Loan Trust:
Series 2026-NQM1, Class A1, CMO, 4.84%, 12/25/2065 (a) (f)	1,376,175	1,359,574
Series 2026-NQM1, Class A3, CMO, 5.24%, 12/25/2065 (a) (f)	982,982	976,709
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (c)	4,457,240	3,364,007
Bear Stearns ALT-A Trust Series 2006-6, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.11%, 11/25/2036 (c)	1,112,643	909,390
BRAVO Residential Funding Trust:
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (a) (f)	6,377,075	6,374,376
Series 2025-NQM10, Class M1, CMO, VRN, 5.76%, 9/25/2065 (a) (c)	1,700,000	1,685,953
Series 2025-NQM2, Class M1, CMO, VRN, 6.39%, 11/25/2064 (a) (c)	5,000,000	5,029,018
Series 2025-NQM7, Class M1, CMO, VRN, 6.23%, 7/25/2065 (a) (c)	1,900,000	1,907,528
Series 2025-NQM8, Class M1, CMO, VRN, 5.82%, 6/25/2065 (a) (c)	1,500,000	1,493,708
Series 2025-NQM9, Class M1, 6.03%, 9/25/2065 (a) (c)	11,477,000	11,389,303
Series 2026-NQM3, Class A3, CMO, 5.34%, 11/25/2065 (a) (f)	1,978,569	1,967,949
Series 2026-NQM3, Class M1, CMO, VRN, 5.63%, 11/25/2065 (a) (c)	2,000,000	1,967,027
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ChaseFlex Trust Series 2007-3, Class 1A2, CMO, 1 mo. USD Term SOFR + 0.57%, 4.25%, 7/25/2037 (c)	$7,723,610	$1,930,075
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	569,685	401,232
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,409,498	1,309,973
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	1,989,363	1,009,122
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,914,985	1,284,186
Series 2007-HYB1, Class 2A1, CMO, 3.96%, 3/25/2037 (c)	843,800	750,173
CIM Trust Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (c)	6,800,044	6,849,537
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.45%, 9/25/2037 (c)	1,821,919	1,447,147
Series 2007-AR4, Class 1A1A, CMO, 4.49%, 3/25/2037 (c)	969,984	818,321
Series 2007-AR5, Class 1A2A, CMO, 4.81%, 4/25/2037 (c)	361,405	329,834
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (c)	316,874	309,847
CitiMortgage Alternative Loan Trust:
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	2,730,433	2,174,911
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,078,573	1,626,441
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 3.99%, 2/25/2067 (a) (f)	12,386,250	11,756,509
Series 2022-3, Class M1, 4.21%, 2/25/2067 (a) (c)	10,023,000	8,985,513
Series 2023-1, Class A1, 6.05%, 4/25/2068 (a) (f)	4,460,217	4,460,217
Series 2025-7, Class M1, CMO, VRN, 6.03%, 6/25/2070 (a) (c)	1,900,000	1,908,394
Series 2026-2, Class A3, CMO, 5.19%, 3/25/2071 (a) (f)	4,000,000	3,963,916
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,189,789	820,112
Security Description	Principal Amount	Value
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 4.44%, 11/25/2035 (c)	$4,137,451	$2,850,567
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	2,773,535	1,417,807
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,276,237	1,086,923
Series 2006-43CB, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.61%, 6.00%, 2/25/2037 (c)	3,554,620	1,692,863
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,142,146	937,390
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 4.21%, 5/20/2046 (c)	1,355,906	1,276,952
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 4.24%, 8/25/2037 (c)	6,339,239	2,013,567
Cross Mortgage Trust:
Series 2025-H5, Class A3, CMO, 5.86%, 7/25/2070 (a) (f)	1,307,408	1,311,028
Series 2025-H5, Class M1, CMO, VRN, 6.18%, 7/25/2070 (a) (c)	1,500,000	1,505,936
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	973,402	857,685
Deephaven Residential Mortgage Trust:
Series 2022-2, Class A1, 5.30%, 3/25/2067 (a) (c)	3,179,368	3,074,502
Series 2026-INV1, Class A2, CMO, 5.10%, 12/25/2070 (a) (f)	245,159	242,455
Series 2026-INV1, Class A3, CMO, 5.20%, 12/25/2070 (a) (f)	490,318	485,168
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 4.43%, 6/25/2037 (c)	2,381,790	2,094,771
Series 2007-OA5, Class A2, CMO, 1 mo. USD Term SOFR + 0.71%, 4.39%, 8/25/2047 (c)	3,360,108	2,863,299
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Ellington Financial Mortgage Trust:
Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (f)	$4,283,061	$4,268,320
Series 2025-NQM2, Class A3, CMO, VRN, 5.95%, 6/25/2070 (a) (f)	1,642,865	1,648,870
Series 2025-NQM5, Class M1, CMO, VRN, 5.77%, 11/25/2070 (a) (c)	1,000,000	989,699
Series 2026-NQM3, Class A3, CMO, 5.38%, 3/25/2071 (a) (f)	2,000,000	1,987,784
Series 2026-NQM3, Class M1, CMO, VRN, 5.70%, 3/25/2071 (a) (c)	1,000,000	982,972
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,604,164	782,164
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,823,216	525,701
GCAT Trust:
Series 2025-NQM3, Class A3, CMO, 5.96%, 5/25/2070 (a) (f)	2,584,617	2,594,049
Series 2025-NQM3, Class M1, CMO, VRN, 6.33%, 5/25/2070 (a) (c)	3,000,000	2,995,660
Series 2026-NQM2, Class A1, CMO, VRN, 5.45%, 2/25/2071 (a) (c)	5,000,000	5,010,301
GreenPoint MTA Trust Series 2005-AR1, Class A4, CMO, 1 mo. USD Term SOFR + 0.71%, 4.39%, 6/25/2045 (c)	2,386,947	2,063,846
GS Mortgage-Backed Securities Corp. Trust:
Series 2025-NQM6, Class A3, CMO, 5.28%, 2/25/2066 (a) (f)	1,795,200	1,783,763
Series 2025-NQM6, Class M1, CMO, VRN, 5.70%, 2/25/2066 (a) (c)	1,070,000	1,063,421
GS Mortgage-Backed Securities Trust:
Series 2025-DSC2, Class M1, CMO, VRN, 5.79%, 1/25/2066 (a) (c)	1,250,000	1,247,445
Series 2025-NQM5, Class M1, CMO, VRN, 5.75%, 7/25/2065 (a) (c)	2,000,000	1,989,661
Series 2026-NQM1, Class A1, CMO, VRN, 4.87%, 3/25/2066 (a) (c)	1,357,872	1,345,835
Security Description	Principal Amount	Value
Series 2026-NQM1, Class A2, CMO, 5.12%, 3/25/2066 (a) (f)	$242,477	$241,635
Series 2026-NQM1, Class A3, CMO, 5.23%, 3/25/2066 (a) (f)	484,954	482,425
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 4.23%, 8/25/2046 (c)	13,876,872	2,530,866
Series 2007-AR1, Class 2A1, 3.96%, 3/25/2047 (c)	3,615,662	1,934,337
HOMES Trust:
Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (a) (f)	5,532,996	5,519,490
Series 2026-AFC1, Class M1, CMO, VRN, 5.55%, 2/25/2061 (a) (c)	2,500,000	2,451,557
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,712,752	4,898,588
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.43%, 4/25/2036 (c)	974,311	906,624
JP Morgan Mortgage Trust:
Series 2025-NQM4, Class M1A, CMO, VRN, 5.64%, 3/25/2066 (a) (c)	4,500,000	4,465,356
Series 2025-NQM5, Class A3, CMO, 5.23%, 5/25/2066 (a) (f)	5,738,989	5,689,231
Series 2026-VIS1, Class M1, CMO, VRN, 5.50%, 6/25/2066 (a) (c)	2,700,000	2,668,024
Lehman XS Trust:
Series 2006-GP1, Class A4A, CMO, 1 mo. USD Term SOFR + 0.77%, 4.45%, 5/25/2046 (c)	1,568,018	1,341,423
Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 4.45%, 6/25/2046 (c)	5,599,832	4,379,379
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.11%, 11/25/2036 (c)	5,286,985	4,776,840
MFA Trust:
Series 2025-NQM5, Class A3, CMO, 5.44%, 11/25/2070 (a) (f)	951,346	945,428
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2026-NQM1, Class A3, CMO, 5.41%, 2/25/2071 (a) (f)	$2,992,514	$2,965,577
Series 2026-NQM1, Class M1, CMO, VRN, 5.59%, 2/25/2071 (a) (c)	1,250,000	1,225,535
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.13%, 1/26/2051 (a) (c)	13,829,316	13,326,007
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM2, Class M1, CMO, VRN, 5.48%, 1/26/2071 (a) (c)	1,500,000	1,482,166
New Residential Mortgage Loan Trust:
Series 2025-NQM5, Class A3, CMO, 5.46%, 8/25/2065 (a) (f)	1,898,781	1,890,798
Series 2025-NQM5, Class M1, CMO, VRN, 6.09%, 8/25/2065 (a) (c)	5,850,000	5,883,931
Series 2025-NQM6, Class A3, CMO, 5.34%, 10/25/2065 (a) (f)	472,251	469,130
Series 2025-NQM6, Class M1, CMO, VRN, 5.81%, 10/25/2065 (a) (c)	500,000	496,677
Series 2026-NQM1, Class A1, CMO, VRN, 4.82%, 11/25/2065 (a) (c)	2,134,440	2,112,970
Series 2026-NQM1, Class A2, CMO, 5.08%, 11/25/2065 (a) (f)	485,100	479,445
Series 2026-NQM1, Class A3, CMO, 5.18%, 11/25/2065 (a) (f)	485,100	480,345
NYMT Loan Trust:
Series 2026-INV1, Class A1, CMO, VRN, 4.77%, 2/25/2061 (a) (c)	1,694,130	1,685,061
Series 2026-INV1, Class A2, CMO, 5.05%, 2/25/2061 (a) (f)	498,274	492,129
Series 2026-INV1, Class A3, CMO, 5.20%, 2/25/2061 (a) (f)	498,274	495,498
Series 2026-INV1, Class M1, CMO, VRN, 5.77%, 2/25/2061 (a) (c)	2,000,000	1,990,260
OBX Trust:
Series 2024-NQM12, Class A1, 5.48%, 7/25/2064 (a) (f)	6,016,385	6,034,071
Series 2024-NQM13, Class A2, CMO, 5.37%, 6/25/2064 (a) (f)	1,669,170	1,667,382
Security Description	Principal Amount	Value
Series 2024-NQM18, Class M1, CMO, VRN, 6.17%, 10/25/2064 (a) (c)	$5,600,000	$5,615,652
Series 2024-NQM6, Class A1, 6.45%, 2/25/2064 (a) (f)	3,491,400	3,525,673
Series 2024-NQM7, Class A1, 6.24%, 3/25/2064 (a) (f)	2,724,477	2,746,694
Series 2025-R1, Class A3, CMO, 5.19%, 9/25/2062 (a) (f)	959,768	950,500
Series 2025-R1, Class M1, CMO, VRN, 5.75%, 9/25/2062 (a) (c)	1,350,000	1,346,270
Series 2026-NQM2, Class A1, CMO, VRN, 4.82%, 12/1/2065 (a) (c)	2,460,825	2,438,775
PRKCM Trust Series 2026-AFC1, Class M1, CMO, VRN, 5.50%, 2/25/2061 (a) (c)	2,500,000	2,479,413
PRPM LLC:
Series 2024-7, Class A1, CMO, 5.87%, 11/25/2029 (a) (f)	3,704,193	3,705,540
Series 2024-8, Class A1, CMO, 5.90%, 12/25/2029 (a) (f)	13,497,205	13,483,794
Series 2025-4, Class A1, CMO, 6.18%, 6/25/2030 (a) (f)	13,516,052	13,491,876
Series 2025-6, Class A1, CMO, 5.77%, 8/25/2028 (a) (f)	1,723,676	1,719,971
PRPM Trust:
Series 2025-3, Class A1, CMO, 6.26%, 5/25/2030 (a) (f)	16,763,968	16,716,728
Series 2025-NQM5, Class A1, CMO, VRN, 5.18%, 10/25/2070 (a) (c)	1,149,631	1,145,082
Series 2025-NQM5, Class A2, CMO, 5.33%, 10/25/2070 (a) (f)	958,086	957,351
Series 2025-NQM5, Class A3, CMO, 5.43%, 10/25/2070 (a) (f)	958,086	956,172
Series 2025-NQM5, Class B1, CMO, VRN, 6.90%, 10/25/2070 (a) (c)	1,000,000	1,014,500
Series 2025-NQM5, Class M1, CMO, VRN, 5.90%, 10/25/2070 (a) (c)	1,000,000	1,001,925
Series 2026-NQM1, Class A3, CMO, 5.44%, 2/25/2071 (a) (f)	1,000,000	994,073
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2026-NQM1, Class M1, CMO, VRN, 5.72%, 2/25/2071 (a) (c)	$2,000,000	$1,967,897
RALI Trust:
Series 2005-QA7, Class A22, CMO, 5.27%, 7/25/2035 (c)	1,110,508	1,043,593
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	2,329,315	1,849,144
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,094,532	1,873,639
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,039,450	975,364
SG Residential Mortgage Trust Series 2026-1, Class M1, CMO, VRN, 5.54%, 1/25/2066 (a) (c)	3,500,000	3,479,758
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 4.77%, 9/25/2036 (c)	54,073	49,752
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 4.47%, 7/19/2034 (c)	389,423	376,648
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 4.21%, 9/25/2047 (c)	5,060,370	4,068,231
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (f)	9,878,984	2,081,386
Verus Securitization Trust:
Series 2022-3, Class A1, 5.13%, 2/25/2067 (a) (f)	12,822,669	12,339,007
Series 2023-3, Class A1, 5.93%, 3/25/2068 (a) (f)	2,310,014	2,310,014
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (f)	4,545,814	4,535,614
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (c)	6,084,435	6,104,953
Series 2025-10, Class A3, CMO, 5.37%, 6/25/2070 (a) (f)	3,441,819	3,427,257
Series 2025-4, Class A1, CMO, 5.45%, 5/25/2070 (a) (f)	19,959,057	20,034,474
Series 2026-2, Class M1, CMO, VRN, 5.38%, 2/25/2071 (a) (c)	1,000,000	974,959
Series 2026-3, Class M1, CMO, VRN, 5.55%, 3/25/2071 (a) (c)	2,000,000	1,985,542
Security Description	Principal Amount	Value
Series 2026-R1, Class A1, CMO, VRN, 4.83%, 10/25/2067 (a) (c)	$1,714,836	$1,695,934
Series 2026-R1, Class A2, CMO, 5.03%, 10/25/2067 (a) (f)	489,953	486,740
Series 2026-R1, Class A3, CMO, 5.19%, 10/25/2067 (a) (f)	489,953	486,652
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 3.99%, 11/25/2036 (c)	2,575,031	2,266,071
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	478,669	460,792
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	3,963,959	3,018,660
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (f)	2,382,224	446,334
Series 2006-AR9, Class 2A, 1 yr. USD MTA + 0.84%, 4.70%, 11/25/2046 (c)	2,380,167	1,786,424
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,083,824	2,403,903
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 4.25%, 2/25/2037 (c)	3,152,988	2,319,492
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 6.31%, 8/25/2037 (c)	439,332	440,266
TOTAL MORTGAGE-BACKED SECURITIES (Cost $438,681,211)		413,684,958
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.8%
1345 Trust Series 2025-AOA, Class A, 1 mo. USD Term SOFR + 1.60%, 5.27%, 6/15/2042 (a) (c)	970,000	969,018
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 4.85%, 9/15/2034 (a) (c)	1,390,000	1,383,073
Acore Issuer LLC Series 2026-FL1, Class A, 1 mo. USD Term SOFR + 1.45%, 5.13%, 8/20/2043 (a) (c)	2,890,000	2,887,389
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ACREC LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 4.99%, 8/18/2042 (a) (c)	$1,380,000	$1,379,995
ACRES LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.62%, 5.30%, 8/18/2040 (a) (c)	1,480,000	1,480,916
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.35%, 5.03%, 1/20/2043 (a) (c)	2,000,000	1,999,714
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.46%, 5.14%, 11/15/2036 (a) (c)	915,528	915,972
Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.12%, 1/15/2037 (a) (c)	580,109	580,109
ARDN Mortgage Trust Series 2025-ARCP, Class A, 1 mo. USD Term SOFR + 1.75%, 5.42%, 6/15/2035 (a) (c)	970,000	965,481
AREIT Ltd. Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.07%, 12/17/2029 (a) (c)	2,080,000	2,074,228
Bank:
Series 2017-BNK4, Class XA, IO, 1.32%, 5/15/2050 (c)	23,329,518	156,986
Series 2017-BNK6, Class XA, IO, 0.74%, 7/15/2060 (c)	39,554,454	245,666
Series 2018-BN13, Class B, VRN, 4.56%, 8/15/2061 (c)	487,000	468,252
Series 2021-BN35, Class XA, IO, VRN, 1.02%, 6/15/2064 (c)	9,035,145	345,925
Bank5:
Series 2024-5YR12, Class A3, VRN, 5.90%, 12/15/2057 (c)	2,755,000	2,862,238
Series 2024-5YR8, Class A3, 5.88%, 8/15/2057	3,404,000	3,521,182
Series 2024-5YR8, Class XA, IO, 0.90%, 8/15/2057 (c)	45,683,494	1,162,522
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	1,381,000	1,419,878
Security Description	Principal Amount	Value
Series 2025-5YR15, Class AS, 5.76%, 7/15/2058	$1,340,000	$1,371,336
Series 2025-5YR18, Class A3, 5.15%, 12/15/2058	1,270,000	1,291,023
Series 2025-5YR19, Class AS, 5.61%, 12/15/2058	2,249,000	2,297,362
Series 2026-5YR20, Class C, VRN, 6.04%, 2/15/2059 (c)	3,352,000	3,360,731
Bank5 Trust Series 2024-5YR6, Class A3, 6.23%, 5/15/2057	1,831,000	1,905,179
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, IO, 2.17%, 12/15/2055 (a) (c)	12,094,000	1,544,969
Series 2023-5C23, Class A3, VRN, 6.68%, 12/15/2056 (c)	2,286,000	2,393,295
Series 2024-5C25, Class AS, VRN, 6.36%, 3/15/2057 (c)	2,286,000	2,368,746
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	1,890,000	1,921,467
Series 2025-5C37, Class A3, 5.02%, 9/15/2058	2,001,000	2,025,779
Series 2025-5C38, Class A3, 5.15%, 11/15/2058	2,048,000	2,084,949
Series 2025-C32, Class XA, IO, VRN, 1.13%, 2/15/2062 (c)	16,021,610	1,270,962
Series 2026-5C40, Class AS, VRN, 5.53%, 2/15/2059 (c)	3,334,000	3,398,622
BDS LLC Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.25%, 9/19/2039 (a) (c)	1,900,000	1,901,409
Benchmark Mortgage Trust:
Series 2019-B14, Class A2, 2.91%, 12/15/2062	1,844,419	1,790,360
Series 2020-B19, Class XA, IO, VRN, 1.66%, 9/15/2053 (c)	16,595,428	753,287
Series 2021-B24, Class XA, IO, VRN, 1.13%, 3/15/2054 (c)	3,157,438	119,303
Series 2024-V10, Class AS, VRN, 5.73%, 9/15/2057 (c)	303,000	308,570
Series 2024-V6, Class A3, 5.93%, 3/15/2057	2,012,000	2,077,374
Series 2024-V6, Class AS, 6.38%, 3/15/2057	333,000	345,010
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-V8, Class A1, 5.51%, 7/15/2057	$1,170,689	$1,185,287
Series 2024-V8, Class A3, VRN, 6.19%, 7/15/2057 (c)	1,832,000	1,912,678
Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,808,000	1,857,200
Series 2025-V14, Class AM, VRN, 6.09%, 4/15/2057 (c)	3,323,000	3,452,838
Series 2025-V15, Class AS, 6.17%, 6/15/2058	3,941,000	4,092,648
Series 2025-V16, Class A3, VRN, 5.44%, 8/15/2058 (c)	1,330,000	1,365,726
Series 2025-V17, Class A3, 5.07%, 9/15/2058	1,998,000	2,023,892
Series 2025-V18, Class AS, 5.59%, 10/15/2058	1,033,000	1,051,830
Series 2025-V18, Class XA, IO, VRN, 1.26%, 10/15/2058 (a) (c)	37,165,654	1,845,915
Series 2025-V19, Class A3, VRN, 5.25%, 1/15/2058	2,029,000	2,070,654
Series 2026-V20, Class B, VRN, 5.69%, 2/15/2059 (c)	3,349,000	3,386,742
Series 2026-V21, Class A3, 5.13%, 3/15/2031	2,266,000	2,297,855
BFLD Trust Series 2025-EWEST, Class C, 1 mo. USD Term SOFR + 2.10%, 5.77%, 6/15/2042 (a) (c)	970,000	966,367
BMO Mortgage Trust:
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	1,878,000	1,911,751
Series 2024-5C6, Class AS, VRN, 5.75%, 9/15/2057 (c)	291,000	295,086
Series 2024-5C7, Class AS, VRN, 5.89%, 11/15/2057 (c)	1,288,000	1,311,555
Series 2025-5C12, Class AS, 5.56%, 10/15/2058	2,011,000	2,041,043
BRSP Ltd. Series 2026-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 5.13%, 8/19/2043 (a) (c)	3,350,000	3,339,737
BSPRT Issuer LLC Series 2026-FL13, Class A, 1 mo. USD Term SOFR + 1.50%, 5.15%, 10/18/2043 (a) (b) (c)	2,860,000	2,860,583
Security Description	Principal Amount	Value
BSTN Commercial Mortgage Trust Series 2025-HUB, Class A, 4.57%, 4/13/2041 (a) (c)	$870,000	$869,254
BX Commercial Mortgage Trust:
Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 4.69%, 2/15/2039 (a) (c)	108,865	108,800
Series 2024-AIRC, Class A, 1 mo. USD Term SOFR + 1.69%, 5.36%, 8/15/2041 (a) (c)	1,023,356	1,022,906
Series 2025-BCAT, Class A, 1 mo. USD Term SOFR + 1.38%, 5.05%, 8/15/2042 (a) (c)	958,285	957,903
Series 2026-ALOHA, Class C, 1 mo. USD Term SOFR + 1.70%, 5.40%, 4/15/2043 (a) (b) (c)	1,720,000	1,720,000
Series 2026-CSMO, Class B, 1 mo. USD Term SOFR + 1.70%, 5.37%, 2/15/2043 (a) (c)	2,230,000	2,229,066
Series 2026-XL6, Class A, 1 mo. USD Term SOFR + 1.20%, 4.87%, 3/15/2043 (a) (c)	2,260,000	2,251,332
BX Trust:
Series 2019-OC11, Class E, 3.94%, 12/9/2041 (a) (c)	1,460,000	1,339,164
Series 2021-BXMF, Class D, 1 mo. USD Term SOFR + 1.94%, 5.62%, 10/15/2026 (a) (c)	229,192	228,812
Series 2022-LBA6, Class C, 1 mo. USD Term SOFR + 1.60%, 5.27%, 1/15/2039 (a) (c)	1,700,000	1,697,362
BXMT Ltd. Series 2026-FL6, Class A, 1 mo. USD Term SOFR + 1.45%, 5.13%, 8/19/2043 (a) (c)	3,340,000	3,331,403
BXP Trust:
Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	1,360,000	1,337,243
Series 2017-GM, Class B, VRN, 3.42%, 6/13/2039 (a) (c)	1,110,000	1,088,078
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.20%, 5/10/2050 (c)	12,035,003	76,420
CENT Trust Series 2025-CITY, Class A, VRN, 4.92%, 7/10/2040 (a) (c)	1,323,000	1,326,525
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, IO, 1.14%, 5/10/2058 (c)	$1,283,736	$50
Series 2016-C7, Class A3, 3.84%, 12/10/2054	1,279,000	1,269,273
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class C, 4.34%, 9/10/2058 (c)	550,000	483,326
Series 2016-C1, Class A4, 3.21%, 5/10/2049	1,746,469	1,741,243
Series 2016-GC36, Class XA, IO, 0.98%, 2/10/2049 (c)	4,116,951	20,680
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.42%, 10/10/2046 (c)	1,287,769	4,788
Series 2015-DC1, Class XA, IO, 0.56%, 2/10/2048 (c)	308,026	1,106
Series 2016-COR1, Class B, 3.90%, 10/10/2049	1,545,000	1,462,912
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XA, IO, 0.84%, 11/15/2050 (c)	45,043,460	415,584
Series 2019-C17, Class XA, IO, VRN, 1.31%, 9/15/2052 (c)	26,491,437	888,932
CSMC Trust:
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	516,507	489,873
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	1,410,000	1,265,900
CSTL Commercial Mortgage Trust Series 2026-GATE3, Class B, VRN, 4.94%, 2/10/2043 (a) (c)	1,670,000	1,646,832
Del Amo Fashion Center Trust Series 2017-AMO, Class A, 3.64%, 6/5/2035 (a) (c)	940,000	925,830
ELP Commercial Mortgage Trust Series 2025-ELP, Class E, VRN, 6.02%, 11/13/2042 (a) (c)	2,200,000	2,172,776
Extended Stay America Trust Series 2026-ESH2, Class A, 1 mo. USD Term SOFR + 1.20%, 4.87%, 2/15/2043 (a) (c)	1,654,434	1,650,301
FS Rialto Issuer LLC:
Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 5.01%, 5/16/2038 (a) (c)	394,510	394,490
Security Description	Principal Amount	Value
Series 2025-FL10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.06%, 8/19/2042 (a) (c)	$1,670,000	$1,665,912
Series 2026-FL11, Class A, 1 mo. USD Term SOFR + 1.45%, 5.12%, 1/19/2044 (a) (c)	3,180,000	3,175,577
FS Trust Series 2026-HULA, Class A, 1 mo. USD Term SOFR + 1.45%, 5.13%, 3/15/2041 (a) (c)	1,710,000	1,706,978
GGP Trust Series 2026-TY, Class A, VRN, 4.67%, 3/5/2043 (a) (c)	2,230,000	2,204,112
GPMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.46%, 5.14%, 12/15/2036 (a) (c)	2,503,591	2,505,171
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (a) (c)	1,147,000	1,011,267
GS Mortgage Securities Corp. Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 4.87%, 7/15/2031 (a) (c)	283,000	233,147
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 5.57%, 7/15/2031 (a) (c)	650,000	44,087
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 6.07%, 7/15/2031 (a) (c)	650,000	32,494
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 6.77%, 7/15/2031 (a) (c)	650,000	16,244
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 7.89%, 7/15/2031 (a) (c)	650,000	6,494
GS Mortgage Securities Trust:
Series 2015-GC34, Class XA, IO, 0.34%, 10/10/2048 (c)	1,112,034	6,054
Series 2016-GS3, Class XA, IO, 1.14%, 10/10/2049 (c)	20,115,979	29,236
Series 2017-GS7, Class XA, IO, 1.02%, 8/10/2050 (c)	36,209,374	306,272
Incref LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.73%, 5.41%, 10/19/2042 (a) (c)	1,940,000	1,942,685
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class XA, IO, 0.72%, 1/15/2049 (c)	$1,936,188	$3,653
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.85%, 4.52%, 4/15/2037 (a) (c)	1,690,695	1,673,896
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.33%, 11/15/2047 (c)	758,368	718
Series 2015-C30, Class XA, IO, 0.00%, 7/15/2048 (c)	2,376,687	93
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.44%, 6/15/2049 (c)	6,402,433	36,328
KREF Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.18%, 4.86%, 2/15/2039 (a) (c)	506,168	506,101
LBTY Commercial Mortgage Trust Series 2026-225L, Class B, VRN, 4.88%, 2/10/2043 (a) (c)	2,230,000	2,193,974
LMRK Issuer Co. 2 LLC Series 2025-1A, Class A, ABS, 5.52%, 9/15/2055 (a)	3,500,000	3,486,198
LoanCore Issuer LLC Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.06%, 8/17/2042 (a) (c)	2,080,000	2,077,103
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.87%, 3/10/2050 (a) (c)	29,249,146	115,493
Manhattan West Mortgage Trust Series 2020-1MW, Class C, VRN, 2.34%, 9/10/2039 (a) (c)	1,300,000	1,247,804
MF1 LLC:
Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 5.83%, 6/19/2037 (a) (c)	1,058,803	1,059,132
Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 5.00%, 2/18/2040 (a) (c)	2,080,000	2,071,397
Series 2026-FL21, Class ASFX, 5.12%, 2/18/2041 (a)	3,490,000	3,447,998
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 4.87%, 10/16/2036 (a) (c)	278,630	278,582
Security Description	Principal Amount	Value
MF1 Trust Series 2024-FL15, Class A, 1 mo. USD Term SOFR + 1.69%, 5.37%, 8/18/2041 (a) (c)	$1,750,000	$1,753,320
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C28, Class XA, IO, 1.04%, 1/15/2049 (c)	2,772,966	6,870
Series 2016-C30, Class XA, IO, 1.28%, 9/15/2049 (c)	10,101,600	10,346
Series 2016-C31, Class C, 4.24%, 11/15/2049 (c)	1,835,000	1,721,653
Series 2025-5C2, Class A3, 5.11%, 11/15/2058	2,061,000	2,091,790
Morgan Stanley Capital I Trust:
Series 2016-UB12, Class XA, IO, 0.59%, 12/15/2049 (c)	42,592,517	80,187
Series 2019-L3, Class XA, IO, 0.60%, 11/15/2052 (c)	51,382,775	935,933
Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (c)	1,698,495	1,698,646
NXPT Commercial Mortgage Trust:
Series 2024-STOR, Class A, VRN, 4.31%, 11/5/2041 (a) (c)	1,110,000	1,091,978
Series 2024-STOR, Class B, VRN, 4.65%, 11/5/2041 (a) (c)	1,030,000	1,013,935
NYC Commercial Mortgage Trust:
Series 2026-1PARK, Class C, 1 mo. USD Term SOFR + 1.85%, 5.53%, 2/15/2043 (a) (c)	2,250,000	2,233,125
Series 2026-7W34, Class A, VRN, 4.87%, 2/5/2041 (a) (c)	1,670,000	1,662,689
Oceanview Mortgage Trust Series 2026-1, Class A, VRN, 5.10%, 8/25/2055 (a) (c)	3,939,422	3,901,093
PENN Commercial Mortgage Trust Series 2025-P11, Class B, 5.93%, 8/10/2042 (a) (c)	1,660,000	1,700,417
PFP Ltd. Series 2026-13, Class A, 1 mo. USD Term SOFR + 1.50%, 5.18%, 8/18/2043 (a) (c)	3,310,000	3,310,632
PLYM Commercial Mortgage Trust Series 2026-IND, Class A, 1 mo. USD Term SOFR + 1.25%, 4.92%, 3/15/2043 (a) (c)	2,260,000	2,247,915
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1 mo. USD Term SOFR + 1.26%, 4.94%, 5/15/2038 (a) (c)	$1,390,000	$1,384,093
SLG Office Trust:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,450,000	1,245,334
Series 2026-OMA, Class C, VRN, 5.45%, 4/15/2041 (a) (b) (c)	1,710,000	1,713,623
SPGN Trust Series 2026-TFLM, Class A, 1 mo. USD Term SOFR + 1.30%, 4.97%, 2/15/2041 (a) (c)	1,680,000	1,670,134
SREIT Trust Series 2021-MFP2, Class A, 1 mo. USD Term SOFR + 0.94%, 4.61%, 11/15/2036 (a) (c)	1,000,000	999,387
Starwood Ltd. Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 4.99%, 4/18/2038 (a) (c)	376,311	375,931
TCO Commercial Mortgage Trust Series 2024-DPM, Class C, 1 mo. USD Term SOFR + 1.99%, 5.66%, 12/15/2039 (a) (c)	1,380,000	1,378,255
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 5.33%, 2/15/2039 (a) (c)	1,014,092	1,014,087
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.45%, 6/15/2050 (c)	14,060,576	132,093
Series 2017-C4, Class XA, IO, 1.08%, 10/15/2050 (c)	18,985,342	213,135
Series 2017-C6, Class B, VRN, 4.15%, 12/15/2050 (c)	3,940,000	3,705,243
Series 2018-C8, Class C, 4.68%, 2/15/2051 (c)	1,969,000	1,844,137
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	647,000	649,607
Velocity Commercial Capital Loan Trust:
Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (c)	1,391,866	1,108,527
Series 2024-6, Class A, VRN, 5.81%, 12/25/2054 (a) (c)	4,523,453	4,533,226
Series 2025-3, Class A, VRN, 5.87%, 6/25/2055 (a) (c)	5,823,166	5,842,314
Security Description	Principal Amount	Value
Series 2025-5, Class A, VRN, 5.32%, 12/25/2055 (a) (c)	$9,619,896	$9,540,099
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS2, Class XA, IO, 0.00%, 7/15/2058 (c)	803,117	31
Series 2016-BNK1, Class XB, IO, VRN, 1.49%, 8/15/2049 (c)	19,849,000	61,893
Series 2017-C38, Class XA, IO, 0.90%, 7/15/2050 (c)	30,815,245	191,928
Series 2017-C42, Class B, VRN, 4.00%, 12/15/2050 (c)	1,761,000	1,632,651
Series 2017-RC1, Class XA, IO, 1.37%, 1/15/2060 (c)	14,371,440	107,433
Series 2025-5C4, Class A3, 5.67%, 5/15/2058	1,875,000	1,937,380
Series 2025-5C7, Class A3, 5.20%, 12/15/2058	2,087,000	2,117,958
Series 2026-5C8, Class A3, 5.03%, 3/15/2059	1,696,000	1,714,231
Series 2026-5C8, Class C, 5.55%, 3/15/2059	1,696,000	1,654,436
Series 2026-5C8, Class XA, IO, VRN, 1.58%, 3/15/2059 (c)	38,151,000	2,209,132
Willowbrook Mall Series 2025-WBRK, Class A, 5.87%, 3/5/2035 (a) (c)	1,393,000	1,428,896
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $279,819,677)		241,985,751

	Shares
SHORT-TERM INVESTMENT — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (i) (j) (Cost $336,795,996)	336,795,996	336,795,996
TOTAL INVESTMENTS — 106.2% (Cost $4,566,896,963)		4,448,303,991
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(260,191,642)
NET ASSETS — 100.0%		$4,188,112,349

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 26.0% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	When-issued security.
(c)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $79,478,
representing less than 0.05% of the Fund's net assets.

(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2026. Maturity date shown is the final maturity.
(g)	Non-income producing security.
(h)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(j)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note
At March 31,2026, the Fund had unfunded loan commitments of $100,081, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	15,923	15,983	60
GC Ferry Acquisition I, Inc.	11,667	11,521	(146)
Kaman Corp.	29,110	29,155	45
Pinnacle Buyer LLC	9,677	9,700	23
Pye-Barker Fire & Safety, LLC	15,600	15,642	42
Savor Acquisition, Inc.	18,104	18,148	44
	$100,081	$100,149	$68
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (short)	(230)	06/18/2026	$(26,571,367)	$(26,108,594)	$462,773
Ultra U.S. Treasury Bond Futures (short)	(1,270)	06/18/2026	(152,295,359)	(148,034,375)	4,260,984
2 Yr. U.S. Treasury Note Futures (long)	8,520	06/30/2026	1,779,977,297	1,767,434,058	(12,543,239)
5 Yr. U.S. Treasury Note Futures (long)	6,690	06/30/2026	732,499,441	723,722,113	(8,777,328)
U.S. Treasury Bond Futures (long)	4,200	06/18/2026	491,430,591	478,275,000	(13,155,591)
					$(29,752,401)
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$517,609,473	$25,176	$517,634,649
Asset-Backed Securities	—	414,735,316	—	414,735,316
Foreign Government Obligations	—	11,127,913	—	11,127,913
U.S. Government Agency Obligations	—	1,608,896,628	—	1,608,896,628
U.S. Treasury Obligations	—	862,203,143	—	862,203,143
Mortgage-Backed Securities	—	413,684,958	—	413,684,958
Commercial Mortgage Backed Securities	—	241,985,751	—	241,985,751
Common Stocks	—	—	54,302	54,302
Senior Floating Rate Loans	—	41,185,335	0 (a)	41,185,335
Short-Term Investment	336,795,996	—	—	336,795,996
TOTAL INVESTMENTS	$336,795,996	$4,111,428,517	$79,478	$4,448,303,991
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$214	$—	$214
Unfunded Loans - Unrealized Depreciation	—	(146)	—	(146)
Futures Contracts - Unrealized Appreciation	4,723,757	—	—	4,723,757
Futures Contracts - Unrealized Depreciation	(34,476,158)	—	—	(34,476,158)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(29,752,401)	$68	$—	$(29,752,333)

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	151,157,708	$151,157,708	$1,185,994,757	$1,000,356,469	$—	$—	336,795,996	$336,795,996	$2,588,165
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 84.5%
ARGENTINA — 0.2%
Vista Energy Argentina SAU 8.50%, 6/10/2033 (a)	$150,000	$157,383
AUSTRALIA — 2.1%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	1,900,000	1,838,174
BRAZIL — 8.5%
Cosan Overseas Ltd. 8.25%, 5/5/2026	300,000	283,650
CSN Resources SA 5.88%, 4/8/2032	600,000	368,154
FS Luxembourg SARL 8.13%, 2/11/2036 (a)	450,000	414,135
Guara Norte SARL 5.20%, 6/15/2034	1,848,991	1,791,100
MARB BondCo PLC 3.95%, 1/29/2031	600,000	530,718
Minerva Luxembourg SA 8.88%, 9/13/2033	200,000	213,734
Movida Europe SA 7.85%, 4/11/2029	200,000	194,872
MV24 Capital BV 6.75%, 6/1/2034	1,110,448	1,107,294
Nexa Resources SA 6.50%, 1/18/2028	500,000	506,730
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	653,719	657,007
Simpar Europe SA 5.20%, 1/26/2031	600,000	509,808
Unigel Luxembourg SA:
11.00%, 12/31/2028 (a)	136,966	2,826
13.50%, 12/31/2027 (a)	53,170	1,063
Yinson Bergenia Production BV 8.50%, 1/31/2045 (a)	986,700	1,039,251
		7,620,342
CHILE — 13.0%
Agrosuper SA 4.60%, 1/20/2032	250,000	236,323
Antofagasta PLC 5.63%, 5/13/2032	200,000	202,024
Banco Santander Chile 4.55%, 11/20/2030 (a)	1,700,000	1,682,269
CAP SA 3.90%, 4/27/2031 (a)	1,600,000	1,336,352
Cencosud SA 4.38%, 7/17/2027	600,000	597,786
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (a)	1,941,742	1,961,043
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	2,064,000	2,128,810
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (a)	1,480,531	1,343,582
Empresa Electrica Angamos SA 4.88%, 5/25/2029	60,800	54,786
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	417,600	414,969
Security Description	Principal Amount	Value
GNL Quintero SA 4.63%, 7/31/2029	$1,606,800	$1,597,802
		11,555,746
COLOMBIA — 3.6%
AL Candelaria -spain- SA:
5.75%, 6/15/2033	975,000	860,145
7.50%, 12/15/2028	147,916	150,225
Aris Mining Corp. 8.00%, 10/31/2029 (a)	200,000	206,760
Banco Davivienda SA 5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (b)	500,000	504,730
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	149,823
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (b)	200,000	209,872
Ecopetrol SA:
5.88%, 5/28/2045	100,000	73,613
5.88%, 11/2/2051	250,000	176,837
Empresas Publicas de Medellin ESP 4.38%, 2/15/2031	800,000	721,592
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	149,020	153,658
		3,207,255
GUATEMALA — 0.3%
Industrial Subordinated Trust 2 0 5 yr. CMT + 2.86%, 6.55%, 4/15/2036 (a) (b)	300,000	299,523
INDIA — 11.7%
Adani Electricity Mumbai Ltd. 3.87%, 7/22/2031	1,100,000	963,823
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031 (a)	1,387,000	1,264,914
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	1,000,000	877,170
4.38%, 7/3/2029	1,000,000	955,270
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra 4.63%, 10/15/2039	246,375	198,174
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	500,000	499,456
4.25%, 5/21/2036	1,363,250	1,187,742
BPRL International Singapore Pte. Ltd. Series EMTN, 4.38%, 1/18/2027	1,600,000	1,595,772
ONGC Videsh Vankorneft Pte. Ltd. 3.75%, 7/27/2026	1,400,000	1,395,926
Reliance Industries Ltd. 3.67%, 11/30/2027	500,000	492,930
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Wipro IT Services LLC 1.50%, 6/23/2026	$1,000,000	$992,970
		10,424,147
INDONESIA — 6.2%
Freeport Indonesia PT 4.76%, 4/14/2027	1,100,000	1,096,810
Indofood CBP Sukses Makmur Tbk. PT 3.40%, 6/9/2031	900,000	827,656
Minejesa Capital BV 4.63%, 8/10/2030	1,622,500	1,601,716
Pertamina Persero PT 3.65%, 7/30/2029	1,000,000	959,120
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.88%, 7/17/2029	200,000	191,658
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 4/24/2033	828,750	829,628
		5,506,588
JAMAICA — 0.0% *
Digicel Group Holdings Ltd. Series 2B, Zero Coupon, 12/31/2030 (a) (c)	87,241	1,539
MALAYSIA — 2.8%
MISC Capital Two Labuan Ltd. 3.75%, 4/6/2027	2,500,000	2,480,875
MEXICO — 11.9%
Banco Mercantil del Norte SA 10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (b)	200,000	199,380
Banco Nacional de Comercio Exterior SNC 5.88%, 5/7/2030 (a)	200,000	204,262
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5 yr. CMT + 2.65%, 5.13%, 1/18/2033 (b)	400,000	391,356
5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (b)	1,800,000	1,756,674
Cemex SAB de CV 5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (b)	1,700,000	1,690,837
Cometa Energia SA de CV 6.38%, 4/24/2035	588,000	596,820
Comision Federal de Electricidad:
3.35%, 2/9/2031	900,000	805,185
4.69%, 5/15/2029	200,000	196,092
6.45%, 1/24/2035 (a)	600,000	596,712
Fermaca Enterprises S de Real de CV 6.38%, 3/30/2038	847,796	856,486
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a) (d)	300,000	582
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,698,118	1,700,461
Orbia Advance Corp. SAB de CV 6.75%, 9/19/2042	700,000	559,335
Security Description	Principal Amount	Value
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	$1,096,448	$1,044,937
		10,599,119
MOROCCO — 1.6%
OCP SA 6.75%, 5/2/2034	1,400,000	1,455,840
NETHERLANDS — 0.0% *
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	131,402	758
PARAGUAY — 3.3%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,722,741	1,402,312
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	2,030,000	1,540,952
		2,943,264
PERU — 12.3%
Banco BBVA Peru SA 5 yr. CMT + 2.00%, 6.20%, 6/7/2034 (b)	200,000	203,366
Banco de Credito del Peru SA 5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (b)	1,600,000	1,577,168
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (a) (b),(b)	1,700,000	1,722,406
InRetail Consumer 3.25%, 3/22/2028	1,700,000	1,635,060
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	750,268	711,029
5.88%, 7/5/2034	1,375,617	1,403,776
Marcobre SAC 5.75%, 1/22/2036 (a)	200,000	193,076
Minsur SA 4.50%, 10/28/2031	1,900,000	1,780,851
Peru LNG SRL 5.38%, 3/22/2030	800,160	776,091
Scotiabank Peru SAA 1 yr. CMT + 2.31%, 6.10%, 10/1/2035 (a) (b)	500,000	509,245
Volcan Cia Minera SAA 8.50%, 10/28/2032 (a)	500,000	508,035
		11,020,103
SINGAPORE — 4.6%
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 4.60%, 6/15/2032 (b)	2,500,000	2,500,677
United Overseas Bank Ltd. 5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (b)	1,611,000	1,589,187
		4,089,864
SOUTH AFRICA — 1.1%
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	1,000,000	1,019,613
UNITED STATES — 1.0%
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	700,000	695,821
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
GCC SAB de CV 3.61%, 4/20/2032	$200,000	$180,746
		876,567
VIETNAM — 0.3%
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	289,691	284,833
TOTAL CORPORATE BONDS & NOTES (Cost $75,589,618)		75,381,533
FOREIGN GOVERNMENT OBLIGATIONS — 6.7%
BRAZIL — 1.0%
Brazil Government International Bonds 4.75%, 1/14/2050	1,200,000	866,391
CHILE — 0.2%
Chile Government International Bonds 2.45%, 1/31/2031	200,000	182,627
COLOMBIA — 0.7%
Colombia Government International Bonds:
4.13%, 5/15/2051	750,000	453,113
5.00%, 6/15/2045	200,000	143,220
		596,333
DOMINICAN REPUBLIC — 0.3%
Dominican Republic International Bonds 5.95%, 1/25/2027	276,000	277,372
MEXICO — 1.7%
Mexico Government International Bonds:
4.40%, 2/12/2052	1,100,000	777,067
6.34%, 5/4/2053	800,000	743,655
		1,520,722
MOROCCO — 1.5%
Morocco Government International Bonds:
2.38%, 12/15/2027	800,000	767,503
4.00%, 12/15/2050	500,000	342,793
5.95%, 3/8/2028	200,000	203,156
		1,313,452
PERU — 0.8%
Peru Government International Bonds 2.84%, 6/20/2030	800,000	743,416
TRINIDAD AND TOBAGO — 0.5%
Trinidad & Tobago Government International Bonds 6.50%, 1/28/2036 (a)	500,000	493,453
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,727,421)		5,993,766

Security Description	Shares	Value
COMMON STOCKS — 0.0%
NETHERLANDS — 0.0%
Stichting Administratiekantoor (c) (e) (Cost $0)	485	$—
SHORT-TERM INVESTMENT — 7.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g) (Cost $6,656,918)	6,656,918	6,656,918
TOTAL INVESTMENTS — 98.6% (Cost $88,973,957)		88,032,217
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		1,210,728
NET ASSETS — 100.0%		$89,242,945

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 11.0% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $1,539,
representing less than 0.05% of the Fund's net assets.

(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Non-income producing security.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$75,379,994	$1,539	$75,381,533
Foreign Government Obligations	—	5,993,766	—	5,993,766
Common Stocks	—	—	0 (a)	0
Short-Term Investment	6,656,918	—	—	6,656,918
TOTAL INVESTMENTS	$6,656,918	$81,373,760	$1,539	$88,032,217

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2026.
Industry Breakdown as of March 31, 2026

% of Net Assets
Electric	19.2%
Banks	15.1
Mining	9.0
Transportation	8.1
Foreign Government Obligations	6.7
Commercial Services	6.3
Oil & Gas	5.8
Pipelines	4.8
Food	2.7
Chemicals	2.3
Construction Materials	2.1
Oil & Gas Services	2.0
Iron/Steel	1.9
Retail	1.8
Engineering & Construction	1.6
IT Services	1.1
Energy-Alternate Sources	0.7
Telecommunications	0.0
Investment Company Securities	0.0
Diversified Financial Services	0.0
Financials	0.0
Short-Term Investment	7.4
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,392,157	$3,392,157	$62,939,033	$59,674,272	$—	$—	6,656,918	$6,656,918	$62,370
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 21.7%
AEROSPACE & DEFENSE — 0.4%
Northrop Grumman Corp. 4.65%, 7/15/2030	$824,000	$828,590
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	658,000	746,961
		1,575,551
AGRICULTURE — 0.6%
Altria Group, Inc.:
4.50%, 8/6/2030	205,000	204,102
6.20%, 11/1/2028	116,000	121,001
BAT Capital Corp. 4.91%, 4/2/2030	23,000	23,246
BAT International Finance PLC 5.93%, 2/2/2029	350,000	363,139
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	367,000	363,385
Imperial Brands Finance PLC 5.50%, 2/1/2030 (a)	1,269,000	1,301,410
		2,376,283
AIRLINES — 0.2%
Delta Air Lines, Inc. 4.95%, 7/10/2028	825,000	827,937
AUTO MANUFACTURERS — 0.3%
Hyundai Capital America:
4.55%, 9/26/2029 (a)	607,000	604,056
5.40%, 6/24/2031 (a)	750,000	763,792
		1,367,848
BANKS — 2.8%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	252,000	251,859
SOFR + 0.83%, 4.98%, 1/24/2029 (b)	749,000	755,599
Canadian Imperial Bank of Commerce SOFR + 0.60%, 4.24%, 9/8/2028 (b)	1,159,000	1,156,346
Citigroup, Inc.:
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	1,040,000	1,036,422
SOFR + 0.87%, 4.79%, 3/4/2029 (b)	448,000	450,294
Goldman Sachs Group, Inc.:
SOFR + 0.90%, 4.15%, 10/21/2029 (b)	372,000	368,540
SOFR + 0.96%, 4.52%, 1/21/2032 (b)	193,000	190,109
JPMorgan Chase & Co.:
SOFR + 0.92%, 4.59%, 4/22/2028 (b)	855,000	856,795
Security Description	Principal Amount	Value
SOFR + 0.80%, 4.92%, 1/24/2029 (b)	$600,000	$605,484
M&T Bank Corp. Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	228,000	228,933
Royal Bank of Canada Series GMTN, SOFR + 0.86%, 4.53%, 10/18/2028 (b)	609,000	609,548
Societe Generale SA 3.00%, 1/22/2030 (a)	1,393,000	1,302,622
Truist Financial Corp. Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	1,295,000	1,375,860
Wells Fargo & Co.:
Series MTN, SOFR + 1.07%, 4.74%, 4/22/2028 (b)	756,000	758,268
SOFR + 1.50%, 5.15%, 4/23/2031 (b)	748,000	760,701
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	357,000	371,930
		11,079,310
BIOTECHNOLOGY — 0.7%
Amgen, Inc. 4.20%, 2/19/2031	957,000	943,535
Biogen, Inc. 5.05%, 1/15/2031	759,000	773,163
Illumina, Inc. 4.65%, 9/9/2026	310,000	310,068
Royalty Pharma PLC 4.45%, 3/25/2031	935,000	923,107
		2,949,873
COMMERCIAL SERVICES — 1.1%
Element Fleet Management Corp.:
4.64%, 11/24/2030 (a)	153,000	150,869
5.04%, 3/25/2030 (a)	1,486,000	1,500,236
Equifax, Inc. 4.80%, 9/15/2029	451,000	453,733
Global Payments, Inc.:
4.88%, 11/15/2030	320,000	314,099
5.30%, 8/15/2029	143,000	143,972
Quanta Services, Inc. 4.50%, 1/15/2031	455,000	451,460
Triton Container International Ltd. 3.15%, 6/15/2031 (a)	1,243,000	1,124,928
Verisk Analytics, Inc. 4.45%, 3/15/2031	129,000	126,851
		4,266,148
CONSTRUCTION MATERIALS — 0.0% *
Amrize Finance U.S. LLC 4.70%, 4/7/2028	15,000	15,080
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.75%, 6/6/2028	$686,000	$702,450
Aircastle Ltd./Aircastle Ireland DAC 5.25%, 3/15/2030 (a)	625,000	630,775
American Express Co. SOFR + 1.26%, 4.73%, 4/25/2029 (b)	1,184,000	1,191,590
Aviation Capital Group LLC:
4.80%, 10/24/2030 (a)	998,000	986,284
6.25%, 4/15/2028 (a)	110,000	113,149
Avilease Capital Ltd. 4.75%, 11/12/2030 (a)	652,000	634,957
Avolon Holdings Funding Ltd.:
5.38%, 5/30/2030 (a)	916,000	927,624
6.38%, 5/4/2028 (a)	345,000	355,322
Charles Schwab Corp. SOFR + 0.94%, 4.34%, 11/14/2031 (b)	943,000	932,702
LPL Holdings, Inc. 4.63%, 11/15/2027 (a)	460,000	456,647
		6,931,500
ELECTRIC — 1.8%
American Electric Power Co., Inc. 5.20%, 1/15/2029	998,000	1,018,848
Black Hills Corp. 4.55%, 1/31/2031	783,000	774,951
CenterPoint Energy, Inc. 5.40%, 6/1/2029	225,000	230,560
Constellation Energy Generation LLC 3.90%, 1/8/2028	664,000	659,033
Dominion Energy, Inc. 5.00%, 6/15/2030	438,000	444,242
DTE Energy Co. 5.20%, 4/1/2030	444,000	452,862
ENEL Finance International NV 4.38%, 9/30/2030 (a)	322,000	316,516
Evergy Kansas Central, Inc. 4.70%, 3/13/2028	756,000	759,455
Evergy, Inc. 4.25%, 3/15/2029	69,000	68,417
Exelon Corp. 5.15%, 3/15/2029	457,000	466,195
FirstEnergy Transmission LLC 4.55%, 1/15/2030	10,000	9,990
Niagara Mohawk Power Corp. 4.65%, 10/3/2030 (a)	767,000	763,993
Pinnacle West Capital Corp. 4.90%, 5/15/2028	197,000	198,570
Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	717,000	740,059
Security Description	Principal Amount	Value
Southern Power Co. Series A, 4.25%, 10/1/2030	$310,000	$305,713
		7,209,404
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Molex Electronic Technologies LLC 4.75%, 4/30/2028 (a)	415,000	416,677
ELECTRONICS — 0.1%
Arrow Electronics, Inc. 5.15%, 8/21/2029	525,000	530,192
ENGINEERING & CONSTRUCTION — 0.3%
Jacobs Solutions, Inc. 4.75%, 3/3/2031	434,000	427,850
MasTec, Inc. 4.50%, 8/15/2028 (a)	787,000	778,721
		1,206,571
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 4.75%, 7/15/2030	755,000	763,864
FOOD — 0.3%
Mars, Inc. 4.80%, 3/1/2030 (a)	931,000	940,720
Sysco Corp. 5.10%, 9/23/2030	380,000	383,002
		1,323,722
FOREST PRODUCTS & PAPER — 0.2%
Suzano Austria GmbH 3.75%, 1/15/2031	970,000	899,985
GAS — 0.3%
National Fuel Gas Co. 5.50%, 3/15/2030	359,000	367,458
NiSource, Inc. 5.20%, 7/1/2029	742,000	757,144
Southern Co. Gas Capital Corp. Series A, 4.05%, 9/15/2028	121,000	120,071
		1,244,673
HEALTH CARE PRODUCTS — 0.5%
Augusta SpinCo Corp. 4.40%, 3/23/2029	277,000	276,214
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	533,000	529,434
4.80%, 8/14/2029	1,006,000	1,015,084
		1,820,732
HEALTH CARE SERVICES — 0.5%
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	1,028,000	935,151
4.35%, 4/1/2030	570,000	565,132
Quest Diagnostics, Inc. 4.20%, 6/30/2029	424,000	421,465
		1,921,748
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
HOME BUILDERS — 0.1%
Meritage Homes Corp. 5.13%, 6/6/2027	$325,000	$325,933
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 4.88%, 12/6/2028	68,000	68,674
INSURANCE — 0.5%
American National Global Funding 4.88%, 1/23/2031 (a)	408,000	399,913
Athene Global Funding:
4.72%, 10/8/2029 (a)	430,000	423,395
5.03%, 7/17/2030 (a)	743,000	734,894
Brown & Brown, Inc.:
4.50%, 3/15/2029	94,000	93,537
4.70%, 6/23/2028	95,000	95,289
New York Life Global Funding 4.70%, 1/29/2029 (a)	41,000	41,374
Progressive Corp. 4.60%, 3/26/2031	386,000	386,791
		2,175,193
INTERNET — 0.3%
Airbnb, Inc. 4.40%, 3/16/2029	204,000	203,716
AppLovin Corp. 5.13%, 12/1/2029	398,000	399,958
Uber Technologies, Inc. 4.15%, 1/15/2031	406,000	396,991
		1,000,665
IRON/STEEL — 0.5%
ArcelorMittal SA 4.25%, 7/16/2029	951,000	947,329
Vale Overseas Ltd. 3.75%, 7/8/2030	951,000	904,572
		1,851,901
IT SERVICES — 0.5%
Dell International LLC/EMC Corp. 4.50%, 2/15/2031	645,000	636,344
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	551,000	547,876
4.55%, 10/15/2029	841,000	836,744
		2,020,964
LEISURE TIME — 0.2%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (a)	911,000	920,748
LODGING — 0.1%
Marriott International, Inc. 4.80%, 3/15/2030	553,000	557,700
MACHINERY-DIVERSIFIED — 0.5%
CNH Industrial Capital LLC 4.50%, 10/16/2030	936,000	924,628
Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp. 4.90%, 5/29/2030	$919,000	$928,640
		1,853,268
MINING — 0.1%
Rio Tinto Finance USA PLC 4.88%, 3/14/2030	523,000	531,018
MISCELLANEOUS MANUFACTURER — 0.0% *
Textron, Inc. 3.90%, 9/17/2029	175,000	171,223
OIL & GAS — 0.5%
APA Corp. 4.25%, 1/15/2030	963,000	947,053
Cenovus Energy, Inc. 4.65%, 3/20/2031	937,000	930,741
Devon Energy Corp. 5.25%, 10/15/2027	81,000	80,988
		1,958,782
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 4.45%, 9/1/2026	289,000	288,951
PHARMACEUTICALS — 0.2%
AbbVie, Inc. 4.88%, 3/15/2030	287,000	292,611
Cardinal Health, Inc. 5.13%, 2/15/2029	363,000	369,243
		661,854
PIPELINES — 1.7%
Boardwalk Pipelines LP 4.45%, 7/15/2027	241,000	240,788
Cheniere Energy Partners LP 4.50%, 10/1/2029	758,000	753,437
DCP Midstream Operating LP 5.13%, 5/15/2029	95,000	96,506
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	129,000	126,332
Enbridge, Inc. 6.00%, 11/15/2028	188,000	195,170
Energy Transfer LP 6.05%, 12/1/2026	861,000	869,111
Kinder Morgan, Inc. 5.00%, 2/1/2029	352,000	357,467
MPLX LP 4.80%, 2/15/2029	757,000	763,442
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	646,000	647,053
Targa Resources Corp. 4.35%, 4/15/2031	948,000	928,196
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	540,000	545,368
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Western Midstream Operating LP:
4.05%, 2/1/2030	$519,000	$504,312
6.35%, 1/15/2029	66,000	68,724
Williams Cos., Inc. 4.80%, 11/15/2029	526,000	531,260
		6,627,166
REAL ESTATE INVESTMENT TRUSTS — 2.1%
Agree LP 2.90%, 10/1/2030	471,000	435,265
American Tower Corp. 4.90%, 3/15/2030	1,482,000	1,494,671
CubeSmart LP 4.38%, 2/15/2029	1,527,000	1,517,212
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	821,000	813,201
Essential Properties LP 2.95%, 7/15/2031	862,000	776,929
Extra Space Storage LP 5.50%, 7/1/2030	1,551,000	1,591,357
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028	383,000	383,176
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	885,000	784,482
Store Capital LLC 4.95%, 2/11/2031 (a)	785,000	778,610
		8,574,903
RETAIL — 0.3%
Darden Restaurants, Inc. 4.35%, 10/15/2027	209,000	208,511
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	938,000	922,842
		1,131,353
SEMICONDUCTORS — 0.2%
Broadcom, Inc. 4.35%, 2/15/2030	258,000	257,144
Marvell Technology, Inc.:
4.75%, 7/15/2030	355,000	356,182
5.75%, 2/15/2029	264,000	272,279
		885,605
SOFTWARE — 0.5%
Atlassian Corp. 5.25%, 5/15/2029	295,000	296,897
Fiserv, Inc. 4.75%, 3/15/2030	1,007,000	998,108
Paychex, Inc. 5.10%, 4/15/2030	327,000	330,064
Roper Technologies, Inc. 4.25%, 9/15/2028	207,000	205,855
		1,830,924
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 0.4%
T-Mobile USA, Inc. 3.50%, 4/15/2031	$1,695,000	$1,604,538
TRANSPORTATION — 0.5%
Canadian Pacific Railway Co. 4.80%, 3/30/2030	883,000	893,799
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (a)	854,000	866,605
Ryder System, Inc. 4.30%, 12/1/2030	360,000	353,927
		2,114,331
TRUCKING & LEASING — 0.2%
GATX Corp.:
4.00%, 6/30/2030	238,000	231,608
4.70%, 4/1/2029	433,000	433,896
		665,504
WATER — 0.1%
Essential Utilities, Inc.:
3.57%, 5/1/2029	10,000	9,718
4.80%, 8/15/2027	299,000	300,103
		309,821
TOTAL CORPORATE BONDS & NOTES (Cost $87,170,770)		86,858,117
ASSET-BACKED SECURITIES — 15.7%
AUTOMOBILE — 1.8%
Ally Auto Receivables Trust Series 2024-2, Class A3, 4.14%, 7/16/2029	729,399	729,655
American Credit Acceptance Receivables Trust Series 2025-3, Class A, 4.73%, 1/12/2029 (a)	1,239,264	1,240,819
AmeriCredit Automobile Receivables Trust:
Series 2026-1, Class A1, 3.99%, 3/18/2027 (a)	950,000	949,887
Series 2026-1, Class A2, 4.03%, 4/18/2029 (a)	950,000	949,644
CarMax Auto Owner Trust Series 2026-1, Class A3, 4.04%, 3/17/2031	900,000	896,287
Carvana Auto Receivables Trust:
Series 2021-N4, Class D, 2.30%, 9/11/2028	853,698	837,838
Series 2024-P3, Class A4, 4.31%, 9/10/2030	300,000	299,321
Chase Auto Owner Trust Series 2024-5A, Class A4, 4.15%, 3/25/2030 (a)	525,000	525,551
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Exeter Select Automobile Receivables Trust Series 2025-1, Class A2, 4.83%, 10/16/2028	$351,607	$352,033
GLS Auto Receivables Issuer Trust Series 2025-1A, Class C, 5.07%, 11/15/2030 (a)	550,000	552,897
		7,333,932
CREDIT CARD — 0.2%
Avant Credit Card Master Trust Series 2025-1A, Class A, 4.89%, 4/15/2031 (a)	627,000	623,366
HOME EQUITY ABS — 0.1%
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.12%, 3.60%, 10/25/2034 (b)	396,312	359,658
Washington Mutural Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 4.15%, 10/25/2036 (b)	247,391	81,274
		440,932
OTHER ABS — 13.5%
ACHV ABS Trust:
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	152,037	153,030
Series 2024-3AL, Class A, 5.01%, 12/26/2031 (a)	172,274	173,088
Series 2024-2PL, Class A, 5.07%, 10/27/2031 (a)	37,144	37,244
Affirm Asset Securitization Trust:
Series 2025-X2, Class A, 4.45%, 10/15/2030 (a)	665,087	665,577
Series 2025-X1, Class A, 5.08%, 4/15/2030 (a)	42,675	42,701
Affirm Master Trust:
Series 2025-1A, Class B, 5.13%, 2/15/2033 (a)	200,000	200,911
Series 2025-1A, Class C, 5.28%, 2/15/2033 (a)	200,000	200,693
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	500,000	494,954
Avant Loans Funding Trust:
Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	250,000	252,330
Series 2025-REV1, Class A, 5.12%, 5/15/2034 (a)	750,000	753,035
Series 2025-REV1, Class B, 5.42%, 5/15/2034 (a)	250,000	250,287
Security Description	Principal Amount	Value
Bain Capital Credit CLO Ltd.:
Series 2021-3A, Class AR, 3 mo. USD Term SOFR + 1.06%, 4.73%, 7/24/2034 (a) (b)	$1,000,000	$997,521
Series 2022-6A, Class A1R, 3 mo. USD Term SOFR + 1.37%, 5.04%, 1/22/2038 (a) (b)	500,000	500,028
Benefit Street Partners CLO 46 Ltd. Series 2025-46A, Class A, 3 mo. USD Term SOFR + 1.21%, 4.88%, 1/25/2039 (a) (b)	2,000,000	1,996,062
Benefit Street Partners CLO XXXII Ltd. Series 2023-32A, Class AR, 3 mo. USD Term SOFR + 1.21%, 4.88%, 10/25/2038 (a) (b)	1,000,000	997,895
Bridge Street CLO V Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.22%, 4.89%, 4/20/2038 (a) (b)	1,000,000	998,520
Carlyle U.S. CLO Ltd.:
Series 2021-9A, Class AR, 3 mo. USD Term SOFR + 1.11%, 4.78%, 10/20/2034 (a) (b)	1,000,000	998,000
Series 2017-3A, Class A1R2, 3 mo. USD Term SOFR + 1.40%, 5.07%, 10/21/2037 (a) (b)	500,000	500,350
CarVal CLO IX-C Ltd. Series 2024-1A, Class A, 3 mo. USD Term SOFR + 1.68%, 5.35%, 4/20/2037 (a) (b)	500,000	500,167
CIFC Funding Ltd.:
Series 2022-4A, Class AR, 3 mo. USD Term SOFR + 1.09%, 4.76%, 7/16/2035 (a) (b)	1,050,000	1,048,425
Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.21%, 4.88%, 10/20/2038 (a) (b)	1,000,000	997,500
Series 2021-5A, Class A1R, 3 mo. USD Term SOFR + 1.26%, 4.93%, 1/15/2038 (a) (b)	1,000,000	998,584
Columbia Cent CLO 31 Ltd. Series 2021-31A, Class A1R, 3 mo. USD Term SOFR + 1.10%, 4.77%, 4/20/2034 (a) (b)	1,000,000	997,203
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Compass Datacenters Issuer III LLC Series 2025-1A, Class A3, 5.85%, 2/25/2050 (a)	$800,000	$797,894
CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2, 4.50%, 5/20/2049 (a)	700,000	680,787
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.12%, 7/25/2047 (a)	846,000	840,464
Flatiron CLO 31 Ltd. Series 2025-31A, Class X, 3 mo. USD Term SOFR + 0.85%, 4.55%, 1/18/2039 (a) (b)	1,000,000	999,955
GreenSky Home Improvement Issuer Trust:
Series 2025-3A, Class A1, 4.34%, 12/27/2060 (a)	398,073	398,060
Series 2025-2A, Class A4, 4.89%, 6/25/2060 (a)	137,360	137,798
Series 2025-1A, Class A4, 5.22%, 3/25/2060 (a)	242,483	244,688
KREF Ltd.:
Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 5.09%, 2/15/2039 (a) (b)	250,000	249,812
Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 5.13%, 2/17/2039 (a) (b)	81,044	81,046
LoanCore Issuer Ltd.:
Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.41%, 5.09%, 11/15/2038 (a) (b)	20,689	20,715
Series 2022-CRE7, Class A, 30 day USD SOFR Average + 1.55%, 5.22%, 1/17/2037 (a) (b)	85,483	85,489
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	244,679	186,309
Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class A, 2.64%, 10/15/2046 (a)	702,087	666,771
Madison Park Funding LXIII Ltd. Series 2023-63A, Class A1R, 3 mo. USD Term SOFR + 1.40%, 5.07%, 7/21/2038 (a) (b)	2,000,000	2,002,000
Security Description	Principal Amount	Value
Magnetite XXXV Ltd. Series 2022-35A, Class A1RR, 3 mo. USD Term SOFR + 1.20%, 4.92%, 1/25/2039 (a) (b)	$2,000,000	$1,996,600
Mariner Finance Issuance Trust Series 2025-AA, Class B, 5.33%, 5/20/2038 (a)	300,000	302,828
OCP CLO Ltd. Series 2024-31A, Class AR, 3 mo. USD Term SOFR + 1.15%, 4.82%, 4/20/2039 (a) (b)	500,000	498,000
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR, 3 mo. USD Term SOFR + 0.99%, 4.66%, 7/20/2034 (a) (b)	1,000,000	998,000
OHA Credit Funding 7 Ltd. Series 2020-7A, Class A1R2, 3 mo. USD Term SOFR + 1.28%, 4.95%, 7/19/2038 (a) (b)	1,000,000	1,001,800
Pagaya AI Debt Grantor Trust:
Series 2025-7, Class A1, 4.27%, 11/16/2026 (a)	231,937	231,893
Series 2025-1, Class B, 5.63%, 7/15/2032 (a)	463,260	464,267
Peace Park CLO Ltd. Series 2021-1A, Class AR, 3 mo. USD Term SOFR + 1.25%, 4.92%, 10/20/2038 (a) (b)	1,000,000	998,500
Reach ABS Trust:
Series 2026-1A, Class A, 4.32%, 2/15/2033 (a)	786,587	786,764
Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	245,696	246,141
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 9/15/2048 (a)	750,000	746,239
Rockford Tower CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.61%, 5.28%, 4/20/2037 (a) (b)	1,000,000	1,000,153
RR 34 Ltd. Series 2024-34RA, Class A1R, 3 mo. USD Term SOFR + 1.35%, 5.02%, 10/15/2039 (a) (b)	600,000	600,360
RR 8 Ltd. Series 2020-8A, Class A1A2, 3 mo. USD Term SOFR + 1.23%, 4.90%, 1/15/2039 (a) (b)	2,000,000	1,997,204
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC Series 2026-1A, Class A, 4.56%, 12/22/2042 (a)	$1,000,000	$996,138
Slam Ltd. Series 2024-1A, Class A, 5.34%, 9/15/2049 (a)	315,972	314,761
SoFi Consumer Loan Program Trust:
Series 2026-1, Class A, 4.06%, 12/26/2035 (a)	1,210,465	1,208,604
Series 2025-3, Class A, 4.47%, 8/15/2034 (a)	226,201	226,315
Series 2025-4, Class B, 4.60%, 8/25/2035 (a)	1,000,000	997,333
Series 2025-3, Class B, 4.67%, 8/15/2034 (a)	550,000	549,778
Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	240,756	241,303
Series 2025-2, Class B, 4.97%, 6/25/2034 (a)	400,000	401,978
Series 2025-1, Class B, 5.12%, 2/27/2034 (a)	750,000	755,396
Steele Creek CLO Ltd. Series 2019-2A, Class ARR, 3 mo. USD Term SOFR + 1.00%, 4.67%, 7/15/2032 (a) (b)	551,839	551,041
Storm King Park CLO Ltd. Series 2022-1A, Class AR, 3 mo. USD Term SOFR + 1.36%, 5.03%, 10/15/2037 (a) (b)	1,000,000	1,000,250
Switch ABS Issuer LLC Series 2026-1A, Class A21, 5.61%, 3/27/2056 (a)	1,000,000	1,001,816
Tesla Sustainable Energy Trust Series 2024-1A, Class A2, 5.08%, 6/21/2050 (a)	325,017	325,251
Trestles CLO VI Ltd. Series 2023-6A, Class A1R, 3 mo. USD Term SOFR + 1.18%, 4.85%, 4/25/2038 (a) (b)	500,000	498,757
Unity-Peace Park CLO Ltd. Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.06%, 4.72%, 4/20/2035 (a) (b)	1,000,000	997,339
Upgrade Master Pass-Thru Trust:
Series 2025-ST4, Class A, 5.50%, 8/16/2032 (a)	713,652	716,301
Series 2025-ST2, Class A, 6.11%, 6/15/2032 (a)	323,248	326,438
Upstart Securitization Trust:
Series 2026-1, Class A2, 4.30%, 3/20/2036 (a)	750,000	748,015
Security Description	Principal Amount	Value
Series 2025-4, Class A1, 4.34%, 11/20/2026 (a)	$116,153	$116,142
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	1,322,437	1,323,129
Series 2025-3, Class B, 5.02%, 9/20/2035 (a)	650,000	645,534
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	874,567	875,425
Voya CLO Ltd.:
Series 2023-1A, Class A1R, 3 mo. USD Term SOFR + 1.21%, 4.88%, 1/20/2039 (a) (b)	1,000,000	997,833
Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.52%, 5.19%, 4/15/2037 (a) (b)	500,000	500,088
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.28%, 4.95%, 10/20/2038 (a) (b)	2,500,000	2,495,037
Wellington Management CLO 4 Ltd. Series 2025-4A, Class A, 3 mo. USD Term SOFR + 1.15%, 4.82%, 4/18/2038 (a) (b)	1,000,000	997,571
		53,822,215
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	55,730	50,482
Navient Private Education Refi Loan Trust Series 2022-A, Class A, 2.23%, 7/15/2070 (a)	187,712	171,500
		221,982
WL COLLATERAL CMO — 0.0% *
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	102,969	102,959
TOTAL ASSET-BACKED SECURITIES (Cost $62,666,943)		62,545,386
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.9%
Federal Home Loan Mortgage Corp.:
5.00%, 6/1/2053	490,439	485,250
5.50%, 8/1/2043	809,153	821,971
5.50%, 7/1/2053	539,907	544,320
5.50%, 2/1/2055	584,712	594,470
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS:
Series 4981, Class GF, 30 day USD SOFR Average + 0.51%, 4.18%, 6/25/2050 (b)	$711,546	$700,056
Series 5646, Class FB, 30 day USD SOFR Average + 1.00%, 4.70%, 6/25/2055 (b)	800,000	797,846
Series 5646, Class FG, 30 day USD SOFR Average + 1.10%, 4.80%, 6/25/2055 (b)	2,000,000	2,003,341
Series 5650, Class CF, 30 day USD SOFR Average + 1.25%, 4.91%, 4/25/2056 (b)	850,000	850,396
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	260,067	247,839
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	713,462	634,092
Series 5473, Class DF, CMO, 30 day USD SOFR Average + 1.15%, 4.81%, 11/25/2054 (b)	234,431	236,040
Series 5512, Class FA, CMO, 30 day USD SOFR Average + 0.90%, 4.56%, 3/25/2055 (b)	1,800,141	1,791,944
Series 5596, Class FH, CMO, 30 day USD SOFR Average + 1.20%, 4.86%, 11/25/2055 (b)	1,271,960	1,270,632
Series 5598, Class DF, CMO, 30 day USD SOFR Average + 1.25%, 4.91%, 11/25/2055 (b)	879,477	879,953
Series 5614, Class FA, CMO, 30 day USD SOFR Average + 1.15%, 4.81%, 11/25/2054 (b)	800,388	803,831
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2024-HQA1, Class M1, 30 day USD SOFR Average + 1.25%, 4.91%, 3/25/2044 (a) (b)	433,047	432,776
Series 2025-DNA1, Class M1, CMO, 30 day USD SOFR Average + 1.05%, 4.71%, 1/25/2045 (a) (b)	526,250	525,547
Series 2025-HQA1, Class A1, CMO, 30 day USD SOFR Average + 0.95%, 4.61%, 2/25/2045 (a) (b)	1,194,000	1,190,292
Security Description	Principal Amount	Value
Series 2026-DNA2, Class M1, CMO, 30 day USD SOFR Average + 1.20%, 4.87%, 3/25/2046 (a) (b)	$2,500,000	$2,496,702
Federal National Mortgage Association:
3.00%, 11/1/2033	335,832	326,368
3.00%, 11/1/2036	105,694	100,549
5.00%, 8/1/2043	590,283	592,683
5.50%, 4/1/2045	495,163	500,521
5.50%, 8/1/2045	845,519	854,668
5.50%, 4/1/2054	561,530	570,500
5.50%, 1/1/2055	2,028,425	2,048,392
5.50%, 2/1/2055	590,398	600,585
5.50%, 4/1/2055	917,203	923,486
Federal National Mortgage Association REMICS:
Series 2008-9, Class FA, 30 day USD SOFR Average + 0.61%, 4.28%, 2/25/2038 (b)	649,244	648,392
Series 2016-83, Class FK, 30 day USD SOFR Average + 0.61%, 4.28%, 11/25/2046 (b)	601,732	598,301
Series 2026-21, Class FC, 30 day USD SOFR Average + 1.25%, 4.92%, 7/25/2054 (b)	2,850,000	2,834,715
Series 2022-68, Class FB, CMO, 30 day USD SOFR Average + 0.87%, 4.53%, 10/25/2052 (b)	753,568	747,646
Series 2025-15, Class FQ, CMO, 30 day USD SOFR Average + 1.20%, 4.86%, 4/25/2055 (b)	497,295	498,753
Series 2026-27, Class QF, CMO, 30 day USD SOFR Average + 1.15%, 4.82%, 4/25/2056 (b)	850,000	853,650
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 4.25%, 12/25/2040 (b)	88,190	87,723
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 4.23%, 3/25/2046 (b)	160,743	158,669
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.08%, 12/25/2047 (b)	117,187	114,268
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.08%, 6/25/2048 (b)	128,805	125,750
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association REMICS:
Series 2025-196, Class QF, CMO, 30 day USD SOFR Average + 1.15%, 4.82%, 11/20/2055 (b)	$937,640	$941,120
Series 2025-205, Class FD, CMO, 30 day USD SOFR Average + 1.15%, 4.82%, 11/20/2055 (b)	1,589,802	1,598,063
Series 2025-207, Class FA, CMO, 30 day USD SOFR Average + 1.20%, 4.87%, 9/20/2054 (b)	1,233,888	1,235,957
Series 2025-211, Class FD, CMO, 30 day USD SOFR Average + 1.10%, 4.77%, 12/20/2055 (b)	1,244,416	1,248,253
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,587,882)		35,516,310
U.S. TREASURY OBLIGATIONS — 26.3%
U.S. Treasury Inflation-Indexed Bonds 2.38%, 1/15/2027	677,313	689,563
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2027	1,002,083	996,701
1.63%, 10/15/2027	505,011	513,119
U.S. Treasury Notes:
0.50%, 6/30/2027	18,060,000	17,337,600
0.63%, 3/31/2027	3,000,000	2,910,000
0.75%, 1/31/2028	32,500,000	30,740,430
0.88%, 9/30/2026	5,000,000	4,929,492
0.88%, 11/15/2030	9,300,000	8,106,258
3.50%, 10/31/2027	39,000,000	38,797,383
TOTAL U.S. TREASURY OBLIGATIONS (Cost $105,281,613)		105,020,546
MORTGAGE-BACKED SECURITIES — 10.1%
Barclays Mortgage Loan Trust Series 2025-NQM3, Class A3, CMO, 5.95%, 5/25/2065 (a) (c)	1,725,888	1,734,181
BCCJ76LX3 5.10%, 4/30/2056 (b)	925,000	925,000
BX Trust Series 2021-RISE, Class B, 1 mo. USD Term SOFR + 1.36%, 5.04%, 11/15/2036 (a) (b)	194,426	194,305
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 4.97%, 7/25/2037 (b)	2,386,969	1,932,463
Security Description	Principal Amount	Value
COLT Mortgage Loan Trust Series 2025-12, Class A3, CMO, 5.39%, 1/26/2071 (a) (c)	$2,487,500	$2,475,898
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	422,402	185,595
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	219,477	102,413
Ellington Financial Mortgage Trust:
Series 2026-NQM1, Class A2, CMO, 5.06%, 2/25/2071 (a) (c)	987,192	977,813
Series 2026-NQM1, Class A3, CMO, 5.11%, 2/25/2071 (a) (c)	987,192	976,610
Series 2026-NQM3, Class A3, CMO, 5.38%, 3/25/2071 (a) (c)	1,000,000	993,892
Series 2025-NQM2, Class A3, CMO, VRN, 5.95%, 6/25/2070 (a) (c)	662,075	664,494
Great Wolf Trust Series 2024-WOLF, Class A, 1 mo. USD Term SOFR + 1.54%, 5.21%, 3/15/2039 (a) (b)	200,000	199,629
GS Mortgage-Backed Securities Trust:
Series 2025-NQM2, Class A1, CMO, 5.65%, 6/25/2065 (a) (c)	453,778	455,674
Series 2025-NQM2, Class A3, CMO, 5.90%, 6/25/2065 (a) (c)	453,778	455,591
Series 2025-NQM5, Class A3, CMO, 5.42%, 7/25/2065 (a) (c)	877,460	873,287
Series 2026-NQM2, Class A2, CMO, 5.19%, 11/25/2061 (a) (c)	977,554	972,056
Series 2026-NQM2, Class A3, CMO, 5.34%, 11/25/2061 (a) (c)	977,554	970,479
JP Morgan Mortgage Trust:
Series 2025-NQM1, Class A3, CMO, 5.97%, 6/25/2065 (a) (c)	834,866	837,887
Series 2025-NQM4, Class A3, CMO, 5.26%, 3/25/2066 (a) (c)	463,746	460,378
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (a) (c)	294,957	295,078
Series 2021-GS2, Class A1, 5.75%, 4/25/2061 (a) (c)	232,174	232,536
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
LoanCore Issuer LLC Series 2025-CRE9, Class A, 1 mo. USD Term SOFR + 1.45%, 5.13%, 8/18/2042 (a) (b)	$450,000	$449,416
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.11%, 11/25/2036 (b)	1,937,891	1,750,903
MFA Trust:
Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a) (c)	374,731	375,202
Series 2025-NQM4, Class A3, CMO, 5.69%, 8/25/2070 (a) (c)	1,870,532	1,866,752
OBX Trust:
Series 2023-NQM10, Class A1, 6.47%, 10/25/2063 (a) (c)	421,832	423,562
Series 2024-NQM16, Class A1, CMO, 5.53%, 10/25/2064 (a) (c)	605,440	607,799
Series 2025-NQM14, Class A3, CMO, 5.62%, 7/25/2065 (a) (c)	2,507,373	2,507,448
Series 2025-NQM7, Class A1, CMO, 5.56%, 5/25/2055 (a) (c)	2,922,332	2,938,058
Series 2025-NQM8, Class A1, CMO, 5.47%, 3/25/2065 (a) (c)	749,573	752,186
PRPM Trust:
Series 2025-NQM2, Class A1, CMO, 5.69%, 4/25/2070 (a) (c)	3,232,643	3,245,460
Series 2025-NQM6, Class A3, CMO, 5.34%, 12/25/2070 (a) (c)	970,452	966,407
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, 6.00%, 7/25/2036	2,589,144	453,999
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	26,892	26,741
Santander Mortgage Asset Receivable Trust Series 2025-NQM5, Class A3, CMO, 5.47%, 8/25/2065 (a) (c)	910,646	907,167
Verus Securitization Trust:
Series 2022-3, Class A1, 5.13%, 2/25/2067 (a) (c)	577,020	555,255
Series 2023-5, Class A1, 6.48%, 6/25/2068 (a) (c)	506,471	506,538
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (a) (c)	694,517	695,024
Series 2024-1, Class A1, 5.71%, 1/25/2069 (a) (c)	369,655	370,583
Series 2024-3, Class A1, 6.34%, 4/25/2069 (a) (c)	288,149	290,569
Security Description	Principal Amount	Value
Series 2024-6, Class A3, CMO, 6.15%, 7/25/2069 (a) (c)	$193,817	$194,833
Series 2025-10, Class A2, CMO, 5.21%, 6/25/2070 (a) (c)	516,273	514,292
Series 2025-5, Class A1, CMO, 5.43%, 6/25/2070 (a) (c)	833,889	836,444
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	760,554	763,119
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 4.12%, 12/25/2036 (b)	1,281,012	1,101,642
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 4.20%, 10/25/2035 (b)	202,054	189,252
TOTAL MORTGAGE-BACKED SECURITIES (Cost $41,610,482)		40,203,910
COMMERCIAL MORTGAGE BACKED SECURITIES — 10.4%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2, 3.90%, 8/10/2035 (a)	170,000	162,610
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 4.85%, 9/15/2034 (a) (b)	200,000	199,003
A10 Issuer LLC Series 2025-FL6, Class A, 1 mo. USD Term SOFR + 1.47%, 5.14%, 5/15/2042 (a) (b)	440,000	440,039
Acore Issuer LLC Series 2026-FL1, Class A, 1 mo. USD Term SOFR + 1.45%, 5.13%, 8/20/2043 (a) (b)	500,000	499,548
ACREC LLC:
Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 4.99%, 8/18/2042 (a) (b)	210,000	209,999
Series 2026-FL4, Class A, 1 mo. USD Term SOFR + 1.45%, 5.13%, 1/18/2043 (a) (b)	430,000	429,758
ALA Trust Series 2025-OANA, Class A, 1 mo. USD Term SOFR + 1.74%, 5.42%, 6/15/2040 (a) (b)	290,000	290,061
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	$139,000	$138,176
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.35%, 5.03%, 1/20/2043 (a) (b)	450,000	449,936
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.12%, 1/15/2037 (a) (b)	112,799	112,799
ARDN Mortgage Trust Series 2025-ARCP, Class A, 1 mo. USD Term SOFR + 1.75%, 5.42%, 6/15/2035 (a) (b)	350,000	348,369
AREIT Ltd.:
Series 2023-CRE8, Class A, 1 mo. USD Term SOFR + 2.11%, 5.79%, 8/17/2041 (a) (b)	148,297	148,296
Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.07%, 12/17/2029 (a) (b)	320,000	319,112
AREIT Trust:
Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 4.92%, 1/20/2037 (a) (b)	186,280	186,168
Series 2025-CRE11, Class A, 1 mo. USD Term SOFR + 1.55%, 5.23%, 7/25/2043 (a) (b)	380,000	380,134
ARES Commercial Mortgage Trust Series 2026-GCP, Class B, 1 mo. USD Term SOFR + 1.50%, 5.17%, 2/15/2043 (a) (b)	290,000	289,278
Bank:
Series 2017-BNK6, Class XA, IO, 0.74%, 7/15/2060 (b)	812,120	5,044
Series 2020-BN26, Class XA, IO, VRN, 1.19%, 3/15/2063 (b)	1,235,634	43,448
Bank5:
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	195,000	198,862
Series 2025-5YR18, Class XA, IO, VRN, 1.05%, 12/15/2058 (b)	6,864,024	298,744
Series 2023-5YR2, Class A3, VRN, 6.66%, 7/15/2056 (b)	421,000	437,015
Bank5 Trust Series 2025-5YR13, Class XA, IO, VRN, 1.06%, 1/15/2058 (a) (b)	7,593,962	280,050
Security Description	Principal Amount	Value
Barclays Commercial Mortgage Trust Series 2019-C3, Class ASB, 3.46%, 5/15/2052	$278,913	$275,413
BBCMS Mortgage Trust:
Series 2025-C35, Class A1, 4.67%, 7/15/2058	229,811	229,374
Series 2025-5C34, Class XA, IO, VRN, 1.17%, 5/15/2058 (b)	5,298,039	216,850
Series 2025-5C38, Class XA, IO, VRN, 1.46%, 11/15/2058 (b)	4,860,000	287,427
Series 2025-C32, Class XA, IO, VRN, 1.13%, 2/15/2062 (b)	2,434,686	193,139
BDS LLC:
Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.25%, 9/19/2039 (a) (b)	300,000	300,222
Series 2025-FL15, Class A, 1 mo. USD Term SOFR + 1.40%, 5.08%, 3/19/2043 (a) (b)	450,000	449,298
Series 2025-FL16, Class A, 1 mo. USD Term SOFR + 1.40%, 5.08%, 6/19/2043 (a) (b)	340,000	339,379
Benchmark Mortgage Trust:
Series 2018-B6, Class A2, 4.20%, 10/10/2051	146,971	145,904
Series 2019-B14, Class A2, 2.91%, 12/15/2062	273,705	265,682
Series 2025-B41, Class A1, 4.40%, 7/15/2068	114,057	113,176
Series 2018-B1, Class XA, IO, 0.52%, 1/15/2051 (b)	1,360,527	9,248
Series 2019-B15, Class XA, IO, VRN, 0.80%, 12/15/2072 (b)	3,772,657	86,957
Series 2025-V17, Class XA, IO, VRN, 1.51%, 9/15/2058 (b)	4,580,000	268,993
Series 2025-V18, Class XA, IO, VRN, 1.26%, 10/15/2058 (a) (b)	8,224,489	408,488
Series 2026-V20, Class XA, IO, VRN, 1.22%, 2/15/2059 (b)	10,869,467	571,594
BLP Commercial Mortgage Trust:
Series 2024-IND2, Class A, 1 mo. USD Term SOFR + 1.34%, 5.01%, 3/15/2041 (a) (b)	214,164	213,634
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-IND, Class A, 1 mo. USD Term SOFR + 1.20%, 4.87%, 3/15/2042 (a) (b)	$251,563	$249,833
BMO Mortgage Trust:
Series 2025-5C12, Class XA, IO, VRN, 1.44%, 10/15/2058 (b)	7,194,533	398,911
Series 2025-5C13, Class XA, IO, VRN, 1.20%, 12/15/2058 (b)	10,080,224	479,779
Series 2025-C11, Class XA, IO, VRN, 1.10%, 2/15/2058 (b)	2,050,868	152,476
BMP Trust Series 2024-MF23, Class B, 1 mo. USD Term SOFR + 1.64%, 5.31%, 6/15/2041 (a) (b)	154,000	153,761
BRSP Ltd.:
Series 2024-FL2, Class A, 1 mo. USD Term SOFR + 1.95%, 5.62%, 8/19/2037 (a) (b)	219,000	218,944
Series 2026-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 5.13%, 8/19/2043 (a) (b)	590,000	588,192
BSPRT Issuer LLC Series 2026-FL13, Class A, 1 mo. USD Term SOFR + 1.50%, 5.15%, 10/18/2043 (a) (b) (d)	570,000	570,116
BSPRT Issuer Ltd. Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.50%, 5.17%, 2/15/2037 (a) (b)	8,366	8,365
BX Commercial Mortgage Trust:
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 4.52%, 10/15/2036 (a) (b)	53,851	53,784
Series 2021-ACNT, Class B, 1 mo. USD Term SOFR + 1.36%, 5.04%, 11/15/2038 (a) (b)	246,527	246,220
Series 2021-ACNT, Class C, 1 mo. USD Term SOFR + 1.61%, 5.29%, 11/15/2038 (a) (b)	167,713	167,504
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.04%, 4.71%, 12/15/2038 (a) (b)	211,704	211,608
Series 2021-CIP, Class B, 1 mo. USD Term SOFR + 1.39%, 5.06%, 12/15/2038 (a) (b)	84,682	84,602
Security Description	Principal Amount	Value
Series 2022-LP2, Class D, 1 mo. USD Term SOFR + 1.96%, 5.63%, 2/15/2039 (a) (b)	$294,000	$293,794
Series 2024-AIRC, Class B, 1 mo. USD Term SOFR + 2.14%, 5.81%, 8/15/2041 (a) (b)	173,450	173,492
Series 2024-MDHS, Class B, 1 mo. USD Term SOFR + 1.84%, 5.51%, 5/15/2041 (a) (b)	217,000	216,893
Series 2024-MF, Class B, 1 mo. USD Term SOFR + 1.69%, 5.36%, 2/15/2039 (a) (b)	199,227	198,965
Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.39%, 5.06%, 3/15/2041 (a) (b)	287,304	287,320
Series 2025-BCAT, Class A, 1 mo. USD Term SOFR + 1.38%, 5.05%, 8/15/2042 (a) (b)	210,823	210,739
Series 2026-ALOHA, Class A, 1 mo. USD Term SOFR + 1.35%, 5.05%, 4/15/2043 (a) (b) (d)	340,000	339,969
Series 2026-CSMO, Class A, 1 mo. USD Term SOFR + 1.40%, 5.07%, 2/15/2043 (a) (b)	290,000	289,701
Series 2026-XL6, Class A, 1 mo. USD Term SOFR + 1.20%, 4.87%, 3/15/2043 (a) (b)	320,000	318,773
BX Mortgage Trust:
Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 4.48%, 10/15/2036 (a) (b)	210,000	209,482
Series 2021-PAC, Class D, 1 mo. USD Term SOFR + 1.41%, 5.09%, 10/15/2036 (a) (b)	300,000	298,507
BX Trust:
Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 4.42%, 10/15/2026 (a) (b)	214,868	214,472
Series 2021-BXMF, Class C, 1 mo. USD Term SOFR + 1.31%, 4.98%, 10/15/2026 (a) (b)	250,679	250,368
Series 2021-LBA, Class BV, 1 mo. USD Term SOFR + 1.41%, 5.09%, 2/15/2036 (a) (b)	300,508	300,320
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-LGCY, Class B, 1 mo. USD Term SOFR + 0.97%, 4.64%, 10/15/2036 (a) (b)	$210,000	$209,608
Series 2021-SDMF, Class B, 1 mo. USD Term SOFR + 0.85%, 4.53%, 9/15/2034 (a) (b)	269,113	268,863
Series 2022-LBA6, Class B, 1 mo. USD Term SOFR + 1.30%, 4.97%, 1/15/2039 (a) (b)	320,000	319,642
Series 2024-CNYN, Class C, 1 mo. USD Term SOFR + 1.94%, 5.61%, 4/15/2041 (a) (b)	180,379	180,001
Series 2025-ROIC, Class C, 1 mo. USD Term SOFR + 1.54%, 5.22%, 3/15/2030 (a) (b)	224,484	222,353
Series 2026-OPTM, Class C, 1 mo. USD Term SOFR + 1.60%, 5.35%, 3/15/2039 (a) (b)	200,000	198,872
BXMT Ltd.:
Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.41%, 5.09%, 5/15/2038 (a) (b)	57,375	57,345
Series 2026-FL6, Class A, 1 mo. USD Term SOFR + 1.45%, 5.13%, 8/19/2043 (a) (b)	590,000	588,481
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	300,000	294,980
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	270,000	267,947
Citigroup Commercial Mortgage Trust Series 2023-PRM3, Class B, VRN, 6.36%, 7/10/2028 (a) (b)	350,000	358,269
COMM Mortgage Trust Series 2024-277P, Class A, 6.34%, 8/10/2044 (a)	290,000	302,371
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.05%, 6/15/2050 (b)	228,528	1,745
Series 2017-CX10, Class XA, IO, 0.84%, 11/15/2050 (b)	690,851	6,374
Series 2017-CX9, Class XA, IO, 0.58%, 9/15/2050 (b)	890,308	4,021
DBGS Mortgage Trust Series 2021-W52, Class A, 1 mo. USD Term SOFR + 1.66%, 5.33%, 10/15/2039 (a) (b)	230,000	228,353
Security Description	Principal Amount	Value
DBJPM 20-C9 Mortgage Trust Series 2020-C9, Class ASB, 1.88%, 8/15/2053	$306,055	$289,523
EQUS Mortgage Trust:
Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 1.02%, 4.69%, 10/15/2038 (a) (b)	143,865	143,776
Series 2021-EQAZ, Class B, 1 mo. USD Term SOFR + 1.36%, 5.04%, 10/15/2038 (a) (b)	198,776	198,652
Extended Stay America Trust Series 2026-ESH2, Class A, 1 mo. USD Term SOFR + 1.20%, 4.87%, 2/15/2043 (a) (b)	287,297	286,579
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 5.04%, 11/16/2036 (a) (b)	113,330	113,288
Series 2026-FL11, Class A, 1 mo. USD Term SOFR + 1.45%, 5.12%, 1/19/2044 (a) (b)	560,000	559,221
Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 5.01%, 5/16/2038 (a) (b)	65,094	65,091
GPMT Ltd.:
Series 2021-FL3, Class AS, 1 mo. USD Term SOFR + 1.96%, 5.64%, 7/16/2035 (a) (b)	188,956	188,859
Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.46%, 5.14%, 12/15/2036 (a) (b)	515,891	516,217
GS Mortgage Securities Trust:
Series 2013-GC13, Class AS, 3.86%, 7/10/2046 (a) (b)	61,641	60,888
Series 2017-GS7, Class XA, IO, 1.02%, 8/10/2050 (b)	348,754	2,950
Series 2020-GC47, Class XA, IO, VRN, 1.12%, 5/12/2053 (b)	2,096,759	71,277
GWT Trust Series 2024-WLF2, Class A, 1 mo. USD Term SOFR + 1.69%, 5.36%, 5/15/2041 (a) (b)	300,000	299,933
Incref LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.73%, 5.41%, 10/19/2042 (a) (b)	390,000	390,540
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	$690,639	$686,756
Series 2019-UES, Class A, 3.81%, 5/5/2032 (a)	207,837	201,848
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.85%, 4.52%, 4/15/2037 (a) (b)	176,584	174,829
Series 2016-JP4, Class XA, IO, 0.52%, 12/15/2049 (b)	1,236,375	1,678
Series 2016-NINE, Class A, VRN, 2.85%, 9/6/2038 (a) (b)	320,000	317,853
JPMCC Commercial Mortgage Securities Trust:
Series 2019-COR4, Class ASB, 3.94%, 3/10/2052	286,607	285,125
Series 2019-COR5, Class XA, IO, VRN, 1.42%, 6/13/2052 (b)	956,974	31,235
KIND Commercial Mortgage Trust Series 2024-1, Class A, 1 mo. USD Term SOFR + 1.89%, 5.56%, 8/15/2041 (a) (b)	300,000	299,543
KREF Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.18%, 4.86%, 2/15/2039 (a) (b)	148,147	148,127
LEX Trust Series 2026-450, Class A, 1 mo. USD Term SOFR + 1.35%, 5.02%, 3/15/2043 (a) (b)	200,000	199,141
LMNT CRE LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.55%, 5.23%, 7/21/2043 (a) (b)	500,000	499,634
LoanCore Issuer LLC Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.06%, 8/17/2042 (a) (b)	320,000	319,554
MF1 LLC:
Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 5.83%, 6/19/2037 (a) (b)	145,207	145,253
Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 5.00%, 2/18/2040 (a) (b)	320,000	318,676
Series 2026-FL21, Class A, 1 mo. USD Term SOFR + 1.35%, 5.03%, 2/18/2041 (a) (b)	590,000	587,949
Security Description	Principal Amount	Value
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 5.03%, 2/19/2037 (a) (b)	$130,089	$130,088
Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 4.87%, 10/16/2036 (a) (b)	51,624	51,615
MHP Trust Series 2021-STOR, Class B, 1 mo. USD Term SOFR + 1.01%, 4.69%, 7/15/2038 (a) (b)	230,000	229,741
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 5.54%, 5/15/2036 (a) (b)	127,000	17,409
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	99,071	97,834
Series 2016-UB12, Class XA, IO, 0.59%, 12/15/2049 (b)	1,203,670	2,266
Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	129,765	129,776
MTN Commercial Mortgage Trust Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.40%, 5.08%, 3/15/2039 (a) (b)	280,000	279,582
NYC Commercial Mortgage Trust Series 2026-1PARK, Class B, 1 mo. USD Term SOFR + 1.50%, 5.18%, 2/15/2043 (a) (b)	290,000	287,825
PFP Ltd.:
Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 5.50%, 9/17/2039 (a) (b)	300,544	300,428
Series 2026-13, Class A, 1 mo. USD Term SOFR + 1.50%, 5.18%, 8/18/2043 (a) (b)	390,000	390,074
PLYM Commercial Mortgage Trust Series 2026-IND, Class A, 1 mo. USD Term SOFR + 1.25%, 4.92%, 3/15/2043 (a) (b)	300,000	298,396
PRM5 Trust Series 2025-PRM5, Class B, VRN, 4.44%, 3/10/2033 (a) (b)	320,000	316,911
SCG Trust Series 2025-SNIP, Class A, 1 mo. USD Term SOFR + 1.50%, 5.17%, 9/15/2042 (a) (b)	320,000	319,323
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SCOTT Trust Series 2023-SFS, Class AS, 6.20%, 3/10/2040 (a)	$330,000	$336,139
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1 mo. USD Term SOFR + 1.26%, 4.94%, 5/15/2038 (a) (b)	280,000	278,810
SPGN Trust Series 2026-TFLM, Class A, 1 mo. USD Term SOFR + 1.30%, 4.97%, 2/15/2041 (a) (b)	290,000	288,297
SREIT Trust Series 2021-MFP2, Class A, 1 mo. USD Term SOFR + 0.94%, 4.61%, 11/15/2036 (a) (b)	260,000	259,841
Starwood Ltd.:
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 4.99%, 4/18/2038 (a) (b)	90,709	90,617
Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.35%, 5.02%, 11/15/2038 (a) (b)	28,698	28,697
TCO Commercial Mortgage Trust Series 2024-DPM, Class B, 1 mo. USD Term SOFR + 1.59%, 5.26%, 12/15/2039 (a) (b)	250,000	248,891
TRTX Issuer Ltd.:
Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 5.33%, 2/15/2039 (a) (b)	163,070	163,069
Series 2025-FL6, Class A, 1 mo. USD Term SOFR + 1.54%, 5.22%, 9/18/2042 (a) (b)	240,000	239,922
Series 2025-FL7, Class A, 1 mo. USD Term SOFR + 1.45%, 5.13%, 6/18/2043 (a) (b)	410,000	409,645
TYSN Mortgage Trust Series 2023-CRNR, Class A, VRN, 6.58%, 12/10/2033 (a) (b)	350,000	364,020
UBS Commercial Mortgage Trust:
Series 2017-C7, Class ASB, 3.59%, 12/15/2050	234,914	233,552
Series 2018-C11, Class ASB, 4.12%, 6/15/2051	139,095	138,496
Series 2019-C16, Class ASB, 3.46%, 4/15/2052	230,132	227,529
Series 2017-C1, Class XA, IO, 1.45%, 6/15/2050 (b)	492,224	4,624
Security Description	Principal Amount	Value
VASA Trust Series 2021-VASA, Class A, 1 mo. USD Term SOFR + 1.01%, 4.69%, 7/15/2039 (a) (b)	$315,000	$308,812
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	100,000	100,403
Velocity Commercial Capital Loan Trust:
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	106,783	105,195
Series 2024-3, Class A, VRN, 6.65%, 6/25/2054 (a) (b)	825,569	841,249
Series 2024-5, Class A, VRN, 5.49%, 10/25/2054 (a)	673,462	670,444
Series 2025-4, Class A, VRN, 5.19%, 9/25/2055 (a) (b)	2,053,890	2,034,647
Wells Fargo Commercial Mortgage Trust:
Series 2018-C43, Class A3, 3.75%, 3/15/2051	159,449	157,884
Series 2019-C53, Class ASB, 2.96%, 10/15/2052	316,161	310,520
Series 2021-C60, Class A2, 2.04%, 8/15/2054	132,917	131,716
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	491,583	476,028
Series 2025-AGLN, Class B, 1 mo. USD Term SOFR + 1.94%, 5.61%, 7/15/2037 (a) (b)	350,000	348,252
Series 2025-C64, Class A1, 5.02%, 2/15/2058	55,257	55,516
Series 2019-C51, Class XA, IO, VRN, 1.26%, 6/15/2052 (b)	853,857	27,833
Series 2019-C52, Class XA, IO, VRN, 1.56%, 8/15/2052 (b)	2,494,586	98,908
Series 2025-5C7, Class XA, IO, VRN, 1.44%, 12/15/2058 (b)	7,633,931	434,140
Series 2025-C64, Class XA, IO, VRN, 1.02%, 2/15/2058 (b)	2,237,088	156,290
Series 2026-5C8, Class XA, IO, VRN, 1.58%, 3/15/2059 (b)	11,804,000	683,510
WFRBS Commercial Mortgage Trust Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	24,665	24,254
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $43,056,382)		41,470,355
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 1.8%
AEROSPACE & DEFENSE — 0.1%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 5.67%, 10/31/2031 (b)	$175,629	$175,925
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 5.67%, 10/31/2031 (b)	66,803	66,916
		242,841
BIOTECHNOLOGY — 0.1%
BioMarin Pharmaceutical, Inc. Term Loan B (e)	370,000	369,539
BUILDING PRODUCTS — 0.1%
Standard Industries, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.43%, 9/22/2028 (b)	391,461	391,543
CHEMICALS — 0.0% *
Solstice Advanced Materials, Inc. Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.42%, 10/29/2032 (b)	75,000	75,484
COMMERCIAL SERVICES — 0.2%
APi Group DE, Inc. 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.42%, 1/3/2029 (b)	475,651	475,975
Trans Union LLC 2024 Term Loan B8, 3 mo. USD Term SOFR + 1.75%, 5.45%, 6/24/2031 (b)	37,027	36,898
Trans Union LLC 2024 Term Loan B9, 3 mo. USD Term SOFR + 1.75%, 5.45%, 6/24/2031 (b)	153,063	152,479
		665,352
COMPUTERS — 0.1%
CACI International, Inc. 2026 Incremental Term Loan B2, 1 mo. USD Term SOFR + 1.75%, 5.42%, 3/9/2033 (b)	360,000	360,338
CONSTRUCTION & ENGINEERING — 0.0% *
Dycom Investments, Inc. 2026 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.42%, 1/27/2033 (b)	30,000	30,156
Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.2%
Gates Global LLC 2024 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 5.42%, 6/4/2031 (b)	$277,884	$277,902
Resideo Funding, Inc. 2024 M&A 1st lien Term Loan B, 6 mo. USD Term SOFR + 2.00%, 5.64%, 6/13/2031 (b)	44,212	44,102
Resideo Funding, Inc. 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 2/11/2028 (b)	135,833	136,172
Resideo Funding, Inc. 2025 Incremental Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.67%, 8/13/2032 (b)	84,575	84,470
		542,646
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Corpay Technologies Operating Co. LLC Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 5.42%, 4/28/2028 (b)	482,192	482,443
CPI Holdco B LLC 2025 Add-on Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 5/19/2031 (b)	412,106	409,905
		892,348
ELECTRICAL EQUIPMENT — 0.0% *
Energizer Holdings, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.68%, 3/19/2032 (b)	136,698	136,698
ENTERTAINMENT — 0.1%
Delta 2 Lux SARL 2024 Term Loan B1, 3 mo. USD Term SOFR + 1.75%, 5.45%, 9/30/2031 (b)	370,000	369,769
Six Flags Entertainment Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 5/1/2031 (b)	113,434	111,874
		481,643
FOOD PRODUCTS — 0.1%
Aramark Services, Inc. 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.42%, 6/22/2030 (b)	112,468	112,796
Froneri Lux Finco SARL 2024 USD Term Loan B4, 6 mo. USD Term SOFR + 2.25%, 5.88%, 9/30/2031 (b)	178,346	175,085
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Froneri Lux Finco SARL 2025 USD Term Loan B6, 6 mo. USD Term SOFR + 2.25%, 5.88%, 9/30/2032 (b)	$94,762	$93,111
		380,992
HOME FURNISHINGS — 0.0% *
Somnigroup International, Inc. Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.88%, 10/24/2031 (b)	100,070	100,571
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
NRG Energy, Inc. 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 5.52%, 4/16/2031 (b)	526,113	527,796
INTERNET & TELECOM — 0.1%
Gen Digital, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.42%, 4/16/2032 (b)	59,550	58,750
Go Daddy Operating Co. LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 5.42%, 11/9/2029 (b)	302,034	298,165
		356,915
LODGING — 0.0% *
Wyndham Hotels & Resorts, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.42%, 5/24/2030 (b)	98,433	98,904
MACHINERY — 0.0% *
Allison Transmission, Inc. 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.42%, 1/2/2033 (b)	85,000	85,404
PIPELINES — 0.1%
Colossus Acquireco LLC Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.38%, 7/30/2032 (b)	408,611	407,749
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Iron Mountain, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00% 5.67%, 1/31/2031 (b)	344,453	343,055
RETAIL — 0.2%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 5.42%, 9/20/2030 (b)	477,174	476,699
Security Description	Principal Amount	Value
Burlington Coat Factory Warehouse Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.42%, 9/24/2031 (b)	$123,345	$123,345
		600,044
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,098,506)		7,090,018

	Shares
SHORT-TERM INVESTMENT — 5.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g) (Cost $22,992,233)	22,992,233	22,992,233
TOTAL INVESTMENTS — 100.7% (Cost $405,464,811)		401,696,875
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,667,084)
NET ASSETS — 100.0%		$399,029,791

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 37.2% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2026. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$86,858,117	$—	$86,858,117
Asset-Backed Securities	—	62,545,386	—	62,545,386
U.S. Government Agency Obligations	—	35,516,310	—	35,516,310
U.S. Treasury Obligations	—	105,020,546	—	105,020,546
Mortgage-Backed Securities	—	40,203,910	—	40,203,910
Commercial Mortgage Backed Securities	—	41,470,355	—	41,470,355
Senior Floating Rate Loans	—	7,090,018	—	7,090,018
Short-Term Investment	22,992,233	—	—	22,992,233
TOTAL INVESTMENTS	$22,992,233	$378,704,642	$—	$401,696,875
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,659,802	$4,659,802	$185,107,413	$166,774,982	$—	$—	22,992,233	$22,992,233	$373,950
See accompanying notes to Schedule of Investments.

STATE STREET FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC FIXED INCOME — 100.0%
State Street SPDR Bloomberg 1-3 Month T-Bills ETF (b)	179,944	$16,490,068
State Street SPDR Bloomberg High Yield Bond ETF	316,687	30,313,280
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF (b)	2,135,212	71,615,011
State Street SPDR Portfolio Intermediate Term Treasury ETF (b)	3,762,990	107,847,293
State Street SPDR Portfolio Long Term Corporate Bond ETF	2,635,638	58,563,876
State Street SPDR Portfolio Long Term Treasury ETF	1,179,531	31,021,665
State Street SPDR Portfolio Mortgage-Backed Bond ETF (b)	6,291,307	140,862,364
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $457,140,775)		456,713,557
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	12,225	12,225
State Street Navigator Securities Lending Portfolio II (e) (f)	40,604,219	40,604,219
TOTAL SHORT-TERM INVESTMENTS (Cost $40,616,444)		$40,616,444
TOTAL INVESTMENTS — 108.9% (Cost $497,757,219)		497,330,001
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(40,699,056)
NET ASSETS — 100.0%		$456,630,945

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$456,713,557	$—	$—	$456,713,557
Short-Term Investments	40,616,444	—	—	40,616,444
TOTAL INVESTMENTS	$497,330,001	$—	$—	$497,330,001
See accompanying notes to Schedule of Investments.

STATE STREET FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	144,368	$144,368	$2,546,272	$2,678,415	$—	$—	12,225	$12,225	$5,371
State Street Navigator Securities Lending Portfolio II	20,441,403	20,441,403	1,290,808,189	1,270,645,373	—	—	40,604,219	40,604,219	80,890
State Street SPDR Bloomberg 1-3 Month T-Bills ETF	255,948	23,478,110	21,170,194	28,138,265	2,372	(22,343)	179,944	16,490,068	178,983
State Street SPDR Bloomberg High Yield Bond ETF	192,188	18,694,127	67,579,403	55,709,917	271,970	(522,303)	316,687	30,313,280	1,061,436
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	5,440	182,675	147,389,550	75,787,514	100,499	(270,199)	2,135,212	71,615,011	1,188,349
State Street SPDR Portfolio Intermediate Term Treasury ETF	5,724,495	164,693,721	94,352,060	150,626,281	1,236,190	(1,808,397)	3,762,990	107,847,293	3,099,091
State Street SPDR Portfolio Long Term Corporate Bond ETF	2,039,540	46,032,418	75,127,900	61,741,966	244,645	(1,099,121)	2,635,638	58,563,876	1,634,321
State Street SPDR Portfolio Long Term Treasury ETF	1,807,053	48,031,469	104,743,959	120,278,467	(729,190)	(746,106)	1,179,531	31,021,665	967,736
State Street SPDR Portfolio Mortgage-Backed Bond ETF	5,858,146	129,465,026	97,863,417	87,234,631	1,043,264	(274,712)	6,291,307	140,862,364	3,191,259
Total		$451,163,317	$1,901,580,944	$1,852,840,829	$2,169,750	$(4,743,181)		$497,330,001	$11,407,436
See accompanying notes to Schedule of Investments.

STATE STREET US SECTOR ROTATION ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 27.8%
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Walmart, Inc.	5,528	$687,020
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	59,463	1,723,832
Verizon Communications, Inc.	31,770	1,594,854
		3,318,686
ENTERTAINMENT — 1.0%
Netflix, Inc. (a)	77,852	7,485,470
Walt Disney Co.	7,562	728,825
		8,214,295
INTERACTIVE MEDIA & SERVICES — 12.7%
Alphabet, Inc.	123,080	35,306,729
Alphabet, Inc.	158,593	45,605,003
Meta Platforms, Inc.	45,975	26,303,677
		107,215,409
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Exxon Mobil Corp.	1,765	299,450
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.4%
Broadcom, Inc.	43,878	13,580,680
NVIDIA Corp.	234,153	40,836,283
		54,416,963
SOFTWARE — 2.9%
Microsoft Corp.	67,602	25,024,232
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.3%
Apple, Inc.	143,105	36,318,618
TOTAL COMMON STOCKS (Cost $201,625,998)		235,494,673
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 72.1%
DOMESTIC EQUITY — 72.1%
State Street Communication Services Select Sector SPDR ETF (b) (c)	534,969	59,306,663
State Street Consumer Staples Select Sector SPDR ETF (b) (c)	332,889	27,290,240
State Street Energy Select Sector SPDR ETF (b)	561,574	34,402,023
State Street Financial Select Sector SPDR ETF (b) (c)	1,121,840	55,385,241
State Street Health Care Select Sector SPDR ETF (b)	962,150	141,060,812
Security Description	Shares	Value
State Street Industrial Select Sector SPDR ETF (b) (c)	694,372	$112,300,784
State Street Technology Select Sector SPDR ETF (b) (c)	1,359,118	180,626,782
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $579,642,921)		610,372,545
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	1,080,702	1,080,702
State Street Navigator Securities Lending Portfolio II (f) (g)	74,946,439	74,946,439
TOTAL SHORT-TERM INVESTMENTS (Cost $76,027,141)		$76,027,141
TOTAL INVESTMENTS — 108.9% (Cost $857,296,060)		921,894,359
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(75,365,881)
NET ASSETS — 100.0%		$846,528,478

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at March 31, 2026.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
See accompanying notes to Schedule of Investments.

STATE STREET US SECTOR ROTATION ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$235,494,673	$—	$—	$235,494,673
Mutual Funds and Exchange Traded Products	610,372,545	—	—	610,372,545
Short-Term Investments	76,027,141	—	—	76,027,141
TOTAL INVESTMENTS	$921,894,359	$—	$—	$921,894,359
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Communication Services Select Sector SPDR ETF	269,017	$29,196,415	$98,083,129	$70,118,354	$7,591,340	$(5,445,867)	534,969	$59,306,663	$529,222
State Street Consumer Discretionary Select Sector SPDR ETF	297,050	64,557,876	82,076,985	155,053,626	11,746,237	(3,327,472)	—	—	148,047
State Street Consumer Staples Select Sector SPDR ETF	823,198	66,654,342	151,896,530	188,567,354	(3,921,515)	1,228,237	332,889	27,290,240	1,223,114
State Street Energy Select Sector SPDR ETF	174,421	14,792,645	71,440,701	54,891,273	602,853	2,457,097	561,574	34,402,023	215,419
State Street Financial Select Sector SPDR ETF	1,744,694	91,369,625	253,204,111	280,689,333	16,902,289	(25,401,451)	1,121,840	55,385,241	679,952
State Street Health Care Select Sector SPDR ETF	836,897	112,805,347	297,766,296	289,317,907	12,872,533	6,934,543	962,150	141,060,812	2,076,432
State Street Industrial Select Sector SPDR ETF	123,248	18,181,545	124,686,168	24,883,344	3,474,946	(9,158,531)	694,372	112,300,784	319,576
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,521,181	2,521,181	9,610,948	11,051,427	—	—	1,080,702	1,080,702	27,371
State Street Materials Select Sector SPDR ETF	—	—	15,758,013	15,412,904	(345,109)	—	—	—	—
State Street Navigator Securities Lending Portfolio II	112,926,063	112,926,063	3,843,715,111	3,881,694,735	—	—	74,946,439	74,946,439	325,893
State Street Real Estate Select Sector SPDR ETF	631,688	26,164,517	77,377	26,223,615	(191,668)	173,389	—	—	—
State Street Technology Select Sector SPDR ETF	518,270	131,241,512	160,662,968	113,333,358	6,091,445	(4,035,785)	1,359,118	180,626,782	731,644
Total		$670,411,068	$5,108,978,337	$5,111,237,230	$54,823,351	$(36,575,840)		$686,399,686	$6,276,670
See accompanying notes to Schedule of Investments.

STATE STREET US EQUITY PREMIUM INCOME ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 0.7%
RTX Corp.	2,075	$400,267
AUTOMOBILES — 1.2%
General Motors Co.	4,294	319,903
Tesla, Inc. (a)	897	333,460
		653,363
BANKS — 3.6%
Bank of America Corp.	14,922	727,447
JPMorgan Chase & Co.	3,518	1,034,855
Regions Financial Corp.	8,123	212,173
		1,974,475
BEVERAGES — 0.8%
Monster Beverage Corp. (a)	3,474	251,726
PepsiCo, Inc.	1,326	205,915
		457,641
BIOTECHNOLOGY — 0.3%
Vertex Pharmaceuticals, Inc. (a)	359	160,308
BROADLINE RETAIL — 4.6%
Amazon.com, Inc. (a)	11,918	2,482,162
BUILDING PRODUCTS — 0.6%
Trane Technologies PLC	726	302,553
CAPITAL MARKETS — 3.8%
CME Group, Inc.	755	222,989
Intercontinental Exchange, Inc.	4,936	776,334
Robinhood Markets, Inc. Class A (a)	1,628	112,821
S&P Global, Inc.	2,233	949,784
		2,061,928
CHEMICALS — 1.6%
Ecolab, Inc.	326	86,722
International Flavors & Fragrances, Inc.	869	63,046
Linde PLC	1,456	721,827
		871,595
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Tetra Tech, Inc.	4,123	124,185
Waste Management, Inc.	2,824	648,927
		773,112
CONSTRUCTION & ENGINEERING — 0.1%
MasTec, Inc. (a)	150	48,261
CONSTRUCTION MATERIALS — 0.7%
Martin Marietta Materials, Inc.	648	381,465
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	4,569	449,681
Costco Wholesale Corp.	178	177,365
Walmart, Inc.	4,066	505,322
		1,132,368
ELECTRIC UTILITIES — 1.2%
NextEra Energy, Inc.	7,172	666,135
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 2.0%
Eaton Corp. PLC	1,163	$415,970
Emerson Electric Co.	5,135	672,788
		1,088,758
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	3,203	404,699
ENTERTAINMENT — 1.2%
Netflix, Inc. (a)	4,383	421,425
Walt Disney Co.	2,121	204,422
		625,847
FINANCIAL SERVICES — 3.6%
Berkshire Hathaway, Inc. Class B (a)	1,309	627,273
Mastercard, Inc. Class A	923	461,186
Visa, Inc. Class A	2,832	855,944
		1,944,403
FOOD PRODUCTS — 0.2%
Mondelez International, Inc. Class A	1,792	103,291
GROUND TRANSPORTATION — 1.2%
Uber Technologies, Inc. (a)	9,314	669,956
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	2,200	225,874
Boston Scientific Corp. (a)	8,554	536,763
Cooper Cos., Inc. (a)	2,800	200,200
Dexcom, Inc. (a)	1,880	118,064
Intuitive Surgical, Inc. (a)	515	237,410
		1,318,311
HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald's Corp.	927	288,102
HOUSEHOLD PRODUCTS — 0.6%
Procter & Gamble Co.	2,137	308,668
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	893	134,245
INSURANCE — 1.7%
American International Group, Inc.	1,255	94,439
Chubb Ltd.	714	232,714
Marsh & McLennan Cos., Inc.	2,479	429,982
Progressive Corp.	857	169,892
		927,027
INTERACTIVE MEDIA & SERVICES — 9.4%
Alphabet, Inc. Class A	10,318	2,967,044
Alphabet, Inc. Class C	1,553	445,494
Meta Platforms, Inc. Class A	2,992	1,711,813
		5,124,351
IT SERVICES — 0.2%
Accenture PLC Class A	502	99,542
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies, Inc.	1,580	180,089
See accompanying notes to Schedule of Investments.

STATE STREET US EQUITY PREMIUM INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Danaher Corp.	2,177	$412,759
Repligen Corp. (a)	1,128	132,901
Thermo Fisher Scientific, Inc.	713	350,461
Waters Corp. (a)	104	30,971
		1,107,181
MACHINERY — 2.6%
Parker-Hannifin Corp.	812	726,935
Westinghouse Air Brake Technologies Corp.	2,694	673,257
		1,400,192
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	2,693	158,295
MULTI-UTILITIES — 1.4%
CMS Energy Corp.	1,758	136,386
Sempra	6,562	637,629
		774,015
OIL, GAS & CONSUMABLE FUELS — 2.7%
Chevron Corp.	2,490	515,181
EQT Corp.	3,056	194,484
Exxon Mobil Corp.	4,367	740,905
		1,450,570
PHARMACEUTICALS — 4.0%
AstraZeneca PLC ADR	1,331	262,500
Eli Lilly & Co.	979	900,455
Johnson & Johnson	2,585	631,877
Merck & Co., Inc.	3,066	368,809
		2,163,641
PROFESSIONAL SERVICES — 0.2%
Broadridge Financial Solutions, Inc.	530	86,114
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. Class A (a)	2,783	376,985
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.9%
Advanced Micro Devices, Inc. (a)	4,059	825,722
Applied Materials, Inc.	2,249	768,686
Broadcom, Inc.	5,887	1,822,085
Lam Research Corp.	1,176	251,264
Micron Technology, Inc.	920	310,813
NVIDIA Corp.	28,551	4,979,295
Texas Instruments, Inc.	1,329	258,012
		9,215,877
SOFTWARE — 10.1%
Adobe, Inc. (a)	649	157,759
Crowdstrike Holdings, Inc. Class A (a)	306	119,465
Intuit, Inc.	251	108,527
Microsoft Corp.	9,196	3,404,083
Oracle Corp.	1,905	280,245
Salesforce, Inc.	2,662	496,916
Security Description	Shares	Value
ServiceNow, Inc. (a)	4,410	$461,066
Synopsys, Inc. (a)	1,234	489,256
		5,517,317
SPECIALIZED REITs — 1.3%
American Tower Corp. REIT	988	170,509
Equinix, Inc. REIT	542	531,290
		701,799
SPECIALTY RETAIL — 2.2%
Home Depot, Inc.	2,513	826,500
Lowe's Cos., Inc.	368	86,951
O'Reilly Automotive, Inc. (a)	2,883	266,130
		1,179,581
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.8%
Apple, Inc.	12,397	3,146,235
TOBACCO — 0.8%
Philip Morris International, Inc.	2,502	413,681
TRADING COMPANIES & DISTRIBUTORS — 1.3%
United Rentals, Inc.	612	445,879
WW Grainger, Inc.	229	249,795
		695,674
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	547	114,886
TOTAL COMMON STOCKS (Cost $56,043,662)		53,904,876
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $571,188)	571,188	571,188
TOTAL INVESTMENTS — 100.2% (Cost $56,614,850)		54,476,064
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(96,478)
NET ASSETS — 100.0%		$54,379,586

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET US EQUITY PREMIUM INCOME ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

The Fund had the following written option contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
S&P 500 Index	N/A	USD 7,100	04/02/2026	(21)	USD (14,910,000)	$(105)	$(52,017)	$51,912
S&P 500 Index	N/A	USD 6,930	04/10/2026	(20)	USD (13,860,000)	(1,450)	(145,540)	144,090
S&P 500 Index	N/A	USD 6,815	04/17/2026	(21)	USD (14,311,500)	(27,615)	(138,852)	111,237
S&P 500 Index	N/A	USD 6,750	04/24/2026	(21)	USD (14,175,000)	(91,350)	(170,940)	79,590
						$(120,520)	$(507,349)	$386,829
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$53,904,876	$—	$—	$53,904,876
Short-Term Investment	571,188	—	—	571,188
TOTAL INVESTMENTS	$54,476,064	$—	$—	$54,476,064
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(120,520)	$—	$—	$(120,520)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(120,520)	$—	$—	$(120,520)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,024	$24,024	$1,347,386	$800,222	$—	$—	571,188	$571,188	$1,673
See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.8%
ALABAMA — 5.1%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	$500,000	$502,997
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	200,000	216,095
Southeast Energy Authority A Cooperative District Revenue, AL Series A, 5.00%, 11/1/2035	650,000	663,907
		1,382,999
ARIZONA — 5.0%
Arizona Board of Regents Revenue, AZ Series A, 5.00%, 7/1/2034	700,000	794,755
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	85,835
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	494,485
		1,375,075
ARKANSAS — 1.9%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	529,023
CALIFORNIA — 11.8%
California Community Choice Financing Authority Revenue, CA:
Series E, 5.00%, 9/1/2032	600,000	635,122
Series E-1, 5.00%, 2/1/2054 (a)	500,000	528,103
California Housing Finance Agency Revenue, CA Series 2021-1, Class A, 3.50%, 11/20/2035	165,846	163,263
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series B, 5.75%, 9/1/2053 (b)	350,000	361,844
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	262,148
Palomar Health, General Obligation, CA Series A, Assured Guaranty, Inc., Zero Coupon, 8/1/2027 (c)	100,000	95,302
San Francisco Bay Area Rapid Transit District, General Obligation, CA Series H, 5.00%, 8/1/2034	600,000	708,542
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	175,000	182,827
Security Description	Principal Amount	Value
State of California, General Obligation, CA 5.00%, 3/1/2030	$250,000	$271,989
		3,209,140
COLORADO — 2.7%
Colorado Health Facilities Authority Revenue, CO Series A-1, 4.00%, 8/1/2037	200,000	198,382
Trails at Crowfoot Metropolitan District No. 3, General Obligation, CO Series A, Assured Guaranty, Inc., 5.00%, 12/1/2039 (c)	500,000	534,176
		732,558
DISTRICT OF COLUMBIA — 1.1%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2038	305,000	295,741
FLORIDA — 7.5%
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	530,000	490,292
Crosswinds East Community Development District, Special Assessment, FL 5.50%, 5/1/2044	135,000	137,541
Florida Development Finance Corp. Revenue, FL:
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	250,000	251,160
AMT, 4.50%, 7/1/2032 (b)	300,000	298,609
AMT, 6.13%, 7/1/2032 (a) (b)	300,000	300,193
Series B, AMT, VRN, 12.00%, 7/1/2057 (a) (b)	390,000	269,100
Preserve at South Branch Community Development District, Special Assessment, FL 4.00%, 11/1/2039	300,000	286,251
		2,033,146
GEORGIA — 5.8%
Main Street Natural Gas, Inc. Revenue, GA Series E-1, 5.00%, 12/1/2053 (a)	600,000	635,090
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	600,951
Richmond County Hospital Authority Revenue, GA 3.00%, 1/1/2033	345,000	339,973
		1,576,014
See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
IDAHO — 0.4%
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 6.25%, 9/1/2053 (b)	$100,000	$101,979
ILLINOIS — 3.2%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	268,463
Northern Illinois University Revenue, IL Series B, Build America Mutual Assurance Corp., 4.00%, 4/1/2037 (c)	345,000	339,919
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	100,261
Series A, 5.00%, 12/1/2031	150,000	153,816
		862,459
IOWA — 0.8%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	213,199
KANSAS — 1.1%
City of Olathe, General Obligation, KS Series 234, 3.00%, 10/1/2031	300,000	295,334
KENTUCKY — 1.6%
Kentucky Economic Development Finance Authority Revenue, KY Series A-P3, 4.25%, 7/1/2035	450,000	450,116
LOUISIANA — 2.1%
Louisiana Offshore Terminal Authority Revenue, LA Series 2007A, 4.15%, 9/1/2027	250,000	253,040
Louisiana Public Facilities Authority Revenue, LA Series A, 4.00%, 4/1/2039	320,000	311,177
		564,217
MARYLAND — 0.8%
State of Maryland Department of Transportation Revenue, MD Series B, AMT, 5.00%, 8/1/2030	200,000	214,713
MICHIGAN — 3.3%
Michigan Finance Authority Revenue, MI 5.00%, 11/1/2034	110,000	114,433
Michigan State Building Authority Revenue, MI Series I, 2.52%, 4/15/2059 (a)	250,000	250,000
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2030	500,000	543,361
		907,794
Security Description	Principal Amount	Value
MINNESOTA — 1.4%
Duluth Economic Development Authority Revenue, MN Series A, 4.00%, 6/15/2037	$380,000	$385,327
MISSOURI — 0.4%
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	106,826
NEBRASKA — 1.1%
Central Plains Energy Project Revenue, NE Series A, 5.00%, 5/1/2054 (a)	275,000	290,860
NEW JERSEY — 1.9%
New Jersey Turnpike Authority Revenue, NJ Series B, 5.00%, 1/1/2029	500,000	531,686
NEW MEXICO — 2.7%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	800,000	747,081
NEW YORK — 7.7%
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty, Inc., 3.00%, 3/1/2036 (c)	795,000	749,587
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	274,125
Triborough Bridge & Tunnel Authority Revenue, NY:
Series A, 5.00%, 12/1/2033	360,000	412,320
Series A, 5.00%, 12/1/2034	575,000	662,951
		2,098,983
OHIO — 2.1%
State of Ohio Revenue, OH Series A, 3.25%, 1/1/2035	580,000	561,126
OKLAHOMA — 5.1%
Oklahoma County Finance Authority Revenue, OK 4.00%, 9/1/2038	500,000	495,463
Oklahoma Development Finance Authority Revenue, OK Series B, 5.00%, 8/15/2038	300,000	302,627
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2044	550,000	586,406
		1,384,496
PENNSYLVANIA — 0.4%
Pennsylvania Economic Development Financing Authority Revenue, PA Series C, 5.25%, 12/1/2037 (a)	100,000	100,187
See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
TENNESSEE — 1.0%
Tennessee Energy Acquisition Corp. Revenue, TN Series A, 5.25%, 9/1/2026	$275,000	$277,129
TEXAS — 10.7%
Board of Regents of the University of Texas System Revenue, TX Series B, 5.00%, 8/15/2027	500,000	516,657
City of San Antonio, General Obligation, TX 5.00%, 2/1/2030	250,000	270,244
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 2/15/2033 (c)	610,000	619,591
Lewisville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2028 (c)	100,000	105,684
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A1, 5.50%, 1/1/2057	465,000	420,997
Texas Municipal Power Agency Revenue, TX Assured Guaranty, Inc., 3.00%, 9/1/2039 (c)	250,000	213,534
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	508,381
Van Alstyne Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (c)	240,000	254,670
		2,909,758
UTAH — 3.8%
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2032	260,000	269,335
Utah Telecommunication Open Infrastructure Agency Revenue, UT 4.38%, 6/1/2040	750,000	768,059
		1,037,394
VIRGINIA — 1.8%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty, Inc., 5.25%, 7/1/2048 (c)	345,000	360,100
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 6/30/2039	125,000	129,546
		489,646
Security Description	Principal Amount	Value
WASHINGTON — 1.3%
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2029	$150,000	$151,203
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	200,000	203,243
		354,446
WISCONSIN — 2.2%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	217,885
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	377,791
		595,676
TOTAL MUNICIPAL BONDS & NOTES (Cost $26,461,067)		26,614,128

	Shares
WARRANTS — 0.0% *
CONSTRUCTION & ENGINEERING — 0.0% *
BL Train Holdings West LLC (expiring 12/01/35) (d) (e) (Cost $0)	1,740	3,480
SHORT-TERM INVESTMENT — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (f) (g) (Cost $608,430)	608,430	608,430
TOTAL INVESTMENTS — 100.0% (Cost $27,069,497)		27,226,038
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(1,649)
NET ASSETS — 100.0%		$27,224,389

See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

(a)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 6.1% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	Bond is insured by the following:

% of Net Assets
Assured Guaranty, Inc.	7.2%
Permanent School Fund Guaranteed	3.6%
Build America Mutual Assurance Corp.	2.2%

(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of March 31, 2026,
total aggregate fair value of the securities is $3,480,
representing less than 0.05% of the Fund's net assets.

(e)	Non-income producing security.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
AMT	Alternative Minimum Tax
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$26,614,128	$—	$26,614,128
Warrants	—	—	3,480	3,480
Short-Term Investment	608,430	—	—	608,430
TOTAL INVESTMENTS	$608,430	$26,614,128	$3,480	$27,226,038
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	544,042	$544,042	$3,656,969	$3,592,581	$—	$—	608,430	$608,430	$19,024
See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 96.6%
ALABAMA — 3.7%
Black Belt Energy Gas District Revenue, AL Series C, 5.50%, 10/1/2054 (a)	$300,000	$323,656
CALIFORNIA — 10.3%
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054 (a)	300,000	313,725
City of San Francisco Public Utilities Commission Water Revenue, CA Series A, 5.00%, 11/1/2034	260,000	306,713
State of California, General Obligation, CA 5.00%, 3/1/2031	250,000	276,246
		896,684
CONNECTICUT — 4.8%
State of Connecticut, General Obligation, CT Series E, 5.00%, 11/15/2031	100,000	111,616
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2031 (b)	300,000	302,954
		414,570
DELAWARE — 1.5%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2031	115,000	127,684
GEORGIA — 2.5%
Douglas County School District, General Obligation, GA State Aid Withholding, 5.00%, 4/1/2029	200,000	214,089
ILLINOIS — 5.0%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	268,463
State of Illinois, General Obligation, IL Series C, 4.00%, 10/1/2037	175,000	169,298
		437,761
IOWA — 1.9%
Iowa Finance Authority Revenue, IA VRN, 5.00%, 12/1/2050 (a)	150,000	168,931
MAINE — 1.2%
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	100,000	102,904
MARYLAND — 3.7%
County of Baltimore, General Obligation, MD 5.00%, 3/1/2030	300,000	319,719
Security Description	Principal Amount	Value
MASSACHUSETTS — 3.2%
Massachusetts Development Finance Agency Revenue, MA Series F, 5.00%, 7/1/2039	$250,000	$276,349
MINNESOTA — 1.3%
University of Minnesota Revenue, MN Series B, 5.00%, 10/1/2028	105,000	111,188
NEBRASKA — 1.9%
Omaha Public Power District Revenue, NE Series A, 5.00%, 2/1/2032	165,000	170,307
NEW JERSEY — 6.6%
New Jersey Economic Development Authority Revenue, NJ Series MMM, 5.00%, 6/15/2033	230,000	245,577
New Jersey Transportation Trust Fund Authority Revenue, NJ Series CC, 5.25%, 6/15/2036	300,000	333,152
		578,729
NEW YORK — 13.2%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2037	375,000	409,463
New York City Municipal Water Finance Authority Revenue, NY Series BB, 5.00%, 6/15/2047	250,000	262,054
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 3/15/2032	150,000	167,256
Triborough Bridge & Tunnel Authority Revenue, NY Series A, 5.00%, 12/1/2033	270,000	309,240
		1,148,013
OHIO — 1.3%
State of Ohio Revenue, OH 5.00%, 1/1/2032	100,000	110,747
OREGON — 6.2%
City of Portland Sewer System Revenue, OR Series A, 4.50%, 5/1/2030	150,000	150,199
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	370,000	386,908
		537,107
PENNSYLVANIA — 7.4%
Commonwealth of Pennsylvania, General Obligation, PA Series FIRST, 5.00%, 4/1/2043	250,000	272,732
Pennsylvania Economic Development Financing Authority Revenue, PA Series 2021A-2, 4.60%, 10/1/2046 (a)	375,000	376,118
		648,850
See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
TEXAS — 13.1%
Allen Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (c)	$125,000	$139,016
City of San Antonio Electric & Gas Systems Revenue, TX Series A, 5.00%, 2/1/2029	155,000	164,916
Frisco Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (c)	275,000	305,836
Lamar Consolidated Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2031 (c)	125,000	137,192
North Texas Tollway Authority Revenue, TX Series A, 5.00%, 1/1/2041	250,000	271,554
Prosper Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2034 (c)	105,000	119,294
		1,137,808
VIRGINIA — 6.5%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty, Inc., 5.25%, 7/1/2048 (c)	345,000	360,100
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 1/1/2037	200,000	208,160
		568,260
WASHINGTON — 1.3%
County of King, General Obligation, WA Series A, 5.00%, 1/1/2030	105,000	113,789
TOTAL MUNICIPAL BONDS & NOTES (Cost $8,353,945)		8,407,145

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e) (Cost $195,112)	195,112	$195,112
TOTAL INVESTMENTS — 98.8% (Cost $8,549,057)		8,602,257
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		104,294
NET ASSETS — 100.0%		$8,706,551

(a)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 3.5% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	8.1%
Assured Guaranty, Inc.	4.1%
Build America Mutual Assurance Corp.	3.1%

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.

Abbreviations:
AMT	Alternative Minimum Tax
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$8,407,145	$—	$8,407,145
Short-Term Investment	195,112	—	—	195,112
TOTAL INVESTMENTS	$195,112	$8,407,145	$—	$8,602,257
See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	735,970	$735,970	$4,603,036	$5,143,894	$—	$—	195,112	$195,112	$23,463
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 68.8%
AUSTRALIA — 1.7%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/2040	$54,000	$56,830
Fortescue Treasury Pty. Ltd.:
5.88%, 4/15/2030 (a)	55,000	55,705
6.13%, 4/15/2032 (a)	188,000	192,095
Mineral Resources Ltd.:
8.50%, 5/1/2030 (a)	53,000	54,465
9.25%, 10/1/2028 (a)	183,000	189,676
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	120,000	124,442
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	70,000	71,055
Sydney Airport Finance Co. Pty. Ltd. 5.25%, 3/26/2036 (a)	155,000	153,738
		898,006
BRAZIL — 0.6%
Petrobras Global Finance BV:
6.25%, 1/10/2036	235,000	229,853
6.50%, 7/3/2033	99,000	101,887
		331,740
CANADA — 2.3%
Bombardier, Inc.:
7.25%, 7/1/2031 (a)	59,000	61,834
7.45%, 5/1/2034 (a)	200,000	216,036
8.75%, 11/15/2030 (a)	41,000	43,648
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (a)	156,000	157,353
Champion Iron Canada, Inc. 7.88%, 7/15/2032 (a)	193,000	200,444
Enerflex, Inc. 6.88%, 1/15/2031 (a)	205,000	209,301
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	47,000	49,426
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	105,000	109,523
Vermilion Energy, Inc.:
6.88%, 5/1/2030 (a)	39,000	39,419
7.25%, 2/15/2033 (a)	152,000	153,240
		1,240,224
CAYMAN ISLANDS — 0.3%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	133,000	134,871
CHILE — 0.4%
Corp. Nacional del Cobre de Chile 5.53%, 1/30/2037 (a)	201,000	196,847
CHINA — 0.4%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	123,000	82,165
Security Description	Principal Amount	Value
Prosus NV 4.19%, 1/19/2032 (a)	$157,000	$147,571
		229,736
DENMARK — 0.5%
Genmab AS/Genmab Finance LLC 6.25%, 12/15/2032 (a)	238,000	243,988
FRANCE — 1.5%
BNP Paribas SA VRN, 5 yr. CMT + 2.85%, 6.88%, 12/15/2033 (a)(b)	358,000	346,605
L'Oreal SA 5.00%, 5/20/2035 (a)	200,000	203,510
Societe Generale SA VRN, 5 yr. CMT + 2.95%, 7.13%, 7/15/2035 (a)(b)	259,000	248,883
		798,998
GERMANY — 0.5%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	86,000	77,807
VRN, 5 yr. USD SOFR ICE Swap + 4.36%, 8.13%, 4/30/2030 (b)	200,000	205,890
		283,697
GREECE — 0.5%
Danaos Corp. 6.88%, 10/15/2032 (a)	268,000	272,470
IRELAND — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	86,000	78,182
ITALY — 1.0%
Telecom Italia Capital SA:
7.20%, 7/18/2036	15,000	16,199
7.72%, 6/4/2038	120,000	133,707
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a)(b)	384,000	404,133
		554,039
JAPAN — 1.3%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	262,000	266,538
Nissan Motor Co. Ltd. 4.81%, 9/17/2030 (a)	470,000	426,022
		692,560
LUXEMBOURG — 0.1%
SES AMERICOM, Inc. 5.30%, 3/25/2044 (a)	91,000	70,288
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
NETHERLANDS — 0.5%
ING Groep NV SOFR + 1.61%, 5.42%, 3/23/2037 (b)	$200,000	$199,306
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	42,000	41,806
		241,112
SOUTH AFRICA — 0.8%
Anglo American Capital PLC 5.75%, 4/5/2034 (a)	190,000	195,193
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. 5.85%, 5/13/2032 (a)	255,000	258,991
		454,184
SPAIN — 0.4%
Banco Bilbao Vizcaya Argentaria SA VRN, 5 yr. CMT + 3.25%, 7.75%, 1/14/2032 (b)	190,000	194,332
SWITZERLAND — 1.1%
UBS Group AG:
SOFR + 3.70%, 6.44%, 8/11/2028 (a)(b)	202,000	207,064
VRN, 5 yr. USD SOFR ICE Swap + 3.30%, 7.00%, 2/5/2035 (a)(b)	285,000	277,402
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 6/1/2028 (a)	129,000	126,087
		610,553
UNITED KINGDOM — 3.1%
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	36,122	35,121
Barclays PLC VRN, 5 yr. USD SOFR ICE Swap + 3.69%, 7.63%, 3/15/2035 (b)	200,000	202,264
British Telecommunications PLC 9.63%, 12/15/2030	89,000	106,307
HSBC Holdings PLC:
SOFR + 1.55%, 5.28%, 3/10/2037 (b)	275,000	269,992
SOFR + 3.02%, 7.40%, 11/13/2034 (b)	190,000	210,039
VRN, 5 yr. CMT + 2.91%, 6.75%, 3/24/2031 (b)	209,000	206,597
Lloyds Banking Group PLC VRN, 1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (b)	200,000	203,328
Lseg U.S. Fin Corp. 5.25%, 3/23/2036 (a)	200,000	198,082
Standard Chartered PLC VRN, 5 yr. CMT + 2.87%, 7.00%, 11/14/2035 (a)(b)	248,000	242,834
		1,674,564
Security Description	Principal Amount	Value
UNITED STATES — 51.7%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	$215,000	$219,091
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	37,000	36,207
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	104,000	104,325
Alphabet, Inc. 5.45%, 11/15/2055	200,000	193,450
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	95,000	84,735
Alumina Pty. Ltd. 6.38%, 9/15/2032 (a)	232,000	237,457
Amazon.com, Inc.:
3.10%, 5/12/2051	81,000	52,843
5.65%, 3/13/2046	270,000	269,114
AMC Networks, Inc. 10.50%, 7/15/2032 (a)	79,000	77,979
American Axle & Manufacturing, Inc. 7.75%, 10/15/2033 (a)	136,000	132,418
American Electric Power Co., Inc. Series C, VRN, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (b)	203,000	200,448
American Express Co. 5.85%, 11/5/2027	33,000	33,792
American Financial Group, Inc. 5.00%, 9/23/2035	185,000	177,606
American Tower Corp. 2.30%, 9/15/2031	137,000	120,611
AmeriGas Partners LP/AmeriGas Finance Corp.:
9.38%, 6/1/2028 (a)	95,000	97,498
9.50%, 6/1/2030 (a)	58,000	61,464
Ameriprise Financial, Inc. 4.50%, 5/13/2032	42,000	41,660
Amgen, Inc. 4.20%, 3/1/2033	86,000	83,053
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	104,000	107,092
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 1/15/2028 (a)	62,000	61,969
5.75%, 10/15/2033 (a)	105,000	103,917
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	202,000	182,566
Apollo Debt Solutions BDC 5.70%, 1/23/2031 (a)	68,000	66,460
Applied Materials, Inc. 4.60%, 1/15/2036	1,210,000	1,175,212
ARES Capital Corp. 5.25%, 4/12/2031	85,000	82,173
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	$26,000	$25,747
Arko Corp. 5.13%, 11/15/2029 (a)	93,000	82,257
Athene Holding Ltd. VRN, 5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (b)	111,000	103,733
ATI, Inc.:
5.88%, 12/1/2027	185,000	185,118
7.25%, 8/15/2030	59,000	61,275
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	95,000	85,743
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.38%, 3/1/2029 (a)	71,000	67,843
8.00%, 2/15/2031 (a)	71,000	69,224
8.38%, 6/15/2032 (a)	34,000	33,864
Avnet, Inc. 5.50%, 6/1/2032	40,000	40,510
B&G Foods, Inc. 8.00%, 9/15/2028 (a)	134,000	131,983
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	145,000	142,790
Biogen, Inc. 5.05%, 1/15/2031	55,000	56,026
Blackrock, Inc. 2.10%, 2/25/2032	59,000	51,580
Blackstone Mortgage Trust, Inc. 7.75%, 12/1/2029 (a)	67,000	70,288
Blue Owl Capital Corp. 8.45%, 11/15/2026	53,000	53,730
Boardwalk Pipelines LP 5.38%, 2/15/2036	100,000	98,410
Bristow Group, Inc. 6.75%, 2/1/2033 (a)	238,000	240,287
Broadcom, Inc.:
3.50%, 2/15/2041	194,000	155,031
4.15%, 4/15/2032 (a)	110,000	106,448
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	69,000	69,680
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	220,000	211,757
Cadence Design Systems, Inc. 4.70%, 9/10/2034	53,000	52,045
California Resources Corp.:
7.00%, 1/15/2034 (a)	174,000	175,053
8.25%, 6/15/2029 (a)	46,000	48,134
Capital One Financial Corp.:
SOFR + 2.04%, 6.18%, 1/30/2036 (b)	245,000	248,964
SOFR + 3.37%, 7.96%, 11/2/2034 (b)	236,000	270,475
Carlyle Secured Lending, Inc. 5.75%, 2/15/2031	65,000	61,319
Security Description	Principal Amount	Value
Carnival Corp. 5.13%, 5/1/2029 (a)	$168,000	$166,718
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	213,000	211,077
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	38,000	36,124
Caterpillar, Inc. 5.20%, 5/15/2035	100,000	102,385
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 8/15/2030 (a)	81,000	75,597
Celanese U.S. Holdings LLC 7.38%, 7/15/2032	49,000	51,169
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	16,000	15,050
Century Communities, Inc. 6.63%, 9/15/2033 (a)	32,000	31,480
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	58,000	52,039
Charter Communications Operating LLC/Charter Communications Operating Capital 5.85%, 12/1/2035	230,000	226,035
Chemours Co. 8.00%, 1/15/2033 (a)	164,000	164,881
Cheniere Energy, Inc. 5.20%, 7/30/2036 (a)	275,000	271,964
Ciena Corp. 4.00%, 1/31/2030 (a)	215,000	204,732
Citadel Finance LLC 5.15%, 2/14/2031 (a)	449,000	438,673
Citadel LP 6.00%, 1/23/2030 (a)	33,000	33,991
Citigroup, Inc.:
SOFR + 1.49%, 5.17%, 9/11/2036 (b)	70,000	69,322
SOFR + 1.83%, 6.02%, 1/24/2036 (b)	165,000	168,617
Series GG, 5 yr. CMT + 2.89%, 6.88%, 8/15/2030 (b)	230,000	231,217
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 9/15/2032 (a)	57,000	57,482
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	127,000	109,965
Coherent Corp. 5.00%, 12/15/2029 (a)	108,000	105,966
Columbus McKinnon Corp. 7.13%, 2/1/2033 (a)	90,000	89,815
Comcast Corp. 2.99%, 11/1/2063	233,000	123,574
Commercial Metals Co. 4.13%, 1/15/2030	251,000	239,108
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	$110,000	$113,894
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	54,000	53,171
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	161,000	152,172
COPT Defense Properties LP 2.75%, 4/15/2031	17,000	15,362
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	148,000	143,942
Crescent Energy Finance LLC 7.88%, 4/15/2032 (a)	279,000	285,414
Crown Americas LLC 5.88%, 6/1/2033	113,000	113,070
CVR Energy, Inc. 7.88%, 2/15/2034 (a)	147,000	147,437
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.38%, 6/30/2033 (a)	193,000	194,476
Delta Air Lines, Inc. 5.25%, 7/10/2030	35,000	35,268
Deluxe Corp.:
8.00%, 6/1/2029 (a)	197,000	198,489
8.13%, 9/15/2029 (a)	53,000	55,180
Diamondback Energy, Inc. 6.25%, 3/15/2033	198,000	211,418
Discovery Communications LLC:
5.00%, 9/20/2037	28,000	20,247
6.35%, 6/1/2040	113,000	82,391
Discovery Global Holdings, Inc.:
4.28%, 3/15/2032	285,000	252,322
5.05%, 3/15/2042	27,000	18,013
DISH DBS Corp. 5.75%, 12/1/2028 (a)	91,000	88,123
Diversified Healthcare Trust 4.38%, 3/1/2031	153,000	135,544
Dominion Energy, Inc. Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (b)	76,000	78,029
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	75,000	69,152
DT Midstream, Inc. 4.38%, 6/15/2031 (a)	14,000	13,515
EchoStar Corp. 10.75%, 11/30/2029	84,019	90,741
Edison International 6.25%, 3/15/2030	5,000	5,182
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a)	39,000	37,640
Elanco Animal Health, Inc. 6.40%, 8/28/2028	207,000	212,258
Security Description	Principal Amount	Value
Eli Lilly & Co. 4.70%, 2/27/2033	$69,000	$69,541
EnerSys 4.38%, 12/15/2027 (a)	225,000	223,045
Entergy Arkansas LLC 5.45%, 6/1/2034	50,000	51,508
ERP Operating LP 4.65%, 9/15/2034	66,000	64,362
Excelerate Energy LP 8.00%, 5/15/2030 (a)	208,000	217,799
EZCORP, Inc. 7.38%, 4/1/2032 (a)	193,000	201,311
Fidelity National Financial, Inc. 2.45%, 3/15/2031	32,000	28,249
Flex Ltd.:
5.25%, 1/15/2032	81,000	81,266
5.38%, 11/13/2035	198,000	194,905
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	137,000	136,204
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (a)	258,000	257,907
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	71,000	73,438
Genuine Parts Co. 4.95%, 8/15/2029	71,000	70,737
Getty Images, Inc. 11.25%, 2/21/2030 (a)	46,077	41,456
Global Payments, Inc. 5.40%, 8/15/2032	33,000	32,716
Goldman Sachs Group, Inc. SOFR + 1.19%, 5.07%, 1/21/2037 (b)	75,000	73,435
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	41,000	32,015
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	38,000	37,990
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	67,000	68,560
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (a)	119,000	120,154
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	165,000	154,625
12.25%, 4/15/2029 (a)	91,000	97,033
HUB International Ltd. 7.38%, 1/31/2032 (a)	77,000	78,544
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	21,000	18,987
Hyatt Hotels Corp. 5.75%, 3/30/2032	45,000	46,216
iHeartCommunications, Inc.:
7.75%, 8/15/2030 (a)	31,000	24,880
9.13%, 5/1/2029 (a)	57,042	51,777
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	$84,000	$69,926
Jabil, Inc. 5.45%, 2/1/2029	11,000	11,216
Jane Street Group/JSG Finance, Inc. 6.75%, 5/1/2033 (a)	62,000	62,931
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.95%, 4/20/2035	33,000	34,240
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	114,000	107,737
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (b)	76,000	57,043
SOFR + 1.32%, 5.50%, 1/24/2036 (b)	43,000	44,004
SOFR + 1.64%, 5.58%, 7/23/2036 (b)	115,000	116,535
SOFR + 1.68%, 5.57%, 4/22/2036 (b)	120,000	123,444
Series OO, VRN, 5 yr. CMT + 2.15%, 6.50%, 4/1/2030 (b)	85,000	87,187
Kaiser Aluminum Corp. 5.88%, 3/1/2034 (a)	220,000	216,275
Kohl's Corp. 5.13%, 5/1/2031	91,000	68,939
Las Vegas Sands Corp. 5.63%, 6/15/2028	155,000	156,992
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	247,000	230,641
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	94,000	59,058
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	24,000	24,521
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	103,000	108,023
Lowe's Cos., Inc. 2.80%, 9/15/2041	89,000	62,651
LPL Holdings, Inc. 5.75%, 6/15/2035	135,000	134,388
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	112,000	95,584
6.13%, 3/15/2032 (a)	22,000	21,658
Madison IAQ LLC 5.88%, 6/30/2029 (a)	72,000	70,732
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	98,000	102,395
Marriott International, Inc. 5.50%, 4/15/2037	135,000	134,503
Match Group Holdings II LLC 6.13%, 9/15/2033 (a)	83,000	80,786
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	41,000	38,333
Security Description	Principal Amount	Value
McAfee Corp. 7.38%, 2/15/2030 (a)	$80,000	$65,993
McGraw-Hill Education, Inc. 8.00%, 8/1/2029 (a)	124,000	123,826
Merck & Co., Inc. 4.75%, 12/4/2035	82,000	80,478
Micron Technology, Inc. 6.05%, 11/1/2035	100,000	107,861
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	49,000	46,060
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	31,000	31,052
Moog, Inc. 4.25%, 12/15/2027 (a)	218,000	218,000
Morgan Stanley SOFR + 1.76%, 5.66%, 4/17/2036 (b)	155,000	158,667
MSCI, Inc. 3.63%, 11/1/2031 (a)	23,000	21,280
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	140,000	134,931
Nabors Industries, Inc. 7.63%, 11/15/2032 (a)	143,000	146,338
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	105,000	95,583
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/2029 (a)	72,000	57,528
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	65,000	67,008
8.38%, 2/15/2032 (a)	95,000	98,178
Noble Finance II LLC 8.00%, 4/15/2030 (a)	260,000	268,333
Novelis Corp. 4.75%, 1/30/2030 (a)	161,000	152,488
NRG Energy, Inc. 6.25%, 11/1/2034 (a)	18,000	18,129
NuStar Logistics LP:
5.63%, 4/28/2027	33,000	33,063
6.38%, 10/1/2030	106,000	109,611
Oaktree Strategic Credit Fund 6.19%, 7/15/2030	75,000	73,312
Oncor Electric Delivery Co. LLC 4.30%, 5/15/2028	90,000	89,996
Oracle Corp. 5.70%, 2/4/2036	40,000	38,457
Owens-Brockway Glass Container, Inc. 7.38%, 6/1/2032 (a)	66,000	62,487
PacifiCorp 3.30%, 3/15/2051	60,000	37,172
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	104,000	106,340
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	108,000	105,152
6.38%, 11/1/2032 (a)	28,000	28,009
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (a)	$89,000	$91,279
9.88%, 3/15/2030 (a)	132,000	141,347
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	23,000	22,640
Perimeter Holdings LLC 6.25%, 1/15/2034 (a)	48,000	47,141
Phinia, Inc.:
6.63%, 10/15/2032 (a)	203,000	205,684
6.75%, 4/15/2029 (a)	10,000	10,207
Pinnacle Bank/Nashville TN VRN, 5 yr. CMT + 2.30%, 5.96%, 1/15/2036 (b)	250,000	247,715
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	69,000	66,206
Prudential Financial, Inc. 5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	82,000	82,148
Public Storage Operating Co. 2.25%, 11/9/2031	42,000	37,214
QUALCOMM, Inc. 5.40%, 5/20/2033	124,000	129,012
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	16,000	16,322
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	36,000	34,025
Rithm Capital Corp. 8.00%, 7/15/2030 (a)	71,000	68,636
Royal Caribbean Cruises Ltd. 5.25%, 2/27/2038	232,000	220,588
Sabre GLBL, Inc. 11.13%, 7/15/2030 (a)	97,000	82,206
Salesforce, Inc. 5.55%, 3/15/2036	271,000	270,179
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (a)	29,000	28,077
5.75%, 12/1/2034 (a)	12,000	11,988
5.88%, 7/15/2030 (a)	198,000	201,360
8.50%, 7/15/2031 (a)	27,000	28,308
SESI LLC 7.88%, 9/30/2030 (a)	62,000	63,221
SM Energy Co. 9.63%, 6/15/2033 (a)	325,000	359,655
Southwestern Electric Power Co. 5.20%, 4/1/2036	275,000	270,484
Stagwell Global LLC 5.63%, 8/15/2029 (a)	81,000	77,212
Staples, Inc. 10.75%, 9/1/2029 (a)	14,000	13,003
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	105,000	97,677
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	137,000	136,330
6.50%, 10/15/2030 (a)	53,000	53,888
Security Description	Principal Amount	Value
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	$102,000	$105,878
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	121,000	122,589
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	74,000	66,843
Synchrony Financial:
7.25%, 2/2/2033	152,000	155,037
SOFR + 1.53%, 4.95%, 2/25/2032 (b)	54,000	52,429
Talos Production, Inc. 9.38%, 2/1/2031 (a)	113,000	119,944
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	90,000	90,151
Texas Instruments, Inc. 4.90%, 3/14/2033	90,000	91,550
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	124,000	121,127
Tidewater, Inc. 9.13%, 7/15/2030 (a)	213,000	227,392
TMS International Corp. 6.25%, 4/15/2029 (a)	38,000	36,990
Toll Brothers Finance Corp. 5.60%, 6/15/2035	75,000	76,492
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	31,000	31,428
Transocean International Ltd.:
8.25%, 5/15/2029 (a)	151,000	155,957
8.50%, 5/15/2031 (a)	61,000	64,084
Travel & Leisure Co.:
4.63%, 3/1/2030 (a)	186,000	177,111
6.13%, 9/1/2033 (a)	57,000	56,189
TriMas Corp. 4.13%, 4/15/2029 (a)	142,000	135,167
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	25,000	24,010
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	32,000	35,065
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	74,000	73,826
Under Armour, Inc. 7.25%, 7/15/2030 (a)	131,000	132,450
United Airlines Pass-Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	178,758	181,484
USI, Inc. 7.50%, 1/15/2032 (a)	37,000	37,787
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	16,000	16,366
Viasat, Inc.:
6.50%, 7/15/2028 (a)	200,000	197,442
7.50%, 5/30/2031 (a)	78,000	77,086
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	145,000	135,697
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Viking Cruises Ltd. 7.00%, 2/15/2029 (a)	$59,000	$59,074
Virginia Electric & Power Co. 5.05%, 8/15/2034	23,000	22,980
Virtusa Corp. 7.13%, 12/15/2028 (a)	43,000	33,608
VoltaGrid LLC 7.38%, 11/1/2030 (a)	131,000	135,175
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	111,000	113,574
Wayfair LLC 7.75%, 9/15/2030 (a)	40,000	41,621
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	35,000	35,666
Western Midstream Operating LP:
5.50%, 12/15/2035	24,000	23,601
6.15%, 4/1/2033	11,000	11,488
Westlake Corp. 5.55%, 11/15/2035	58,000	57,756
Williams Cos., Inc.:
5.15%, 3/15/2036	80,000	78,833
8.75%, 3/15/2032	132,000	156,759
WULF Compute LLC 7.75%, 10/15/2030 (a)	225,000	237,762
XPLR Infrastructure Operating Partners LP:
8.38%, 1/15/2031 (a)	160,000	168,786
8.63%, 3/15/2033 (a)	89,000	94,101
Zoetis, Inc. 5.00%, 8/17/2035	70,000	69,419
		27,797,145
TOTAL CORPORATE BONDS & NOTES (Cost $37,368,152)		36,997,536
ASSET-BACKED SECURITIES — 6.3%
BCC Middle Market CLO LLC Series 2025-1A, Class A1, ABS, 3 mo. USD Term SOFR + 1.62%, 5.29%, 7/17/2037 (a)(b)	920,000	915,854
CIFC Funding Ltd.:
Series 2025-4A, Class E, ABS, 3 mo. USD Term SOFR + 4.95%, 9.06%, 10/24/2038 (a)(b)	260,000	236,652
Series 2026-1A, Class D1, ABS, 3 mo. USD Term SOFR + 2.30%, 5.95%, 4/25/2039 (a)(b)	250,000	248,898
Golub Capital CLO 86B Ltd.:
Series 2026-86A, Class D1, ABS, 3 mo. USD Term SOFR + 2.30%, 5.96%, 1/25/2039 (a)(b)	250,000	239,741
Security Description	Principal Amount	Value
Series 2026-86A, Class E, ABS, 3 mo. USD Term SOFR + 4.30%, 7.96%, 1/25/2039 (a)(b)	$250,000	$237,138
Golub Capital Partners CLO 77 B Ltd.:
Series 2024-77A, Class C, ABS, 3 mo. USD Term SOFR + 1.80%, 5.47%, 1/25/2038 (a)(b)	265,000	264,471
Series 2024-77A, Class E, ABS, 3 mo. USD Term SOFR + 4.85%, 8.52%, 1/25/2038 (a)(b)	250,000	242,261
KKR CLO 22 Ltd. Series 22A, Class B, 3 mo. USD Term SOFR + 1.86%, 5.53%, 7/20/2031 (a)(b)	250,000	250,119
OCP CLO Ltd. Series 2021-23A, Class ER2, ABS, 3 mo. USD Term SOFR + 4.50%, 8.17%, 1/17/2039 (a)(b)	250,000	241,638
RR 43 Ltd. Series 2026-43A, Class C1, ABS, 3 mo. USD Term SOFR + 2.40%, 6.05%, 10/15/2039 (a)(b)	250,000	247,618
Silver Point CLO 16 Ltd. Series 2026-16A, Class D1, ABS, 3 mo. USD Term SOFR + 2.45%, 6.11%, 4/18/2039 (a)(b)	250,000	247,612
TOTAL ASSET-BACKED SECURITIES (Cost $3,450,493)		3,372,002

	Shares
CONVERTIBLE BONDS — 1.5%
CHINA — 0.1%
H World Group Ltd. 3.00%, 5/1/2026	30,000	40,490
DENMARK — 0.1%
Ascendis Pharma AS 2.25%, 4/1/2028	25,000	36,764
ISRAEL — 0.1%
Nova Ltd. 9/15/2030 (a)	25,000	38,538
UNITED STATES — 1.2%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	15,000	35,990
Alnylam Pharmaceuticals, Inc. 1.00%, 9/15/2027	11,000	14,119
Arrowhead Pharmaceuticals, Inc. 1/15/2032	40,000	41,436
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
Avnet, Inc. 1.75%, 9/1/2030 (a)	38,000	$41,286
Bloom Energy Corp. 11/15/2030 (a)	23,000	24,478
BWX Technologies, Inc. 11/1/2030 (a)	23,000	23,759
Cloudflare, Inc. 6/15/2030 (a)	17,000	19,296
Energy Fuels, Inc. 0.75%, 11/1/2031 (a)	29,000	33,689
FirstEnergy Corp. 3.63%, 1/15/2029 (a)	38,000	43,099
Guardant Health, Inc. 1.25%, 2/15/2031	23,000	38,716
Ionis Pharmaceuticals, Inc. 1.75%, 6/15/2028	15,000	22,654
LCI Industries 3.00%, 3/1/2030	29,000	34,960
Liberty Media Corp.-Liberty Formula One 2.25%, 8/15/2027	19,000	21,834
Ligand Pharmaceuticals, Inc. 0.75%, 10/1/2030 (a)	19,000	23,008
Lumentum Holdings, Inc. 0.38%, 3/15/2032 (a)	12,000	46,151
MKS, Inc. 1.25%, 6/1/2030	17,000	28,195
Rivian Automotive, Inc. 3.63%, 10/15/2030	37,000	35,432
Seagate HDD Cayman 3.50%, 6/1/2028	5,000	23,638
Semtech Corp. 10/15/2030 (a)	22,000	24,496
Stem, Inc. 0.50%, 12/1/2028 (a)	95,000	38,197
Welltower OP LLC 2.75%, 5/15/2028 (a)	11,000	22,900
Western Digital Corp. 3.00%, 11/15/2028	5,000	35,839
		673,172
TOTAL CONVERTIBLE BONDS (Cost $755,000)		788,964
CONVERTIBLE PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
Oracle Corp. 6.50%, 1/15/2029	1,047	47,125
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,350)		47,125
PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
Equitable Holdings, Inc. 5.25%, 6/15/2026	2,500	48,525
Security Description	Shares	Value
Equitable Holdings, Inc. 4.30%, 4/29/2026	750	$11,970
		60,495
TOTAL PREFERRED STOCKS (Cost $60,625)		60,495

	Principal Amount
SENIOR FLOATING RATE LOANS — 18.0%
ADVERTISING SERVICES — 0.5%
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 8.76%, 2/3/2033 (b)	$290,658	277,869
AEROSPACE & DEFENSE — 0.6%
Air Comm Corp. LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.42%, 12/11/2031 (b)	94,439	94,793
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 1/27/2032 (b)	45,984	45,984
Kaman Corp.:
2025 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.20%, 2/26/2032 (b)	7,992	1,563
2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.17%, 2/26/2032 (b)	87,340	87,474
TransDigm, Inc.:
2023 Term Loan J, 1 mo. USD Term SOFR + 2.50%, 6.17%, 2/28/2031 (b)	39,202	39,251
2026 Term Loan N, 1 mo. USD Term SOFR + 2.50%, 6.17%, 2/13/2033 (b)	41,000	41,066
		310,131
APPAREL — 0.1%
Beach Acquisition Bidco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.95%, 9/12/2032 (b)	46,883	47,058
AUTO PARTS & EQUIPMENT — 0.9%
Clarios Global LP:
2025 EUR Term Loan B, 1 mo. EURIBOR + 3.25%, 5.14%, 1/28/2032 (b)	62,000	71,474
2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 1/28/2032 (b)	95,520	95,401
First Brands Group LLC:
2021 Term Loan, 1 mo. USD Term SOFR + 7.11%, 10.78%, 3/30/2027 (b)	31,080	91
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.78%, 3/30/2027 (b)	$113,355	$331
2025 DIP Term Loan, 1 mo. USD Term SOFR + 10.00%, 13.67%, 6/29/2026 (b)	230	56
2025 PIK DIP Roll-Up Term Loan B, 3 mo. USD Term SOFR + 7.00%, 10.68%, 6/29/2026 (b)	165,677	631
IXS Holdings, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 5.50%, 9.17%, 9/5/2029 (b)	301,781	301,813
		469,797
BEVERAGES — 0.3%
Primo Brands Corp., 2026 Term Loan B (c)	148,000	148,416
CHEMICALS — 2.3%
Bakelite U.S. Holdco, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.45%, 12/23/2031 (b)	202,849	196,369
Illuminate Buyer LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 12/31/2029 (b)	336,153	334,202
Natgasoline LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 9.17%, 3/29/2030 (b)	246,836	249,150
New Arclin U.S. Holding Corp., 2026 USD Term Loan B (c)	286,000	262,941
Olympus Water U.S. Holding Corp.:
2024 EUR Term Loan B, 3 mo. EURIBOR + 3.75%, 5.88%, 6/20/2031 (b)	107,000	121,657
2024 USD Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.70%, 6/20/2031 (b)	48,081	46,326
		1,210,645
COMMERCIAL SERVICES — 1.1%
Belron Finance LLC, 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.66%, 10/16/2031 (b)	133,623	133,740
Camelot U.S. Acquisition LLC:
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 1/31/2031 (b)	26,188	22,756
2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.92%, 1/31/2031 (b)	44,393	38,733
Security Description	Principal Amount	Value
Galaxy U.S. Opco, Inc., Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.67%, 7/31/2030 (b)	$326,471	$283,331
Nuvei Technologies Corp., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 11/17/2031 (b)	133,765	131,257
		609,817
COMPUTERS — 0.3%
Clover Holdings 2 LLC, Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.68%, 12/9/2031 (b)	86,347	82,894
NCR Atleos LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.69%, 4/16/2029 (b)	98,109	98,170
		181,064
CONSTRUCTION MATERIALS — 0.2%
Quikrete Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.92%, 2/10/2032 (b)	105,930	105,864
CONTAINERS & PACKAGING — 0.1%
Node AcquiCo GmbH, EUR Term Loan, 1 mo. EURIBOR + 3.50%, 5.46%, 12/8/2032 (b)	EUR58,306	67,102
DISTRIBUTION/WHOLESALE — 0.6%
S&S Holdings LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 8.68%, 10/1/2031 (b)	329,192	311,087
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Azorra Soar TLB Finance Ltd., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.17%, 10/18/2029 (b)	151,616	152,058
FNZ Group Services Ltd., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 8.66%, 11/5/2031 (b)	155,430	124,272
		276,330
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Crown Subsea Communications Holding, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.67%, 1/30/2031 (b)	131,176	131,750
Vantor Holdings, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.17%, 3/3/2033 (b)	191,000	187,598
		319,348
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 0.4%
Kohler Energy Co. LLC, 2026 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.70%, 5/1/2031 (b)	$192,349	$192,349
ELECTRONICS — 0.5%
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.67%, 12/2/2031 (b)	162,808	163,174
Resilience Parent LLC, 1st Lien Term Loan, 6 mo. USD Term SOFR + 2.50%, 6.10%, 2/28/2033 (b)	92,000	91,641
		254,815
ENVIRONMENTAL CONTROL — 0.2%
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.17%, 3/3/2032 (b)	81,665	81,767
FOOD PRODUCTS — 0.1%
Savor Acquisition, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 2/19/2032 (b)	76,071	76,261
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Hologic, Inc., 2026 EUR Term Loan B (c)	EUR145,000	165,938
HEALTH CARE PROVIDERS & SERVICES — 0.8%
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.42%, 5/19/2031 (b)	117,886	118,056
Team Services Group LLC, 2026 Term Loan B (c)	338,014	321,747
		439,803
HOUSEHOLD PRODUCTS — 0.1%
Lavender Dutch BorrowerCo BV, EUR Term Loan, 3 mo. EURIBOR + 3.50%, 5.63%, 12/30/2032 (b)	EUR55,000	63,029
INSURANCE — 2.5%
Alera Group, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 5/30/2032 (b)	67,909	66,007
AmWINS Group, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.67%, 1/30/2032 (b)	254,706	253,307
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.37%, 2/15/2031 (b)	446,616	436,849
Security Description	Principal Amount	Value
Asurion LLC:
2025 Term Loan B13, 1 mo. USD Term SOFR + 4.25%, 7.92%, 9/19/2030 (b)	$78,908	$78,119
2026 Term Loan B14, 1 mo. USD Term SOFR + 3.75%, 7.42%, 2/23/2033 (b)	111,619	108,061
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.17%, 7/31/2031 (b)	251,709	247,484
Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 8.45%, 5/6/2032 (b)	38,421	38,181
USI, Inc.:
2024 Term Loan C, 3 mo. USD Term SOFR + 2.25%, 5.95%, 9/29/2030 (b)	21,454	21,422
2024 Term Loan D, 3 mo. USD Term SOFR + 2.25%, 5.95%, 11/21/2029 (b)	96,542	96,442
		1,345,872
LEISURE TIME — 0.4%
Horizon U.S. Finco LP, Term Loan B, 6 mo. USD Term SOFR + 4.50%, 8.45%, 10/31/2031 (b)	258,261	242,766
MACHINERY — 0.7%
Columbus McKinnon Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.20%, 2/3/2033 (b)	372,984	372,051
MEDIA — 1.2%
Cengage Learning, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 3/24/2031 (b)	55,178	54,166
DirecTV Financing LLC:
2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.18%, 8/2/2029 (b)	87,535	87,893
2025 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 9.17%, 2/17/2031 (b)	96,938	97,203
Dotdash Meredith, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.17%, 6/16/2032 (b)	102,775	97,556
EW Scripps Co., 2025 Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.54%, 6/30/2028 (b)	31,615	31,898
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
McGraw-Hill Global Education Holdings LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 8/6/2031 (b)	$46,183	$46,183
Nexstar Broadcasting, Inc., 2026 Term Loan B7 (c)	231,000	228,690
		643,589
MISCELLANEOUS MANUFACTURER — 0.3%
International Textile Group, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 8.50%, 12.31%, 9/30/2027 (b)	180,074	180,975
PHARMACEUTICALS — 0.8%
Alkermes, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.42%, 8/12/2031 (b)	204,000	205,786
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 9.92%, 10/8/2030 (b)	244,155	236,287
		442,073
PIPELINES — 0.1%
Crescent Midstream Operating LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.42%, 2/18/2033 (b)	44,000	44,202
RETAIL — 0.6%
PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.68%, 8/18/2032 (b)	338,000	336,394
SOFTWARE — 0.9%
BCPE Pequod Buyer, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.42%, 11/25/2031 (b)	222,442	216,279
Dayforce, Inc., 2026 Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/4/2033 (b)	101,728	96,500
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.25%, 7.92%, 7/1/2031 (b)	61,444	55,359
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.17%, 2/10/2031 (b)	98,621	94,374
		462,512
TOTAL SENIOR FLOATING RATE LOANS (Cost $10,103,782)		9,678,924

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.4%
BlackRock Floating Rate Income Strategies Fund, Inc.	4,403	$48,521
Nuveen Floating Rate Income Fund	32,312	242,986
Nuveen Credit Strategies Income Fund	50,328	245,098
BlackRock Floating Rate Income Trust	4,541	48,861
Blackstone Senior Floating Rate 2027 Term Fund	2,004	25,952
Blackstone Strategic Credit 2027 Term Fund	4,387	48,915
Eaton Vance Senior Income Trust	2,303	11,492
Eaton Vance Floating-Rate Income Trust	4,600	49,358
Eaton Vance Senior Floating-Rate Trust	2,095	22,081
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $788,108)		743,264

Principal Amount
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $93,623)	$94,569	90,930

	Shares
SHORT-TERM INVESTMENT — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e) (Cost $1,428,654)	1,428,654	1,428,654
TOTAL INVESTMENTS — 99.0% (Cost $54,100,787)		53,207,894
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		518,832
NET ASSETS — 100.0%		$53,726,726

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 49.7% of net assets as of March 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at March 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
At March 31, 2026, the Fund had unfunded loan commitments of $18,731, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	4,615	4,632	17
Kaman Corp.	6,432	6,442	10
Savor Acquisition, Inc.	7,684	7,703	19
	$18,731	$18,777	$46
At March 31, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	EUR 145,000	167,085	04/20/2026	$(126)
Goldman Sachs Bank USA	EUR 124,000	144,039	04/09/2026	1,120
Goldman Sachs Bank USA	EUR 27,000	31,240	04/24/2026	98
Royal Bank of Canada	AUD 64,000	44,945	04/09/2026	1,116
Royal Bank of Canada	EUR 155,000	180,523	04/13/2026	1,841
Royal Bank of Canada	EUR 62,000	71,574	04/30/2026	43
UBS AG	EUR 55,000	65,038	04/02/2026	1,667
UBS AG	USD 63,267	55,000	04/02/2026	105
UBS AG	EUR 55,000	63,363	05/04/2026	(105)
Total				$5,759

AUD	Australian Dollar
EUR	Euro
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (long)	24	06/18/2026	$2,778,599	$2,724,375	$(54,224)
5 Yr. U.S. Treasury Note Futures (long)	70	06/30/2026	7,617,727	7,572,578	(45,149)
					$(99,373)
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s Omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Morgan Stanley Bank, N.A.	Intercontinental Exchange, Inc.	1,485	5.00%/ Quarterly	12/20/30	$(78,202)	$(105,799)	$27,597
Morgan Stanley Bank, N.A.	Intercontinental Exchange, Inc.	990	5.00%/ Quarterly	12/20/30	(52,135)	(70,532)	18,397
							$45,994
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$36,997,536	$—	$36,997,536
Asset-Backed Securities	—	3,372,002	—	3,372,002
Commercial Mortgage Backed Securities	—	90,930	—	90,930
Convertible Bonds	—	788,964	—	788,964
Convertible Preferred Stocks	47,125	—	—	47,125
Mutual Funds and Exchange Traded Products	743,264	—	—	743,264
Preferred Stocks	60,495	—	—	60,495
Senior Floating Rate Loans	—	9,678,924	—	9,678,924
Short-Term Investment	1,428,654	—	—	1,428,654
TOTAL INVESTMENTS	$2,279,538	$50,928,356	$—	$53,207,894
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$46	$—	$46
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	—	5,990	—	5,990
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(231)	—	(231)
Credit Default Swaps - Unrealized Appreciation	—	45,994	—	45,994
Futures Contracts - Unrealized Depreciation	(99,373)	—	—	(99,373)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(99,373)	$51,799	$—	$(47,574)
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Blackstone Senior Loan ETF	54,115	$2,250,643	$1,274,123	$3,478,618	$(59,816)	$13,668	—	$—	$104,567
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,502,406	3,502,406	24,793,182	26,866,934	—	—	1,428,654	1,428,654	94,065
Total		$5,753,049	$26,067,305	$30,345,552	$(59,816)	$13,668		$1,428,654	$198,632
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
• Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
• Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
• Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
• Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2026, is disclosed in the Fund's respective Schedules of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended March 31, 2026, the State Street Ultra Short Term Bond ETF, State Street DoubleLine Total Return Tactical ETF and State Street Loomis Sayles Opportunistic Bond ETF entered into futures contracts to hedge interest rate risk and manage duration.
Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Credit Default Swaps
During the period ended March 31, 2026, the State Street Loomis Sayles Opportunistic Bond ETF engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counter parties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge,

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NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended March 31, 2026, the State Street Loomis Sayles Opportunistic Bond ETF entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Options Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
During the period ended March 31, 2026, the State Street US Equity Premium Income ETF entered into option contracts.
Loan Agreements
The State Street Blackstone Senior Loan ETF, State Street DoubleLine Total Return Tactical ETF, State Street DoubleLine Short Duration Total Return Tactical ETF, State Street Loomis Sayles Opportunistic Bond ETF and State Street Blackstone High Income ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2026 are disclosed in the Funds' respective Schedules of Investments.